HARRIS
                                INSIGHT(R) FUNDS

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2001

                                     (LOGO)
                                     HARRIS
                                INSIGHT(R) FUNDS
                               [GRAPHIC OMITTED]

                    POWERFUL INSIGHT. SOLID INVESTMENTS.(R)

             -----------------------------------------------------
             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
             -----------------------------------------------------

                             LETTER TO SHAREHOLDERS

DEAR SHAREHOLDER:

We are pleased to report to you performance results for the Harris Insight Funds for the six-month period ended June 30, 2001.


CAPITAL MARKETS 2001

The Federal Reserve Board has been aggressively cutting interest rates this year, with the most recent 25-basis-point cut made at the end of June. The U.S. economy actually showed signs of growth in the first quarter, with reported GDP up 2.0% and the CPI up 4.0%, compared with a revised 1.0% growth in GDP and a 3.4% increase in CPI during the fourth quarter of 2000. However, recent economic indicators, such as May's employment report and the National Purchasing Managers' Index, confirmed a weak industrial sector and a weakening economy. With the likelihood of additional economic stimuli (i.e. discussions concerning lower taxes and an accommodative Fed), the outlook through year-end is for corporate profits to begin to stabilize.


EQUITIES

During the first six months of 2001, the S&P 500(R) was off 6.70%. S&P 500 companies continued to report profit and earnings shortfalls throughout this period, with technology companies especially being affected by slowing world economies and reduced capital spending. During this period, companies demonstrating consistent earnings and those presenting intrinsic value and solid balance sheets generally outperformed. The S&P 500 Value Index(R) significantly outperformed the S&P 500 Growth Index(R). Smaller stocks as a group provided further additional returns over larger companies, with most of the leaders being found in the value universe. For the first six months of this year, the worst-performing sectors were Health Care and Technology; the best-performing sectors were Consumer Staples, Transportation and Merchandising/Distributors.

The equity markets, given the backdrop of Fed actions, are beginning to look beyond this current quarter's earnings reports to expectations of an improved business environment towards the end of 2001 and into next year.


FIXED INCOME

The fact that long-term interest rates finished the first half of 2001 only slightly above January levels masks a great many crosscurrents beneath the surface. Most notably, the Federal Reserve Board of Governors, in response to an increasingly soft economy, lowered overnight rates six times by a total of 275 basis points. The result is a much "steeper" yield curve under which investors can earn higher yields by investing in longer bonds.

                             LETTER TO SHAREHOLDERS

                                   (CONTINUED)


The spirited demand from investors was met enthusiastically by issuers. New issuance in the first half of the year was an all-time high. Total global origination through June was $3.4 trillion according to Lehman Brothers. For perspective, that amount already exceeds the total for the full year of 1995.

The market once again demonstrated clearly that it is a forward-looking mechanism. Despite the slowing economy and deterioration in credit quality, credit-sensitive corporate bonds were the best performers of the investment-grade sectors. Investors were willing to look through the current weakness and count on the Fed's easing and the fiscal stimulus of the newly enacted tax package to bring about a quick recovery. Mortgage- and asset-backed bonds also performed well during the period. The Harris Insight Bond Funds and Money Market Funds continued to perform very well in this environment.


OUR MANAGEMENT APPROACH

Harris Investment Management's equity investment philosophy focuses on combining the best elements of value and growth investing, setting us apart in today's current equity-market environment where high valuations and volatility seem to be the order of the day. We continue to enhance our models to identify valuation factors that work better in today's economy, without abandoning our disciplined management style that has served so well over the years. The late 1990's notwithstanding, small-cap stocks have historically outperformed those of larger companies, and value stocks have historically outperformed growth stocks. We look forward to the market's renewed focus on earnings and valuations.

Whether you are new to our growing Fund family or have been an investor with us since the Funds' inception, we thank you for the confidence you have placed in us. We value our relationship with you and encourage you to contact us with any comments or suggestions as to how we may better serve your investing needs.


Sincerely,

/s/  PETER P. CAPACCIO

Peter P. Capaccio
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS


INVESTMENT ADVISER:                         HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PFPC DISTRIBUTORS, INC.

                                TABLE OF CONTENTS

                                 LETTER TO SHAREHOLDERS   PAGE 1

                                      STATEMENTS OF NET
                        ASSETS/SCHEDULES OF INVESTMENTS
                                    MONEY MARKET FUNDS:
                           Government Money Market Fund   Page 4
                                      Money Market Fund   Page 5
                           Tax-Exempt Money Market Fund   Page 7

                                    FIXED INCOME FUNDS:
                           Short/Intermediate Bond Fund   Page 11
                                              Bond Fund   Page 16
                      Intermediate Government Bond Fund   Page 21
                      Intermediate Tax-Exempt Bond Fund   Page 24
                                   Tax-Exempt Bond Fund   Page 28
                            Convertible Securities Fund   Page 31

                                          EQUITY FUNDS:
                                            Equity Fund   Page 35
                                     Equity Income Fund   Page 38
                                       Core Equity Fund   Page 41
                             Small-Cap Opportunity Fund   Page 44
                                   Small-Cap Value Fund   Page 47
                                             Index Fund   Page 50
                       Large-Cap Aggressive Growth Fund   Page 57
                       Small-Cap Aggressive Growth Fund   Page 59
                                        Technology Fund   Page 62
                                          Balanced Fund   Page 64
                                     International Fund   Page 70
                                  Emerging Markets Fund   Page 72

                               STATEMENTS OF OPERATIONS   PAGE 74

                    STATEMENTS OF CHANGES IN NET ASSETS   PAGE 78

        STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY   PAGE 86

                                   FINANCIAL HIGHLIGHTS   PAGE 94

                          NOTES TO FINANCIAL STATEMENTS   PAGE 110

                              HARRIS INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                            PAR
YIELD/RATE                         MATURITY          (000)            VALUE+
----------                         --------         --------       ------------
AGENCY OBLIGATIONS -- 10.3%
FEDERAL HOME LOAN BANK -- 3.4%
    5.820%                         07/09/01         $ 20,000       $ 19,998,833
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.9%
    6.890%                         08/03/01           20,000         19,999,638
    6.520%                         10/15/01           20,000         19,996,947
                                                                   ------------
                                                                     39,996,585
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $59,995,418)                                                 59,995,418
                                                                   ------------
VARIABLE RATE OBLIGATIONS++ -- 42.7%
FEDERAL HOME LOAN BANK -- 6.8%
    3.835%                         07/02/01*          40,000         39,988,772
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 10.3%
    3.723%                         07/02/01*          30,000         29,987,888
    3.753%                         07/19/01*          30,000         29,987,888
                                                                   ------------
                                                                     59,975,776
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 25.6%
    3.700%                         07/02/01*          30,000         29,997,686
    3.723%                         07/02/01*          20,000         19,990,299
    3.780%                         07/02/01*          25,000         25,000,000
    3.850%                         07/02/01*          20,000         19,991,676
    4.003%                         07/02/01*          30,000         29,987,966
    3.790%                         09/03/01*          25,000         24,995,882
                                                                   ------------
                                                                    149,963,509
                                                                   ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $249,928,057)                                               249,928,057
                                                                   ------------
REPURCHASE AGREEMENTS -- 44.5%
Bank One Corp.
  4.080%
  Agreement dated 06/29/01,
  proceeds at maturity
  $115,039,100 (Collateralized
  by $117,950,000 FHLB
  and FNMA 0.000%, due
  from 08/09/01 to 08/31/01.
  The market value is
  $117,301,128.)                   07/02/01          115,000        115,000,000
Bank of Tokyo N.A.
  4.050%
  Agreement dated 06/29/01,
  proceeds at maturity
  $29,009,788 (Collateralized
  by $29,020,000 FHLMC 4.750%,
  due 03/15/03. The market
  value is $29,580,291.)           07/02/01           29,000         29,000,000


ANNUALIZED                                            PAR
YIELD/RATE                         MATURITY          (000)            VALUE+
----------                         --------         --------       ------------
REPURCHASE AGREEMENTS (CONTINUED)
Lehman Brothers Holdings, Inc.
  4.020%
  Agreement dated 06/29/01,
  proceeds at maturity
  $116,539,028 (Collateralized
  by $116,047,674 GNMA
  6.375% to 10.500%, due
  from 02/15/08 to 06/15/31.
  The market value is
  $118,817,530.)                   07/02/01         $116,500       $116,500,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $260,500,000)                                               260,500,000
                                                                   ------------


                                                    SHARES
                                                  ----------
TEMPORARY INVESTMENTS -- 2.4%
AIM Short-Term Investment Trust
  Treasury Portfolio
  (Cost $14,200,539)                              14,200,539         14,200,539
                                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $584,624,014)                                               584,624,014
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Interest receivable and other assets                                  2,540,971
Dividends payable                                                    (1,879,470)
Accrued expenses                                                       (187,232)
                                                                   ------------
                                                                        474,269
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 302,702,393 Institutional
  Shares and 282,386,989 N Shares
  of beneficial interest outstanding,
  $.001 par value (Note 7)                                         $585,098,283
                                                                   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  EACH FOR INSTITUTIONAL SHARES
  AND N SHARES                                                            $1.00
                                                                          =====

-----------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 6/30/01.
*  Date of next interest rate reset.

                       See Notes to Financial Statements.
4

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                            PAR
YIELD/RATE                         MATURITY          (000)           VALUE+
----------                         --------         --------     --------------
COMMERCIAL PAPER -- 46.6%
Bishops Gate Residential Mortgage Trust
    4.250%                         07/02/01         $ 66,000     $   65,992,208
    3.900%                         07/11/01           34,000         33,963,167
    3.970%                         07/13/01           75,000         74,900,750
Constellation Energy Group
    3.800%                         07/09/01           19,759         19,742,315
    4.000%                         07/09/01            7,600          7,593,244
Delaware Funding Corp.
    3.945%                         07/13/01           75,424         75,324,818
Giro Funding US Corp.
    3.820%                         07/10/01           35,000         34,966,575
Giro Multi Funding Corp.
    3.830%                         07/20/01          139,700        139,417,612
Ivory Funding Corp.
    3.820%                         07/12/01           26,000         25,969,652
    3.820%                         07/23/01          147,480        147,135,716
Jupiter Securitization Corp.
    3.980%                         07/09/01           80,000         79,929,245
Liberty Lighthouse US Capital Co.
    3.850%                         07/16/01           35,069         35,012,744
Lower Colorado River Authority
    4.100%                         10/03/01          146,000        146,000,000
Market Street Funding Corp.
    4.150%                         07/02/01           76,000         75,991,239
    3.860%                         07/12/01           90,000         89,893,850
Mont Blanc Capital Corp.
    3.820%                         07/20/01           20,202         20,161,271
Monte Rosa Capital Corp.
    4.010%                         07/02/01           13,985         13,983,442
Moriarty, Ltd.
    3.750%                         10/22/01           70,182         69,355,899
North Coast Funding L. L. C.
    3.850%                         08/03/01           98,634         98,285,904
Paradigm Funding Corp.
    3.830%                         07/27/01          170,000        169,529,761
Philadelphia Authority for Industrial
  Development
    3.930%                         07/10/01           95,400         95,400,000
Quincy Capital Corp.
    4.250%                         07/02/01           40,038         40,033,273
Receivables Capital Corp.
    3.850%                         07/20/01           77,722         77,564,073
Surrey Funding Corp.
    4.020%                         07/02/01           89,118         89,108,049
Thames Asset Global Securitization, Inc.
    3.970%                         07/10/01            7,414          7,406,642
Verizon Global Funding Corp.
    3.920%                         09/15/01          151,500        151,480,364
Windmill Funding Corp.
    4.150%                         07/05/01            3,470          3,468,400
    3.880%                         07/11/01           96,565         96,460,924
                                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,984,071,137)                                           1,984,071,137
                                                                 --------------


ANNUALIZED                                            PAR
YIELD/RATE                         MATURITY          (000)           VALUE+
----------                         --------         --------     --------------
CORPORATE BONDS -- 6.6%
BellSouth Telecommunications, Inc.
    4.287%                         04/26/02         $ 25,000     $   24,987,126
CIT Group, Inc.
    5.500%                         10/15/01            8,045          8,014,095
Countrywide Home Loans, Inc.
    7.150%                         07/20/01          112,750        112,748,469
    4.470%                         05/17/02           50,000         49,986,849
K2 Corp.
    6.820%                         09/10/01           40,000         40,000,000
Liberty Lighthouse US Capital Co.
    6.970%                         09/17/01           45,000         45,000,000
                                                                 --------------
TOTAL CORPORATE BONDS
  (Cost $280,736,539)                                               280,736,539
                                                                 --------------
PROMISSORY NOTES -- 6.8%
Dow Chemical Co.
    3.830%                         09/26/01          165,000        165,000,000
Goldman Sachs Group, Inc.
    4.090%                         08/07/01          125,000        125,000,000
                                                                 --------------
TOTAL PROMISSORY NOTES
  (Cost $290,000,000)                                               290,000,000
                                                                 --------------
TIME DEPOSITS -- 1.3%
Barclays Bank
  (Cost $56,332,992)
    4.000%                         07/02/01           56,333         56,332,992
                                                                 --------------
VARIABLE RATE OBLIGATIONS++ -- 40.6%
Associates Corp.
    5.400%                         08/27/01           10,000         10,004,009
    4.850%                         10/01/01           18,000         18,000,000
Beneficial Corp.
    4.285%                         08/10/01*           5,000          5,004,045
Beta Finance, Inc.
    3.960%                         07/17/01*          50,000         50,010,520
Caterpillar Financial Services Corp.
    4.854%                         07/09/01           70,000         69,999,750
    4.050%                         09/01/01*          20,000         20,000,000
CFM International
    4.050%                         07/02/01*          48,095         48,095,000
CIT Group, Inc.
    4.180%                         07/02/01*          50,000         49,967,977
    5.013%                         07/02/01*          46,500         46,493,442
Constellation Energy Group
    5.385%                         07/17/01*         150,000        150,000,000
Countrywide Home Loans, Inc.
    3.900%                         09/24/01*           9,100          9,096,912
First Union National Bank
    4.690%                         07/12/01*          50,000         50,000,000
Ford Motor Credit Co.
    5.124%                         07/09/01*          50,000         50,043,000
General Motors Acceptance Corp.
    4.040%                         07/16/01*          71,000         71,000,000
    4.115%                         07/16/01*          48,500         48,471,027
    4.030%                         07/18/01*          49,250         49,250,000
    4.404%                         08/01/01*           1,000            999,138
    4.253%                         09/17/01*          10,000         10,006,829


                       See Notes to Financial Statements.
                                                                               5

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                            PAR
YIELD/RATE                         MATURITY          (000)           VALUE+
----------                         --------         --------     --------------
VARIABLE RATE OBLIGATIONS++(CONTINUED)
Goldman Sachs Group, Inc.
    4.885%                         07/16/01*        $ 49,000     $   49,000,000
Household Finance Corp.
    4.778%                         07/20/01           66,500         66,496,659
    4.484%                         07/25/01*           1,000          1,000,466
    3.930%                         07/27/01*           5,000          5,003,439
    4.126%                         09/12/01*           5,000          5,006,770
    3.855%                         09/27/01*           5,000          5,005,894
K2 Corp.
    4.058%                         07/02/01*         100,000        100,000,000
Lehman Brothers Holdings, Inc.
    4.370%                         07/09/01*         101,900        102,225,435
    5.124%                         07/09/01*          10,000         10,032,870
Liberty Lighthouse US Capital Co.
    3.850%                         07/02/01*          50,000         50,000,000
    3.970%                         07/16/01*          40,000         40,000,000
Madison, Wisconsin, Community
  Development Authority Revenue Bonds
    4.050%                         07/05/01*           8,995          8,995,000
Morgan Stanley Dean Witter & Co.
    4.005%                         07/16/01*          32,000         32,000,000
National Rural Utilities Cooperative
  Finance Corp.
    4.020%                         07/17/01*         146,500        146,499,192
Nationwide Building Societies
    4.010%                         07/12/01*          50,000         50,000,000
New York State Power Authority
  Revenue Bonds Series 1998-B
    6.050%                         11/15/01*           3,500          3,518,091
Oakland-Alameda County, California,
  Coliseum Authority Lease Revenue
  Bonds
    4.130%                         07/05/01*          14,300         14,300,000
Pennsylvania Economic Development
  Finance Authority Revenue Bonds
    4.000%                         07/05/01*           5,600          5,600,000
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
    4.050%                         07/04/01*          11,780         11,780,000
Textron Financial Corp.
    4.930%                         07/17/01*          25,000         25,029,090
Unilever Capital Corp.
    3.970%                         09/07/01           75,000         75,000,000
Variable Funding Capital Corp.
    3.980%                         07/13/01*         167,000        166,993,988
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,729,928,543)                                           1,729,928,543
                                                                 --------------
TOTAL INVESTMENTS -- 101.9%
  (Cost $4,341,069,211)                                           4,341,069,211
                                                                 --------------


                                                                     VALUE+
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (1.9%)
Interest receivable and other assets                             $   24,237,211
Payable for securities purchased                                    (91,453,884)
Dividends payable                                                   (13,981,970)
Accrued expenses                                                     (1,065,052)
                                                                 --------------
                                                                    (82,263,695)
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 2,917,867,744 Institutional
  Shares, 1,341,033,554 N Shares and
  4,559 B Shares of beneficial interest
  outstanding, $.001 par value (Note 7)                          $4,258,805,516
                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES AND B SHARES (SUBJECT
  TO A MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 5.0% PER B SHARE)                                             $1.00
                                                                          =====

----------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/01.
*  Date of next interest rate reset.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------          -------     --------------
MUNICIPAL BONDS -- 98.6%
ALABAMA -- 2.3%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) VR
    2.850%                         07/07/01          $ 3,880     $    3,880,000
Columbia, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Power Co. Project) Series C VR
    3.450%                         07/01/01           17,200         17,200,000
Fairfield, Alabama, Industrial Development
  Board Environmental Improvement
  Revenue Bonds (USX Corp. Project) PS
    2.650%                         08/09/01            3,175          3,175,000
                                                                 --------------
                                                                     24,255,000
                                                                 --------------
ALASKA -- 6.7%
Alaska State Housing Financial Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
    2.850%                         07/07/01           31,400         31,400,000
Anchorage, Alaska, Electric Utility
  Revenue Bonds Series 1996D VR
    2.700%                         07/07/01            7,600          7,600,000
Valdez, Alaska, Marine Terminal Revenue
  Bonds TECP
    2.700%                         10/09/01           23,100         23,100,000
Valdez, Alaska, Marine Terminal Revenue
  Bonds (Exxon Pipeline Co. Project) VR
    3.250%                         07/01/01            7,600          7,600,000
                                                                 --------------
                                                                     69,700,000
                                                                 --------------
COLORADO -- 2.8%
Moffat County, Colorado, Pollution Control
  Revenue Bonds (National Rural Utilities
  Co-op) VR
    3.050%                         07/07/01           29,135         29,135,000
                                                                 --------------
FLORIDA -- 9.7%
Dade County, Florida, Industrial
  Development Authority Revenue Bonds
  (Florida Power & Light Co.) VR
    3.300%                         07/01/01           23,550         23,550,000
Jacksonville, Florida, Electric Authority
  TECP
    3.000%                         11/09/01           12,500         12,500,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (Seminole Electric Project) VR
    2.850%                         07/07/01            3,315          3,315,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (Seminole Electric Project)
  Series D PS
    2.700%                         12/15/01            7,500          7,500,000
St. Lucie County, Florida, Pollution Control
  Revenue Bonds (Florida Power & Light
  Co.) VR
    3.350%                         07/01/01            9,000          9,000,000


ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)          VALUE+
----------                         --------          -------     --------------
MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
Sunshine State, Florida, Governmental
  Financing Commission TECP
    3.350%                         07/26/01          $ 3,631     $    3,631,000
    3.150%                         09/12/01           10,000         10,000,000
    3.200%                         09/12/01            8,800          8,800,000
Sunshine State, Florida, Governmental
  Financing Commission Revenue
  Bonds VR
    2.800%                         07/07/01           22,840         22,840,000
                                                                 --------------
                                                                    101,136,000
                                                                 --------------
GEORGIA -- 7.6%
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 3rd Series VR
    3.300%                         07/02/01           25,800         25,800,000
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 4th Series VR
    3.450%                         07/01/01           11,000         11,000,000
Georgia Municipal Electric Authority
  (General Resolution) Series A TECP
    3.150%                         10/12/01           14,000         14,000,000
Georgia Municipal Electric Authority
  (Project 1) TECP
    3.300%                         07/12/01            7,100          7,100,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Gulf Power Co.) 2nd Series VR
    3.450%                         07/01/01           15,800         15,800,000
Putnam County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co.) VR
    3.450%                         07/01/01            5,600          5,600,000
                                                                 --------------
                                                                     79,300,000
                                                                 --------------
HAWAII -- 1.0%
ABN AMRO Munitops Certificates Trust
  (Hawaii) Series 11 PS
    3.400%                         03/01/02            9,980          9,980,000
                                                                 --------------
ILLINOIS -- 12.2%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 2 VR
    2.790%                         07/07/01           10,000         10,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 3 VR
    2.790%                         07/07/01           15,000         15,000,000
Cary, Illinois, Special Tax Revenue Bonds
  (Foxford Special Service Area No. 2) VR
    2.800%                         07/07/01            8,230          8,230,000
Chicago, Illinois, Park District General
  Obligation Notes
    3.600%                         12/01/01            5,240          5,240,000

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================
ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------          -------     --------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Chicago, Illinois, Park District TANS
    5.125%                         09/21/01          $ 4,000     $    4,007,077
Illinois Development Finance Authority
  Revenue Bonds (Lake Forest Academy)
  VR
    2.800%                         07/07/01            4,000          4,000,000
Illinois Development Finance Authority
  Revenue Bonds (North Park University)
  VR
    2.700%                         07/07/01           23,000         23,000,000
Illinois Development Finance Authority
  Revenue Bonds (Presbyterian Home
  Lake) Series A VR
    2.800%                         07/07/01           28,000         28,000,000
Illinois Health Facilities Authority Revenue
  Bonds (Southern Illinois Healthcare)
  Series B VR
    2.900%                         07/07/01            9,615          9,615,000
Illinois Health Facility Authority Revenue
  Bonds (Resurrection Health Care)
  Series A VR
    3.350%                         07/01/01           20,000         20,000,000
                                                                 --------------
                                                                    127,092,077
                                                                 --------------
INDIANA -- 8.1%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 5 VR
    2.790%                         07/07/01           20,746         20,746,000
Indiana Health Facilities Finance Authority
  Revenue Bonds (Acension Health Credit)
  Series B VR
    2.850%                         07/07/01           20,000         20,000,000
Indiana State Office Building Commission
  Facilities Revenue Bonds (Pendleton
  Juvenile Facility) Series A VR
    2.650%                         07/07/01           10,000         10,000,000
Indiana State Office Commission TECP
    3.350%                         07/10/01           30,000         30,000,000
Rockport, Indiana, Pollution Control
  Revenue Bonds (Indiana & Michigan
  Power Co. Project) Series A VR
    2.850%                         07/07/01            3,845          3,845,000
                                                                 --------------
                                                                     84,591,000
                                                                 --------------
IOWA -- 0.5%
Polk County, Iowa, Hospital Equipment &
  Improvement Revenue Bonds VR
    2.900%                         07/07/01            4,525          4,525,000
                                                                 --------------
KENTUCKY -- 3.2%
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series B VR
    2.700%                         07/07/01            9,650          9,650,000


ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------          -------     --------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series C VR
    3.300%                         07/01/01          $10,220     $   10,220,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-2 VR
    2.850%                         07/07/01            7,870          7,870,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-3 VR
    2.850%                         07/07/01            5,410          5,410,000
                                                                 --------------
                                                                     33,150,000
                                                                 --------------
LOUISIANA -- 7.4%
Caddo Parish, Louisiana, Industrial
  Development Board Revenue Bonds
  (Atlas Project) Series B VR
    2.850%                         07/07/01            3,400          3,400,000
Lake Charles, Louisiana, Harbor Terminal
  District Revenue Bonds (Conoco, Inc.
  Project) Series A VR
    2.700%                         07/07/01           12,100         12,100,000
Louisiana Public Facilities Authority
  Hospital Revenue Bonds (Willis-Knighton
  Medical Center Project) VR
    2.700%                         07/07/01           22,625         22,625,000
Louisiana State, Offshore Terminal
  Authority Deepwater Port Revenue
  Bonds (Loop, Inc. Project) VR
    3.300%                         07/02/01           15,510         15,510,000
West Baton Rouge Parish, Louisiana,
  Industrial District No. 3 Revenue Bonds
  (Dow Chemical Co. Project) Series B VR
    3.350%                         07/01/01           23,200         23,200,000
                                                                 --------------
                                                                     76,835,000
                                                                 --------------
MASSACHUSETTS -- 1.2%
Pembroke, Massachusetts BANS
    5.000%                         08/09/01           12,775         12,783,493
                                                                 --------------
MICHIGAN -- 0.7%
Michigan Municipal Bond Authority
  Revenue Notes Series C-2
    5.000%                         08/23/01            7,300          7,307,113
                                                                 --------------
MISSISSIPPI -- 2.7%
Claiborne County, Mississippi, (National
  Rural Utilities Project) TECP
    3.200%                         10/12/01            1,800          1,800,000
    3.250%                         10/12/01            3,600          3,600,000
Jackson County, Mississippi, Pollution
  Control Revenue Bonds (Chevron Corp.
  Project) VR
    3.250%                         07/01/01            1,900          1,900,000

                       See Notes to Financial Statements.
8

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================
ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------          -------     --------------
MUNICIPAL BONDS (CONTINUED)
MISSISSIPPI (CONTINUED)
Jackson County, Mississippi, Pollution
  Control Revenue Bonds (Chevron Corp.
  Project) VR
    3.300%                         07/01/01          $21,000     $   21,000,000
                                                                 --------------
                                                                     28,300,000
                                                                 --------------
NEBRASKA -- 2.2%
Lincoln, Nebraska, Electric Systems TECP
    2.700%                         10/10/01           12,050         12,050,000
Nebraska Public Power District TECP
    3.100%                         08/10/01           11,000         11,000,000
                                                                 --------------
                                                                     23,050,000
                                                                 --------------
NEW MEXICO -- 0.5%
Farmington, New Mexico, Pollution Control
  Revenue Bonds (Arizona Public Service
  Co.) Series A VR
    3.300%                         07/01/01            4,900          4,900,000
                                                                 --------------
OHIO -- 1.4%
Ohio State Air Quality Development
  Authority Revenue Bonds (Cleveland
  Electric) Series A TECP
    3.400%                         07/25/01            8,400          8,400,000
Pickerington, Ohio, Local School District
  BANS
    3.200%                         12/14/01            5,500          5,506,361
                                                                 --------------
                                                                     13,906,361
                                                                 --------------
OKLAHOMA -- 1.9%
Muskogee, Oklahoma, Industrial Trust
  Pollution Control Revenue Bonds
  (Oklahoma Gas & Electric Co.)
  Series A VR
    3.000%                         07/07/01           20,100         20,100,000
                                                                 --------------
TEXAS -- 8.5%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 8 VR
    2.790%                         07/07/01            5,000          5,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 13 PS
    4.350%                         07/25/01            6,000          6,000,000
Arlington, Texas, General Obligation Bonds
    6.000%                         08/15/01            1,545          1,547,986
Austin, Texas, Combined Utility System
  TECP
    2.650%                         10/11/01            2,200          2,200,000
Denton, Texas, Independent School
  District General Obligation Bonds
  Series B PS
    4.400%                         08/15/01            6,100          6,100,000
Gulf Coast Waste Disposal Authority,
  Texas Pollution Control Revenue Bonds
  (Exxon Project) VR
    3.250%                         07/01/01            2,700          2,700,000


ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------          -------     --------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation Project)
  VR
    2.950%                         07/07/01          $17,600     $   17,600,000
Sabine River Authority, Texas, Industrial
  Development Revenue Bonds (National
  Rural Utilities Project) PS
    3.250%                         08/15/01            5,330          5,330,000
Sabine River Authority, Texas, Pollution
  Control Revenue Bonds (Collective
  Utilities Electric Co.) Series B VR
    3.350%                         07/01/01            2,100          2,100,000
Texas Small Business Industrial
  Development Revenue Bonds VR
    2.850%                         07/07/01           25,100         25,100,000
Texas State TRANS
    5.250%                         08/31/01           15,000         15,043,488
                                                                 --------------
                                                                     88,721,474
                                                                 --------------
UTAH -- 1.5%
Intermountain Power Agency, Utah Power
  Supply Revenue Bonds Series B TECP
    3.200%                         08/10/01            5,100          5,100,000
Intermountain Power Agency
  Series B-1 TECP
    2.700%                         08/10/01            5,100          5,100,000
Utah State General Obligation Bonds
    6.000%                         07/01/01            5,000          5,000,167
                                                                 --------------
                                                                     15,200,167
                                                                 --------------
VIRGINIA -- 2.2%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds (Winchester
  Medical Center, Inc.) VR
    2.900%                         07/07/01           22,600         22,600,000
                                                                 --------------
WASHINGTON -- 1.9%
Clark County, Washington, Public Utility
  District No. 001 BANS
    4.000%                         03/26/02            4,625          4,650,299
Issaquah, Washington, Community
  Properties Special Revenue Bonds
  Series A VR
    2.800%                         07/07/01           10,000         10,000,000
Washington State Health Care Facilities
  Authority Revenue Bonds (Fred
  Hutchinson Cancer Center) VR
    3.350%                         07/01/01            5,040          5,040,000
                                                                 --------------
                                                                     19,690,299
                                                                 --------------
WEST VIRGINIA -- 1.4%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 12 PS
    3.000%                         11/28/01           15,000         15,000,000
                                                                 --------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------          -------     --------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN -- 7.7%
Beaver Dam, Wisconsin TANS
    4.750%                         08/22/01          $ 5,900     $    5,902,898
Brown Deer, Wisconsin, School District
  TRANS
    4.750%                         10/18/01            3,100          3,101,761
Burlington Area, Wisconsin, School
  District TRANS
    4.750%                         09/28/01            6,000          6,003,631
De Forest, Wisconsin, Area School
  District TRANS
    4.750%                         09/21/01            2,800          2,801,325
Grafton, Wisconsin, School District BANS
    3.500%                         12/20/01            3,300          3,301,649
Greendale, Wisconsin, School District
  TRANS
    4.750%                         08/20/01            5,900          5,902,784
Hartland-Lakeside, Wisconsin, Joint
  School District No. 3 BANS
    3.350%                         12/13/01            3,085          3,087,258
Kettle, Wisconsin, Moraine School District
  TRANS
    4.750%                         09/04/01            2,500          2,501,491
Maple Dale-Indian Hill, Wisconsin, School
  District TRANS
    4.750%                         08/20/01            3,300          3,301,561
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
    2.850%                         07/07/01            2,000          2,000,000
Mukwonago, Wisconsin TRANS
    4.750%                         08/23/01            4,950          4,952,271
Oak Creek-Franklin, Wisconsin, Joint
  School District BANS
    3.600%                         01/04/02            3,310          3,313,671
Oconomowoc Area, Wisconsin, School
  District TRANS
    4.750%                         09/26/01            8,500          8,505,038
Pewaukee, Wisconsin, School District
  TRANS
    4.450%                         09/13/01            5,000          5,000,285
Racine, Wisconsin, United School
  District BANS
    3.500%                         02/04/02            2,040          2,042,137
Sauk Prairie, Wisconsin, School District
  TRANS
    4.750%                         10/30/01            2,950          2,951,862
Slinger, Wisconsin, School District BANS
    3.510%                         11/27/01            4,250          4,250,000
Sun Prairie, Wisconsin, Series B BANS
    3.700%                         11/01/01            2,470          2,470,000
Waukesha, Wisconsin, School District
  TRANS
    4.750%                         08/22/01            5,000          5,002,730
Waunakee, Wisconsin, Community
  School District TRANS
    4.750%                         09/14/01            4,000          4,002,582
                                                                 --------------
                                                                     80,394,934
                                                                 --------------


ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------          -------     --------------
MUNICIPAL BONDS (CONTINUED)
WYOMING -- 3.3%
Gillette, Wyoming, Pollution Control
  Revenue Bonds (Pacificorp) VR
    2.900%                         07/07/01          $ 2,515     $    2,515,000
Lincoln County, Wyoming, Pollution Control
  Revenue Bonds (Exxon Project) VR
    3.250%                         07/01/01            1,400          1,400,000
Platte County, Wyoming, Pollution Control
  Revenue Bonds (Tri-State Generation &
  Transmission Project) Series A VR
    3.400%                         07/01/01           13,000         13,000,000
Uinta County, Wyoming, Pollution Control
  Revenue Bonds (Chevron Corp.
  Project) VR
    3.250%                         07/01/01           17,450         17,450,000
                                                                 --------------
                                                                     34,365,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,026,017,918)                                           1,026,017,918
                                                                 --------------

                                                    SHARES
                                                   ---------
TEMPORARY INVESTMENTS -- 0.8%
Dreyfus Tax-Exempt Cash Management
  #264                                               144,695            144,695
Federated Tax-Free Obligation Fund                 5,839,973          5,839,973
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                2,921,699          2,921,699
                                                                 --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $8,906,367)                                                   8,906,367
                                                                 --------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $1,034,924,285)                                           1,034,924,285
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 0.6%
Interest receivable and other assets                                  8,733,357
Dividends payable                                                    (2,476,693)
Accrued expenses                                                       (321,749)
                                                                 --------------
                                                                      5,934,915
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 805,655,074 Institutional
  Shares and 235,207,910 N Shares of
  beneficial interest outstanding,
  $.001 par value (Note 7)                                       $1,040,859,200
                                                                 ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE EACH FOR
  INSTITUTIONAL SHARES AND N SHARES                                       $1.00
                                                                          =====
----------
+ See Note 2a to the Financial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 06/30/01. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
TANS -- Tax Anticipation Note.
TECP -- Tax Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.

                       See Notes to Financial Statements.
10

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
AGENCY OBLIGATIONS -- 0.1%
Federal National Mortgage Association a
  (Cost $182,242)
    6.000%                         05/15/08          $   195       $    196,509
                                                                   ------------
ASSET-BACKED SECURITIES -- 14.1%
American Express Credit Account Master
  Trust Series 2000-1, Class A
    7.200%                         09/17/07            2,135          2,252,168
BankBoston Marine Asset-Backed Trust
  Series 1997-2, Class A7
    6.820%                         04/15/13              500            518,816
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A7
    6.420%                         09/25/08            1,753          1,790,812
Charming Shoppes Master Trust
  Series 1997-1, Class A
    4.330%                         04/15/06            2,500          2,475,000
CIT Equipment Collateral Series 2000-2,
  Class A4
    6.930%                         07/20/11            1,895          1,965,872
Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.450%                         09/15/07            1,550          1,598,680
Credit Card Receivable Trust Series 1998-IA,
  Class A
    6.478%                         12/22/04            2,109          2,158,139
DVI Receivables Corp. Series 2000-1,
  Class A4
    7.780%                         06/14/08            3,060          3,204,548
Household Home Equity Loan Trust
  Series 1999-1, Class A3
    7.210%                         10/20/30            4,365          4,504,335
MBNA Master Credit Card Trust
  Series 1998-C, Class C
    6.350%                         11/15/05            2,000          2,032,500
Metris Master Trust Series 1997-1, Class A
    6.870%                         10/20/05            1,725          1,762,676
New Century Home Equity Loan Trust
  Series 1997-NC6, Class A6
    7.010%                         05/25/26            4,500          4,619,214
PSE&G Transition Funding LLC
  Series 2001-1, Class A6
    6.610%                         06/15/15            2,250          2,239,920
Toyota Auto Receivables Owner Trust
  Series 2000-A, Class A4
    7.210%                         04/15/07            2,018          2,115,133
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $32,710,695)                                                 33,237,813
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS-- 21.4%
Bear Stearns Mortgage Securities, Inc.
  Series 1997-2, Class A4
    6.500%                         03/28/09            4,000          4,055,120
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    6.226%                         11/25/08            3,083          3,093,163


 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
    6.111%                         11/25/08          $ 1,036       $  1,034,782
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                         11/25/08              624            636,241
Countrywide Funding Corp. Series 1994-5,
  Class A7F
    6.046%                         03/25/09            2,915          2,885,907
Countrywide Funding Corp. Series 1994-5,
  Class A7S
    6.120%                         03/25/09            1,097          1,054,901
Countrywide Funding Corp. Series 1994-5,
  Class A7T
    9.000%                         03/25/09              696            703,312
DLJ Mortgage Acceptance Corp.
  Series 1995-Q1, Class A1-S IO
    1.988%                         03/25/25               51              6,473
DLJ Mortgage Acceptance Corp.
  Series 1996-M, Class A1
    6.927%                         11/28/11            3,643          3,588,666
DLJ Mortgage Acceptance Corp.
  Series 1997-CF2, Class CP IO
    1.363%                         11/15/04           51,000          2,063,906
Federal Home Loan Mortgage Corp.
  Series 150, Class IO
    7.500%                         07/01/23            1,056            249,682
Federal Home Loan Mortgage Corp.
  Series 1597, Class G PO
    19.903%                        07/15/23            1,033            982,916
Federal Home Loan Mortgage Corp.
  Series 2100, Class GA
    6.000%                         04/15/12            3,833          3,872,358
Federal National Mortgage Association
  Series 1993-183, Class M
    6.500%                         07/25/23            1,834          1,833,583
Federal National Mortgage Association
  Series 1994-85, Class E
    6.000%                         11/25/06              177            177,069
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                         03/25/27           13,882            622,836
Federal National Mortgage Association
  Series 1997-70, Class PE PO
    9.135%                         04/25/22            2,743          2,303,578
Federal National Mortgage Association
  Series 1998-T1, Class A
    6.546%                         12/28/28            1,926          1,979,390
LB Commercial Conduit Mortgage Trust
  Series 1999-C2, Class A2
    7.325%                         09/15/09              780            814,155
LB-UBS Commercial Mortgage Trust
  Series 2000-C4, Class A1
    7.180%                         09/15/09            1,914          1,987,474
LB-UBS Commercial Mortgage Trust
  Series 2001-C2, Class A1
    6.270%                         10/15/10            2,243          2,241,158

                       See Notes to Financial Statements.
                                                                              11

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Morgan Stanley Capital I Series 1998-HF2,
  Class A1
    6.010%                         11/15/30          $ 2,248       $  2,257,082
Morgan Stanley Capital I Series 1999-WF1,
  Class A2
    6.210%                         09/15/08            2,260          2,224,506
Morgan Stanley Dean Witter Capital I
  Series 2001-TOP1, Class X2 IO
    1.247%                         02/15/08           19,930          1,208,228
PNC Mortgage Securities Corp.
  Series 1996-2, Class A4
    6.600%                         02/25/11            4,534          4,557,611
PNC Mortgage Securities Corp.
  Series 1997-5, Class A8
    6.750%                         10/25/27            1,233          1,233,155
Structured Asset Securities Corp. NIM
  Trust Series 2001-1, Class A
    7.500%                         07/27/30            1,175          1,161,389
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28            8,891          1,430,912
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $50,906,500)                                                 50,259,553
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 8.1%
Federal Home Loan Mortgage Corp.
  Pool #C00515
    7.500%                         05/01/27              340            348,963
Federal National Mortgage Association
    6.000%                         01/15/16            2,315          2,280,275
    6.500%                         01/15/16            4,000          4,011,250
Federal National Mortgage Association
  Pool #305189
    9.000%                         01/01/25               17             18,207
Federal National Mortgage Association
  Pool #305555
    9.000%                         01/01/25              102            108,395
Federal National Mortgage Association
  Pool #306031
    9.000%                         02/01/25               92             97,881
Federal National Mortgage Association
  Pool #306674
    9.000%                         03/01/25               64             68,129
Federal National Mortgage Association
  Pool #317306
    9.000%                         07/01/25               44             47,394
Federal National Mortgage Association
  Pool #338001
    9.000%                         10/01/25                4              3,815
Federal National Mortgage Association
  Pool #577551
    6.000%                         06/01/16            7,230          7,126,069
Government National Mortgage Association
  Pool #326150
    7.000%                         09/15/23              130            131,948


 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage Association
  Pool #333668
    7.000%                         07/15/23          $   338       $    343,368
Government National Mortgage Association
  Pool #345039
    7.000%                         09/15/23              456            463,446
Government National Mortgage Association
  Pool #345536
    7.000%                         01/15/24              269            273,172
Government National Mortgage Association
  Pool #351638
    7.000%                         06/15/23              573            582,819
Government National Mortgage Association
  Pool #377553
    7.000%                         07/15/25              455            461,659
Government National Mortgage Association
  Pool #383330
    7.000%                         07/15/25              481            488,750
Government National Mortgage Association
  Pool #391901
    7.000%                         07/15/25              337            341,694
Government National Mortgage Association
  Pool #397755
    7.000%                         05/15/24              367            372,705
Government National Mortgage Association
  Pool #406568
    7.000%                         07/15/25              583            591,945
Government National Mortgage Association
  Pool #407660
    7.000%                         07/15/25              381            386,914
Government National Mortgage Association
  Pool #780023
    7.000%                         09/15/24              450            457,703
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $18,894,600)                                                 19,006,501
                                                                   ------------
CORPORATE BONDS -- 41.6%
ELECTRIC -- 1.9%
Constellation Energy Group
    7.875%                         04/01/05            2,210          2,342,010
PSEG Power L.L.C.
    6.875%                         04/15/06            2,000          2,016,230
                                                                   ------------
                                                                      4,358,240
                                                                   ------------
FINANCE - BANK -- 7.2%
Bank of America Corp.
    7.400%                         01/15/11            1,650          1,717,373
Bank One Corp.
    6.400%                         08/01/02            2,500          2,549,700
    7.875%                         08/01/10            1,250          1,339,951
BankAmerica Corp.
    7.500%                         10/15/02            2,320          2,398,511
M & T Bank
    8.000%                         10/01/10            2,500          2,643,367
Mercantile Bancorp
    7.050%                         06/15/04            1,670          1,727,405

                       See Notes to Financial Statements.
12

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
CORPORATE BONDS (CONTINUED)
FINANCE - BANK (CONTINUED)
Sanwa Bank, Ltd.
    7.400%                         06/15/11          $ 1,000       $    966,062
Union Planters Corp.
    7.750%                         03/01/11            1,750          1,808,648
Washington Mutual Bank FA
    6.875%                         06/15/11            1,920          1,914,365
                                                                   ------------
                                                                     17,065,382
                                                                   ------------
FINANCE - NON-BANK -- 9.6%
Associates Corp. of North America
    5.750%                         10/15/03              190            191,683
Beneficial Corp.
    8.400%                         05/15/08               45             48,723
Boeing Capital Corp.
    7.375%                         09/27/10            1,000          1,065,629
Capital One Bank
    8.250%                         06/15/05            3,525          3,648,579
EOP Operating LP
    8.375%                         03/15/06            1,500          1,595,307
ERP Operating LP
    7.100%                         06/23/04            2,500          2,575,875
Ford Motor Credit Corp.
    7.375%                         02/01/11              700            707,975
General Motors Acceptance Corp.
    7.625%                         06/15/04            2,375          2,493,983
Goldman Sachs Group, Inc.
    7.625%                         08/17/05            2,200          2,327,959
Household Finance Corp.
    6.500%                         01/24/06            3,575          3,626,784
Lehman Brothers Holdings, Inc.
    6.250%                         05/15/06            1,345          1,342,985
Morgan Stanley Dean Witter & Co.
    7.125%                         08/15/03            2,300          2,386,547
    5.625%                         01/20/04              535            537,303
                                                                   ------------
                                                                     22,549,332
                                                                   ------------
INDUSTRIAL -- 13.7%
AOL Time Warner, Inc.
    6.125%                         04/15/06            1,315          1,316,907
Cendant Corp.
    7.750%                         12/01/03            1,530          1,558,412
Comcast Cable Communications, Inc.
    8.375%                         05/01/07            2,000          2,171,698
    6.750%                         01/30/11              575            562,955
Delphi Auto Systems Corp.
    6.550%                         06/15/06            1,000          1,002,186
Federated Department Stores, Inc.
    8.500%                         06/01/10            2,000          2,184,282
Ford Motor Co.
    9.000%                         09/15/01            2,000          2,018,734
Lockheed Martin Corp.
    7.250%                         05/15/06            2,650          2,744,841
Mirage Resorts, Inc.
    6.750%                         02/01/08            1,835          1,753,829
Pharmacia Corp.
    5.750%                         12/01/05            2,480          2,481,426


 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL -- (CONTINUED)
Qwest Capital Funding, Inc.
    7.900%                         08/15/10          $ 2,190       $  2,266,155
Safeway, Inc.
    6.850%                         09/15/04            3,805          3,919,584
Sears, Roebuck & Co. MTN
    8.390%                         02/14/02              800            816,168
Tyco International Group S.A.
    6.375%                         06/15/05            2,300          2,325,364
Unilever Capital Corp.
    6.875%                         11/01/05            2,500          2,609,898
Viacom, Inc.
    7.700%                         07/30/10            2,460          2,598,392
                                                                   ------------
                                                                     32,330,831
                                                                   ------------
OIL & GAS -- 4.7%
Conoco, Inc.
    5.900%                         04/15/04            1,525          1,544,686
Duke Energy Field Services
    7.875%                         08/16/10            1,500          1,575,746
El Paso Energy Corp.
    6.750%                         05/15/09            1,295          1,247,301
Enron Corp.
    6.625%                         11/15/05            2,255          2,281,221
Petro Mexicanos Finance, Ltd.
    5.720%                         11/15/03            1,828          1,829,222
Phillips Petroleum Co.
    8.500%                         05/25/05            2,300          2,497,984
                                                                   ------------
                                                                     10,976,160
                                                                   ------------
TELEPHONES -- 3.8%
GTE North, Inc.
    6.400%                         02/15/05            2,075          2,107,227
Sprint Capital Corp.
    5.875%                         05/01/04            1,175          1,162,382
    7.125%                         01/30/06            1,315          1,327,754
Vodafone Group P.L.C.
    6.650%                         05/01/08            2,000          1,994,490
WorldCom, Inc.
    7.500%                         05/15/11            2,430          2,370,015
                                                                   ------------
                                                                      8,961,868
                                                                   ------------
TRANSPORTATION -- 0.7%
CSX Corp.
    6.750%                         03/15/11              410            402,961
United Air Lines, Inc. Series 2001-1,
  Class A2
    7.730%                         07/01/10            1,145          1,201,368
                                                                   ------------
                                                                      1,604,329
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $95,772,698)                                                 97,846,142
                                                                   ------------

                       See Notes to Financial Statements.
                                                                              13

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
YANKEE BONDS -- 2.2%
Banco Santiago S.A.
    7.000%                         07/18/07          $ 3,730       $  3,645,896
Korea Development Bank
    7.375%                         09/17/04            1,415          1,475,297
                                                                   ------------
TOTAL YANKEE BONDS
  (Cost $5,127,006)                                                   5,121,193
                                                                   ------------
COMMERCIAL PAPER -- 7.2%
Constellation Energy Group
    4.000%                         07/09/01            8,000          7,992,889
PHH Corp.
    4.100%                         07/16/01            5,000          4,991,547
Sprint Capital Corp.
    4.330%                         07/12/01            4,000          3,994,620
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (Cost $16,984,106)                                                 16,979,056
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 2.8%
U.S. TREASURY BILLS* -- 0.1%
    4.560%                         08/30/01              125            124,298
    4.820%                         08/30/01               70             69,607
    3.850%                         11/29/01               50             49,276
    3.400%                         12/13/01               50             49,203
                                                                   ------------
                                                                        292,384
                                                                   ------------
U.S. TREASURY NOTES -- 2.7%
    6.000%                         08/15/09 a          5,910          6,147,848
    6.500%                         02/15/10              100            107,461
                                                                   ------------
                                                                      6,255,309
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $6,649,502)                                                   6,547,693
                                                                   ------------


                                                     SHARES           VALUE+
                                                   ---------       ------------
TEMPORARY INVESTMENTS -- 2.5%
Goldman Sachs Financial Square
  Money Market Portfolio                           3,292,442       $  3,292,442
J.P. Morgan Institutional Prime
  Money Market Portfolio                           2,476,588          2,476,588
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $5,769,030)                                                   5,769,030
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $232,996,379)                                              $234,963,490
                                                                   ============

----------
+ See Note 2a to the Financial Statements.
* Securities pledged as collateral for futures contracts.
a Total or partial security on loan.
MTN-- Medium Term Note.
IO-- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                                                        NUMBER OF   UNREALIZED
                                                        CONTRACTS  DEPRECIATION
                                                        ---------  ------------
Futures Contracts -- Long Position
  U.S. Treasury Notes, September 2001                      186       $(170,594)
                                                           ===       =========


                       See Notes to Financial Statements.
14

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $232,996,379) ......................................................       $234,963,490
   Collateral for securities loaned ..............................................................          6,617,344
   Interest receivable ...........................................................................          2,693,169
   Receivable for securities sold ................................................................          7,421,266
   Receivable for capital stock sold .............................................................            295,361
   Other assets ..................................................................................             33,937
                                                                                                         ------------
          Total assets ...........................................................................        252,024,567
                                                                                                         ------------

LIABILITIES
   Payable upon return of securities loaned ......................................................          6,617,344
   Payable for securities purchased ..............................................................         10,102,145
   Payable for capital stock redeemed ............................................................            283,989
   Dividends payable .............................................................................          1,111,627
   Futures margin payable ........................................................................             93,000
   Accrued expenses ..............................................................................            125,880
                                                                                                         ------------
          Total liabilities ......................................................................         18,333,985
                                                                                                         ------------

NET ASSETS
Applicable to 22,318,531 Institutional Shares, 447,544 N Shares and 71,107 A Shares
   of beneficial interest outstanding, $.001 par value (Note 7) ..................................       $233,690,582
                                                                                                         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($228,383,360/22,318,531) .....................................................................             $10.23
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($4,579,549/447,544) ..........................................................................             $10.23
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($727,673/71,107) .............................................................................             $10.23
                                                                                                               ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($10.23/0.965) (Note 5) .......................................................................             $10.60
                                                                                                               ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
AGENCY OBLIGATIONS -- 5.6%
Federal Home Loan Mortgage Corp.
    6.750%                         03/15/31          $   756       $    778,191
Federal National Mortgage Association
    6.625%                         11/15/10           12,000         12,437,772
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $13,386,787)                                                 13,215,963
                                                                   ------------
ASSET-BACKED SECURITIES -- 10.9%
American Express Credit Account Master
  Trust Series 2000-1, Class A
    7.200%                         09/17/07            4,500          4,746,958
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A7
    6.420%                         09/25/08              945            965,384
Charming Shoppes Master Trust
  Series 1997-1, Class A
    4.330%                         04/15/06            2,500          2,475,000
CIT Equipment Collateral Series 2000-2,
  Class A4
    6.930%                         07/20/11            1,450          1,504,230
Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.450%                         09/15/07              625            644,629
DVI Receivables Corp. Series 2000-1,
  Class A4
    7.780%                         06/14/08            1,225          1,282,866
First Plus Home Loan Trust Series 1997-3,
  Class A6
    7.080%                         07/10/17              771            781,489
Household Home Equity Loan Trust
  Series 1999-1, Class A3
    7.210%                         10/20/30            3,000          3,095,763
MBNA Master Credit Card Trust
  Series 1998-C, Class C
    6.350%                         11/15/05            2,250          2,286,562
Metris Master Trust Series 1997-1,
  Class A
    6.870%                         10/20/05            3,350          3,423,167
PSE&G Transition Funding LLC Series 2001-1,
  Class A6
    6.610%                         06/15/15            2,750          2,737,679
Team Fleet Financing Corp. Series 1997-1,
  Class A
    7.350%                         05/15/03            1,625          1,647,833
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $25,237,825)                                                 25,591,560
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.2%
Chase Commercial Mortgage Securities
  Corp. Series 1997-1, Class A1
    7.270%                         07/19/04              457            468,909
Chase Mortgage Finance Corp.
  Series 1999-S10, Class A18
    6.500%                         08/25/29            2,700          2,680,587
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    6.226%                         11/25/08            1,610          1,615,537


 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
    6.111%                         11/25/08          $   541       $    540,459
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                         11/25/08              326            332,305
DLJ Mortgage Acceptance Corp.
  Series 1996-M, Class A1
    6.927%                         11/28/11              486            478,488
Federal Home Loan Mortgage Corp.
  Series 1848, Class PG
    7.000%                         05/15/26            4,773          4,750,233
Federal Home Loan Mortgage Corp.
  Series 1875, Class SA IO
    25.200%                        09/15/03            4,156            945,583
Federal Home Loan Mortgage Corp.
  Series 2075, Class QG
    6.250%                         12/15/26            3,035          2,993,360
Federal Home Loan Mortgage Corp.
  Series 2131, Class VD
    6.000%                         05/15/14            2,412          2,331,174
Federal National Mortgage Association
  Series 145, Class 1 PO
    4.100%                         06/25/22              997            826,432
Federal National Mortgage Association
  Series 1993-187, Class L
    6.500%                         07/25/23            4,623          4,514,776
Federal National Mortgage Association
  Series 1993-210, Class S
    10.094%                        11/25/23            1,145          1,004,737
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                         03/25/27            7,022            315,056
LB-UBS Commercial Mortgage Trust
  Series 2000-C4, Class A1
    7.180%                         09/15/09            1,073          1,114,190
Merrill Lynch Mortgage Investors, Inc.
  Series 1998-C2, Class A1
    6.220%                         02/15/30              838            855,166
Morgan Stanley Capital I Series 1998-HF2,
  Class A1
    6.010%                         11/15/30            1,142          1,146,975
Morgan Stanley Capital I Series 1999-WF1,
  Class A2
    6.210%                         09/15/08            1,080          1,063,038
Morgan Stanley Dean Witter Capital I
  Series 2001-TOP1, Class X2 IO
    1.247%                         02/15/08           19,930          1,208,228
Norwest Asset Securities Corp.
  Series 1999-15, Class A1
    6.250%                         06/25/14            6,264          6,291,932
PNC Mortgage Securities Corp.
  Series 1997-5, Class A8
    6.750%                         10/25/27              450            449,610
PNC Mortgage Securities Corp.
  Series 1998-9 Class 2A2 PO
    3.870%                         09/25/13            1,495          1,209,440


                       See Notes to Financial Statements.
16

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
PNC Mortgage Securities Corp.
  Series 1998-11 Class 2A2 PO
    3.300%                         11/25/13          $ 3,133       $  2,534,015
PNC Mortgage Securities Corp.
  Series 1999-2 Class 5X IO
    6.250%                         02/25/14            4,782            771,034
Residential Asset Securitization Trust
  Series 1998-A5, Class A5
    6.750%                         06/25/28             3,500         3,486,880
Residential Funding Mortgage Security I
  Series 1993-S20, Class A11
    7.250%                         06/25/08             1,462         1,510,331
Structured Asset Securities Corp. NIM
  Trust Series 2001-1, Class A
    7.500%                         07/27/30             1,175         1,161,389
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28             4,251           684,140
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $46,638,589)                                                 47,284,004
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 15.0%
Federal National Mortgage Association
    6.000%                         01/15/16            4,835          4,762,475
    6.500%                         01/15/16            4,000          4,011,250
    6.000%                         01/15/31            3,045          2,921,773
    7.000%                         01/15/31           10,600         10,644,719
Federal National Mortgage Association
  Pool #250888
    7.000%                         04/01/12              801            819,033
Federal National Mortgage Association
  Pool #305555
    9.000%                         01/01/25              104            110,760
Federal National Mortgage Association
  Pool #359740
    7.000%                         10/01/26               84             84,673
Federal National Mortgage Association
  Pool #364248
    7.000%                         01/01/27              215            216,942
Federal National Mortgage Association
  Pool #364731
    7.000%                         12/01/26              159            160,235
Government National Mortgage Association
  Pool #442138
    8.000%                         11/15/26            2,098          2,184,703
Government National Mortgage Association
  Pool #780167
    7.000%                         12/15/24            4,190          4,262,322
Government National Mortgage Association
  Pool #781040
    7.500%                         11/15/17            4,800          5,008,994
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $35,002,476)                                                 35,187,879
                                                                   ------------


 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
CORPORATE BONDS -- 32.1%
ELECTRIC -- 3.7%
American Electric Power Co., Inc.
    6.125%                         05/15/06          $ 2,000       $  1,976,184
Constellation Energy Group
    7.875%                         04/01/05            2,000          2,119,466
Duke Capital Corp.
    8.000%                         10/01/19            1,500          1,593,157
PSEG Power L.L.C.
    6.875%                         04/15/06            2,000          2,016,230
Public Service Electric & Gas Co.
    6.500%                         05/01/04            1,000          1,012,965
                                                                   ------------
                                                                      8,718,002
                                                                   ------------
FINANCE - BANK -- 4.4%
Bank of America Corp.
    7.400%                         01/15/11            2,180          2,269,014
Bank One Corp.
    7.875%                         08/01/10            2,000          2,143,922
M & T Bank
    8.000%                         10/01/10            2,000          2,114,694
Mercantile Bancorp
    7.050%                         06/15/04            1,500          1,551,561
Sanwa Bank, Ltd.
    7.420%                         06/15/11            1,000            966,062
Union Planters Corp.
    7.750%                         03/01/11            1,215          1,255,718
                                                                   ------------
                                                                     10,300,971
                                                                   ------------
FINANCE - NON-BANK -- 9.8%
AXA
    8.600%                         12/15/30            1,600          1,763,654
Beneficial Finance Corp.
    9.130%                         07/25/01            1,000          1,003,095
Capital One Bank
    8.250%                         06/15/05            1,900          1,966,610
EOP Operating LP
    8.375%                         03/15/06            2,225          2,366,372
ERP Operating LP
    7.100%                         06/23/04            3,500          3,606,225
Ford Motor Credit Corp.
    5.800%                         01/12/09              675            624,496
General Motors Acceptance Corp.
    7.625%                         06/15/04            1,720          1,806,169
    6.750%                         01/15/06              350            355,752
    5.850%                         01/14/09              110            102,486
    7.750%                         01/19/10            1,820          1,902,044
Goldman Sachs Group, Inc.
    7.625%                         08/17/05            2,000          2,116,326
Hartford Life, Inc.
    7.650%                         06/15/27              135            140,541
Household Finance Corp.
    6.500%                         01/24/06              680            689,850
Lehman Brothers Holdings, Inc.
    6.250%                         05/15/06              750            748,876
Morgan Stanley Dean Witter & Co.
    7.125%                         08/15/03            1,500          1,556,443
    6.750%                         04/15/11              260            258,653


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Salomon Smith Barney Holdings, Inc.
    6.500%                         10/15/02          $   200       $    204,816
Spieker Properties LP
    6.800%                         05/01/04            1,670          1,694,980
                                                                   ------------
                                                                     22,907,388
                                                                   ------------
INDUSTRIAL -- 7.6%
Boeing Co.
    8.750%                         09/15/31              590            720,921
Cendant Corp.
    7.750%                         12/01/03              825            840,320
Clear Channel Communications, Inc.
    7.250%                         09/15/03            1,500          1,550,715
Comcast Cable Communications, Inc.
    6.750%                         01/30/11            2,000          1,958,106
Ford Motor Co.
    7.500%                         08/01/26              490            475,873
Lockheed Martin Corp.
    7.250%                         05/15/06            1,425          1,475,999
    8.500%                         12/01/29              700            778,483
Mirage Resorts, Inc.
    6.750%                         02/01/08            1,055          1,008,332
Pharmacia Corp.
    5.750%                         12/01/05            2,260          2,261,300
Safeway, Inc.
    6.150%                         03/01/06              630            627,166
Time Warner, Inc.
    9.125%                         01/15/13              880          1,007,413
Tyco International Group S.A.
    7.000%                         06/15/28            1,700          1,610,825
Unilever Capital Corp.
    6.875%                         11/01/05            2,200          2,296,710
Viacom, Inc.
    7.875%                         07/30/30            1,000          1,056,507
                                                                   ------------
                                                                     17,668,670
                                                                   ------------
OIL & GAS -- 2.0%
Conoco, Inc.
    6.950%                         04/15/29              245            236,165
El Paso Energy Corp. a
    8.050%                         10/15/30            1,925          1,941,035
Enron Corp.
    6.950%                         07/15/28            1,890          1,737,061
Petro Mexicanos Finance, Ltd.
    5.720%                         11/15/03              853            853,637
                                                                   ------------
                                                                      4,767,898
                                                                   ------------
TELEPHONES -- 3.8%
AT&T Wireless Group
    8.750%                         03/01/31              380            395,862
GTE North, Inc.
    6.400%                         02/15/05            2,765          2,807,943
Sprint Capital Corp.
    5.875%                         05/01/04            1,000            989,261
    7.125%                         01/30/06            1,000          1,009,699
    6.900%                         05/01/19              525            461,083


 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------       ------------
CORPORATE BONDS (CONTINUED)
TELEPHONES (CONTINUED)
Vodafone Group P.L.C.
    6.650%                         05/01/08          $ 1,660       $  1,655,427
    7.750%                         02/15/10              650            683,994
WorldCom, Inc.
    8.250%                         05/15/31            1,000            983,539
                                                                   ------------
                                                                      8,986,808
                                                                   ------------
TRANSPORTATION -- 0.8%
CSX Corp.
    7.250%                         05/01/27            1,745          1,796,744
Federal Express Corp.
    6.720%                         01/15/22                3              2,634
                                                                   ------------
                                                                      1,799,378
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $73,621,027)                                                 75,149,115
                                                                   ------------
YANKEE BONDS -- 2.1%
Banco Santiago S.A.
    7.000%                         07/18/07            1,610          1,573,698
Korea Development Bank
    7.375%                         09/17/04            1,045          1,089,531
Sony Corp.
    6.125%                         03/04/03            2,210          2,250,978
                                                                   ------------
TOTAL YANKEE BONDS
  (Cost $4,856,713)                                                   4,914,207
                                                                   ------------
COMMERCIAL PAPER -- 6.2%
Carolina Power & Light
    4.200%                         07/18/01            5,000          4,990,667
Constellation Energy Group
    4.000%                         07/09/01            3,000          2,997,667
Sprint Capital Corp.
    4.250%                         07/03/01            6,500          6,499,233
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (Cost $14,485,881)                                                 14,487,567
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 6.4%
U.S. TREASURY BILLS -- 0.0%
    3.750%                         11/29/01               25             24,635
    3.950%                         11/29/01               20             19,708
    4.060%                         11/29/01               70             68,979
                                                                   ------------
                                                                        113,322
                                                                   ------------
U.S. TREASURY BONDS -- 6.3%
    8.750%                         08/15/20              375            496,454
    8.125%                         08/15/21            7,800          9,816,729
    7.625%                         02/15/25            3,565          4,340,355
                                                                   ------------
                                                                     14,653,538
                                                                   ------------
U.S. TREASURY NOTES -- 0.1%
    6.000%                         08/15/09              115            119,628
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $14,996,332)                                                 14,886,488
                                                                   ------------

                       See Notes to Financial Statements.
18

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                    SHARES            VALUE+
                                                   ---------       ------------
TEMPORARY INVESTMENTS -- 1.5%
Goldman Sachs Financial Square
  Money Market Portfolio                           2,384,117       $  2,384,117
J.P. Morgan Institutional Prime
  Money Market Portfolio                           1,126,917          1,126,917
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,511,034)                                                   3,511,034
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $231,736,664)                                              $234,227,817
                                                                   ============

----------
+ See Note 2a to the Financial Statements.
a Total or partial security on loan.
IO -- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $231,736,664) ......................................................       $234,227,817
   Collateral for securities loaned ..............................................................            992,250
   Interest receivable ...........................................................................          2,507,560
   Receivable for securities sold ................................................................          2,029,901
   Receivable for capital stock sold .............................................................          1,102,738
   Other assets ..................................................................................             35,081
                                                                                                         ------------
          Total assets ...........................................................................        240,895,347
                                                                                                         ------------

LIABILITIES
   Payable upon return of securities loaned ......................................................            992,250
   Payable for securities purchased ..............................................................         23,266,141
   Payable for capital stock redeemed ............................................................            822,449
   Dividends payable .............................................................................          1,125,908
   Accrued expenses ..............................................................................            108,836
                                                                                                         ------------
          Total liabilities ......................................................................         26,315,584
                                                                                                         ------------

NET ASSETS
Applicable to 20,750,720 Institutional Shares, 447,983 N Shares and 5,502 A Shares
   of beneficial interest outstanding, $.001 par value (Note 7) ..................................       $214,579,763
                                                                                                         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($209,990,743/20,750,720) .....................................................................             $10.12
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($4,533,330/447,983) ..........................................................................             $10.12
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($55,690/5,502) ...............................................................................             $10.12
                                                                                                               ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($10.12/0.955) (Note 5) .......................................................................             $10.60
                                                                                                               ======

                       See Notes to Financial Statements.
20

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------        -----------
AGENCY OBLIGATIONS -- 36.2%
AID-Peru
    9.980%                         08/01/08          $ 2,550        $ 2,852,781
Federal Home Loan Mortgage Corp.
    6.250%                         07/15/04            1,000          1,032,216
    7.010%                         07/11/07              850            869,299
    5.125%                         10/15/08            2,500          2,385,305
    6.750%                         03/15/31            1,942          1,999,004
Federal National Mortgage Association
    4.750%                         03/15/04            2,340          2,329,112
    6.400%                         06/14/04            2,085          2,124,213
    6.510%                         05/06/08            2,000          2,028,370
    6.250%                         02/01/11              750            747,281
    5.500%                         03/15/11              430            410,264
Private Export Funding Corp.
    7.030%                         10/31/03            1,650          1,728,944
Rowan Cos., Inc.
    6.150%                         07/01/10            3,483          3,507,743
Small Business Administration Participation
  Certificates Series 1995-20J, Class 1
    6.850%                         10/01/15            2,629          2,696,496
Small Business Administration Participation
  Certificates Series 1997-10C, Class 1
    6.950%                         05/01/07              986            997,695
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $25,130,164)                                                 25,708,723
                                                                    -----------
ASSET-BACKED SECURITIES -- 11.0%
Capital One Master Trust Series 2001-3A,
  Class A
    5.450%                         03/16/09            1,000            984,780
Citibank Credit Card Master Trust I
  Series 1998-3, Class A
    5.800%                         02/07/05              525            534,228
Contimortgage Home Equity Loan Trust
  Series 1998-2, Class A5
    6.280%                         09/15/16            2,500          2,539,038
Metris Master Trust Series 1997-1, Class A
    6.870%                         10/20/05            2,000          2,043,682
New Century Home Equity Loan Trust
  Series 1997-NC6, Class A6
    7.010%                         05/25/26            1,624          1,667,023
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $7,684,671)                                                   7,768,751
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.0%
Federal Home Loan Mortgage Corp.
  Series 150, Class IO
    7.500%                         07/01/23              799            188,913
Federal Home Loan Mortgage Corp.
  Series 202 IO
    6.500%                         04/01/29            1,580            420,619
Federal Home Loan Mortgage Corp.
  Series 1597, Class G PO
    23.630%                        07/15/23              781            743,688


 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                         03/25/27          $ 4,736        $   212,463
Federal National Mortgage Association
  Series 1998-M2, Class CP1 IO
    0.946%                         02/17/02           51,375            272,930
Federal National Mortgage Association
  Series 1998-T1, Class A
    6.546%                         12/28/28            1,560          1,603,277
Federal National Mortgage Association
  Series 2001-T2, Class A
    5.780%                         11/25/10            2,921          2,901,381
Federal National Mortgage Association
  Series 2001-T6, Class B
    6.088%                         05/25/11            2,500          2,446,875
First Union-Lehman Brothers Commercial
  Series 1997-C2, Class A3
    6.650%                         12/18/07            2,000          2,024,649
Government National Mortgage Association
  Series 1999-2, Class C PO
    9.003%                         12/20/23            1,669          1,466,316
Government National Mortgage Association
  Series 2001-12, Class A
    5.439%                         01/16/15            1,707          1,690,306
LB Commercial Conduit Mortgage Trust
  Series 1999-C2, Class A2
    7.325%                         09/15/09            1,000          1,043,788
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                         06/15/28            3,532            568,510
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $15,565,453)                                                 15,583,715
                                                                    -----------
MORTGAGE-BACKED SECURITIES -- 18.4%
Federal Home Loan Mortgage Corp.
  Pool #865008
    7.927%                         02/01/18               23             24,231
Federal National Mortgage Association
    6.000%                         01/15/16            1,190          1,172,150
    6.500%                         01/15/31            1,365          1,343,032
Federal National Mortgage Association
  Pool #8217
    11.000%                        12/01/15              646            709,431
Federal National Mortgage Association
  Pool #73738
    6.825%                         11/01/01            3,630          3,625,218
Federal National Mortgage Association
  Pool #375255
    6.920%                         07/01/04              963          1,006,987
Government National Mortgage Association
  Pool #8720
    7.625%                         10/20/25              115            118,893
Government National Mortgage Association
  Pool #162989
    9.000%                         05/15/16                8              8,488


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)           VALUE+
----------                         --------          -------        -----------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage Association
  Pool #227125
    9.000%                         07/15/17          $    14        $    15,391
Government National Mortgage Association
  Pool #346458
    8.000%                         03/15/23              118            124,123
Government National Mortgage Association
  Pool #352110
    7.000%                         08/15/23            1,700          1,728,939
Government National Mortgage Association
  Pool #442138
    8.000%                         11/15/26            1,700          1,770,057
Government National Mortgage Association
  Pool #780389
    9.000%                         08/15/09            1,359          1,442,529
                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $12,858,084)                                                 13,089,469
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 10.1%
U.S. TREASURY BILLS* -- 0.2%
    4.800%                         08/30/01               15             14,914
    3.510%                         11/29/01               60             59,125
    4.000%                         11/29/01               25             24,635
    3.300%                         12/13/01               15             14,761
                                                                    -----------
                                                                        113,435
                                                                    -----------
U.S. TREASURY NOTES -- 4.2%
    6.000% a                       08/15/09            2,880          2,995,906
                                                                    -----------
U.S. TREASURY STRIPS -- 5.7%
    0.000%                         11/15/04            4,816          4,085,740
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $6,872,797)                                                   7,195,081
                                                                    -----------


                                                     SHARES            VALUE+
                                                   ---------        -----------
TEMPORARY INVESTMENTS -- 2.3%
Goldman Sachs Financial Square Treasury
  Obligation Portfolio                               302,310        $   302,310
J.P. Morgan Institutional Prime
  Money Market Portfolio                           1,317,032          1,317,032
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,619,342)                                                   1,619,342
                                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $69,730,511)                                                $70,965,081
                                                                    ===========

----------
+ See Note 2a to the Financial Statements.
* Securities pledged as collateral for futures contracts.
a Total or partial security on loan.
IO -- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                                                   NUMBER OF        UNREALIZED
                                                   CONTRACTS       APPRECIATION
                                                   ---------       ------------
Futures Contracts -- Long Position
   U.S. Treasury Notes, September 2001                58               $6,570
                                                      ==               ======

                       See Notes to Financial Statements.
22

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $69,730,511) ..................................................   $70,965,081
   Collateral for securities loaned .........................................................     3,124,800
   Interest receivable ......................................................................       935,359
   Receivable for capital stock sold ........................................................       326,282
   Other assets .............................................................................        35,910
                                                                                                -----------
          Total assets ......................................................................    75,387,432
                                                                                                -----------
LIABILITIES
   Payable upon return of securities loaned .................................................     3,124,800
   Payable for securities purchased .........................................................     2,540,972
   Payable for capital stock redeemed .......................................................       295,369
   Dividends payable ........................................................................       343,012
   Futures margin payable ...................................................................        48,938
   Accrued expenses .........................................................................        23,614
                                                                                                -----------
          Total liabilities .................................................................     6,376,705
                                                                                                -----------
NET ASSETS
Applicable to 3,810,969 Institutional Shares, 334,078 N Shares, 13,858 A Shares
   and 4,206 B Shares of beneficial interest outstanding, $.001 par value (Note 7) ..........   $69,010,727
                                                                                                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($63,173,433/3,810,969) ..................................................................        $16.58
                                                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($5,537,821/334,078) .....................................................................        $16.58
                                                                                                     ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($229,743/13,858) ........................................................................        $16.58
                                                                                                     ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($16.58/0.965) (Note 5) ..................................................................        $17.18
                                                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE ($69,730/4,206) ...............................        $16.58
                                                                                                     ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS -- 101.3%
ALABAMA -- 0.8%
Opelika, Alabama, Waterworks Board Utility
  Revenue Bonds
    5.150%                         06/01/19           $  830       $    828,033
    5.200%                         06/01/20              775            774,961
                                                                   ------------
                                                                      1,602,994
                                                                   ------------
ARIZONA -- 7.9%
Glendale, Arizona, Water & Sewer
  Revenue Bonds
    5.500%                         07/01/08            2,700          2,931,093
    5.500%                         07/01/09            5,000          5,433,700
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                         07/01/16            4,945          5,695,354
Phoenix, Arizona, Civic Plaza Building
  Corporate Excise Tax Revenue Bonds
    6.000%                         07/01/12            1,000          1,067,490
Surprise, Arizona, Municipal Property
  Corporate Excise Tax Revenue Bonds
    5.375%                         07/01/14            1,000          1,050,060
                                                                   ------------
                                                                     16,177,697
                                                                   ------------
ARKANSAS -- 2.1%
Jefferson County, Arkansas, Hospital
  Revenue Bonds (Regional Medical
  Center)
    5.250%                         06/01/14            1,000            979,770
    5.375%                         06/01/15              650            637,806
    5.500%                         06/01/16            1,200          1,179,588
    5.800%                         06/01/21            1,000            990,620
Little Rock, Arkansas, School District
  General Obligation Bonds Series C
    5.000%                         02/01/19              550            549,340
                                                                   ------------
                                                                      4,337,124
                                                                   ------------
CALIFORNIA -- 1.8%
Sacramento County, California, Sanitation
  District Financing Authority Revenue
  Bonds Series A
    6.000%                         12/01/20            3,450          3,647,478
                                                                   ------------
CONNECTICUT -- 1.4%
New Haven, Connecticut, General
  Obligation Bonds Series B
    5.500%                         11/01/12            2,550          2,752,036
                                                                   ------------
DELAWARE -- 0.5%
Delaware River & Bay Authority Revenue
  Bonds Series A
    5.700%                         01/01/19            1,000          1,050,260
                                                                   ------------
FLORIDA -- 3.4%
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds
  Series 3A
    5.800%                         10/01/18            1,080          1,115,964



ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------
MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds
  Subseries D
    5.250%                         10/01/09           $1,000       $  1,031,000
    5.300%                         10/01/10            1,000          1,027,300
    5.375%                         10/01/11            1,720          1,758,580
Miami-Dade County, Florida, Educational
  Facilities Authority Revenue Bonds
  Series A
    5.750%                         04/01/14            1,000          1,088,630
Palm Beach County, Florida, School Board
  Certificates of Participation Series B
    5.000%                         08/01/21            1,000            975,220
                                                                   ------------
                                                                      6,996,694
                                                                   ------------
GEORGIA -- 4.8%
College Park, Georgia, Business & Industrial
  Development Authority Revenue Bonds
  (Civic Center Project)
    5.500%                         09/01/09            1,855          2,019,965
Fayette County, Georgia, Public Facilities
  Authority Criminal Justice Center
  Revenue Bonds
    6.000%                         06/01/16            1,500          1,645,815
    6.250%                         06/01/17            1,000          1,108,280
Forsyth County, Georgia, Water & Sewer
  Authority Revenue Bonds
    6.250%                         04/01/18            1,000          1,148,410
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds VR
    3.450%                         07/01/01            4,000          4,000,000
                                                                   ------------
                                                                      9,922,470
                                                                   ------------
ILLINOIS -- 5.3%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                         01/01/22            2,265          2,458,771
Cook County, Illinois, Glencoe School
  District No. 035 General Obligation Bonds
    5.750%                         12/01/16            1,210          1,281,100
Illinois Development Finance Authority
  School, Local Government District
  No. 304 Revenue Bonds Series A
    0.000%                         01/01/19            4,450          1,690,955
Illinois Health Facilities Authority Revenue
  Bonds (Advocate Health Care Network)
    6.250%                         11/15/14            2,500          2,654,350
    6.375%                         11/15/15            1,580          1,679,967
Illinois State Sales Tax Revenue Bonds
  Series V
    6.375%                         06/15/20            1,000          1,076,290
                                                                   ------------
                                                                     10,841,433
                                                                   ------------

                       See Notes to Financial Statements.
24

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS (CONTINUED)
INDIANA -- 2.7%
Anderson, Indiana, Economic Development
  Revenue Bonds (Anderson University
  Project)
    5.000%                         10/01/07           $1,010       $    991,062
    5.000%                         10/01/08            1,015            993,431
Indiana University Revenue Bonds
  (Student Fee) Series M
    6.000%                         08/01/14            3,170          3,456,917
                                                                   ------------
                                                                      5,441,410
                                                                   ------------
KANSAS -- 1.3%
Kansas State Development Finance
  Authority Public Water Supply Revenue
  Bonds
    5.200%                         04/01/12            1,000          1,049,280
Olathe, Kansas, Health Facilities Revenue
  Bonds (Olathe Medical Center Project)
  Series A
    5.375%                         09/01/08            1,000          1,070,000
    5.375%                         09/01/09              570            610,122
                                                                   ------------
                                                                      2,729,402
                                                                   ------------
KENTUCKY -- 0.3%
Hartford County, Kentucky, School District
  Financial Corp. School Building Revenue
  Bonds
    5.700%                         06/01/20              550            580,101
                                                                   ------------
MASSACHUSETTS -- 8.5%
Lowell, Massachusetts, General Obligation
  Bonds
    6.000%                         02/15/14            1,160          1,290,929
    6.000%                         02/15/15            1,070          1,184,308
Massachusetts Health & Educational
  Facilities Authority Revenue Bonds
  Series C
    6.000%                         07/01/16            1,000          1,055,180
Massachusetts Health & Educational
  Facilities Authority Revenue Bonds
  (Smith College) Series D
    5.750%                         07/01/24            1,500          1,626,945
Massachusetts State General Obligation
  Bonds Series B
    6.000%                         06/01/15            2,000          2,250,840
    6.000%                         06/01/16            5,000          5,627,100
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.000%                         10/01/14            1,000          1,107,700
    6.000%                         10/01/15            2,000          2,206,700
Sterling, Massachusetts, General Obligation
  Bonds
    6.000%                         02/15/18            1,000          1,089,680
                                                                   ------------
                                                                     17,439,382
                                                                   ------------


ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN -- 5.7%
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital) Series A
    5.000%                         11/01/04           $1,075       $  1,071,678
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital) Series B
    5.000%                         11/01/04            1,365          1,360,782
Michigan State Hospital Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series A
    5.300%                         11/15/33            2,500          2,582,175
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.000%                         05/15/12            2,380          2,162,159
Rochester, Michigan, Community School
  District General Obligation Bonds Series I
    5.500%                         05/01/07            1,240          1,333,682
Saline, Michigan, Area Schools General
  Obligation Bonds Series A
    5.750%                         05/01/16            2,000          2,121,900
Walled Lake, Michigan, Consolidated
  School District General Obligation Bonds
    5.750%                         05/01/14            1,000          1,072,060
                                                                   ------------
                                                                     11,704,436
                                                                   ------------
MINNESOTA -- 1.1%
St. Cloud, Minnesota, Health Care Revenue
  Bonds (St. Cloud Hospital Obligation
  Group A)
    5.250%                         05/01/05            1,080          1,139,497
    5.500%                         05/01/15            1,080          1,135,307
                                                                   ------------
                                                                      2,274,804
                                                                   ------------
MISSISSIPPI -- 3.6%
Mississippi River Bridge Authority
  Revenue Bonds
    6.750%                         11/01/12            6,000          6,318,300
Mississippi State General Obligation Bonds
    5.000%                         06/01/05            1,000          1,048,690
                                                                   ------------
                                                                      7,366,990
                                                                   ------------
MISSOURI -- 6.7%
Missouri State Health & Educational
  Facilities Authority Health Facilities
  Revenue Bonds (St. Anthony's Medical
  Center)
    6.000%                         12/01/06            1,445          1,535,096
    6.250%                         12/01/08              750            811,725
    6.250%                         12/01/09            1,725          1,871,401

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS (CONTINUED)
MISSOURI (CONTINUED)
Missouri State Health & Educational
  Facilities Authority Health Facilities
  Revenue Bonds (St. Lukes Episcopal-
  Presbyterian Hospital)
    4.250%                         12/01/08           $  515       $    514,336
    4.250%                         12/01/09            1,000            990,210
    4.500%                         12/01/11            1,790          1,779,654
Springfield, Missouri, Public Utility Lease
  Purchase Revenue Bonds
    4.400%                         12/01/09            2,000          2,015,320
    5.000%                         12/01/16            1,800          1,801,134
St. Louis County, Missouri, Pattonville R-3
  School District General Obligation Bonds
    5.500%                         03/01/12            1,240          1,333,149
    5.750%                         03/01/17              450            478,399
    5.750%                         03/01/18              655            694,274
                                                                   ------------
                                                                     13,824,698
                                                                   ------------
NEBRASKA -- 0.6%
Grand Island, Nebraska, Electric Systems
  Revenue Bonds
    4.250%                         08/15/10            1,250          1,237,850
                                                                   ------------
NEW JERSEY -- 2.1%
Essex County, New Jersey, Improvement
  Authority Lease Revenue General
  Obligation Bonds (County Correctional
  Facilities Project)
    5.750%                         10/01/13            2,000          2,190,280
New Jersey State Transportation Trust Fund
  Revenue Bonds (Transit Systems)
  Series A
    5.125%                         06/15/08            2,000          2,128,960
                                                                   ------------
                                                                      4,319,240
                                                                   ------------
NEW MEXICO -- 1.0%
Farmington, New Mexico, Pollution Control
  Revenue Bonds (Arizona Public Service
  Co.) Series B VR
    3.300%                         07/01/01            2,100          2,100,000
                                                                   ------------
NEW YORK -- 7.6%
New York Metropolitan Transportation
  Authority Dedicated Tax Fund Revenue
  Bonds Series A
    6.125%                         04/01/16            3,000          3,312,270
    6.125%                         04/01/17            2,000          2,217,280
New York State Thruway Authority Highway
  & Bridge Trust Fund Revenue Bonds
  Series A
    6.000%                         04/01/14            1,000          1,119,380
    6.000%                         04/01/15            1,000          1,104,930
    6.000%                         04/01/16            1,000          1,099,620


ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
Suffolk County, New York, Longwood
  Central School District General Obligation
  Bonds
    5.625%                         06/15/08           $1,080       $  1,182,049
    5.625%                         06/15/09            1,580          1,731,838
    5.700%                         06/15/14            1,670          1,817,478
    5.700%                         06/15/15            1,895          2,048,192
                                                                   ------------
                                                                     15,633,037
                                                                   ------------
NORTH CAROLINA -- 0.5%
Charlotte, North Carolina, Storm Water Fee
  Revenue Bonds
    5.650%                         06/01/14            1,000          1,072,860
                                                                   ------------
OHIO -- 15.0%
Cuyahoga County, Ohio, General Obligation
  Bonds
    5.750%                         12/01/15            4,000          4,400,480
Cuyahoga County, Ohio, Hospital Revenue
  Improvement Bonds (Metrohealth
  System Project) Series A
    5.500%                         02/15/12            1,000          1,074,840
    6.150%                         02/15/29            5,000          5,075,650
Franklin County, Ohio, Development
  Revenue Bonds (American Chemical
  Society Project)
    5.500%                         10/01/12            4,600          4,761,230
Hamilton County, Ohio, Sales Tax Revenue
  Bonds Subseries B
    5.750%                         12/01/17            4,000          4,250,480
Ohio State Turnpike Commission Revenue
  Bonds Series A
    5.500%                         02/15/12            3,160          3,300,304
Ohio State University General Receipts
  Revenue Bonds Series A
    6.000%                         12/01/17            1,000          1,083,090
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                         12/01/20            5,000          5,433,850
University of Akron General Receipts
  Revenue Bonds
    5.750%                         01/01/12            1,295          1,417,041
                                                                   ------------
                                                                     30,796,965
                                                                   ------------
PENNSYLVANIA -- 4.1%
Delaware River Port Authority of
  Pennsylvania & New Jersey Revenue
  Bonds
    5.750%                         01/01/15            1,000          1,069,190
    6.000%                         01/01/17            5,500          5,967,665
Pottsville, Pennsylvania, Hospital Authority
  Revenue Bonds (Ascension Health Credit)
  Series A
    5.200%                         11/15/09            1,335          1,411,843
                                                                   ------------
                                                                      8,448,698
                                                                   ------------

                       See Notes to Financial Statements.
26

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS (CONTINUED)
PUERTO RICO -- 0.5%
Puerto Rico Municipal Finance Agency
  General Obligation Bonds Series A
    6.000%                         08/01/16           $1,000       $  1,101,110
                                                                   ------------
TEXAS -- 1.1%
West Central Texas Municipal Water District
  Revenue Bonds, Water Transmission
  Line Contract
    6.750%                         11/01/03            2,000          2,159,900
                                                                   ------------
VIRGINIA -- 1.7%
Norfolk, Virginia, Water System Revenue
  Bonds
    5.875%                         11/01/15            2,300          2,469,211
Virginia State Transportation Board Revenue
  Bonds (Route 28 Project)
    6.000%                         04/01/10            1,000          1,036,830
                                                                   ------------
                                                                      3,506,041
                                                                   ------------
WASHINGTON -- 2.5%
King County, Washington, School District
  No. 407 Riverview General Obligation
  Bonds
    5.000%                         12/01/09            1,775          1,863,076
Snohomish County, Washington, School
  District No. 201 General Obligation Bonds
    5.625%                         12/01/07            2,000          2,180,800
Washington State General Obligation
  Bonds Series A
    6.000%                         09/01/15            1,000          1,043,600
                                                                   ------------
                                                                      5,087,476
                                                                   ------------
WISCONSIN -- 4.7%
Hartford, Wisconsin, Sewer System
  Revenue Bonds
    4.750%                         04/01/03            1,225          1,229,116
Southeast, Wisconsin, Professional Baseball
  Park District Sales Tax Revenue Bonds
  Series A
    5.500%                         12/15/10            2,785          3,024,064
    5.500%                         12/15/11            4,880          5,278,745
                                                                   ------------
                                                                      9,531,925
                                                                   ------------
WYOMING -- 2.0%
Uinta County, Wyoming, Pollution Control
  Revenue Bonds (Chevron Corp. Project) VR
    3.250%                         07/01/01            4,100          4,100,000
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $198,297,571)                                               207,784,511
                                                                   ------------



                                                     SHARES            VALUE+
                                                   ---------       ------------

TEMPORARY INVESTMENTS -- 1.2%
Federated Tax-Free Obligation Fund                   778,548       $    778,548
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                1,647,818          1,647,818
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,426,366)                                                   2,426,366
                                                                   ------------
TOTAL INVESTMENTS -- 102.5%
  (Cost $200,723,937)                                               210,210,877
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (2.5%)
Interest receivable and other assets                                  2,353,832
Receivable for securities sold                                        3,530,632
Receivable for capital stock sold                                        99,467
Payable for securities purchased                                    (10,246,164)
Payable for capital stock redeemed                                      (87,000)
Dividends payable                                                      (789,128)
Accrued expenses                                                        (41,352)
                                                                   ------------
                                                                     (5,179,713)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 18,659,552 Institutional
  Shares,  126,839 N Shares and 5,648
  A Shares of beneficial interest
  outstanding, $.001 par value (Note 7)                            $205,031,164
                                                                   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL SHARE
  ($203,585,606/18,659,552)                                              $10.91
                                                                         ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER N SHARE
  ($1,383,938/126,839)                                                   $10.91
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($61,620/5,648)                                            $10.91
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($10.91/0.965) (NOTE 5)                                    $11.31
                                                                         ======

-----------
+ See Note 2a to the Financial Statements.
VR -- Variable rate demand note; interest rate in effect on 06/30/01. Maturity date is the later of the next interest rate change or exercise of the demand feature.

                       See Notes to Financial Statements.
                                                                              27

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS -- 107.0%
ALABAMA -- 0.5%
University of Alabama Hospital Revenue
  Bonds Series A
    5.625%                         09/01/16           $  500       $    523,800
                                                                   ------------
ARIZONA -- 4.8%
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                         07/01/16            2,000          2,303,480
    5.000%                         07/01/20            3,000          2,967,360
                                                                   ------------
                                                                      5,270,840
                                                                   ------------
CALIFORNIA -- 3.2%
Los Angeles, California, Water & Power
  Revenue Bonds Series A & A2
    5.375%                         07/01/19            3,370          3,428,604
                                                                   ------------
COLORADO -- 6.6%
Colorado Water Reserve Power
  Development Authority Clean Water
  Revenue Bonds Series A
    6.250%                         09/01/16            1,000          1,110,250
Pueblo, Colorado, Board of Waterworks
  Water Improvement Revenue Bonds
  Series A
    6.000%                         11/01/17            2,370          2,615,271
Pueblo County, Colorado, School District
  No. 070 Pueblo Rural General Obligation
  Bonds
    6.000%                         12/01/18            3,170          3,453,271
                                                                   ------------
                                                                      7,178,792
                                                                   ------------
DELAWARE -- 0.7%
Delaware River & Bay Authority Revenue
  Bonds Series A
    5.750%                         01/01/29              750            786,022
                                                                   ------------
FLORIDA -- 2.8%
Miami-Dade County, Florida, Expressway
  Authority Toll System Revenue Bonds
    6.000%                         07/01/14            1,000          1,118,950
Palm Beach County, Florida, School Board
  Certificates of Participation Series B
    5.000%                         08/01/21            2,000          1,950,440
                                                                   ------------
                                                                      3,069,390
                                                                   ------------
GEORGIA -- 4.6%
Chatham County, Georgia, Hospital
  Authority Revenue Bonds (Memorial
  Health Medical Center) Series A
    6.125%                         01/01/24            1,025          1,033,548
Fayette County, Georgia, Public Facilities
  Authority Criminal Justice Center
  Revenue Bonds
    6.250%                         06/01/18            1,000          1,108,280
    6.250%                         06/01/20              570            630,409



ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS (CONTINUED)
GEORGIA (CONTINUED)
Forsyth County, Georgia, School District
  General Obligation Bonds
    6.000%                         02/01/14           $1,000       $  1,111,760
    6.000%                         02/01/15            1,000          1,109,500
                                                                   ------------
                                                                      4,993,497
                                                                   ------------
ILLINOIS -- 13.7%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                         01/01/22            2,000          2,171,100
Chicago, Illinois, General Obligation Bonds
  Series A
    6.000%                         01/01/19            1,835          1,994,994
    6.000%                         01/01/20            1,000          1,081,120
Illinois State General Obligation Bonds
    6.125%                         01/01/16            5,000          5,635,650
University of Illinois, University Auxiliary
  Facilities Systems Revenue Bonds
  Series A
    6.000%                         04/01/16            1,870          2,056,289
University of Illinois, University Auxiliary
  Facilities Systems Revenue Bonds
  Series B
    5.125%                         04/01/22            2,000          1,958,580
                                                                   ------------
                                                                     14,897,733
                                                                   ------------
IOWA -- 0.9%
Iowa Higher Educational Loan Authority
  Revenue Bonds
    5.450%                         10/01/26            1,000            995,830
                                                                   ------------
KENTUCKY -- 1.0%
Kentucky State Property & Buildings
  Commission Revenue Bonds
  (Project No. 65)
    6.000%                         02/01/14            1,000          1,119,260
                                                                   ------------
MASSACHUSETTS -- 12.8%
Brockton, Massachusetts, General
  Obligation Bonds
    5.750%                         06/01/16              750            800,955
    6.000%                         06/01/19            1,000          1,088,840
Holden, Massachusetts, General Obligation
  Bonds (Municipal Purposes Loan)
    6.000%                         03/01/16            1,000          1,101,190
Massachusetts State Consumer Loan
  General Obligation Bonds Series B
    6.000%                         06/01/14            3,000          3,297,030
Massachusetts State Development Finance
  Agency Revenue Bonds (Higher
  Education Smith College Issue)
    5.750%                         07/01/23            1,000          1,051,170
Massachusetts State Port Authority
  Revenue Bonds Series C
    6.125%                         07/01/17            1,000          1,098,170

                       See Notes to Financial Statements.
28

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.250%                         10/01/19           $5,000       $  5,504,000
                                                                   ------------
                                                                     13,941,355
                                                                   ------------
MICHIGAN -- 5.2%
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.375%                         05/15/19            3,000          2,623,770
Oakland County, Michigan, Economic
  Development Corp. Limited Obligation
  Revenue Bonds (Cranbrook Educational
  Community) Series C
    6.900%                         11/01/14            2,725          3,067,096
                                                                   ------------
                                                                      5,690,866
                                                                   ------------
MINNESOTA -- 3.6%
St. Cloud, Minnesota, Health Care Revenue
  Bonds (St. Cloud Hospital Obligation
  Group A)
    6.250%                         05/01/19            3,530          3,896,096
                                                                   ------------
MISSOURI -- 2.9%
Missouri State Health & Educational
  Facilities Revenue Bonds (St. Anthony's
  Medical Center)
    6.125%                         12/01/19            2,000          2,067,480
    6.250%                         12/01/30            1,000          1,037,890
                                                                   ------------
                                                                      3,105,370
                                                                   ------------
NEW YORK -- 5.2%
New York City, New York, General Obligation
  Bonds Series A
    6.500%                         05/15/17            5,000          5,632,400
                                                                   ------------
NORTH CAROLINA -- 6.9%
Broad River, North Carolina Water Authority
  System Revenue Bonds
    5.750%                         06/01/17              635            674,364
    5.375%                         06/01/20            1,000          1,015,210
Charlotte, North Carolina, Storm Water Fee
  Revenue Bonds
    6.000%                         06/01/20            3,175          3,447,478
Iredell County, North Carolina, Public
  Facilities Corp. Installment Revenue
  Bonds
    6.000%                         06/01/15            2,180          2,396,932
                                                                   ------------
                                                                      7,533,984
                                                                   ------------
OHIO -- 9.9%
Akron, Ohio, General Obligation Bonds
    6.500%                         11/01/15              865          1,011,055
Avon Lake, Ohio, City School District
  General Obligation Bonds
    5.750%                         12/01/14            1,000          1,091,550


ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Marysville, Ohio, General Obligation Bonds
    6.000%                         12/01/29           $1,000       $  1,076,940
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                         12/01/25            1,500          1,609,050
Steubenville, Ohio, Hospital Revenue Bonds
    6.375%                         10/01/20            1,000          1,026,190
    6.500%                         10/01/30            1,250          1,277,688
University of Akron, Ohio General Receipts
  Revenue Bonds
    6.000%                         01/01/15            2,235          2,469,697
    6.000%                         01/01/16            1,110          1,219,979
                                                                   ------------
                                                                     10,782,149
                                                                   ------------
OREGON -- 1.0%
Linn County, Oregon, Community School
  District General Obligation Bonds
    6.125%                         06/15/25            1,000          1,075,820
                                                                   ------------
PENNSYLVANIA -- 3.2%
Chester County, Pennsylvania, Health &
  Educational Authority Hospital Revenue
  Bonds
    6.750%                         07/01/31            1,000          1,002,290
Erie, Pennsylvania, School District General
  Obligation Bonds
    5.800%                         09/01/29            1,150          1,277,501
Warwick School District, Lancaster,
  Pennsylvania, General Obligation Bonds
    5.000%                         02/15/21            1,185          1,153,171
                                                                   ------------
                                                                      3,432,962
                                                                   ------------
RHODE ISLAND -- 1.5%
Cranston, Rhode Island, General Obligation
  Bonds
    6.375%                         11/15/14              500            562,925
    6.375%                         11/15/17            1,000          1,105,340
                                                                   ------------
                                                                      1,668,265
                                                                   ------------
TENNESSEE -- 1.0%
White House Utility District, Tennessee,
  Robertson & Sumner Counties Water
  Revenue Bonds
    6.000%                         01/01/26            1,000          1,060,670
                                                                   ------------
TEXAS -- 7.3%
Birdville, Texas, Independent School
  District General Obligation Bonds
    6.000%                         02/15/21            2,135          2,270,487
Leander, Texas, Independent School
  District General Obligation Bonds
    0.000%                         08/15/24            5,000          1,183,050
Lewisville, Texas, Independent School
  District Refunding General Obligation
  Bonds
    6.000%                         08/15/17            3,130          3,351,479

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ANNUALIZED                                             PAR
YIELD/RATE                         MATURITY           (000)           VALUE+
----------                         --------           ------       ------------

MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Northside, Texas, Independent School
  District General Obligation Bonds
    6.000%                         08/15/14           $1,000       $  1,092,290
                                                                   ------------
                                                                      7,897,306
                                                                   ------------
VIRGINIA -- 4.5%
Henrico County, Virginia, Economic
  Development Authority Public Facilities
  Lease Revenue Bonds (Regional Jail
  Project)
    6.000%                         11/01/16            1,000          1,100,010
    6.125%                         11/01/17            2,405          2,651,994
Virginia State Reservoir Authority Clean
  Water Revenue Bonds (State Revolving
  Fund)
    6.000%                         10/01/17            1,000          1,091,740
                                                                   ------------
                                                                      4,843,744
                                                                   ------------
WISCONSIN -- 3.2%
Southeast Wisconsin Professional Baseball
  Park District Sales Tax Revenue Bonds
  Series A
    4.750%                         12/15/15              500            492,285
    4.875%                         12/15/16              565            555,548
    5.000%                         12/15/21            1,000            972,490
    5.100%                         12/15/29            1,500          1,449,975
                                                                   ------------
                                                                      3,470,298
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $109,005,966)                                               116,295,053
                                                                   ------------


                                                     SHARES            VALUE+
                                                   ---------       ------------

TEMPORARY INVESTMENTS -- 5.6%
Federated Tax-Free Obligation Fund                 1,650,744       $  1,650,744
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                4,457,334          4,457,334
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $6,108,078)                                                   6,108,078
                                                                   ------------
TOTAL INVESTMENTS -- 112.6%
  (Cost $115,114,044)                                               122,403,131
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (12.6%)
Interest receivable and other assets                                  1,503,327
Receivable for securities sold                                        3,169,276
Payable for securities purchased                                    (17,802,943)
Payable for capital stock redeemed                                      (36,000)
Dividends payable                                                      (460,080)
Accrued expenses                                                        (26,777)
                                                                   ------------
                                                                    (13,653,197)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 10,220,210 Institutional
  Shares, 111,251 N Shares, 19,348 A Shares
  and 5,233 B Shares of beneficial interest
  outstanding, $.001 par value (Note 7)                            $108,749,934
                                                                   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL SHARE
  ($107,323,560/10,220,210)                                              $10.50
                                                                         ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER N SHARE
  ($1,168,244/111,251)                                                   $10.50
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE PER
  A SHARE ($203,169/19,348)                                              $10.50
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE PER
  A SHARE ($10.50/0.955) (NOTE 5)                                        $10.99
                                                                         ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES CHARGE OF
  5.0%) PER B SHARE ($54,961/5,233)                                      $10.50
                                                                         ======

-----------
+ See Note 2a to the Financial Statements.


                       See Notes to Financial Statements.
30

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                      SHARES            VALUE+
                                                      ------        -----------
COMMON STOCK -- 11.6%
ELECTRONICS -- 2.7%
Activision, Inc.*a                                    26,489        $ 1,024,065
Sensormatic Electronics Corp.*                         2,513                  0
                                                                    -----------
                                                                      1,024,065
                                                                    -----------
HEALTH CARE SERVICES -- 1.2%
Laboratory Corp. of America Holdings*                  6,000            461,400
                                                                    -----------
MACHINERY & EQUIPMENT -- 2.0%
Applied Materials, Inc.*a                             15,000            742,500
                                                                    -----------
MISCELLANEOUS FINANCE-- 2.4%
Healthcare Financial Partners, Inc.,
  Series 144A* (Unit consisting of 1
  common share and 0.4 warrants)                      10,906            185,402
Lehman Brothers Holdings, Inc. a                       9,000            699,750
                                                                    -----------
                                                                        885,152
                                                                    -----------
OFFICE EQUIPMENT -- 3.3%
Comverse Technology, Inc.*a                           11,000            628,210
EMC Corp.*a                                           16,000            464,800
Sun Microsystems, Inc.*                                9,208            145,763
                                                                    -----------
                                                                      1,238,773
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $3,625,900)                                                   4,351,890
                                                                    -----------
CONVERTIBLE PREFERRED STOCK -- 33.5%
AUTO RELATED -- 0.3%
Fleetwood Capital Trust, 6.000%, 02/15/28,
  Series 144A                                          5,000            114,375
                                                                    -----------
BANKS -- 1.1%
National Australia Bank, Ltd., 7.875%,
  Series UNIT                                         13,500            420,525
                                                                    -----------
BUSINESS SERVICES-- 0.3%
Central Parking Finance Trust, 7.875%,
  Series 144A                                         10,000            127,500
                                                                    -----------
CONTAINERS -- 1.4%
Owens - Illinois, Inc., 4.750%                        15,000            213,000
Sealed Air Corp., $2.00, 04/01/18, Series A            7,500            299,625
                                                                    -----------
                                                                        512,625
                                                                    -----------
ELECTRIC & GAS -- 1.4%
TXU Corp. Income Prides, 9.250%, 08/16/01             10,000            517,500
                                                                    -----------
ELECTRICAL -- 0.7%
AES Trust VII, 6.000%, 05/15/08,
  Series 144A                                          5,000            283,125
                                                                    -----------
ELECTRONICS -- 2.0%
Electronic Data Systems Corp.,
  7.625%, 08/17/04                                     6,000            316,200
Global Crossing, Ltd., 6.750%, 04/15/12                1,000            115,000
Network Plus Corp., 7.500%, 04/01/12*                  8,000             61,000
Sensormatic Electronics Corp., 6.500%,
  Series 144A*                                        10,000            247,500
                                                                    -----------
                                                                        739,700
                                                                    -----------


                                                      SHARES            VALUE+
                                                      ------        -----------
CONVERTIBLE PREFERRED STOCK (CONTINUED)
ENERGY SERVICES -- 3.1%
Calpine Capital Trust III, 5.000%, 08/01/05,
  Series 144A                                         10,000        $   557,500
Hanover Compressor Co. Capital Trust,
  7.250%, 12/15/29, Series 144A                        4,000            397,000
Mirant Corp. Trust I, 6.250%, 10/01/30                 3,000            216,000
                                                                    -----------
                                                                      1,170,500
                                                                    -----------
FOOD & BEVERAGES-- 0.5%
Suiza Capital Trust II, 5.500%, 04/01/28,
  Series 144A                                          5,000            204,375
                                                                    -----------
FOREST PRODUCTS & PAPER -- 1.6%
Georgia-Pacific PEPS, 7.500%, 08/16/04                10,000            378,500
International Paper Capital Trust, 5.250%              5,000            217,500
                                                                    -----------
                                                                        596,000
                                                                    -----------
HEALTH CARE SERVICES -- 0.5%
Express Scripts, Inc., 7.000%, 11/15/03                1,000            102,600
Hybridon, Inc., 6.500%, 04/01/04, Series A*            2,925             82,953
                                                                    -----------
                                                                        185,553
                                                                    -----------
HOTELS & RESTAURANTS -- 2.6%
Felcor Lodging Trust, Inc., $1.95, Series A           15,000            327,900
Innkeepers USA Trust, 8.625%, Series A                30,000            657,900
                                                                    -----------
                                                                        985,800
                                                                    -----------
INSURANCE -- 2.6%
Metlife Capital Trust I, 8.000%, 05/15/03             10,000            972,500
                                                                    -----------
MACHINERY & EQUIPMENT-- 2.1%
Calpine Capital Trust, 5.500%, 02/01/05,
  Series 144A                                         10,000            800,000
                                                                    -----------
MEDIA -- 1.5%
Cox Communications, Inc., 7.000%, 08/16/02             5,500            319,000
Merrill Lynch & Co., Inc., 6.250%, 07/01/01,
  Series "I.G.L." STRYPES                             16,800            168,000
NBC Internet, Inc., 7.250%, 02/15/03                   6,000             70,680
                                                                    -----------
                                                                        557,680
                                                                    -----------
MISCELLANEOUS FINANCE-- 4.8%
Crescent Real Estate Equities Co., 6.750%,
  Series A                                            10,000            189,000
Equity Residential Properties Trust, 7.250%,
  Series G                                            20,000            504,800
Reckson Associates Realty Corp., 7.625%,
  Series A                                            13,000            300,950
Rouse Co., $3.00, Series Ba                           15,000            619,500
U.S. Restaurant Properties, Inc., 7.720%,
  Series A                                            10,000            182,500
                                                                    -----------
                                                                      1,796,750
                                                                    -----------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                      SHARES           VALUE+
                                                      ------        -----------
CONVERTIBLE PREFERRED STOCK (CONTINUED)
OIL & GAS -- 3.9%
Cummins Capital Trust I, 7.000%, 06/15/31,
  Series 144A                                          2,000        $   102,250
Enron Corp., 7.000%, 07/31/02                         12,500            400,500
Weatherford International, Inc., 5.000%,
  11/01/27, Series 144A                               20,000            977,500
                                                                    -----------
                                                                      1,480,250
                                                                    -----------
RAILROADS -- 1.3%
Union Pacific Capital Trust, 6.250%, 04/01/28,
  Series 144A                                         10,000            473,750
                                                                    -----------
TELEPHONES -- 1.8%
Amdocs Trust Automatic Common Exchange
  Securities, 6.750%, 09/11/02                        10,000            505,000
Crown Castle International Corp.,
  6.250%, 08/15/12                                     5,000            162,500
                                                                    -----------
                                                                        667,500
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $14,398,792)                                                 12,606,008
                                                                    -----------


 COUPON                                                PAR
  RATE                             MATURITY           (000)
----------                         --------           ------

CONVERTIBLE CORPORATE BONDS -- 54.4%
BANKS -- 0.3%
Bankatlantic Bancorp, Inc.
    5.625%                         12/01/07           $  130            122,200
                                                                    -----------
BUSINESS SERVICES -- 2.2%
Berkshire Hathaway, Inc.
    1.000%                         12/02/01              250            785,625
Critical Path, Inc., Series 144A
    5.750%                         04/01/05              200             48,000
                                                                    -----------
                                                                        833,625
                                                                    -----------
CHEMICALS -- 0.5%
Medarex, Inc.
    4.500%                         07/01/06              200            199,750
                                                                    -----------
DRUGS -- 5.9%
Atrix Laboratories, Inc.
    7.000%                         12/01/04              500            618,750
Human Genome Sciences, Inc., Series 144A
    5.000%                         02/01/07              375            478,594
    3.750%                         03/15/07              500            408,750
IVAX Corp., Series 144A
    5.500%                         05/15/07              500            716,250
                                                                    -----------
                                                                      2,222,344
                                                                    -----------
ELECTRICAL -- 0.7%
Brightpoint Lyons, Inc., Series 144A
    0.000%                         03/11/18              750            273,750
                                                                    -----------



 COUPON                                                PAR
  RATE                             MATURITY           (000)            VALUE+
----------                         --------           ------        -----------

CONVERTIBLE CORPORATE BONDS (CONTINUED)
ELECTRONICS -- 23.1%
Atmel Corp., Series 144A
    0.000%                         04/15/18           $1,000        $   787,500
BEA Systems, Inc.
    4.000%                         12/15/06              350            416,937
CIENA Corp.
    3.750%                         02/01/08              600            458,250
Conexant Systems, Inc., Series 144A a
    4.000%                         02/01/07              500            228,125
Cypress Semiconductor Corp.
    4.000%                         02/01/05              750            689,062
LAM Research Corp., Series 144A
    4.000%                         06/01/06            1,400          1,389,500
Mercury Interactive Corp., Series 144A
    4.750%                         07/01/07              500            443,125
PerkinElmer, Inc.
    0.000%                         08/07/20              500            258,125
Quantum Corp.
    7.000%                         08/01/04              225            197,156
Rational Software Corp., Series 144A
    5.000%                         02/01/07              500            541,250
Redback Networks, Inc., Series 144A a
    5.000%                         04/01/07              500            304,375
Siebel Systems, Inc.
    5.500%                         09/15/06              300            648,750
Solectron Corp., Series 144A
    0.000%                         01/27/19            1,650            813,664
Technomatix Technologies, Ltd., Series 144A
    5.250%                         08/15/04              630            499,275
Veritas Software Corp.
    1.856%                         08/13/06              500            996,875
                                                                    -----------
                                                                      8,671,969
                                                                    -----------
ENERGY SERVICES -- 1.0%
Hanover Compressor Co.
    4.750%                         03/15/08              250            260,312
Transocean Sedco Forex, Inc.
    0.000%                         05/24/20              200            116,750
                                                                    -----------
                                                                        377,062
                                                                    -----------
FOOD & BEVERAGES -- 1.3%
Monumental Life Insurance Co., Series 144A
    2.000%                         10/15/07              500            485,000
                                                                    -----------
HEALTH CARE SERVICES -- 3.0%
Amerisource Health Corp.
    5.000%                         12/01/07              100            128,750
COR Therapeutics, Inc., Series 144A
    4.500%                         06/15/06              600            594,000
Wellpoint Health Networks, Inc.
    0.000%                         07/02/19              500            389,375
                                                                    -----------
                                                                      1,112,125
                                                                    -----------
HOTELS & RESTAURANTS -- 0.3%
Capstar Hotel Corp.
    4.750%                         10/15/04              100             99,125
                                                                    -----------

                       See Notes to Financial Statements.
32

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================
 COUPON                                                PAR
  RATE                             MATURITY           (000)            VALUE+
----------                         --------           ------        -----------

CONVERTIBLE CORPORATE BONDS (CONTINUED)
INDUSTRIAL -- 2.9%
Analog Devices, Inc., Series 144A
    4.750%                         10/01/05           $1,200        $ 1,104,000
                                                                    -----------
INSURANCE -- 0.6%
Loews Corp.
    3.125%                         09/15/07              250            214,375
                                                                    -----------
MACHINERY & EQUIPMENT -- 0.1%
Advanced Energy Industries, Inc.
    5.250%                         11/15/06               50             53,500
                                                                    -----------
MISCELLANEOUS FINANCE -- 1.9%
Goldman Sachs Group, Inc.
    2.000%                         07/01/06              500            493,125
    0.250%                         03/22/07              250            210,938
                                                                    -----------
                                                                        704,063
                                                                    -----------
OFFICE EQUIPMENT -- 0.9%
Affiliated Computer Services, Inc.,
  Series 144A
    3.500%                         02/15/06              200            218,000
Citrix Systems, Inc., Series 144A
    0.000%                         03/22/19              200            115,000
                                                                    -----------
                                                                        333,000
                                                                    -----------
OIL & GAS -- 3.0%
Devon Energy Corp.
    4.900%                         08/15/08              500            506,875
Kerr-McGee Corp.
    5.250%                         02/15/10              500            625,625
                                                                    -----------
                                                                      1,132,500
                                                                    -----------
RETAIL -- 1.3%
Best Buy Co., Inc., Series 144A
    0.684%                         06/27/21              700            493,500
                                                                    -----------
TELEPHONES -- 5.4%
Amdocs, Ltd., Series 144A
    2.000%                         06/01/08              500            459,375
Clear Channel Communications, Inc.
    2.625%                         04/01/03              500            549,375
Level 3 Communications, Inc.
    6.000%                         09/15/09              300             78,375
    6.000%                         03/15/10              500            116,250
Nextel Communications, Inc., Series 144A
    5.250%                         01/15/10            1,000            615,000
Tel-Save Holdings, Inc., Series 144A
    5.000%                         12/15/04              500            216,250
                                                                    -----------
                                                                      2,034,625
                                                                    -----------
TOTAL CONVERTIBLE CORPORATE BONDS
  (Cost $21,051,496)                                                 20,466,513
                                                                    -----------


                                                      SHARES           VALUE+
                                                      ------        -----------
RIGHTS & WARRANTS -- 0.0%
Hybridon, Inc. Class A                                17,206        $     2,478
Intermedia Communications, Inc.,
  Series 144A*                                           811                  0
                                                                    -----------
TOTAL RIGHTS & WARRANTS
  (Cost $0)                                                               2,478
                                                                    -----------
TEMPORARY INVESTMENTS -- 0.5%
Dreyfus Cash Management Plus #719                    190,663             190,663
Goldman Sachs Financial Square
  Money Market Portfolio                                  28                 28
J.P. Morgan Institutional Prime
  Money Market Portfolio                                   7                  7
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $190,698)                                                       190,698
                                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $39,266,886)                                                $37,617,587
                                                                    ===========

------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan.
PEPS -- Preferred Equity Participation Stock.
STRYPES -- Structured Yield Product Exchangeable for Stock.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $39,266,886) ...........................................................    $37,617,587
   Collateral for securities loaned ..................................................................      4,161,100
   Dividends receivable ..............................................................................         75,611
   Interest receivable ...............................................................................        213,950
   Receivable for capital stock sold .................................................................            726
   Other assets ......................................................................................         25,338
                                                                                                          -----------
          Total assets ...............................................................................     42,094,312
                                                                                                          -----------

LIABILITIES
   Payable upon return of securities loaned ..........................................................      4,161,100
   Payable for capital stock redeemed ................................................................         47,100
   Accrued expenses ..................................................................................         34,505
                                                                                                          -----------
          Total liabilities ..........................................................................      4,242,705
                                                                                                          -----------

NET ASSETS
Applicable to 1,731,202 Institutional Shares, 16,744 N Shares and 907.751 A Shares
   of beneficial interest outstanding, $.001 par value (Note 7) ......................................    $37,851,607
                                                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($37,469,665/1,731,202) ...........................................................................         $21.64
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($362,299/16,744) .................................................................................         $21.64
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($19,643/907.751) .................................................................................         $21.64
                                                                                                               ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($21.64/0.955) (Note 5) ...........................................................................         $22.66
                                                                                                               ======

                       See Notes to Financial Statements.
34

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES           VALUE+
                                                     -------       ------------
COMMON STOCK -- 99.1%
AEROSPACE -- 5.8%
Goodrich Corp. a                                     131,600       $  4,998,168
Lockheed Martin Corp.                                262,900          9,740,445
Textron, Inc.                                         41,000          2,256,640
United Technologies Corp.                             52,500          3,846,150
                                                                   ------------
                                                                     20,841,403
                                                                   ------------
AUTO RELATED -- 0.5%
Visteon Corp. a                                      101,676          1,868,805
                                                                   ------------
AUTOS -- 0.8%
Ford Motor Co.                                       118,814          2,916,884
                                                                   ------------
BANKS -- 7.2%
Associated Banc-Corp                                  50,600          1,781,120
Citigroup, Inc.                                      103,933          5,491,820
Mellon Financial Corp.                               167,000          7,682,000
Southtrust Corp.                                     413,900         10,761,400
                                                                   ------------
                                                                     25,716,340
                                                                   ------------
BUSINESS SERVICES -- 9.1%
Automatic Data Processing, Inc.                      155,100          7,708,470
Cendant Corp.*a                                      228,300          4,451,850
Computer Sciences Corp.*a                             99,400          3,439,240
Electronic Data Systems Corp. a                      121,900          7,618,750
Fiserv, Inc.*                                         75,200          4,736,096
Oracle Corp.*                                         85,800          1,644,786
Viad Corp.                                           113,100          2,985,840
                                                                   ------------
                                                                     32,585,032
                                                                   ------------
CASINOS -- 1.2%
Mandalay Resort Group*a                              158,000          4,329,200
                                                                   ------------
DRUGS -- 6.0%
Abbott Laboratories, Inc.                             43,000          2,064,430
Genzyme Corp.*a                                       64,900          3,958,900
Johnson & Johnson a                                   76,500          3,825,000
Merck & Co., Inc.                                     90,000          5,751,900
Pfizer, Inc.                                         147,800          5,919,390
                                                                   ------------
                                                                     21,519,620
                                                                   ------------
ELECTRIC & GAS -- 4.9%
Energy East Corp.                                    277,600          5,804,616
KeySpan Corp.                                         46,100          1,681,728
Reliant Energy, Inc.                                 199,000          6,409,790
CMS Energy Corp. a                                   123,400          3,436,690
                                                                   ------------
                                                                     17,332,824
                                                                   ------------
ELECTRICAL -- 1.4%
Johnson Controls, Inc.                                47,400          3,435,078
Mettler-Toledo International, Inc.*                   39,400          1,672,530
                                                                   ------------
                                                                      5,107,608
                                                                   ------------
ELECTRONICS -- 4.4%
Intel Corp.                                          170,400          4,975,680
JDS Uniphase Corp.*                                  113,300          1,435,511
KEMET Corp.*                                          94,700          1,876,007
KLA-Tencor Corp.*a                                    35,900          2,093,329


                                                     SHARES           VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
ELECTRONICS (CONTINUED)
SCI Systems, Inc.*                                    71,400       $  1,820,700
Scientific-Atlanta, Inc.                              25,600          1,039,360
Vishay Intertechnology, Inc.*a                       114,650          2,636,950
                                                                   ------------
                                                                     15,877,537
                                                                   ------------
FOOD & BEVERAGES -- 3.5%
Pepsi Bottling Group, Inc. a                          48,000          1,924,800
Smithfield Foods, Inc.*a                             264,200         10,647,260
                                                                   ------------
                                                                     12,572,060
                                                                   ------------
HEALTH CARE SERVICES -- 8.7%
Beckman Coulter, Inc.                                105,100          4,288,080
Becton, Dickinson & Co.                              103,700          3,711,423
Hillenbrand Industries, Inc.                          59,800          3,415,178
St. Jude Medical, Inc.*a                              51,200          3,072,000
Stryker Corp.                                        123,100          6,752,035
Tenet Healthcare Corp.*                               73,500          3,791,865
Wellpoint Health Networks, Inc.*                      62,900          5,927,696
                                                                   ------------
                                                                     30,958,277
                                                                   ------------
HOTELS & RESTAURANTS -- 1.8%
Brinker International, Inc.*                          92,800          2,398,880
Darden Restaurants, Inc.                             138,125          3,853,687
                                                                   ------------
                                                                      6,252,567
                                                                   ------------
INSURANCE -- 4.8%
Conseco, Inc.*                                       246,400          3,363,360
Lincoln National Corp.                               115,400          5,971,950
MetLife, Inc. a                                      165,900          5,139,582
St. Paul Cos., Inc.                                   55,000          2,787,950
                                                                   ------------
                                                                     17,262,842
                                                                   ------------
MACHINERY & EQUIPMENT -- 0.5%
Pall Corp.                                            71,400          1,680,042
                                                                   ------------
MEDIA -- 1.1%
R.R. Donnelley & Sons Co.                            130,700          3,881,790
                                                                   ------------
MISCELLANEOUS FINANCE -- 6.6%
Capital One Financial Corp.                          109,200          6,552,000
Fannie Mae                                           140,500         11,963,575
Lehman Brothers Holdings, Inc.                        67,000          5,209,250
                                                                   ------------
                                                                     23,724,825
                                                                   ------------
OFFICE EQUIPMENT -- 8.9%
Compaq Computer Corp.                                205,200          3,178,548
Comverse Technology, Inc.*a                           67,400          3,849,214
International Business Machines Corp.                 66,800          7,548,400
Microsoft Corp.*                                      71,700          5,234,100
Pitney Bowes, Inc.                                    91,900          3,870,828
Symantec, Corp.*a                                    148,900          6,462,260
Unisys Corp.*                                        116,500          1,713,715
                                                                   ------------
                                                                     31,857,065
                                                                   ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES           VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
OIL & GAS -- 9.9%
Ashland, Inc. a                                       42,700       $  1,712,270
Conoco, Inc. Class B                                 339,700          9,817,330
El Paso Corp. a                                      192,851         10,132,392
Global Marine, Inc.*                                  66,800          1,244,484
USX-Marathon Group, Inc.                             379,400         11,196,094
Valero Energy Corp.                                   40,400          1,485,912
                                                                   ------------
                                                                     35,588,482
                                                                   ------------
POLLUTION CONTROL -- 2.3%
Republic Services, Inc.*                             408,100          8,100,785
                                                                   ------------
RAILROADS -- 1.3%
Canadian Pacific, Ltd.                               120,600          4,673,250
                                                                   ------------
RETAIL -- 2.1%
Bed, Bath & Beyond, Inc.*                             58,300          1,818,960
BJ's Wholesale Club, Inc.*                            59,400          3,163,644
Federated Department Stores, Inc.*a                   61,700          2,622,250
                                                                   ------------
                                                                      7,604,854
                                                                   ------------
TELEPHONES -- 6.3%
AT&T Wireless Group*a                                 91,300          1,492,755
BellSouth Corp.                                      171,400          6,902,278
SBC Communications, Inc.                              48,800          1,954,928
Verizon Communications, Inc. a                       227,114         12,150,599
                                                                   ------------
                                                                     22,500,560
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $320,202,941)                                               354,752,652
                                                                   ------------
TEMPORARY INVESTMENTS -- 0.9%
Dreyfus Cash Management Plus #719                  2,980,216          2,980,216
Goldman Sachs Financial Square
  Money Market Portfolio                             144,650            144,650
J.P. Morgan Institutional Prime
  Money Market Portfolio                             100,482            100,482
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,225,348)                                                   3,225,348
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $323,428,289)                                              $357,978,000
                                                                   ============

-------------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan.

                       See Notes to Financial Statements.
36

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $323,428,289) ..........................................................   $357,978,000
   Collateral for securities loaned ..................................................................     71,183,345
   Dividends receivable ..............................................................................        239,235
   Interest receivable ...............................................................................         25,653
   Receivable for capital stock sold .................................................................      1,505,881
   Other assets ......................................................................................         48,980
                                                                                                         ------------
          Total assets ...............................................................................    430,981,094
                                                                                                         ------------

LIABILITIES
   Payable upon return of securities loaned ..........................................................     71,183,345
   Payable for capital stock redeemed ................................................................      2,082,387
   Accrued expenses ..................................................................................        310,705
                                                                                                         ------------
          Total liabilities ..........................................................................     73,576,437
                                                                                                         ------------

NET ASSETS
Applicable to 28,432,284 Institutional Shares, 1,475,737 N Shares and 12,362 A Shares
   of beneficial interest outstanding, $.001 par value (Note 7) ......................................   $357,404,657
                                                                                                         ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($339,621,945/28,432,284) .........................................................................         $11.94
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($17,634,958/1,475,737) ...........................................................................         $11.95
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($147,754/12,362) .................................................................................         $11.95
                                                                                                               ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($11.95/0.945) (Note 5) ...........................................................................         $12.65
                                                                                                               ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK -- 95.3%
AEROSPACE -- 5.9%
Goodrich Corp.                                        39,200        $ 1,488,816
Northrop Grumman Holdings Corp.                        8,700            696,870
Rockwell International Corp.                          18,800            716,656
United Technologies Corp.                             16,400          1,201,464
                                                                    -----------
                                                                      4,103,806
                                                                    -----------
ALCOHOLIC BEVERAGES & TOBACCO -- 0.9%
Anheuser-Busch Cos., Inc.                             15,400            634,480
                                                                    -----------
AUTOS -- 3.1%
Ford Motor Co.                                        29,437            722,678
General Motors Corp. a                                22,200          1,428,570
                                                                    -----------
                                                                      2,151,248
                                                                    -----------
BANKS -- 13.7%
Bank of America Corp.                                 10,000            600,300
Bank One Corp. a                                      17,267            618,159
BB&T Corp. a                                          48,000          1,761,600
Citigroup, Inc. a                                     17,166            907,051
First Tennessee National Corp.                        12,000            416,520
FleetBoston Financial Corp.                           32,400          1,278,180
J.P. Morgan Chase & Co.                               24,800          1,106,080
Keycorp                                               11,400            296,970
Mellon Financial Corp.                                29,800          1,370,800
National City Corp.                                   39,000          1,200,420
                                                                    -----------
                                                                      9,556,080
                                                                    -----------
BUSINESS SERVICES -- 3.7%
Micromuse, Inc.*                                      13,700            366,475
Moody's Corp.                                         17,500            586,250
Oracle Corp.*a                                        40,000            766,800
PeopleSoft, Inc.*a                                    17,000            833,170
                                                                    -----------
                                                                      2,552,695
                                                                    -----------
CHEMICALS -- 3.9%
Dow Chemical Co. a                                    14,700            488,775
Eastman Chemical Co.                                   8,500            404,855
Minnesota Mining & Manufacturing Co. a                15,800          1,802,780
                                                                    -----------
                                                                      2,696,410
                                                                    -----------
DRUGS -- 8.2%
Amgen, Inc.*a                                         21,800          1,310,398
Barr Laboratories, Inc.*a                              6,000            422,460
Bergen Brunswig Corp. Class A*                         2,800             53,816
Bristol-Myers Squibb Co.                              32,600          1,704,980
IDEC Pharmaceuticals Corp.*a                           6,000            402,000
IVAX Corp.*a                                          23,125            901,875
Pfizer, Inc.                                          22,825            914,141
                                                                    -----------
                                                                      5,709,670
                                                                    -----------
ELECTRIC & GAS -- 6.9%
Constellation Energy Group                             7,600            323,760
DTE Energy Co. a                                      15,000            696,600
Entergy Corp.                                         25,200            967,428
Exelon Corp.                                          10,412            667,618
KeySpan Corp.                                         24,000            875,520


                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK (CONTINUED)
ELECTRIC & GAS (CONTINUED)
NiSource, Inc. a                                      20,000        $   546,600
TXU Corp. a                                           15,000            722,850
                                                                    -----------
                                                                      4,800,376
                                                                    -----------
ELECTRICAL -- 1.8%
Cooper Industries, Inc.                               17,000            673,030
General Electric Co.                                  11,400            555,750
                                                                    -----------
                                                                      1,228,780
                                                                    -----------
ELECTRONICS -- 3.0%
Agilent Technologies, Inc.*                           10,400            338,000
Arrow Electronics, Inc.*                              21,500            522,235
CIENA Corp.*a                                          2,800            106,400
Intel Corp.                                            8,200            239,440
NVIDIA Corp.*                                          5,000            460,050
Vishay Intertechnology, Inc.*a                        18,300            420,900
                                                                    -----------
                                                                      2,087,025
                                                                    -----------
ENERGY SERVICES -- 0.5%
Questar Corp.                                         13,100            324,356
                                                                    -----------
FOREST PRODUCTS & PAPER -- 1.5%
Weyerhaeuser Co.                                      18,800          1,033,436
                                                                    -----------
HEALTH CARE SERVICES -- 2.6%
Cigna Corp. a                                         18,600          1,782,252
                                                                    -----------
INSURANCE -- 2.7%
Allstate Corp.                                        11,800            519,082
Lincoln National Corp. a                               7,000            362,250
Providian Financial Corp. a                           16,500            976,800
                                                                    -----------
                                                                      1,858,132
                                                                    -----------
MACHINERY & EQUIPMENT -- 1.1%
Applied Materials, Inc.*a                              3,800            188,100
Tyco International, Ltd.                              10,800            588,600
                                                                    -----------
                                                                        776,700
                                                                    -----------
MISCELLANEOUS FINANCE -- 3.7%
Capital One Financial Corp.                            8,900            534,000
Lehman Brothers Holdings, Inc. a                      14,200          1,104,050
Merrill Lynch & Co., Inc. a                           16,400            971,700
                                                                    -----------
                                                                      2,609,750
                                                                    -----------
OFFICE EQUIPMENT -- 6.6%
Adobe Systems, Inc. a                                 20,800            978,848
Compaq Computer Corp.                                 12,400            192,076
EMC Corp.*a                                           20,000            581,000
International Business Machines Corp.                 12,600          1,423,800
Microsoft Corp.*a                                     16,000          1,168,000
Sun Microsystems, Inc.*                               13,900            220,037
                                                                    -----------
                                                                      4,563,761
                                                                    -----------

                       See Notes to Financial Statements.
38

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK (CONTINUED)
OIL & GAS -- 10.9%
BP Amoco P.L.C. ADR                                    7,464        $   372,080
Exxon Mobil Corp.                                     29,900          2,611,765
Kerr-McGee Corp. a                                    20,300          1,345,281
Phillips Petroleum Co. a                               9,400            535,800
Royal Dutch Petroleum Co.                             20,300          1,182,881
USX-Marathon Group, Inc.                              51,500          1,519,765
                                                                    -----------
                                                                      7,567,572
                                                                    -----------
RETAIL -- 4.7%
American Eagle Outfitters, Inc.*a                     10,000            341,000
BJ's Wholesale Club, Inc.*a                           21,900          1,166,394
Federated Department Stores, Inc.*a                   11,700            497,250
May Department Stores Co.                             18,800            644,088
Target Corp.                                          18,800            650,480
                                                                    -----------
                                                                      3,299,212
                                                                    -----------
RETAIL-FOOD -- 0.7%
Winn-Dixie Stores, Inc. a                             19,800            517,374
                                                                    -----------
TELEPHONES -- 6.3%
Qwest Communications International, Inc.*             25,569            814,884
SBC Communications, Inc.                              27,418          1,098,365
Verizon Communications, Inc.                          33,248          1,778,768
WorldCom, Inc. - MCI Group                             1,960             32,634
WorldCom, Inc. - WorldCom Group*a                     49,000            695,800
                                                                    -----------
                                                                      4,420,451
                                                                    -----------
THRIFT INSTITUTIONS -- 2.9%
Washington Mutual, Inc. a                             53,175          1,996,721
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $49,662,702)                                                 66,270,287
                                                                    -----------
TEMPORARY INVESTMENTS -- 4.7%
Dreyfus Cash Management Plus #719                  2,237,721          2,237,721
Goldman Sachs Financial Square
  Money Market Portfolio                             683,554            683,554
J.P. Morgan Institutional Prime
  Money Market Portfolio                             332,778            332,778
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,254,053)                                                   3,254,053
                                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $52,916,755)                                                $69,524,340
                                                                    ===========

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan.
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $52,916,755) ............................................................   $69,524,340
   Collateral for securities loaned ...................................................................    26,520,571
   Dividends receivable ...............................................................................        80,305
   Interest receivable ................................................................................        12,087
   Receivable for capital stock sold ..................................................................       154,590
   Other assets .......................................................................................        34,005
                                                                                                          -----------
          Total assets ................................................................................    96,325,898
                                                                                                          -----------

LIABILITIES
   Payable upon return of securities loaned ...........................................................    26,520,571
   Payable for capital stock redeemed .................................................................         6,283
   Accrued expenses ...................................................................................        54,882
                                                                                                          -----------
          Total liabilities ...........................................................................    26,581,736
                                                                                                          -----------

NET ASSETS
Applicable to 3,541,699 Institutional Shares, 258,004 N Shares, 26,852 A Shares
   and 219.350 B Shares of beneficial interest outstanding, $.001 par value (Note 7) ..................   $69,744,162
                                                                                                          ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($64,549,878/3,541,699) ............................................................................        $18.23
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($4,701,035/258,004) ...............................................................................        $18.22
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($489,255/26,852) ..................................................................................        $18.22
                                                                                                               ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($18.22/0.945) (Note 5) ............................................................................        $19.28
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE ($3,994/219.350) ........................................        $18.21
                                                                                                               ======

                       See Notes to Financial Statements.
40

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK -- 98.5%
AEROSPACE -- 2.6%
Lockheed Martin Corp.                                 44,200       $  1,637,610
United Technologies Corp.                             35,850          2,626,371
                                                                   ------------
                                                                      4,263,981
                                                                   ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 1.5%
Anheuser-Busch Cos., Inc.                             59,520          2,452,224
                                                                   ------------
APPAREL, TEXTILES -- 0.9%
Jones Apparel Group, Inc.*a                           34,000          1,468,800
                                                                   ------------
BANKS -- 10.3%
Associated Banc-Corp                                  93,000          3,273,600
Bank of America Corp.                                 33,500          2,011,005
Bank of New York Co., Inc.                            11,100            532,800
Citigroup, Inc. a                                     88,764          4,690,290
J.P. Morgan Chase & Co.                               30,000          1,338,000
Southtrust Corp.                                     104,000          2,704,000
U.S. Bancorp                                          74,000          1,686,460
Wells Fargo & Co.                                     16,200            752,166
                                                                   ------------
                                                                     16,988,321
                                                                   ------------
BUSINESS SERVICES -- 5.0%
Automatic Data Processing, Inc.                       42,200          2,097,340
Fiserv, Inc.*                                         21,000          1,322,580
Manpower, Inc.                                        46,530          1,391,247
Oracle Corp.*a                                       177,520          3,403,058
                                                                   ------------
                                                                      8,214,225
                                                                   ------------
COSMETICS & SOAP -- 2.0%
Colgate-Palmolive Co.                                 28,760          1,696,552
Procter & Gamble Co. a                                24,960          1,592,448
                                                                   ------------
                                                                      3,289,000
                                                                   ------------
DRUGS -- 10.5%
Abbott Laboratories, Inc.                             35,914          1,724,231
American Home Products Corp.                          22,520          1,316,069
Amgen, Inc.*                                          39,400          2,368,334
Bristol-Myers Squibb Co.                              52,820          2,762,486
Cardinal Health, Inc.                                 23,760          1,639,440
Merck & Co., Inc.                                     20,995          1,341,790
Pfizer, Inc.                                          59,650          2,388,983
Schering Plough Corp.                                104,310          3,780,194
                                                                   ------------
                                                                     17,321,527
                                                                   ------------
ELECTRIC & GAS -- 1.6%
Entergy Corp.                                         60,500          2,322,595
Reliant Energy, Inc.                                  11,500            370,415
                                                                   ------------
                                                                      2,693,010
                                                                   ------------
ELECTRICAL -- 3.8%
General Electric Co.                                 127,180          6,200,025
                                                                   ------------


                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
ELECTRONICS -- 4.4%
AOL Time Warner, Inc.*                                39,150       $  2,074,950
Intel Corp.                                          112,520          3,285,584
Motorola, Inc.                                        32,900            544,824
VeriSign, Inc.*                                       22,000          1,308,560
                                                                   ------------
                                                                      7,213,918
                                                                   ------------
FOOD & BEVERAGES -- 1.1%
Quaker Oats Co.                                       20,730          1,891,613
                                                                   ------------
HEALTH CARE SERVICES -- 3.8%
Beckman Coulter, Inc.                                 35,060          1,430,448
Becton, Dickinson & Co.                               53,000          1,896,870
Oxford Health Plans, Inc.*                            30,000            858,000
Stryker Corp. a                                       24,700          1,354,795
Tenet Healthcare Corp.*                               12,100            624,239
                                                                   ------------
                                                                      6,164,352
                                                                   ------------
HOTELS & RESTAURANTS -- 1.0%
Brinker International, Inc.*                          62,000          1,602,700
                                                                   ------------
INSURANCE -- 3.0%
American International Group, Inc. a                  26,798          2,304,628
Conseco, Inc.*                                        52,300            713,895
MGIC Investment Corp. a                               26,290          1,909,706
                                                                   ------------
                                                                      4,928,229
                                                                   ------------
MACHINERY & EQUIPMENT -- 3.1%
Applied Materials, Inc.*a                             19,500            965,250
Tyco International, Ltd. a                            76,140          4,149,630
                                                                   ------------
                                                                      5,114,880
                                                                   ------------
MISCELLANEOUS FINANCE -- 5.5%
Fannie Mae                                            29,770          2,534,916
Lehman Brothers Holdings, Inc. a                      52,380          4,072,545
Morgan Stanley Dean Witter & Co.                      37,900          2,434,317
                                                                   ------------
                                                                      9,041,778
                                                                   ------------
OFFICE EQUIPMENT -- 11.4%
Cisco Systems, Inc.*a                                167,500          3,045,150
Comverse Technology, Inc.*a                           32,200          1,838,942
Dell Computer Corp.*                                  46,340          1,211,791
EMC Corp.*a                                           14,800            429,940
Hewlett Packard Co. a                                 48,220          1,379,092
International Business Machines Corp.                 25,120          2,838,560
Microsoft Corp.*                                      76,700          5,599,100
Sun Microsystems, Inc.*                              107,000          1,693,810
VERITAS Software Corp.*a                              10,200            674,220
                                                                   ------------
                                                                     18,710,605
                                                                   ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
OIL & GAS -- 10.1%
Apache Corp. a                                        34,970       $  1,774,728
Conoco, Inc. Class B a                                46,600          1,346,740
El Paso Corp. a                                       51,413          2,701,239
Enron Corp. a                                         17,000            833,000
Exxon Mobil Corp.                                     26,700          2,332,245
Ultramar Diamond Shamrock Corp.                       45,330          2,141,843
USX-Marathon Group, Inc.                             182,640          5,389,706
                                                                   ------------
                                                                     16,519,501
                                                                   ------------
POLLUTION CONTROL -- 1.3%
Republic Services, Inc.*                             103,700          2,058,445
                                                                   ------------
RETAIL -- 5.0%
Bed, Bath & Beyond, Inc.*                             81,900          2,555,280
Cintas Corp. a                                        35,300          1,629,095
Home Depot, Inc.                                      23,900          1,112,545
Target Corp.                                          86,380          2,988,748
                                                                   ------------
                                                                      8,285,668
                                                                   ------------
RETAIL-FOOD -- 2.2%
Safeway, Inc.*                                        43,230          2,075,040
Starbucks Corp.*a                                     68,200          1,557,006
                                                                   ------------
                                                                      3,632,046
                                                                   ------------
TELEPHONES -- 8.4%
AT&T Corp. a                                          58,600          1,289,200
AT&T Wireless Group*a                                 66,200          1,082,370
Qwest Communications International, Inc.*             23,000            733,010
SBC Communications, Inc.                              94,588          3,789,195
Verizon Communications, Inc.                          93,838          5,020,333
WorldCom, Inc. - MCI Group                             3,200             53,280
WorldCom, Inc. - WorldCom Group*a                    124,000          1,760,800
                                                                   ------------
                                                                     13,728,188
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $124,052,200)                                               161,783,036
                                                                   ------------
TEMPORARY INVESTMENTS -- 1.5%
Dreyfus Cash Management Plus #719                  2,298,789          2,298,789
Goldman Sachs Financial Square
  Money Market Portfolio                             105,189            105,189
J.P. Morgan Institutional Prime
  Money Market Portfolio                               6,224              6,224
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,410,202)                                                   2,410,202
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $126,462,402)                                              $164,193,238
                                                                   ============

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan.

                       See Notes to Financial Statements.
42

                              HARRIS INSIGHT FUNDS
                                CORE EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $126,462,402) .........................................................    $164,193,238
   Collateral for securities loaned .................................................................      42,552,284
   Dividends receivable .............................................................................          66,183
   Interest receivable ..............................................................................          16,711
   Receivable for capital stock sold ................................................................         692,171
   Other assets .....................................................................................          39,150
                                                                                                         ------------
          Total assets ..............................................................................     207,559,737
                                                                                                         ------------

LIABILITIES
   Payable upon return of securities loaned .........................................................      42,552,284
   Payable for capital stock redeemed ...............................................................         127,684
   Accrued expenses .................................................................................         157,019
                                                                                                         ------------
          Total liabilities .........................................................................      42,836,987
                                                                                                         ------------

NET ASSETS
Applicable to 6,971,579 Institutional Shares, 301,079 N Shares, 33,000 A Shares and
   280.395 B Shares of beneficial interest outstanding, $.001 par value (Note 7) ....................    $164,722,750
                                                                                                         ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($157,260,131/6,971,579) .........................................................................          $22.56
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($6,720,104/301,079) .............................................................................          $22.32
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($736,259/33,000) ................................................................................          $22.31
                                                                                                               ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($22.31/0.945) (Note 5) ..........................................................................          $23.61
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE ($6,256/280.395) ......................................          $22.31
                                                                                                               ======

                       See Notes to Financial Statements.
                                                                              43

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK -- 97.1%
AEROSPACE -- 1.2%
Esterline Technologies Corp.*                        141,400       $  3,075,450
Triumph Group, Inc.*                                  49,600          2,430,400
                                                                   ------------
                                                                      5,505,850
                                                                   ------------
AIR TRANSPORT -- 0.9%
Expeditors International of Washington,
  Inc.                                                68,100          4,116,645
                                                                   ------------
APPAREL, TEXTILES -- 1.5%
Christopher & Banks Corp.*                           166,100          5,414,860
Fossil, Inc.*                                         79,375          1,547,812
                                                                   ------------
                                                                      6,962,672
                                                                   ------------
AUTO RELATED -- 0.8%
Stewart & Stevenson Services, Inc.                   128,500          3,977,075
                                                                   ------------
BANKS -- 4.4%
Capitol Federal Financial                            180,700          3,492,931
Commerce Bancshares, Inc.                             80,157          2,957,793
Community First Bankshares, Inc.                     200,300          4,600,891
Cullen/Frost Bankers, Inc.                            83,100          2,812,935
Doral Financial Corp.                                100,800          3,457,440
East West Bancorp, Inc.                               81,500          2,022,015
UMB Financial Corp.                                   38,100          1,609,344
                                                                   ------------
                                                                     20,953,349
                                                                   ------------
BUSINESS SERVICES -- 9.2%
ADVO, Inc.*                                           94,200          3,216,930
AremisSoft Corp.*a                                   570,200          9,237,240
C.H. Robinson Worldwide, Inc.                         78,000          2,126,280
Coinstar, Inc.*                                      125,200          2,597,900
Corinthian Colleges, Inc.*                           102,000          4,794,000
Forrester Research, Inc.*                             68,700          1,518,270
Lightbridge, Inc.*                                   295,800          5,738,520
Sylvan Learning Systems, Inc.*                       201,500          4,896,450
The Corporate Executive Board Co.*a                  179,600          6,108,196
Verity, Inc.*                                        169,500          3,325,590
                                                                   ------------
                                                                     43,559,376
                                                                   ------------
CASINOS -- 1.4%
Argosy Gaming Co.*                                   173,400          4,813,584
Aztar Corp.*                                         158,900          1,922,690
                                                                   ------------
                                                                      6,736,274
                                                                   ------------
CHEMICALS -- 0.7%
Minerals Technologies, Inc.                           73,400          3,150,328
                                                                   ------------
CONSTRUCTION -- 5.2%
Crossmann Communities, Inc.*                          41,800          1,655,698
EMCOR Group, Inc.*                                    78,900          2,852,235
Insituform Technologies, Inc. Class A*a              133,900          4,843,163
KB Home a                                             98,900          2,983,813
LNR Property Corp.                                    67,900          2,376,500
Webb Corp.*                                          256,700          9,931,723
                                                                   ------------
                                                                     24,643,132
                                                                   ------------


                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
DRUGS -- 5.2%
King Pharmaceuticals, Inc.*                          200,268       $ 10,764,405
SICOR, Inc.*a                                        634,600         13,751,782
                                                                   ------------
                                                                     24,516,187
                                                                   ------------
ELECTRIC & GAS -- 2.0%
Calpine Corp.*a                                       89,400          3,379,320
IDACORP, Inc.                                        131,200          4,576,256
WPS Resources Corp.                                   43,200          1,522,800
                                                                   ------------
                                                                      9,478,376
                                                                   ------------
ELECTRICAL -- 0.4%
Mettler-Toledo International, Inc.*                   45,200          1,918,740
                                                                   ------------
ELECTRONICS -- 13.6%
Amphenol Corp. Class A*                              160,300          6,420,015
C&D Technologies, Inc.                               124,100          3,847,100
DDi Corp.*                                           188,300          3,766,000
Exar Corp.*                                          140,800          2,782,208
FEI Co.*                                             110,800          4,498,480
Measurement Specialties, Inc.*                       132,700          2,091,352
Metro One Telecommunications, Inc.*                  245,800         15,839,352
Micrel, Inc.*a                                       154,300          4,860,450
Nanometrics, Inc.*                                    96,500          2,509,000
Nu Horizons Electronics Corp.*                       226,000          2,126,660
Park Electrochemical Corp.                            60,050          1,585,320
Pericom Semiconductor Corp.*                         111,100          1,588,730
Radiant Systems, Inc.*                               105,412          1,699,241
Semtech Corp.*                                       100,700          3,021,000
Universal Electronics, Inc.*                          77,900          1,402,200
Varian, Inc.*                                        192,300          6,211,290
                                                                   ------------
                                                                     64,248,398
                                                                   ------------
ENERGY SERVICES -- 0.6%
Cal Dive International, Inc.*                        114,900          2,872,500
                                                                   ------------
HEALTH CARE SERVICES -- 14.2%
1-800 CONTACTS, Inc.*                                 67,200          1,641,024
Accredo Health, Inc.*                                133,500          4,852,725
AdvancePCS*                                           46,800          2,907,216
Apria Healthcare Group, Inc.*                        244,300          7,048,055
Biosite Diagnostics, Inc.*                            89,000          3,987,200
Charles River Laboratories International,
  Inc.*                                               66,200          2,300,450
Coherent, Inc.*                                      123,400          4,463,378
Coventry Health Care, Inc.*                          283,500          5,726,700
Diagnostic Products Corp.                            104,400          3,466,080
Genome Therapeutics Corp.*                            85,200          1,277,148
Henry Schein, Inc.*                                  141,500          5,412,375
ICU Medical, Inc.*                                    39,600          1,634,688
Mid Atlantic Medical Services, Inc.*                 238,300          4,272,719
Pharmaceutical Product Development,
  Inc.*                                              145,700          4,445,307
PolyMedica Corp.*a                                    98,100          3,531,600
Province Healthcare Co.*                             205,900          6,881,178
Universal Health Services, Inc. Class B*              68,600          3,121,300
                                                                   ------------
                                                                     66,969,143
                                                                   ------------

                       See Notes to Financial Statements.
44

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
HOTELS & RESTAURANTS -- 4.6%
Applebee's International, Inc.                        80,400       $  2,572,800
Brinker International, Inc.*                         469,050         12,124,943
CEC Entertainment, Inc.*                              63,700          3,143,595
Jack in the Box, Inc.*                               150,200          3,920,220
                                                                   ------------
                                                                     21,761,558
                                                                   ------------
INSURANCE -- 0.5%
AmerUs Group Co.                                      70,300          2,493,541
                                                                   ------------
MACHINERY & EQUIPMENT -- 0.4%
Albany International Corp. Class A*                   87,200          1,648,080
                                                                   ------------
MEDIA -- 1.4%
Scholastic Corp.*                                    158,600          6,677,060
                                                                   ------------
MISCELLANEOUS FINANCE -- 3.6%
AmeriCredit Corp.*a                                  299,100         15,538,245
Metris Cos., Inc. a                                   42,926          1,447,035
                                                                   ------------
                                                                     16,985,280
                                                                   ------------
OFFICE EQUIPMENT -- 4.9%
ANSYS, Inc.*                                         109,200          2,044,224
Jack Henry & Associates, Inc.                         44,800          1,397,312
Mentor Graphics Corp.*                               136,400          2,301,068
Mercury Computer Systems, Inc.*                       32,600          1,613,700
SERENA Software, Inc.*                               181,900          6,548,400
Ulticom, Inc.*                                       133,300          4,490,877
Wallace Computer Services, Inc.                      268,600          4,442,644
                                                                   ------------
                                                                     22,838,225
                                                                   ------------
OIL & GAS -- 8.4%
Cabot Oil & Gas Corp. Class A                        144,200          3,518,480
Energen Corp.                                        104,400          2,881,440
Evergreen Resources, Inc.*                             6,700            254,600
Key Energy Services, Inc.*                           320,500          3,474,220
Marine Drilling Co., Inc.*                            91,800          1,754,298
Patina Oil & Gas Corp.                               126,700          3,357,550
Pioneer Natural Resources Co.*                       291,300          4,966,665
Prima Energy Corp.*                                   71,300          1,676,263
Stone Energy Corp.*                                   35,487          1,572,074
Tesoro Petroleum Corp.*                              148,100          1,866,060
Tom Brown, Inc.*                                     117,200          2,695,600
Western Gas Resources, Inc.                          323,100         10,533,060
XTO Energy, Inc.                                      75,150          1,078,403
                                                                   ------------
                                                                     39,628,713
                                                                   ------------


                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
POLLUTION CONTROL -- 1.3%
Stericycle, Inc.*                                    125,700       $  5,909,157
                                                                   ------------
RETAIL -- 8.5%
Burlington Coat Factory Warehouse Corp.               87,600          1,752,000
Chico's FAS, Inc.*a                                  288,300          8,576,925
Copart, Inc.*                                        183,500          5,242,595
Dress Barn, Inc.*                                     73,500          1,668,450
Michaels Stores, Inc.*                               145,700          5,573,025
Oakley, Inc.*                                        178,000          3,293,000
Pier 1 Imports, Inc.                                 541,900          6,231,850
Tiffany & Co., Inc.                                   67,000          2,426,740
Too, Inc.*                                           184,400          5,052,560
                                                                   ------------
                                                                     39,817,145
                                                                   ------------
RETAIL - FOOD -- 1.0%
Great Atlantic & Pacific Tea Co., Inc.*              110,300          1,632,440
RARE Hospitality International, Inc.*                145,600          3,276,000
                                                                   ------------
                                                                      4,908,440
                                                                   ------------
THRIFT INSTITUTIONS -- 0.8%
Downey Financial Corp.                                42,800          2,022,728
MAF Bancorp, Inc.                                     56,600          1,737,620
                                                                   ------------
                                                                      3,760,348
                                                                   ------------
TRUCKING -- 0.4%
Roadway Corp.                                         69,300          1,645,182
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $368,829,051)                                               457,680,774
                                                                   ------------
TEMPORARY INVESTMENTS -- 2.9%
Dreyfus Cash Management Plus #719                 12,636,832         12,636,832
Goldman Sachs Financial Square
  Money Market Portfolio                             699,526            699,526
J.P. Morgan Institutional Prime
  Money Market Portfolio                             160,144            160,144
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $13,496,502)                                                 13,496,502
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $382,325,553)                                              $471,177,276
                                                                   ============

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $382,325,553) .........................................................    $471,177,276
   Collateral for securities loaned .................................................................      40,603,230
   Dividends receivable .............................................................................          37,899
   Interest receivable ..............................................................................          86,859
   Receivable for securities sold ...................................................................         253,042
   Receivable for capital stock sold ................................................................         843,472
   Other assets .....................................................................................          43,203
                                                                                                         ------------
          Total assets ..............................................................................     513,044,981
                                                                                                         ------------

LIABILITIES
   Payable upon return of securities loaned .........................................................      40,603,230
   Payable for capital stock redeemed ...............................................................           3,190
   Accrued expenses .................................................................................         455,719
                                                                                                         ------------
          Total liabilities .........................................................................      41,062,139
                                                                                                         ------------

NET ASSETS
Applicable to 24,090,341 Institutional Shares, 587,336 N Shares, 3,892 A Shares
   and 56.400 B Shares of beneficial interest outstanding, $.001 par value (Note 7) .................    $471,982,842
                                                                                                         ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($460,827,852/24,090,341) ........................................................................          $19.13
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($11,080,558/587,336) ............................................................................          $18.87
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($73,368/3,892) ..................................................................................          $18.85
                                                                                                               ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($18.85/0.945) (Note 5) ..........................................................................          $19.95
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE ($1,064/56.400) .......................................          $18.87
                                                                                                               ======

                       See Notes to Financial Statements.
46

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK -- 89.9%
AEROSPACE -- 5.2%
Curtiss-Wright Corp.                                  28,880       $  1,550,856
Esterline Technologies Corp.*                        214,900          4,674,075
GenCorp, Inc.                                        104,400          1,336,320
Moog, Inc.*                                           57,300          2,231,835
Triumph Group, Inc.*                                  50,800          2,489,200
                                                                   ------------
                                                                     12,282,286
                                                                   ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 2.4%
Constellation Brands, Inc. Class A*                  137,600          5,641,600
                                                                   ------------
APPAREL, TEXTILES -- 1.0%
Interface, Inc.                                       64,200            481,500
Nautica Enterprises, Inc.*                            74,000          1,460,760
Timberland Co. Class A*                               13,200            521,532
                                                                   ------------
                                                                      2,463,792
                                                                   ------------
AUTO RELATED -- 2.3%
Dollar Thrifty Automotive Group, Inc.*               149,450          3,586,800
Lear Corp.*                                           26,800            935,320
Tower Automotive, Inc.*                               85,800            879,450
                                                                   ------------
                                                                      5,401,570
                                                                   ------------
AUTOS -- 0.7%
Navistar International Corp.*                         55,600          1,564,028
                                                                   ------------
BANKS -- 5.4%
Corus Bankshares, Inc.                                 8,660            521,765
GBC Bancorp                                           80,800          2,245,432
Independent Bank Corp.                                84,500          1,668,030
Pacific Century Financial Corp.                      325,000          8,381,750
                                                                   ------------
                                                                     12,816,977
                                                                   ------------
BUSINESS SERVICES -- 1.8%
Bacou USA, Inc.*                                     116,270          3,276,489
ePlus, Inc.*                                          26,800            262,104
Kelly Services, Inc. Class A                          35,100            850,122
                                                                   ------------
                                                                      4,388,715
                                                                   ------------
CASINOS -- 0.7%
Anchor Gaming*                                        30,500          1,578,375
                                                                   ------------
CHEMICALS -- 3.2%
Cytec Industries, Inc.*                               88,020          3,344,760
F.M.C. Corp.*                                         62,050          4,254,148
                                                                   ------------
                                                                      7,598,908
                                                                   ------------
CONSTRUCTION -- 5.0%
Florida Rock Industries, Inc.                         45,450          2,131,605
LNR Property Corp.                                   100,760          3,526,600
NVR, Inc.*                                             7,220          1,068,560
Webb Corp.*                                          130,700          5,056,783
                                                                   ------------
                                                                     11,783,548
                                                                   ------------
CONTAINERS -- 0.4%
Libbey, Inc.                                          24,300            964,953
                                                                   ------------


                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
ELECTRIC & GAS -- 2.4%
Public Service Co. of New Mexico                     113,600       $  3,646,560
Swift Energy Co.*                                     28,900            870,757
WGL Holdings, Inc.                                    41,300          1,119,643
                                                                   ------------
                                                                      5,636,960
                                                                   ------------
ELECTRICAL -- 3.4%
Stoneridge, Inc.*                                     86,550            930,412
Woodward Governor Co.                                 85,010          7,170,593
                                                                   ------------
                                                                      8,101,005
                                                                   ------------
ELECTRONICS -- 4.0%
Avocent Corp.*                                        26,800            603,000
Cable Design Technologies Corp.*                     181,540          2,933,686
Diebold, Inc.                                         77,680          2,497,412
ESCO Technologies, Inc.*                              94,320          2,843,748
Tollgrade Communications, Inc.*                       21,400            599,200
                                                                   ------------
                                                                      9,477,046
                                                                   ------------
ENERGY SERVICES -- 0.4%
Hydril Co.*                                           40,200            904,500
                                                                   ------------
FOOD & BEVERAGES -- 0.2%
Smithfield Foods, Inc.*                               11,000            443,300
                                                                   ------------
FOREST PRODUCTS & PAPER -- 0.4%
Buckeye Technologies, Inc.*                           58,780            846,432
                                                                   ------------
HEALTH CARE SERVICES -- 14.0%
AmeriPath, Inc.*                                      61,400          1,766,478
Conmed Corp.*                                         80,300          1,887,050
Cooper Cos., Inc.*                                   152,450          7,835,930
Datascope Corp.                                      174,330          7,757,685
PacifiCare Health Systems, Inc.*                      66,400          1,082,320
Pediatrix Medical Group, Inc.*                        76,180          2,529,176
PolyMedica Corp.*a                                   243,100          8,751,600
Sunrise Assisted Living, Inc. *a                      64,500          1,693,125
                                                                   ------------
                                                                     33,303,364
                                                                   ------------
HOTELS & RESTAURANTS -- 1.9%
Bob Evans Farms, Inc.                                 45,200            827,612
Landry's Restaurants, Inc.                            89,900          1,528,300
Papa John's International, Inc.*                      86,800          2,204,720
                                                                   ------------
                                                                      4,560,632
                                                                   ------------
INSURANCE -- 5.4%
AmerUs Group Co. a                                   166,800          5,916,396
Delphi Financial Group, Inc. Class A*                 29,840          1,148,840
Fidelity National Financial, Inc.                    219,800          5,400,486
Kansas City Life Insurance Co.                         8,600            338,410
                                                                   ------------
                                                                     12,804,132
                                                                   ------------
MACHINERY & EQUIPMENT -- 2.9%
Graco, Inc.                                           42,470          1,401,510
JLG Industries, Inc.                                  82,600          1,020,110
SPS Technologies, Inc.*                               68,640          3,253,536
Tecumseh Products Co. Class A                         23,200          1,142,600
                                                                   ------------
                                                                      6,817,756
                                                                   ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
METALS -- 2.0%
Mueller Industries, Inc.*                             37,500       $  1,234,125
Reliance Steel & Aluminum Corp.                       87,450          2,208,113
Southern Peru Copper Corp.                           107,100          1,322,685
                                                                   ------------
                                                                      4,764,923
                                                                   ------------
MISCELLANEOUS FINANCE -- 7.1%
Eaton Vance Corp.                                    126,160          4,390,368
Financial Federal Corp.*                              57,350          1,660,283
iStar Financial, Inc.                                 26,800            755,760
Jefferies Group, Inc.                                109,410          3,544,884
New Plan Excel Realty Trust                          189,490          2,899,197
Southwest Securities Group, Inc. a                   172,000          3,560,400
                                                                   ------------
                                                                     16,810,892
                                                                   ------------
OFFICE EQUIPMENT -- 4.1%
Avant! Corp.*                                        336,350          4,406,185
Black Box Corp.*                                      21,400          1,441,504
Quantum Corp. - DLT & Storage Systems*                58,900            594,301
Tech Data Corp.*                                     101,500          3,386,040
                                                                   ------------
                                                                      9,828,030
                                                                   ------------
OIL & GAS -- 1.6%
Meridian Resource Corp.*                              75,000            537,750
Patina Oil & Gas Corp.                                84,100          2,228,650
Pure Resources, Inc.*                                 33,470            602,460
Vintage Petroleum, Inc.                               28,700            536,690
                                                                   ------------
                                                                      3,905,550
                                                                   ------------
POLLUTION CONTROL -- 0.6%
URS Corp.*                                            53,500          1,444,500
                                                                   ------------
RETAIL -- 5.5%
Dress Barn, Inc.*                                     53,900          1,223,530
Neiman Marcus Group, Inc. Class A a                   52,800          1,636,800
Rent-A-Center, Inc.*                                 188,790          9,741,564
Zale Corp.*                                           16,100            542,570
                                                                   ------------
                                                                     13,144,464
                                                                   ------------
THRIFT INSTITUTIONS -- 4.2%
BankAtlantic Bancorp, Inc. Class A a                 519,300          4,512,717
Downey Financial Corp.                                94,200          4,451,892
MAF Bancorp, Inc.                                     28,650            879,555
                                                                   ------------
                                                                      9,844,164
                                                                   ------------
TRUCKING -- 1.7%
Roadway Corp.                                         80,300          1,906,322
USFreightways Corp.                                   29,900            882,050
Xtra Corp.*                                           25,230          1,251,408
                                                                   ------------
                                                                      4,039,780
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $178,418,976)                                               213,162,182
                                                                   ------------


 COUPON                                                PAR
  RATE                             MATURITY           (000)            VALUE+
----------                         --------           ------       ------------

AGENCY OBLIGATIONS -- 2.6%
Federal National Mortgage Association
  (Cost $6,199,322)
    3.940%                         07/02/01           $6,200       $  6,199,322
                                                                   ------------

                                                    SHARES
                                                   ---------
TEMPORARY INVESTMENTS -- 7.5%
Dreyfus Cash Management Plus #719                  6,851,309          6,851,309
Goldman Sachs Financial Square
  Money Market Portfolio                           6,700,464          6,700,464
J.P. Morgan Institutional Prime
  Money Market Portfolio                           4,138,509          4,138,509
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $17,690,282)                                                 17,690,282
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $202,308,580)                                              $237,051,786
                                                                   ============

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan.

                       See Notes to Financial Statements.
48

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $202,308,580) ........................................................     $237,051,786
   Collateral for securities loaned ................................................................       22,376,540
   Dividends receivable ............................................................................          143,482
   Interest receivable .............................................................................          107,583
   Receivable for capital stock sold ...............................................................        1,815,686
   Other assets ....................................................................................           40,150
                                                                                                         ------------
          Total assets .............................................................................      261,535,227
                                                                                                         ------------

LIABILITIES
   Payable upon return of securities loaned ........................................................       22,376,540
   Payable for capital stock redeemed ..............................................................        1,663,858
   Accrued expenses ................................................................................          176,306
                                                                                                         ------------
          Total liabilities ........................................................................       24,216,704
                                                                                                         ------------

NET ASSETS
Applicable to 5,549,288 Institutional Shares, 188,492 N Shares, 6,969 A Shares
   and 1,280 B Shares of beneficial interest outstanding, $.001 par value (Note 7) .................     $237,318,523
                                                                                                         ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($229,215,765/5,549,288) ........................................................................           $41.31
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($7,763,079/188,492) ............................................................................           $41.19
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($286,979/6,969) ................................................................................           $41.18
                                                                                                               ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($41.18/0.945) (Note 5) .........................................................................           $43.58
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE ($52,700/1,280) ......................................           $41.17
                                                                                                               ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK -- 99.0%
AEROSPACE -- 1.7%
Allegheny Technologies, Inc.                           3,623       $     65,540
Boeing Co.                                            39,954          2,221,442
Conexant Systems, Inc.*                               11,261            100,223
General Dynamics Corp.                                 9,230            718,186
Goodrich Corp.                                         4,762            180,861
Honeywell International, Inc.                         36,945          1,292,706
Lockheed Martin Corp.                                 19,856            735,665
Northrop Grumman Holdings Corp.                        3,944            315,914
PerkinElmer, Inc.                                      4,626            127,354
Raytheon Co. a                                        16,298            432,712
Rockwell International Corp.                           8,343            318,035
Textron, Inc.                                          6,490            357,210
United Technologies Corp.                             21,505          1,575,456
                                                                   ------------
                                                                      8,441,304
                                                                   ------------
AIR TRANSPORT -- 0.2%
AMR Corp.*                                             6,981            252,224
Delta Air Lines, Inc.                                  5,596            246,672
Southwest Airlines Co.                                34,813            643,692
U.S. Airways Group, Inc.*                              3,100             75,330
                                                                   ------------
                                                                      1,217,918
                                                                   ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 1.5%
Anheuser-Busch Cos., Inc.                             41,089          1,692,867
Brown-Forman Corp. Class B                             3,171            202,754
Coors Adolph Co. Class B                               1,708             85,707
Fortune Brands, Inc.                                   6,966            267,216
Philip Morris Cos., Inc.                             100,609          5,105,907
UST, Inc.                                              7,447            214,920
                                                                   ------------
                                                                      7,569,371
                                                                   ------------
APPAREL, TEXTILES -- 0.2%
Liz Claiborne, Inc.                                    2,401            121,130
Nike, Inc. Class B                                    12,392            520,340
Reebok International, Ltd.*                            2,651             84,699
VF Corp.                                               5,170            188,085
                                                                   ------------
                                                                        914,254
                                                                   ------------
AUTO RELATED -- 0.5%
Cooper Tire & Rubber Co.                               3,360             47,712
Dana Corp. a                                           6,753            157,615
Delphi Automotive Systems Corp.                       25,633            408,334
Eaton Corp.                                            3,171            222,287
Genuine Parts Co.                                      7,918            249,417
Goodyear Tire & Rubber Co. a                           7,255            203,140
Harley-Davidson, Inc. a                               13,839            651,540
T.R.W., Inc. a                                         5,761            236,201
Visteon Corp.                                          5,968            109,692
                                                                   ------------
                                                                      2,285,938
                                                                   ------------
AUTOS -- 0.7%
Ford Motor Co.                                        83,690          2,054,589
General Motors Corp.                                  25,103          1,615,378
Navistar International Corp.*                          2,743             77,161
                                                                   ------------
                                                                      3,747,128
                                                                   ------------


                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
BANKS -- 8.9%
AmSouth Bancorp                                       16,988       $    314,108
Bank of America Corp.                                 73,298          4,400,079
Bank of New York Co., Inc.                            33,702          1,617,696
Bank One Corp.                                        53,367          1,910,539
BB&T Corp.                                            18,608            682,914
Citigroup, Inc.                                      230,062         12,156,476
Comerica, Inc.                                         8,207            472,723
Fifth Third Bancorp                                   26,312          1,578,720
First Union Corp. a                                   44,882          1,568,177
FleetBoston Financial Corp.                           49,566          1,955,379
Huntington Bancshares, Inc.                           11,522            186,656
J.P. Morgan Chase & Co.                               90,837          4,051,330
Keycorp                                               19,427            506,073
MBNA Corp.                                            38,960          1,283,732
Mellon Financial Corp.                                21,807          1,003,122
National City Corp.                                   27,522            847,127
Northern Trust Corp.                                  10,174            635,875
PNC Financial Services Group                          13,216            869,481
Regions Financial Corp.                               10,400            332,696
Southtrust Corp.                                      15,583            405,158
State Street Corp. a                                  14,892            737,005
Suntrust Banks, Inc. a                                13,323            863,064
Synovus Financial Corp.                               13,222            414,906
U.S. Bancorp. a                                       87,177          1,986,764
Union Planters Corp.                                   6,242            272,151
Wachovia Corp.                                         9,606            683,467
Wells Fargo & Co.                                     78,481          3,643,873
                                                                   ------------
                                                                     45,379,291
                                                                   ------------
BUSINESS SERVICES -- 3.5%
Automatic Data Processing, Inc.                       28,534          1,418,140
Avaya Inc.*                                           12,995            178,031
BMC Software, Inc.*a                                  11,187            252,155
Cendant Corp.*a                                       39,023            760,948
Computer Associates International, Inc.               26,397            950,292
Computer Sciences Corp.*a                              7,711            266,801
Concord EFS, Inc.*                                    10,005            520,260
Convergys Corp.*a                                      7,861            237,795
Deluxe Corp. a                                         3,261             94,243
Ecolab, Inc.                                           5,884            241,067
Electronic Data Systems Corp.                         21,364          1,335,250
FDX Corp.*a                                           14,030            564,006
First Data Corp.                                      17,901          1,150,139
Fiserv, Inc.*                                          5,647            355,648
H & R Block, Inc.                                      4,229            272,982
Interpublic Group of Cos., Inc.                       14,556            427,219
Intuit, Inc.*                                          9,586            375,292
Moody's Corp.                                          7,228            242,138
National Service Industries, Inc.                      1,902             42,928
Oracle Corp.*a                                       256,877          4,924,332
Paychex, Inc. a                                       17,076            682,869
PeopleSoft, Inc.*a                                    13,424            657,910
Quintiles Transnational Corp.*                         5,341            134,860
Robert Half International, Inc.*                       8,032            199,916
Sabre Holdings Corp. Class A*a                         6,101            305,050
Sapient Corp.*                                         5,620             54,964

                       See Notes to Financial Statements.
50

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Siebel Systems, Inc.*a                                20,699       $    970,783
TMP Worldwide, Inc.*                                   4,900            292,187
                                                                   ------------
                                                                     17,908,205
                                                                   ------------
CASINOS -- 0.0%
Harrah's Entertainment, Inc.*a                         5,408            190,902
                                                                   ------------
CHEMICALS -- 2.3%
Air Products & Chemicals, Inc. a                      10,413            476,395
Avery Dennison Corp.                                   5,013            255,914
Corning, Inc. a                                       42,605            711,930
Dow Chemical Co.                                      41,020          1,363,915
E.I. du Pont de Nemours & Co.                         47,716          2,301,820
Eastman Chemical Co.                                   3,563            169,706
F.M.C. Corp.*                                          1,411             96,738
Great Lakes Chemical Corp.                             2,326             71,757
Hercules, Inc.*                                        4,977             56,240
Minnesota Mining & Manufacturing Co.                  18,152          2,071,143
P.P.G. Industries, Inc.                                7,695            404,526
Pharmacia Corp.                                       59,545          2,736,093
Praxair, Inc.                                          7,348            345,356
Rohm & Haas Co.                                       10,079            331,599
Sealed Air Corp.*a                                     3,876            144,381
Sigma Aldrich Corp.                                    3,477            135,603
                                                                   ------------
                                                                     11,673,116
                                                                   ------------
CONSTRUCTION -- 0.3%
Centex Corp.                                           2,748            111,981
Fluor Corp.                                            3,620            163,443
KB Home a                                              2,037             61,456
Masco Corp. a                                         21,075            526,032
Pulte Corp.                                            1,885             80,358
Sherwin Williams Co.                                   7,138            158,464
Vulcan Materials Co.                                   4,578            246,067
                                                                   ------------
                                                                      1,347,801
                                                                   ------------
CONTAINERS -- 0.0%
Ball Corp.                                             1,310             62,304
Bemis Co., Inc.                                        2,462             98,899
                                                                   ------------
                                                                        161,203
                                                                   ------------
COSMETICS & SOAP -- 1.5%
Alberto-Culver Co. Class B                             2,612            109,808
Avon Products, Inc. a                                 10,822            500,842
Clorox Co. a                                          10,846            367,137
Colgate-Palmolive Co.                                 25,710          1,516,633
Gillette Co.                                          48,296          1,400,101
International Flavors & Fragrances, Inc.               4,428            111,276
Procter & Gamble Co.                                  59,219          3,778,172
                                                                   ------------
                                                                      7,783,969
                                                                   ------------
DRUGS -- 9.8%
Abbott Laboratories, Inc.                             70,848          3,401,412
Allergan, Inc.                                         5,992            512,316
American Home Products Corp.                          60,113          3,513,004
Amgen, Inc.*                                          47,751          2,870,313
Bristol-Myers Squibb Co.                              88,885          4,648,685


                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
DRUGS (CONTINUED)
Cardinal Health, Inc.                                 20,383       $  1,406,427
Eli Lilly & Co.                                       51,423          3,805,302
Forest Laboratories, Inc.*                             8,062            572,402
Johnson & Johnson a                                  138,636          6,931,785
King Pharmaceuticals, Inc.*                            7,821            420,379
McKesson HBOC, Inc.                                   12,997            482,449
MedImmune, Inc.*a                                      9,723            457,953
Merck & Co., Inc.                                    104,936          6,706,460
Pfizer, Inc.                                         288,877         11,569,524
Schering Plough Corp.                                 66,931          2,425,579
Watson Pharmaceuticals, Inc.*                          4,761            293,468
                                                                   ------------
                                                                     50,017,458
                                                                   ------------
ELECTRIC & GAS -- 3.0%
AES Corp.*a                                           24,312          1,046,632
Allegheny Energy, Inc. a                               5,691            274,591
Ameren Corp.*a                                         6,257            267,174
American Electric Power Co. a                         14,717            679,484
Calpine Corp.*a                                       13,622            514,912
Cinergy Corp. a                                        7,265            253,912
CMS Energy Corp. a                                     6,063            168,855
Consolidated Edison, Inc. a                            9,721            386,896
Constellation Energy Group                             7,530            320,778
Dominion Resources, Inc.                              11,278            678,146
DTE Energy Co. a                                       7,509            348,718
Duke Energy Corp.                                     35,303          1,377,170
Dynegy, Inc. Class A                                  14,964            695,826
Edison International*                                 14,894            166,068
Entergy Corp.                                         10,126            388,737
Exelon Corp.                                          14,652            939,486
F.P.L. Group, Inc.                                     8,095            487,400
FirstEnergy Corp. a                                   10,245            329,479
GPU, Inc. a                                            5,421            190,548
KeySpan Corp.                                          6,238            227,562
Kinder Morgan, Inc. a                                  5,200            261,300
Mirant Corp.*                                         15,491            532,890
Niagara Mohawk Holdings, Inc.*                         7,323            129,544
Nicor, Inc.                                            2,115             82,443
NiSource, Inc. a                                       9,443            258,077
NiSource, Inc. -Sails*                                 3,450              8,176
Oneok, Inc.                                            2,706             53,308
P.P.& L. Corp.                                         6,629            364,595
Peoples Energy Corp.                                   1,640             65,928
PG&E Corp.*                                           17,733            198,610
Pinnacle West Capital Corp.                            3,924            185,998
Progress Energy, Inc.                                  9,420            423,146
Progress Energy, Inc. (Contingent Value
  Obligation)*                                         4,350              1,957
Public Service Enterprise Group, Inc.                  9,533            466,164
Reliant Energy, Inc.                                  13,655            439,828
Sempra Energy                                          9,374            256,285
Southern Co. a                                        31,311            727,981
TXU Corp. a                                           11,758            566,618
Xcel Energy, Inc.                                     15,678            446,039
                                                                   ------------
                                                                     15,211,261
                                                                   ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
ELECTRICAL -- 4.9%
Cooper Industries, Inc.                                4,324       $    171,187
Emerson Electric Co.                                  19,576          1,184,348
General Electric Co.                                 454,542         22,158,922
Grainger W.W., Inc.                                    4,353            179,169
Johnson Controls, Inc.                                 3,988            289,010
Molex, Inc.                                            8,950            326,496
Solectron Corp.*a                                     29,905            547,261
                                                                   ------------
                                                                     24,856,393
                                                                   ------------
ELECTRONICS -- 7.4%
Advanced Micro Devices, Inc.*a                        15,719            453,965
Agilent Technologies, Inc.*                           20,941            680,582
Altera Corp.*                                         17,665            512,992
American Power Conversion Corp.*                       8,922            138,826
Analog Devices, Inc.*                                 16,466            712,154
Andrew Corp.*                                          3,771             69,500
AOL Time Warner, Inc.*                               202,766         10,746,598
Applera Corp.-Applied Biosystems Group                 9,669            258,646
Applied Micro Circuits Corp.*                         13,727            236,104
Broadcom Corp. Class A*a                              11,919            502,982
Gateway, Inc.*                                        14,759            242,786
Intel Corp.                                          307,679          8,984,227
Jabil Circuit, Inc.*a                                  8,740            269,716
JDS Uniphase Corp.*                                   60,209            762,848
KLA-Tencor Corp.*a                                     8,445            492,428
Linear Technology Corp.                               14,573            645,584
LSI Logic Corp.*                                      16,502            310,238
Lucent Technologies, Inc. a                          155,878            966,444
Maxim Integrated Products, Inc.*                      14,972            661,912
Micron Technology, Inc.*                              27,287          1,121,496
Motorola, Inc.                                       100,495          1,664,197
National Semiconductor Corp.*a                         7,972            232,145
Nortel Networks Corp. a                              145,797          1,325,295
Novellus Systems, Inc.*a                               6,518            370,157
Parametric Technology Corp.*                          12,114            158,088
QLogic Corp.*                                          4,169            268,692
Sanmina Corp.*                                        14,595            341,669
Scientific-Atlanta, Inc.                               7,478            303,607
Symbol Technologies, Inc. a                           10,272            228,038
Tektronix, Inc.*                                       4,282            116,256
Tellabs, Inc.*a                                       18,718            362,755
Teradyne, Inc.*                                        7,983            264,237
Texas Instruments, Inc.                               79,441          2,502,391
Thomas & Betts Corp.                                   2,687             59,302
Vitesse Semiconductor Corp.*                           8,401            174,321
Xilinx, Inc.*                                         15,187            616,440
                                                                   ------------
                                                                     37,757,618
                                                                   ------------
ENERGY SERVICES -- 0.7%
Baker Hughes, Inc.                                    15,382            515,297
Halliburton Co.                                       19,595            697,582
Nabors Industries, Inc.*                               6,707            249,500
Rowan Cos., Inc.*                                      4,272             94,411
Schlumberger, Ltd. a                                  26,224          1,380,694
Transocean Sedco Forex, Inc. a                        14,576            601,260
                                                                   ------------
                                                                      3,538,744
                                                                   ------------


                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
FOOD & BEVERAGES -- 3.1%
Archer-Daniels-Midland Co.                            28,959       $    376,467
Campbell Soup Co.                                     18,669            480,727
Coca-Cola Co.                                        113,816          5,121,720
Coca-Cola Enterprises, Inc.                           19,250            314,737
ConAgra Foods, Inc.                                   24,568            486,692
General Mills, Inc.                                   13,054            571,504
Heinz H.J. Co. a                                      15,909            650,519
Hershey Foods Corp.                                    6,206            382,972
Kellogg Co.                                           18,592            539,168
Pepsi Bottling Group, Inc. a                           6,554            262,815
Pepsico, Inc.                                         66,877          2,955,963
Quaker Oats Co.                                        6,012            548,595
Ralston Purina Group                                  14,140            424,483
Sara Lee Corp.                                        35,998            681,802
Unilever N.V                                          26,179          1,559,483
Wm. Wrigley Jr., Co.                                  10,360            485,366
                                                                   ------------
                                                                     15,843,013
                                                                   ------------
FOREST PRODUCTS & PAPER -- 0.8%
Boise Cascade Corp.                                    2,656             93,412
Georgia Pacific Corp. a                               10,358            350,618
International Paper Co. a                             22,100            788,970
Kimberly-Clark Corp.                                  24,335          1,360,326
Louisiana-Pacific Corp.                                4,726             55,436
Mead Corp.                                             4,491            121,886
Potlatch Corp.                                         1,317             45,318
Temple Inland, Inc.                                    2,282            121,608
Westvaco Corp.                                         4,563            110,835
Weyerhaeuser Co.                                       9,858            541,894
Willamette Industries, Inc.                            5,059            250,420
                                                                   ------------
                                                                      3,840,723
                                                                   ------------
HEALTH CARE SERVICES -- 2.4%
Bausch & Lomb, Inc.                                    2,472             89,585
Baxter International, Inc.                            27,154          1,330,546
Becton, Dickinson & Co.                               11,783            421,714
Biogen, Inc.*a                                         6,753            366,688
Biomet, Inc.                                           8,178            391,972
Boston Scientific Corp.*                              18,376            312,392
C.R. Bard, Inc.                                        2,355            134,117
Chiron Corp.*a                                         8,672            442,272
Cigna Corp.                                            6,811            652,630
Guidant Corp.*                                        14,056            506,016
HCA-The Healthcare Co. a                              24,593          1,111,358
Healthsouth Corp.*                                    17,797            284,218
Humana, Inc.*                                          7,736             76,200
IMS Health, Inc.                                      13,500            384,750
Manor Care, Inc.*                                      4,750            150,812
Medtronic, Inc.                                       55,261          2,542,559
Millipore Corp. a                                      2,146            133,009
St. Jude Medical, Inc.*                                3,938            236,280
Stryker Corp.                                          8,961            491,511
Tenet Healthcare Corp.*                               14,866            766,937
Unitedhealth Group, Inc.                              14,517            896,425
Wellpoint Health Networks, Inc.*                       2,899            273,202
                                                                   ------------
                                                                     11,995,193
                                                                   ------------

                       See Notes to Financial Statements.
52

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
HOTELS & RESTAURANTS -- 0.6%
Darden Restaurants, Inc.                               5,366       $    149,711
Hilton Hotels Corp.                                   16,878            195,785
Marriott International, Inc. Class Aa                 11,118            526,326
McDonald's Corp.                                      59,149          1,600,572
Starwood Hotels & Resorts Worldwide,
  Inc                                                  9,046            337,235
Tricon Global Restaurants, Inc.*a                      6,676            293,076
Wendy's International, Inc.                            5,170            132,042
                                                                   ------------
                                                                      3,234,747
                                                                   ------------
HOUSEHOLD GOODS -- 0.2%
Black & Decker Corp. a                                 3,740            147,580
Leggett & Platt, Inc.                                  8,987            197,984
Maytag Corp.                                           3,463            101,327
Newell Rubbermaid, Inc.                               12,250            307,475
Tupperware Corp.                                       2,671             62,582
Whirlpool Corp. a                                      3,082            192,625
                                                                   ------------
                                                                      1,009,573
                                                                   ------------
INSURANCE -- 4.3%
Aetna, Inc.*                                           6,563            169,785
AFLAC, Inc.                                           24,075            758,122
Allstate Corp.                                        33,179          1,459,544
AMBAC Financial Group, Inc.                            4,878            283,900
American General Corp.                                22,797          1,058,921
American International Group, Inc.                   106,637          9,170,782
Aon Corp. a                                           11,864            415,240
Chubb Corp.                                            7,999            619,363
Cincinnati Financial Corp.                             7,352            290,625
Conseco, Inc.*                                        15,470            211,165
Hartford Financial Services Group, Inc.               10,847            741,935
Jefferson-Pilot Corp.                                  6,963            336,452
Lincoln National Corp.                                 8,575            443,756
Loews Corp.                                            9,037            582,254
Marsh & McLennan Cos., Inc.                           12,644          1,277,044
MBIA, Inc.                                             6,734            374,949
MetLife, Inc.                                         34,320          1,063,234
MGIC Investment Corp. a                                4,946            359,277
Progressive Corp.                                      3,403            460,052
Providian Financial Corp. a                           13,043            772,146
Safeco Corp.                                           5,813            165,031
St. Paul Cos., Inc.                                    9,785            496,002
Torchmark Corp.                                        5,749            231,167
UnumProvident Corp.                                   11,058            355,183
                                                                   ------------
                                                                     22,095,929
                                                                   ------------
LEISURE -- 0.3%
Brunswick Corp.                                        4,047             97,249
Carnival Corp. a                                      26,788            822,392
Hasbro, Inc.                                           7,883            113,909
Mattel, Inc.*                                         19,670            372,156
                                                                   ------------
                                                                      1,405,706
                                                                   ------------


                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
MACHINERY & EQUIPMENT -- 2.2%
Applied Materials, Inc.*a                             37,187       $  1,840,756
Caterpillar, Inc. a                                   15,725            787,036
Crane Co.                                              2,697             83,607
Danaher Corp.                                          6,472            362,432
Deere & Co.                                           10,774            407,796
Dover Corp.                                            9,309            350,484
Illinois Tool Works, Inc.                             13,896            879,617
Ingersoll Rand Co.                                     7,336            302,243
ITT Industries, Inc.                                   3,973            175,805
McDermott International, Inc.*                         2,801             32,632
Pactiv Corp.*                                          7,220             96,748
Pall Corp.                                             5,580            131,297
Parker-Hannifin Corp.                                  5,301            224,974
Power-One, Inc.*                                       3,636             59,994
Snap-On, Inc.                                          2,596             62,719
Stanley Works, Inc.                                    3,882            162,539
Thermo Electron Corp.*                                 8,339            183,625
Timken Co.                                             2,780             47,093
Tyco International, Ltd.                              88,657          4,831,806
                                                                   ------------
                                                                     11,023,203
                                                                   ------------
MEDIA -- 2.9%
Clear Channel Communications, Inc.*                   26,890          1,686,003
Comcast Corp. Special Class A
  Non-Voting*a                                        43,214          1,871,166
Dow Jones & Co., Inc. a                                3,954            236,093
Gannett Co., Inc.                                     12,116            798,444
Knight-Ridder, Inc. a                                  3,398            201,501
McGraw-Hill Cos., Inc.                                 8,952            592,175
Meredith Corp.                                         2,312             82,793
New York Times Co. Class A                             7,312            307,104
Omnicom Group, Inc. a                                  8,503            731,258
R.R. Donnelley & Sons Co.                              5,354            159,014
Tribune Co. a                                         13,704            548,297
Univision Communications, Inc. Class A*                9,564            409,148
Viacom, Inc. Class B*                                 81,413          4,213,123
Walt Disney Co.*                                      95,673          2,763,993
                                                                   ------------
                                                                     14,600,112
                                                                   ------------
METALS -- 0.7%
Alcan Aluminium, Ltd.                                 14,628            614,669
Alcoa, Inc.                                           39,471          1,555,157
Barrick Gold Corp. a                                  18,144            274,882
Engelhard Corp.                                        5,920            152,677
Freeport-McMoRan Copper & Gold, Inc.
  Class B*                                             6,579             72,698
Homestake Mining Co.*                                 12,091             93,705
Inco, Ltd.*                                            8,322            143,638
Newmont Mining Corp.                                   8,911            165,834
Nucor Corp.                                            3,507            171,457
Phelps Dodge Corp.                                     3,647            151,350
Placer Dome, Inc.                                     14,973            146,735
USX-U.S. Steel Group, Inc.                             4,112             82,857
Worthington Industries, Inc.                           3,950             53,720
                                                                   ------------
                                                                      3,679,379
                                                                   ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
MISCELLANEOUS FINANCE -- 3.9%
American Express Co.                                  60,513       $  2,347,904
Bear Stearns Cos., Inc.                                4,853            286,181
Capital One Financial Corp.                            9,524            571,440
Charles Schwab Corp.                                  63,400            970,020
Countrywide Credit Industries, Inc.                    5,393            247,431
Equifax, Inc.                                          6,561            240,657
Fannie Mae                                            45,769          3,897,230
Federal Home Loan Mortgage Corp.                      31,701          2,219,070
Franklin Resources, Inc. a                            12,145            555,877
Household International, Inc.                         21,213          1,414,907
Lehman Brothers Holdings, Inc.                        11,290            877,797
Merrill Lynch & Co., Inc.                             38,430          2,276,977
Morgan Stanley Dean Witter & Co.                      50,942          3,272,005
T. Rowe Price Group, Inc.                              5,620            213,110
USA Education, Inc.                                    7,500            547,500
                                                                   ------------
                                                                     19,938,106
                                                                   ------------
OFFICE EQUIPMENT -- 10.1%
Adobe Systems, Inc.                                   10,947            515,166
Apple Computer, Inc.*                                 15,930            372,125
Autodesk, Inc.                                         2,513             93,609
BroadVision, Inc.*                                    12,468             62,714
Cabletron Systems, Inc.*                               8,550            195,367
Cisco Systems, Inc.*                                 334,891          6,088,318
Citrix Systems, Inc.*a                                 8,483            296,057
Compaq Computer Corp.                                 77,246          1,196,541
Compuware Corp.*                                      16,839            230,021
Comverse Technology, Inc.*                             7,790            444,887
Dell Computer Corp.*                                 119,043          3,112,975
EMC Corp.*a                                          100,964          2,933,004
Hewlett Packard Co. a                                 88,929          2,543,369
International Business Machines Corp.                 79,475          8,980,675
Lexmark International Group, Inc. Class A*a            5,890            396,103
Mercury Interactive Corp.*                             3,747            222,310
Microsoft Corp.*a                                    246,271         17,977,783
NCR Corp.*                                             4,441            208,727
Network Appliance, Inc.*                              14,864            198,434
Novell, Inc.*                                         14,514             82,585
Palm, Inc.*                                           25,942            156,949
Pitney Bowes, Inc.                                    11,281            475,156
Sun Microsystems, Inc.*                              149,019          2,358,971
Unisys Corp.*                                         14,510            213,442
VERITAS Software Corp.*a                              18,231          1,205,069
Xerox Corp. a                                         31,720            303,560
Yahoo! Inc.*a                                         25,870            516,883
                                                                   ------------
                                                                     51,380,800
                                                                   ------------
OIL & GAS -- 6.6%
Amerada Hess Corp. a                                   4,103            331,522
Anadarko Petroleum Corp. a                            11,425            617,293
Apache Corp.                                           5,722            290,392
Ashland, Inc.                                          3,223            129,242
Burlington Resources, Inc.                             9,705            387,715
Chevron Corp. a                                       29,333          2,654,637
Conoco, Inc. Class B                                  28,570            825,673
Devon Energy Corp.                                     5,946            312,165
El Paso Corp. a                                       23,325          1,225,496


                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
OIL & GAS (CONTINUED)
Enron Corp. a                                         34,185       $  1,675,065
EOG Resources, Inc. a                                  5,314            188,913
Exxon Mobil Corp.                                    157,840         13,787,324
Kerr-McGee Corp.                                       4,370            289,600
Noble Drilling Corp.*                                  6,121            200,463
Occidental Petroleum Corp.                            16,912            449,690
Phillips Petroleum Co.                                11,726            668,382
Royal Dutch Petroleum Co.                             98,115          5,717,161
Sunoco, Inc.                                           3,828            140,220
Texaco, Inc. a                                        25,186          1,677,388
Tosco Corp.                                            7,100            312,755
Unocal Corp.                                          11,155            380,943
USX-Marathon Group, Inc.                              14,082            415,560
Williams Cos., Inc.                                   22,190            731,161
                                                                   ------------
                                                                     33,408,760
                                                                   ------------
PHOTOGRAPHIC -- 0.1%
Eastman Kodak Co. a                                   13,306            621,124
                                                                   ------------
POLLUTION CONTROL -- 0.2%
Allied Waste Industries, Inc.*                         9,017            168,438
Waste Management, Inc.*                               28,598            881,390
                                                                   ------------
                                                                      1,049,828
                                                                   ------------
RAILROADS -- 0.4%
Burlington Northern Santa Fe Corp.                    17,881            539,470
CSX Corp.                                              9,767            353,956
Norfolk Southern Corp.                                17,609            364,506
Stilwell Financial, Inc. a                            10,000            335,600
Union Pacific Corp.                                   11,381            624,931
                                                                   ------------
                                                                      2,218,463
                                                                   ------------
RETAIL -- 5.8%
American Greetings Corp. Class A                       2,941             32,351
Autozone, Inc.*a                                       5,172            193,950
Bed, Bath & Beyond, Inc.*                             13,238            413,025
Best Buy Co., Inc.*                                    9,625            611,380
Big Lots, Inc.*                                        5,174             70,780
Circuit City Stores, Inc. a                            9,532            171,576
Cintas Corp.                                           7,718            356,186
Costco Wholesale Corp.*                               20,559            843,947
CVS Corp.                                             17,950            692,870
Dillard's, Inc. Class A                                3,876             59,187
Dollar General Corp. a                                15,116            294,762
Federated Department Stores, Inc.*                     9,007            382,798
Gap, Inc.                                             39,364          1,141,556
Harcourt General, Inc.                                 3,392            197,380
Home Depot, Inc.                                     106,788          4,970,981
K Mart Corp.*a                                        22,394            256,859
Kohls Corp.*                                          15,267            957,699
Limited, Inc.                                         19,521            322,487
Longs Drug Stores, Inc.                                1,732             37,325
Lowe's Cos., Inc. a                                   17,637          1,279,564
May Department Stores Co.                             13,695            469,191
Nordstrom, Inc.                                        6,106            113,266
Office Depot, Inc.*                                   13,603            141,199
Penney, J.C. Co. a                                    12,050            317,638

                       See Notes to Financial Statements.
54

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
RETAIL (CONTINUED)
RadioShack Corp. a                                     8,511       $    259,586
Sears, Roebuck & Co. a                                14,982            633,888
Staples, Inc.*                                        20,885            333,951
Target Corp.                                          41,096          1,421,922
Tiffany & Co., Inc.                                    6,658            241,153
TJX Cos., Inc. a                                      12,852            409,593
Toys "R" Us, Inc.*                                     9,043            223,814
Wal-Mart Stores, Inc.                                204,626          9,985,749
Walgreen Co. a                                        46,555          1,589,853
                                                                   ------------
                                                                     29,427,466
                                                                   ------------
RETAIL-FOOD -- 0.8%
Albertson's, Inc.                                     18,561            556,644
Kroger Co.*                                           37,119            927,975
Safeway, Inc.*                                        23,114          1,109,472
Starbucks Corp.*                                      17,346            396,009
Supervalu, Inc.                                        6,033            105,879
Sysco Corp.                                           30,814            836,600
Winn-Dixie Stores, Inc. a                              6,407            167,415
                                                                   ------------
                                                                      4,099,994
                                                                   ------------
TELEPHONES -- 6.0%
ADC Telecommunications, Inc.*                         35,810            236,704
Alltel Corp.                                          14,303            876,202
AT&T Corp. a                                         157,869          3,473,118
BellSouth Corp.                                       85,745          3,452,951
CenturyTel, Inc.                                       6,416            194,405
Citizens Communications Co.*                          13,086            157,425
Global Crossing, Ltd.*a                               40,529            350,171
Nextel Communications, Inc. Class A*a                 35,000            613,200
Qualcomm, Inc.*                                       34,604          2,002,880
Qwest Communications International, Inc.*             76,022          2,422,821
SBC Communications, Inc.                             154,115          6,173,847
Sprint Corp. (FON Group)                              40,567            866,511
Sprint Corp. (PCS Group)*a                            42,890          1,035,794
Verizon Communications, Inc.                         123,775          6,621,963
WorldCom, Inc. - WorldCom Group*a                    132,179          1,876,942
                                                                   ------------
                                                                     30,354,934
                                                                   ------------
THRIFT INSTITUTIONS -- 0.4%
Charter One Financial, Inc.                            9,430            300,817
Golden West Financial Corp. a                          7,230            464,455
Washington Mutual, Inc. a                             40,132          1,506,957
                                                                   ------------
                                                                      2,272,229
                                                                   ------------
TRUCKING -- 0.1%
Cummins Engine Co., Inc.                               1,915             74,111
Paccar, Inc.                                           3,542            177,100
Ryder System, Inc.                                     2,771             54,312
                                                                   ------------
                                                                        305,523
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $391,608,285)                                               503,806,679
                                                                   ------------


                                                     SHARES            VALUE+
                                                     -------       ------------
RIGHTS & WARRANTS -- 0.0%
Seagate Technology Tax Refund Rights*
  (Cost $0)                                           10,050       $        804
                                                                   ------------

COUPON                                                 PAR
 RATE                              MATURITY           (000)
--------                           --------          -------
U.S. TREASURY OBLIGATIONS -- 0.2%
U.S. Treasury Bills**
  (Cost $984,771)
    3.470%                         12/06/01          $ 1,000            984,736
                                                                   ------------

                                                     SHARES
                                                     -------
TEMPORARY INVESTMENTS -- 0.8%
Dreyfus Cash Management Plus #719                  4,168,880          4,168,880
Goldman Sachs Financial Square
  Money Market Portfolio                               2,242              2,242
J.P. Morgan Institutional Prime
  Money Market Portfolio                               3,043              3,043
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $4,174,165)                                                   4,174,165
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $396,767,221)                                              $508,966,384
                                                                   ============

----------
+  See Note 2a to the Financial Statements.
*  Non-income producing security.
** Security pledged as collateral for futures contracts.
a  Total or partial security on loan.

                                                    NUMBER OF       UNREALIZED
                                                    CONTRACTS      DEPRECIATION
                                                    ---------      ------------
Futures Contracts -- Long Position
  S&P 500 Index, September 2001                        18             $(2,400)
                                                       ==             =======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $396,767,221) .........................................................    $508,966,384
   Collateral for securities loaned .................................................................      86,013,628
   Dividends receivable .............................................................................         379,423
   Interest receivable ..............................................................................          24,624
   Receivable for capital stock sold ................................................................       1,366,935
   Futures margin receivable ........................................................................          18,525
   Other assets .....................................................................................          38,364
                                                                                                         ------------
          Total assets ..............................................................................     596,807,883
                                                                                                         ------------

LIABILITIES
   Payable upon return of securities loaned .........................................................      86,013,628
   Payable for capital stock redeemed ...............................................................         177,444
   Accrued expenses .................................................................................         187,439
                                                                                                         ------------
          Total liabilities .........................................................................      86,378,511
                                                                                                         ------------

NET ASSETS
Applicable to 18,609,661 Institutional Shares and 886,003 N Shares
   of beneficial interest outstanding, $.001 par value (Note 7) .....................................    $510,429,372
                                                                                                         ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($487,238,700/18,609,661) ........................................................................          $26.18
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($23,190,672/886,003) ............................................................................          $26.17
                                                                                                               ======

                       See Notes to Financial Statements.
56

                              HARRIS INSIGHT FUNDS
                        LARGE-CAP AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK -- 93.5%
AUTO RELATED -- 2.9%
Harley-Davidson, Inc.                                  1,225         $   57,673
                                                                     ----------
BANKS -- 1.1%
Investors Financial Services Corp.*                      320             21,440
                                                                     ----------
BUSINESS SERVICES -- 7.9%
Cendant Corp.*                                         2,085             40,657
Manugistics Group, Inc.*                                 300              7,515
Micromuse, Inc.*                                         680             18,190
Oracle Corp.*                                          2,640             50,609
The Corporate Executive Board Co.*                     1,200             40,812
                                                                     ----------
                                                                        157,783
                                                                     ----------
CHEMICALS -- 0.8%
Cabot Microelectronics Corp.*                            250             15,250
                                                                     ----------
CONSTRUCTION -- 0.6%
NVR, Inc.*                                                80             11,840
                                                                     ----------
DRUGS -- 14.1%
Abbott Laboratories, Inc.                                440             21,124
Amgen, Inc.*                                             450             27,049
Bristol-Myers Squibb Co.                                 330             17,259
Eli Lilly & Co.                                          510             37,740
Medicis Pharmaceutical Corp. Class A*                    800             42,400
Merck & Co., Inc.                                        940             60,075
Pfizer, Inc.                                           1,930             77,296
                                                                     ----------
                                                                        282,943
                                                                     ----------
ELECTRIC & GAS -- 2.9%
Calpine Corp.*                                         1,165             44,037
Dynegy, Inc. Class A                                     330             15,345
                                                                     ----------
                                                                         59,382
                                                                     ----------
ELECTRICAL -- 5.1%
General Electric Co.                                   1,700             82,875
TriQuint Semiconductor, Inc.*                            850             18,913
                                                                     ----------
                                                                        101,788
                                                                     ----------
ELECTRONICS -- 14.5%
Applied Micro Circuits Corp.*                          1,330             22,876
CIENA Corp.*                                           1,320             50,160
Integrated Device Technology, Inc.*                      450             13,955
Juniper Networks, Inc.*                                  580             18,026
KLA-Tencor Corp.*                                        800             46,648
NVIDIA Corp.*                                            350             32,204
RF Micro Devices, Inc.*                                  700             18,865
Scientific-Atlanta, Inc.                                 600             24,360
Sonus Networks, Inc.*                                  1,890             43,470
VeriSign, Inc.*                                          350             20,818
                                                                     ----------
                                                                        291,382
                                                                     ----------
HEALTH CARE SERVICES -- 1.7%
Invitrogen Corp.*                                        480             34,464
                                                                     ----------
INSURANCE -- 2.1%
American International Group, Inc.                       490             42,140
                                                                     ----------


                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK (CONTINUED)
MISCELLANEOUS FINANCE -- 7.4%
American Express Co.                                     740         $   28,712
Catellus Development Corp.*                            1,030             17,974
Fannie Mae                                               830             70,675
Forest City Enterprises Class A                          590             32,450
                                                                     ----------
                                                                        149,811
                                                                     ----------
OFFICE EQUIPMENT -- 19.7%
BEA Systems, Inc.*                                     1,810             57,015
Cisco Systems, Inc.*                                   1,840             33,451
Comverse Technology, Inc.*                             1,070             61,108
Dell Computer Corp.*                                     990             25,889
EMC Corp.*                                             1,060             30,793
Extreme Networks, Inc.*                                  900             26,289
MatrixOne, Inc.*                                       1,800             39,654
Microsoft Corp.*                                       1,175             85,775
Network Appliance, Inc.*                                 830             11,081
Sun Microsystems, Inc.*                                1,510             23,903
                                                                     ----------
                                                                        394,958
                                                                     ----------
OIL & GAS -- 1.8%
Exxon Mobil Corp.                                        420             36,687
                                                                     ----------
RETAIL -- 5.0%
American Eagle Outfitters, Inc.*                       1,029             35,089
Home Depot, Inc.                                         360             16,758
Wal-Mart Stores, Inc.                                  1,015             49,532
                                                                     ----------
                                                                        101,379
                                                                     ----------
RETAIL - FOOD -- 1.0%
Starbucks Corp.*                                         880             20,090
                                                                     ----------
TELEPHONES -- 4.9%
BellSouth Corp.                                          420             16,913
Verizon Communications, Inc.                           1,240             66,340
WorldCom, Inc. - MCI Group                                42                699
WorldCom, Inc. - WorldCom Group*                       1,060             15,053
                                                                     ----------
                                                                         99,005
                                                                     ----------
TOTAL COMMON STOCK
  (Cost $2,226,517)                                                   1,878,015
                                                                     ----------
TEMPORARY INVESTMENTS -- 6.5%
Dreyfus Cash Management Plus #719                     60,861             60,861
Goldman Sachs Financial Square
  Money Market Portfolio                              48,147             48,147
J.P. Morgan Institutional Prime
  Money Market Portfolio                              20,549             20,549
                                                                     ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $129,557)                                                       129,557
                                                                     ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $2,356,074)                                                  $2,007,572
                                                                     ==========

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.

                       See Notes to Financial Statements.
                                                                              57

                              HARRIS INSIGHT FUNDS
                        LARGE-CAP AGGRESSIVE GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $2,356,074) .............................................................    $2,007,572
   Dividends receivable ...............................................................................           399
   Interest receivable ................................................................................           421
   Deferred offering costs ............................................................................         9,660
   Other assets .......................................................................................        20,060
                                                                                                           ----------
          Total assets ................................................................................     2,038,112
                                                                                                           ----------

LIABILITIES
   Offering costs payable to Adviser ..................................................................        17,398
                                                                                                           ----------
          Total liabilities ...........................................................................        17,398
                                                                                                           ----------

NET ASSETS
Applicable to 285,584 Institutional Shares of beneficial interest outstanding,
   $.001 par value (Note 7) ...........................................................................    $2,020,714
                                                                                                           ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($2,020,714/285,584) ...............................................................................         $7.08
                                                                                                                =====

                       See Notes to Financial Statements.
58

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------         ----------
COMMON STOCK -- 90.1%
ALCOHOLIC BEVERAGES & TOBACCO -- 0.8%
Standard Commercial Corp.                              2,600         $   45,682
                                                                     ----------
APPAREL, TEXTILES -- 4.2%
Columbia Sportswear Co.*                               1,650             64,350
Fossil, Inc.*                                          2,575             50,212
Genesco, Inc.*                                         3,300            110,880
Phillips-Van Heusen Corp.                              1,275             18,360
                                                                     ----------
                                                                        243,802
                                                                     ----------
BANKS -- 1.2%
Prosperity Bancshares, Inc.                            3,000             71,760
                                                                     ----------
BUSINESS SERVICES -- 12.5%
Carreker Corp.*                                        1,235             26,528
Corinthian Colleges, Inc.*                             1,515             71,205
Formula Systems (1985) Ltd. ADR*                       2,505             52,354
GoTo.com, Inc.*                                        2,600             50,310
Interwoven, Inc.*                                      2,800             50,708
MemberWorks, Inc.*                                     2,375             55,100
Sybase, Inc.*                                          4,110             67,609
Tetra Tech, Inc.*                                        570             15,498
The Corporate Executive Board Co.*                     3,195            108,662
Travelocity.com, Inc.*                                 4,275            130,387
Trenwick Group, Ltd.                                   4,500            103,140
                                                                     ----------
                                                                        731,501
                                                                     ----------
CASINOS -- 1.9%
Alliance Gaming Corp.*                                 1,400             54,852
Anchor Gaming*                                         1,035             53,561
                                                                     ----------
                                                                        108,413
                                                                     ----------
CHEMICALS -- 0.8%
International Specialty Products, Inc.*                4,565             48,389
                                                                     ----------
CONSTRUCTION -- 5.9%
Hovnanian Enterprises, Inc. Class A*                   5,000             72,550
LNR Property Corp.                                     4,040            141,400
M/I Schottenstein Homes, Inc.                          1,500             59,250
NVR, Inc.*                                               500             74,000
                                                                     ----------
                                                                        347,200
                                                                     ----------
DRUGS -- 10.4%
CIMA Labs, Inc.*                                         850             66,725
Kos Pharmaceuticals, Inc.*                             6,805            253,147
Medicis Pharmaceutical Corp. Class A*                  2,960            156,880
Taro Pharmaceutical Industries, Ltd.*                  1,500            131,340
                                                                     ----------
                                                                        608,092
                                                                     ----------
ELECTRIC & GAS -- 2.9%
Avista Corp.                                           4,710             94,106
IDACORP, Inc.                                          2,155             75,166
                                                                     ----------
                                                                        169,272
                                                                     ----------


                                                     SHARES            VALUE+
                                                     -------         ----------
COMMON STOCK (CONTINUED)
ELECTRICAL -- 1.8%
Intermagnetics General Corp.*                            755         $   24,462
TriQuint Semiconductor, Inc.*                          3,700             82,325
                                                                     ----------
                                                                        106,787
                                                                     ----------
ELECTRONICS -- 12.3%
Activision, Inc.*                                      4,520            174,743
Analogic Corp.                                         1,290             58,759
Bel Fuse, Inc. Class B                                 2,640             84,533
Centillium Communications, Inc.*                       1,450             35,873
Exar Corp.*                                              805             15,907
Expedia, Inc. Class A*                                 4,590            214,582
Input/Output, Inc.*                                    1,320             16,764
Metro One Telecommunications, Inc.*                      900             57,996
Valence Technology, Inc.*                             10,020             63,928
                                                                     ----------
                                                                        723,085
                                                                     ----------
ENERGY SERVICES -- 2.0%
Cornerstone Propane Partners                           6,000             94,200
Ferrellgas Partners, L.P.*                             1,195             23,123
                                                                     ----------
                                                                        117,323
                                                                     ----------
HEALTH CARE SERVICES -- 10.1%
AdvancePCS*                                            1,100             68,332
Antigenics, Inc.*                                      5,500            108,240
Diagnostic Products Corp.                              3,000             99,600
Inverness Medical Technology, Inc.*                      550             20,350
Laboratory Corp. of America Holdings*                    944             72,594
Martek Biosciences Corp.*                              2,090             55,908
Professional Detailing, Inc.*                            215             19,673
Province Healthcare Co.*                               1,550             51,801
ResMed, Inc.*                                          1,905             96,298
                                                                     ----------
                                                                        592,796
                                                                     ----------
HOTELS & RESTAURANTS -- 2.2%
P.F. Chang's China Bistro, Inc.*                       1,060             40,174
Panera Bread Co. Class A*                              2,400             74,832
Wendy's International, Inc.                              580             14,813
                                                                     ----------
                                                                        129,819
                                                                     ----------
MEDIA -- 2.8%
Hollinger International, Inc.                          5,500             75,625
Insight Communications Company, Inc.*                  2,700             67,500
Scholastic Corp.*                                        425             17,892
                                                                     ----------
                                                                        161,017
                                                                     ----------
METALS -- 0.9%
NS Group, Inc.*                                        4,065             54,268
                                                                     ----------
MISCELLANEOUS FINANCE -- 1.1%
Scottish Annuity & Life Holdings, Ltd.                 3,800             64,601
                                                                     ----------
OFFICE EQUIPMENT -- 4.7%
Mercury Computer Systems, Inc.*                        3,825            189,338
Netegrity, Inc.*                                         560             16,800
Ulticom, Inc.*                                         2,000             67,380
                                                                     ----------
                                                                        273,518
                                                                     ----------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------         ----------
COMMON STOCK (CONTINUED)
OIL & GAS -- 4.4%
Grey Wolf, Inc.*                                       8,360         $   33,440
Key Energy Services, Inc.*                             8,500             92,140
McMoRan Exploration Co.*                               4,550             68,250
Patterson-UTI Energy, Inc.*                            2,000             35,720
Tesoro Petroleum Corp.*                                1,990             25,074
                                                                     ----------
                                                                        254,624
                                                                     ----------
POLLUTION CONTROL -- 0.3%
Eden Bioscience Corp.*                                 2,000             19,980
                                                                     ----------
RETAIL -- 6.9%
American Eagle Outfitters, Inc.*                       2,200             75,020
Copart, Inc.*                                            870             24,856
Hot Topic, Inc.*                                         735             22,792
Rent-A-Center, Inc.*                                   3,800            196,080
Wet Seal, Inc. Class A*                                2,500             85,000
                                                                     ----------
                                                                        403,748
                                                                     ----------
TOTAL COMMON STOCK
  (Cost $4,898,013)                                                   5,275,676
                                                                     ----------

 COUPON                                                PAR
  RATE                             MATURITY           (000)
--------                           --------          -------
AGENCY OBLIGATIONS -- 2.5%
Federal Home Loan Bank
  (Cost $149,864)
    3.630%                         07/10/01            $150             149,849
                                                                     ----------


                                                     SHARES
                                                     -------
TEMPORARY INVESTMENTS -- 7.4%
Dreyfus Cash Management Plus #719                    172,830            172,830
Goldman Sachs Financial Square
  Money Market Portfolio                              95,572             95,572
J.P. Morgan Institutional Prime
  Money Market Portfolio                             163,803            163,803
                                                                     ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $432,205)                                                       432,205
                                                                     ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $5,480,082)                                                  $5,857,730
                                                                     ==========

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
ADR - American Depositary Receipt

                       See Notes to Financial Statements.
60

                              HARRIS INSIGHT FUNDS
                        SMALL-CAP AGGRESSIVE GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $5,480,082) ............................................................     $5,857,730
   Dividends receivable ..............................................................................          1,544
   Interest receivable ...............................................................................          1,552
   Deferred offering costs ...........................................................................          9,660
   Other assets ......................................................................................         19,989
                                                                                                           ----------
          Total assets ...............................................................................      5,890,475
                                                                                                           ----------

LIABILITIES
   Offering costs payable to Adviser .................................................................         17,398
   Accrued expenses ..................................................................................          4,760
                                                                                                           ----------
          Total liabilities ..........................................................................         22,158
                                                                                                           ----------

NET ASSETS
Applicable to 558,341 Institutional Shares of beneficial interest outstanding,
   $.001 par value (Note 7) ..........................................................................     $5,868,317
                                                                                                           ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($5,868,317/558,341) ..............................................................................         $10.51
                                                                                                               ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                 TECHNOLOGY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------         ----------
COMMON STOCK -- 98.3%
AEROSPACE -- 3.8%
Boeing Co.                                             1,270         $   70,612
Lockheed Martin Corp.                                    960             35,568
Teledyne Technologies, Inc.*                           3,670             55,784
                                                                     ----------
                                                                        161,964
                                                                     ----------
BUSINESS SERVICES -- 17.0%
Affiliated Computer Services, Inc. Class A*            1,380             99,236
Agile Software Corp.*                                  1,220             20,740
Computer Associates International, Inc.                  810             29,160
Electronic Data Systems Corp.                          1,660            103,750
Fiserv, Inc.*                                          1,350             85,023
Informatica Corp.*                                     3,780             61,463
Micromuse, Inc.*                                         480             12,840
Oracle Corp.*                                          6,115            117,225
RealNetworks, Inc.*                                    4,160             48,880
Sapient Corp.*                                         4,020             39,316
Sycamore Networks, Inc.*                               2,860             26,627
Total System Services, Inc.                            3,220             91,448
                                                                     ----------
                                                                        735,708
                                                                     ----------
CHEMICALS -- 0.8%
Corning, Inc.                                          2,140             35,759
                                                                     ----------
ELECTRICAL -- 2.0%
Pemstar, Inc.*                                         1,800             26,424
TriQuint Semiconductor, Inc.*                          2,610             58,072
                                                                     ----------
                                                                         84,496
                                                                     ----------
ELECTRONICS -- 36.7%
Aeroflex, Inc.*                                        4,250             44,412
Altera Corp.*                                          1,200             34,848
AOL Time Warner, Inc.*                                 1,570             83,210
Applied Micro Circuits Corp.*                          2,530             43,516
Avanex Corp.*                                          1,950             18,915
BEI Technologies, Inc.                                 1,140             30,791
Broadcom Corp. Class A*                                  680             28,696
CIENA Corp.*                                           1,510             57,380
Elantec Semiconductor, Inc.*                           1,300             43,927
Emulex Corp.*                                            540             21,762
Finisar Corp.*                                         5,890            109,554
Integrated Circuit Systems, Inc.*                      2,250             41,647
Intel Corp.                                            3,640            106,288
Jabil Circuit, Inc.*                                   1,560             48,142
JDS Uniphase Corp.*                                    2,560             32,435
Juniper Networks, Inc.*                                  670             20,824
Lattice Semiconductor Corp.*                           4,810            117,364
Motorola, Inc.                                         6,170            102,175
Nortel Networks Corp.                                  1,940             17,635
Pixelworks, Inc.*                                      3,990            141,645
Rambus, Inc.*                                          2,500             30,750
SCI Systems, Inc.*                                     1,425             36,337
SonicWALL, Inc.*                                       5,780            145,714



                                                     SHARES            VALUE+
                                                     -------         ----------
COMMON STOCK (CONTINUED)
ELECTRONICS (CONTINUED)
Sonus Networks, Inc.*                                  3,335         $   76,705
SymmetriCom, Inc.*                                     3,020             44,394
Texas Instruments, Inc.                                2,870             90,405
TranSwitch Corp.*                                      1,750             19,232
                                                                     ----------
                                                                      1,588,703
                                                                     ----------
OFFICE EQUIPMENT -- 37.6%
Adobe Systems, Inc.                                    1,210             56,943
Avant! Corp.*                                          5,240             68,644
BEA Systems, Inc.*                                     2,340             73,710
Cirrus Logic, Inc.*                                    1,180             27,175
Cisco Systems, Inc.*                                   6,460            117,443
Compaq Computer Corp.                                  4,670             72,338
Comverse Technology, Inc.*                             1,120             63,963
Dell Computer Corp.*                                   3,340             87,341
Embarcadero Technologies, Inc.*                        3,470             77,416
EMC Corp.*                                             2,780             80,759
Hewlett Packard Co.                                    1,190             34,034
I2 Technologies, Inc.*                                 1,670             32,966
Ingram Micro, Inc. Class A*                            4,260             61,727
International Business Machines Corp.                    920            103,960
Jack Henry & Associates, Inc.                          3,190             99,496
Mercury Computer Systems, Inc.*                        1,250             61,875
Mercury Interactive Corp.*                             1,060             62,890
Microsoft Corp.*                                       1,690            123,370
Network Appliance, Inc.*                               3,340             44,589
Peregrine Systems, Inc.*                               1,280             36,749
Rational Software Corp.*                               1,760             49,438
Sun Microsystems, Inc.*                                4,570             72,343
VERITAS Software Corp.*                                1,765            116,667
                                                                     ----------
                                                                      1,625,836
                                                                     ----------
TELEPHONES -- 0.4%
ADC Telecommunications, Inc.*                          2,665             17,616
                                                                     ----------
TOTAL COMMON STOCK
  (Cost $5,161,554)                                                   4,250,082
                                                                     ----------
TEMPORARY INVESTMENTS -- 1.7%
Dreyfus Cash Management Plus #719                     15,842             15,842
Goldman Sachs Financial Square
  Money Market Portfolio                              36,007             36,007
J.P. Morgan Institutional Prime
  Money Market Portfolio                              23,787             23,787
                                                                     ----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $75,636)                                                         75,636
                                                                     ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $5,237,190)                                                  $4,325,718
                                                                     ==========

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.

                       See Notes to Financial Statements.
62

                              HARRIS INSIGHT FUNDS
                                 TECHNOLOGY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $5,237,190) ...........................................................      $4,325,718
   Dividends receivable .............................................................................             555
   Interest receivable ..............................................................................             502
   Receivable for capital stock sold ................................................................           4,500
   Deferred offering costs ..........................................................................           9,660
   Other assets .....................................................................................          19,644
                                                                                                           ----------
          Total assets ..............................................................................       4,360,579
                                                                                                           ----------

LIABILITIES
   Offering costs payable to Adviser ................................................................          17,398
   Accrued expenses .................................................................................           3,889
                                                                                                           ----------
          Total liabilities .........................................................................          21,287
                                                                                                           ----------

NET ASSETS
Applicable to 594,767 Institutional Shares of beneficial interest outstanding,
   $.001 par value (Note 7) .........................................................................      $4,339,292
                                                                                                           ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($4,339,292/594,767) .............................................................................           $7.30
                                                                                                                =====

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK -- 51.5%
AEROSPACE -- 2.7%
Esterline Technologies Corp.*                         11,500        $   250,125
Goodrich Corp.                                         7,700            292,446
Lockheed Martin Corp.                                 15,700            581,685
Textron, Inc.                                          2,400            132,096
Triumph Group, Inc.*                                   2,450            120,050
United Technologies Corp.                              4,560            334,066
                                                                    -----------
                                                                      1,710,468
                                                                    -----------
AIR TRANSPORT -- 0.2%
Alaska Air Group, Inc.*                                1,150             33,235
Mesaba Holdings, Inc.*                                12,800            114,688
                                                                    -----------
                                                                        147,923
                                                                    -----------
ALCOHOLIC BEVERAGES & TOBACCO -- 0.5%
Anheuser-Busch Cos., Inc.                              1,800             74,160
Constellation Brands, Inc. Class A*                    6,600            270,600
                                                                    -----------
                                                                        344,760
                                                                    -----------
APPAREL, TEXTILES -- 0.4%
Jones Apparel Group, Inc.*a                            2,410            104,112
Timberland Co. Class A*                                3,550            140,260
                                                                    -----------
                                                                        244,372
                                                                    -----------
AUTO RELATED -- 0.6%
Dollar Thrifty Automotive Group, Inc.*                10,210            245,040
Tower Automotive, Inc.*                                2,250             23,062
Visteon Corp.                                          6,040            111,015
                                                                    -----------
                                                                        379,117
                                                                    -----------
AUTOS -- 0.3%
Ford Motor Co.                                         6,900            169,395
                                                                    -----------
BANKS -- 3.2%
Associated Banc-Corp                                   2,900            102,080
Bank of New York Co., Inc.                               670             32,160
Citigroup, Inc. a                                      8,563            452,469
Doral Financial Corp.                                  2,325             79,747
First Citizens BancShares, Inc. Class  a               1,250            135,612
GBC Bancorp                                            4,275            118,802
Mellon Financial Corp.                                 9,600            441,600
Southtrust Corp. a                                    23,800            618,800
U.S. Bancorp                                           1,200             27,348
                                                                    -----------
                                                                      2,008,618
                                                                    -----------
BUSINESS SERVICES -- 3.8%
Affiliated Managers Group, Inc.*                       3,050            187,575
Automatic Data Processing, Inc.                        9,970            495,509
Cendant Corp.*a                                       13,400            261,300
Computer Sciences Corp.*a                              5,900            204,140
Electronic Data Systems Corp. a                        7,100            443,750
Fiserv, Inc.*                                          5,660            356,467
Moody's Corp.                                          1,300             43,550
Oracle Corp.*                                         12,530            240,200
Viad Corp.                                             6,600            174,240
                                                                    -----------
                                                                      2,406,731
                                                                    -----------


                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK (CONTINUED)
CASINOS -- 0.4%
Mandalay Resort Group*a                                9,300        $   254,820
                                                                    -----------
CHEMICALS -- 0.7%
Cytec Industries, Inc.*                                5,550            210,900
F.M.C. Corp.*                                          2,980            204,309
                                                                    -----------
                                                                        415,209
                                                                    -----------
CONSTRUCTION -- 0.7%
LNR Property Corp.                                     4,800            168,000
M.D.C. Holdings, Inc.                                  1,855             65,667
NVR, Inc.*                                             1,200            177,600
                                                                    -----------
                                                                        411,267
                                                                    -----------
CONTAINERS -- 0.2%
Libbey, Inc.                                           3,500            138,985
                                                                    -----------
COSMETICS & SOAP -- 0.4%
Colgate-Palmolive Co.                                    900             53,091
Estee Lauder Cos., Inc. Class A a                        710             30,601
NBTY, Inc.*                                            6,500             82,875
Procter & Gamble Co. a                                 1,100             70,180
                                                                    -----------
                                                                        236,747
                                                                    -----------
DRUGS -- 3.9%
Abbott Laboratories, Inc.                              3,830            183,878
Alpharma, Inc. Class A                                 7,500            204,375
American Home Products Corp.                           1,440             84,154
Amgen, Inc.*                                           1,700            102,187
Bristol-Myers Squibb Co.                               1,800             94,140
Cardinal Health, Inc.                                  1,680            115,920
Eli Lilly & Co.                                          280             20,720
Genzyme Corp.*a                                        4,360            265,960
Immunex Corp.*                                         1,600             27,648
Johnson & Johnson a                                    4,500            225,000
King Pharmaceuticals, Inc.*                              942             50,632
Merck & Co., Inc. a                                    7,360            470,378
Pfizer, Inc.                                          11,640            466,182
Schering Plough Corp.                                  3,960            143,510
                                                                    -----------
                                                                      2,454,684
                                                                    -----------
ELECTRIC & GAS -- 1.7%
CMS Energy Corp. a                                     7,200            200,520
Calpine Corp.*a                                        1,100             41,580
Energy East Corp.                                     16,200            338,742
KeySpan Corp.                                          2,700             98,496
Reliant Energy, Inc.                                  11,700            376,857
                                                                    -----------
                                                                      1,056,195
                                                                    -----------
ELECTRICAL -- 0.9%
General Electric Co.                                   4,580            223,275
Johnson Controls, Inc.                                 2,700            195,669
Mettler-Toledo International, Inc.*                    2,500            106,125
Technitrol, Inc.                                       2,280             59,280
                                                                    -----------
                                                                        584,349
                                                                    -----------

                       See Notes to Financial Statements.
64

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK (CONTINUED)
ELECTRONICS -- 3.1%
Agilent Technologies, Inc.*                              200        $     6,500
American Power Conversion Corp.*                       1,230             19,139
AOL Time Warner, Inc.*a                                1,230             65,190
Applied Micro Circuits Corp.*                            280              4,816
C&D Technologies, Inc.                                 3,900            120,900
ESCO Technologies, Inc.*                               4,500            135,675
Intel Corp.                                           13,880            405,296
JDS Uniphase Corp.*a                                   6,600             83,622
KEMET Corp.*                                           5,700            112,917
KLA-Tencor Corp.*a                                     2,600            151,606
Rudolph Technologies, Inc.*                            5,120            226,048
SCI Systems, Inc.*a                                    5,250            133,875
Scientific-Atlanta, Inc.                               1,900             77,140
Take-Two Interactive Software, Inc.*                  12,500            231,250
Vishay Intertechnology, Inc.*a                         6,750            155,250
                                                                    -----------
                                                                      1,929,224
                                                                    -----------
FOOD & BEVERAGES -- 1.4%
Campbell Soup Co.                                      1,650             42,487
General Mills, Inc.                                    1,200             52,536
Pepsi Bottling Group, Inc. a                           2,800            112,280
Smithfield Foods, Inc.*                               15,500            624,650
Wm. Wrigley Jr., Co.                                     900             42,165
                                                                    -----------
                                                                        874,118
                                                                    -----------
FOREST PRODUCTS & PAPER -- 0.1%
American Israeli Paper Mills, Ltd.                       900             42,300
Buckeye Technologies, Inc.*                            2,750             39,600
                                                                    -----------
                                                                         81,900
                                                                    -----------
HEALTH CARE SERVICES -- 4.0%
Beckman Coulter, Inc.                                  7,440            303,552
Becton, Dickinson & Co.                                7,100            254,109
Biogen, Inc.*a                                           420             22,806
Biomet, Inc. a                                         1,000             47,930
Coherent, Inc.*                                          890             32,191
Coventry Health Care, Inc.*                            7,500            151,500
Hillenbrand Industries, Inc.                           3,400            194,174
IMS Health, Inc.                                       2,450             69,825
Pharmaceutical Product Development, Inc.*              1,000             30,510
PolyMedica Corp.*a                                     5,000            180,000
St. Jude Medical, Inc.*                                2,900            174,000
Stryker Corp. a                                        8,900            488,165
Tenet Healthcare Corp.*                                4,300            221,837
Wellpoint Health Networks, Inc.*                       3,600            339,264
                                                                    -----------
                                                                      2,509,863
                                                                    -----------
HOTELS & RESTAURANTS -- 0.6%
Brinker International, Inc.*                           5,300            137,005
Darden Restaurants, Inc.                               8,075            225,293
                                                                    -----------
                                                                        362,298
                                                                    -----------
INSURANCE -- 2.8%
American International Group, Inc. a                     850             73,100
AmerUs Group Co.                                       6,800            241,196
CNA Surety Corp.                                      18,510            259,140


                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
Conseco, Inc.*a                                       14,200        $   193,830
Gallagher (Arthur J.) & Co.                            2,880             74,880
Lincoln National Corp. a                               6,800            351,900
MetLife, Inc. a                                        9,700            300,506
MGIC Investment Corp. a                                1,020             74,093
St. Paul Cos., Inc.                                    3,200            162,208
                                                                    -----------
                                                                      1,730,853
                                                                    -----------
MACHINERY & EQUIPMENT -- 0.8%
Gardner Denver Machinery, Inc.*                        5,550            114,053
Pall Corp.                                             4,100             96,473
SPS Technologies, Inc.*                                2,000             94,800
Tyco International, Ltd.                               3,210            174,945
                                                                    -----------
                                                                        480,271
                                                                    -----------
MEDIA -- 0.8%
Dow Jones & Co., Inc. a                                  570             34,035
R.R. Donnelley & Sons Co.                              7,600            225,720
Scholastic Corp.*                                      2,000             84,200
Ventiv Health, Inc.*                                   7,000            136,780
                                                                    -----------
                                                                        480,735
                                                                    -----------
METALS -- 0.3%
Commercial Metals Co.                                  4,190            134,206
Reliance Steel & Aluminum Corp.                        2,705             68,301
                                                                    -----------
                                                                        202,507
                                                                    -----------
MISCELLANEOUS FINANCE -- 3.2%
Advanta Corp. Class A                                  3,900             62,634
Capital One Financial Corp.                            6,400            384,000
Fannie Mae                                             8,770            746,766
Financial Federal Corp.*                               8,750            253,313
Lehman Brothers Holdings, Inc. a                       4,580            356,095
Morgan Stanley Dean Witter & Co.                       1,000             64,230
New Plan Excel Realty Trust                            7,000            107,100
                                                                    -----------
                                                                      1,974,138
                                                                    -----------
OFFICE EQUIPMENT -- 4.5%
Adobe Systems, Inc.                                      820             38,589
BEA Systems, Inc.*a                                      560             17,640
Cisco Systems, Inc.*a                                  6,220            113,080
Compaq Computer Corp.                                 12,100            187,429
Comverse Technology, Inc.*a                            4,400            251,284
Dell Computer Corp.*                                   1,620             42,363
EMC Corp.*a                                            1,470             42,704
International Business Machines Corp.                  5,000            565,000
Microsoft Corp.*a                                      6,960            508,080
Pitney Bowes, Inc.                                     5,400            227,448
Quantum Corp. - DLT & Storage Systems*                 5,000             50,450
Sun Microsystems, Inc.*                                5,040             79,783
Symantec Corp.*a                                       8,700            377,580
Tech Data Corp.*                                       4,825            160,962
Unisys Corp.*                                          7,100            104,441
VERITAS Software Corp.*a                                 580             38,338
                                                                    -----------
                                                                      2,805,171
                                                                    -----------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK (CONTINUED)
OIL & GAS -- 4.1%
Apache Corp. a                                         1,300        $    65,975
Ashland, Inc. a                                        2,500            100,250
Chesapeake Energy Corp.*                              21,500            146,200
Conoco, Inc. Class B                                  19,800            572,220
El Paso Corp. a                                       12,521            657,853
Global Marine, Inc.*                                   3,900             72,657
Kerr-McGee Corp. a                                       460             30,484
Ultramar Diamond Shamrock Corp.                        2,090             98,753
USX-Marathon Group, Inc.                              25,980            766,670
Valero Energy Corp.                                    2,300             84,594
                                                                    -----------
                                                                      2,595,656
                                                                    -----------
POLLUTION CONTROL -- 0.8%
Republic Services, Inc.*                              23,900            474,415
                                                                    -----------
RAILROADS -- 0.4%
Canadian Pacific, Ltd.                                 6,900            267,375
                                                                    -----------
RETAIL -- 1.0%
American Eagle Outfitters, Inc.*a                      1,350             46,035
Bed, Bath & Beyond, Inc.*                              6,140            191,568
BJ's Wholesale Club, Inc.*                             3,400            181,084
CVS Corp.                                                800             30,880
Federated Department Stores, Inc.*a                    3,400            144,500
Tiffany & Co., Inc.                                    1,200             43,464
                                                                    -----------
                                                                        637,531
                                                                    -----------
RETAIL - FOOD -- 0.2%
Safeway, Inc.*                                         1,570             75,360
Starbucks Corp.*a                                      2,080             47,486
                                                                    -----------
                                                                        122,846
                                                                    -----------
TELEPHONES -- 2.4%
AT&T Wireless Group*a                                  5,400             88,290
BellSouth Corp. a                                     10,200            410,754
IDT Corp.*                                             6,000             81,000
IDT Corp. Class B*                                     6,000             66,000
SBC Communications, Inc.                               3,530            141,412
Verizon Communications, Inc.                          13,857            741,350
                                                                    -----------
                                                                      1,528,806
                                                                    -----------
THRIFT INSTITUTIONS -- 0.4%
Dime Community Bancshares, Inc.                        6,970            233,913
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $30,418,271)                                                 32,255,260
                                                                    -----------

 COUPON                                                PAR
  RATE                             MATURITY           (000)
--------                           --------          -------
AGENCY OBLIGATIONS-- 0.0%
Federal Home Loan Mortgage Corp.
  (Cost $25,497)
    6.750%                         03/15/31           $   25             25,734
                                                                    -----------


 COUPON                                                PAR
  RATE                             MATURITY           (000)            VALUE+
--------                           --------          -------        -----------
ASSET-BACKED SECURITIES -- 2.2%
BankBoston Marine Asset-Backed Trust
  Series 1997-2, Class A7
    6.820%                         04/15/13           $   50        $    51,882
Capital One Master Trust Series 2001-3A,
  Class A
    5.450%                         03/16/09               16             15,756
Chase Manhattan RV Owner Trust
  Series 1997-A, Class A7
    6.140%                         10/16/06                8              8,411
CIT Equipment Collateral Series 2000-2,
  Class A4
    6.930%                         07/20/11              700            726,180
Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1
    7.450%                         09/15/07              150            154,711
Contimortgage Home Equity Loan Trust
  Series 1998-2, Class A5
    6.280%                         09/15/16               25             25,390
First Plus Home Loan Trust Series 1997-3,
  Class A6
    7.080%                         07/10/17              206            208,397
Independent National Mortgage Corp.
  Home Equity Series 1997-A, Class AF3
    6.700%                         12/25/25               23             23,676
PSE&G Transition Funding LLC Series 2001-1,
  Class A6
    6.610%                         06/15/15              140            139,373
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $1,317,851)                                                   1,353,776
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-- 10.7%
Bear Stearns Mortgage Securities, Inc.
  Series 1997-2, Class A4
    6.500%                         03/28/09            1,000          1,013,780
Federal National Mortgage Association
  Series 145, Class 1 PO
    15.126%                        06/25/22              332            275,477
Federal National Mortgage Association
  Series 1994-85, Class E
    6.000%                         11/25/06               34             34,051
Federal National Mortgage Association
  Series 1996-53, Class K
    6.500%                         12/18/11            1,000          1,010,190
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                         03/25/27            1,703             76,399
Federal National Mortgage Association
  Series 1997-42, Class PE
    6.200%                         03/18/12            2,000          2,017,620
Federal National Mortgage Association
  Series 1997-84, Class PL IO
    6.500%                         02/25/09            1,525            121,108
Federal National Mortgage Association
  Series 1998-47, Class PD
    6.250%                         06/18/24               75             75,157

                       See Notes to Financial Statements.
66

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)            VALUE+
--------                           --------          -------        -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1998-61, Class PB
    5.500%                         12/25/08           $  910        $   909,709
Nationsbanc Montgomery Funding Corp.
  Series 1998-1, Class A16
    6.750%                          06/25/28             240            236,189
PNC Mortgage Securities Corp.
  Series 1994-4, Class A3
    6.850%                          08/25/09             850            859,384
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                          06/15/28             449             72,268
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $6,546,887)                                                   6,701,332
                                                                    -----------
MORTGAGE-BACKED SECURITIES -- 10.3%
Federal National Mortgage Association
    6.500%                         01/15/16            1,285          1,288,614
    7.000%                         01/15/16            3,000          3,051,562
    7.000%                         01/15/31              600            602,531
Federal National Mortgage Association
  Pool #345739
    7.500%                         03/01/27               29             29,568
Federal National Mortgage Association
  Pool #363317
    7.500%                         11/01/26                5              4,851
Federal National Mortgage Association
  Pool #368941
    7.500%                         12/01/26              287            294,125
Federal National Mortgage Association
  Pool #371323
    7.500%                         03/01/27              189            193,871
Government National Mortgage Association
  Pool #354675
    6.500%                         10/15/23              452            451,281
Government National Mortgage Association
  Pool #442138
    8.000%                         11/15/26              505            526,110
                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $6,394,208)                                                   6,442,513
                                                                    -----------
CORPORATE BONDS -- 12.3%
ELECTRIC -- 0.5%
Duke Capital Corp.
    8.000%                         10/01/19              300            318,632
                                                                    -----------
FINANCE - BANK -- 1.3%
M & T Bank
    8.000%                         10/01/10              275            290,770
Sanwa Bank, Ltd.
    7.400%                         06/15/11              230            222,194
Union Planters Corp.
    7.750%                         03/01/11              275            284,216
                                                                    -----------
                                                                        797,180
                                                                    -----------


 COUPON                                                PAR
  RATE                             MATURITY           (000)            VALUE+
--------                           --------          -------        -----------

CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK -- 3.0%
Boeing Capital Corp.
    7.375%                         09/27/10           $  180        $   191,813
Ford Motor Credit Corp.
    5.800%                         01/12/09              500            462,590
General Motors Acceptance Corp.
    7.750%                         01/19/10              150            156,762
Goldman Sachs Group, Inc.
    7.625%                         08/17/05              500            529,082
Lehman Brothers Holdings, Inc.
    6.250%                         05/15/06              225            224,663
Morgan Stanley Dean Witter & Co.
    6.750%                         04/15/11              300            298,446
                                                                    -----------
                                                                      1,863,356
                                                                    -----------
INDUSTRIAL -- 4.0%
Boeing Co.
    8.750%                         09/15/31              100            122,190
Clear Channel Communications, Inc.
    7.250%                         09/15/03              300            310,143
Comcast Cable Communications, Inc.
    6.750%                         01/30/11              175            171,334
E.I. Dupont de Nemours & Co.
    6.750%                         10/15/04              300            311,716
Hertz Corp.
    8.250%                         06/01/05              500            529,516
Qwest Capital Funding, Inc.
    7.900%                         08/15/10              130            134,521
Time Warner, Inc.
    9.125%                         01/15/13              280            320,540
Tyco International Group S.A.
    7.000%                         06/15/28              280            265,312
Unilever Capital Corp.
    6.875%                         11/01/05              300            313,188
                                                                    -----------
                                                                      2,478,460
                                                                    -----------
OIL & GAS -- 2.0%
Conoco, Inc.
    6.950%                         04/15/29              500            481,970
Duke Energy Field Services
    7.875%                         08/16/10              300            315,149
El Paso Energy Corp.a
    8.050%                         10/15/30              200            201,666
Enron Corp.
    6.950%                         07/15/28               60             55,145
Phillips Petroleum Co.
    8.500%                         05/25/05              200            217,216
                                                                    -----------
                                                                      1,271,146
                                                                    -----------
TELEPHONES -- 1.2%
AT&T Wireless Group
    8.750%                         03/01/31              100            104,174
Sprint Capital Corp.
    6.900%                         05/01/19              145            127,347
Vodafone Group P.L.C.
    7.750%                         02/15/10              500            526,150
                                                                    -----------
                                                                        757,671
                                                                    -----------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)            VALUE+
--------                           --------          -------        -----------

CORPORATE BONDS (CONTINUED)
TRANSPORTATION -- 0.3%
United Air Lines, Inc. Series 2001-1,
  Class A2
    7.730%                         07/01/10           $  180        $   188,861
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $7,261,920)                                                   7,675,306
                                                                    -----------
YANKEE BONDS -- 0.1%
Korea Development Bank
  (Cost $89,692)
    7.375%                         09/17/04               90             93,835
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 5.2%
U.S. TREASURY BONDS -- 4.5%
    8.750%                         08/15/20              500            661,939
    8.125%                         08/15/21            1,000          1,258,555
    7.625%                         02/15/25              707            860,766
                                                                    -----------
                                                                      2,781,260
                                                                    -----------
U.S. TREASURY NOTES -- 0.7%
    6.000%                         08/15/09              445            462,909
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,239,444)                                                   3,244,169
                                                                    -----------
COMMERCIAL PAPER -- 3.2%
Qwest Capital Funding
    4.150%                         07/02/01            1,000            999,769
Sprint Capital Corp.
    4.250%                         07/03/01            1,000            999,646
                                                                    -----------
TOTAL COMMERCIAL PAPER
  (Cost $1,999,649)                                                   1,999,415
                                                                    -----------


                                                     SHARES            VALUE+
                                                     -------        -----------
TEMPORARY INVESTMENTS -- 4.5%
Dreyfus Cash Management Plus #719                  1,765,955        $ 1,765,955
Goldman Sachs Financial Square
  Money Market Portfolio                             524,784            524,784
J.P. Morgan Institutional Prime
  Money Market Portfolio                             521,540            521,540
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,812,279)                                                   2,812,279
                                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $60,295,591)                                                $62,603,619
                                                                    ===========

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan.
IO -- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                       See Notes to Financial Statements.
68

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

ASSETS
   Investments at value (Cost $60,295,591) .........................................................      $62,603,619
   Collateral for securities loaned ................................................................        9,075,303
   Dividends receivable ............................................................................           22,527
   Interest receivable .............................................................................          339,246
   Receivable for capital stock sold ...............................................................           19,219
   Other assets ....................................................................................           36,106
                                                                                                          -----------
          Total assets .............................................................................       72,096,020
                                                                                                          -----------

LIABILITIES
   Payable upon return of securities loaned ........................................................        9,075,303
   Payable for securities purchased ................................................................        4,983,492
   Payable for capital stock redeemed ..............................................................           11,210
   Accrued expenses ................................................................................           36,071
                                                                                                          -----------
          Total liabilities ........................................................................       14,106,076
                                                                                                          -----------

NET ASSETS
Applicable to 4,212,713 Institutional Shares, 153,588 N Shares and 14,354 A Shares
   of beneficial interest outstanding, $.001 par value (Note 7) ....................................      $57,989,944
                                                                                                          ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($55,767,185/4,212,713) .........................................................................           $13.24
                                                                                                               ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($2,032,825/153,588) ............................................................................           $13.24
                                                                                                               ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($189,934/14,354) ...............................................................................           $13.23
                                                                                                               ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($13.23/0.945) (Note 5) .........................................................................           $14.00
                                                                                                               ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK -- 93.2%
AUSTRALIA -- 1.1%
Westpac Banking Corp., Ltd.                          347,317       $  2,551,489
                                                                   ------------
AUSTRIA -- 1.2%
Bayerische Hypo-und Vereinsbank A.G                   58,000          2,840,490
                                                                   ------------
BELGIUM -- 0.9%
Fortis- B                                             92,000          2,219,701
                                                                   ------------
BERMUDA -- 1.4%
XL Capital, Ltd.- A                                   39,000          3,201,900
                                                                   ------------
BRAZIL -- 1.4%
Companhia Vale do Rio Doce ADR                        75,000          1,740,000
Tele Norte Leste Participacoes S.A. ADR              107,000          1,632,820
                                                                   ------------
                                                                      3,372,820
                                                                   ------------
FINLAND -- 2.1%
Metso Oyj                                            248,000          2,750,330
Tietoenator Oyj                                      104,500          2,326,665
                                                                   ------------
                                                                      5,076,995
                                                                   ------------
FRANCE -- 6.8%
Alstom                                               125,000          3,477,278
Cap Gemini S.A                                        18,300          1,332,329
Compagnie de Saint Gobain                             20,000          2,717,483
Groupe Danone                                         19,700          2,703,405
Pechiney S.A.- A                                      60,000          3,047,645
Usinor S.A                                           291,700          3,059,635
                                                                   ------------
                                                                     16,337,775
                                                                   ------------
GERMANY -- 8.4%
Adidas-Salomon A.G                                    57,400          3,479,259
BASF A.G                                              61,000          2,390,962
E.On A.G                                              81,420          4,232,153
Linde A.G                                             70,300          2,945,930
Merck KGAA                                           100,000          3,513,257
SAP A.G                                               14,700          2,027,217
Volkswagen A.G                                        29,100          1,359,859
                                                                   ------------
                                                                     19,948,637
                                                                   ------------
GREECE -- 0.8%
Hellenic Telecommunications Organization
  (OTE) S.A                                          145,500          1,901,832
                                                                   ------------
HONG KONG -- 4.2%
China Mobile, Ltd.*                                  490,000          2,588,328
HSBC Holdings P.L.C                                  249,101          2,946,238
Hutchison Whampoa, Ltd.                              259,000          2,615,028
Smartone Telecommunications Holdings,
  Ltd                                                1,560,000        1,800,085
                                                                   ------------
                                                                      9,949,679
                                                                   ------------
IRELAND -- 1.4%
Bank of Ireland                                      327,557          3,244,399
                                                                   ------------



                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
ITALY -- 4.0%
Banca Nazionale del Lovoro                         1,012,000       $  3,169,889
ENI S.P.A                                            300,000          3,657,174
Parmalat Finanziaria S.P.A                         1,040,000          2,773,357
                                                                   ------------
                                                                      9,600,420
                                                                   ------------
JAPAN -- 15.4%
Asahi Chemical Industry Co., Ltd.                    510,000          2,142,796
Daiichi Pharmaceutical Co., Ltd.                     108,000          2,498,325
Hitachi, Ltd.                                        241,000          2,367,186
Honda Motor Co., Ltd.                                 58,000          2,548,519
JGC Corp.                                            408,000          3,402,301
Kyushu Electric Power Co., Inc.                           90              1,512
Mabuchi Motor Co., Ltd.                               30,100          3,084,442
Matsushita Electric Industrial Co., Ltd.             246,000          3,850,297
Mizuho Holdings, Inc.                                    449          2,088,111
NEC Corp.                                            158,000          2,134,697
Nihon Unisys, Ltd.                                    36,500            313,445
Promise Co., Ltd.                                     43,300          3,569,113
Rohm Co., Ltd.                                         7,600          1,180,991
Sankyo Co., Ltd.                                     150,000          2,706,157
Sumitomo Trust & Banking Co., Ltd.                   500,000          3,147,161
TDK Corp.                                             38,800          1,807,537
                                                                   ------------
                                                                     36,842,590
                                                                   ------------
MEXICO -- 2.5%
Cemex S.A. de C.V. ADR                                55,000          1,457,500
Grupo Televisa S.A. GDR*                              56,200          2,248,562
Telefonos de Mexico S.A. ADR                          66,000          2,315,940
                                                                   ------------
                                                                      6,022,002
                                                                   ------------
NETHERLANDS -- 4.6%
ABN AMRO Holding N.V                                 148,911          2,797,344
ING Groep N.V                                         41,038          2,682,041
Koninklijke KPN N.V                                  277,732          1,575,298
Wolters Kluwer N.V                                   144,000          3,870,509
                                                                   ------------
                                                                     10,925,192
                                                                   ------------
NORWAY -- 1.5%
Petroleum Geo-Services A.S.A.*                       351,500          3,558,100
                                                                   ------------
RUSSIA -- 1.0%
Lukoil Holding ADR                                    51,000          2,446,225
                                                                   ------------
SPAIN -- 4.5%
Banco Santander Central Hispano S.A                  302,000          2,735,600
Iberdrola S.A                                        225,774          2,895,666
Repsol S.A                                           191,006          3,153,142
Telefonica Moviles, S.A.*                            302,000          2,040,195
                                                                   ------------
                                                                     10,824,603
                                                                   ------------
SWEDEN -- 4.2%
ABB, Ltd.                                            123,076          1,809,106
Atlas Copco AB                                       150,000          2,907,666
Electrolux AB-B                                      225,000          3,110,927
Nordea AB                                            385,411          2,195,263
                                                                   ------------
                                                                     10,022,962
                                                                   ------------

                       See Notes to Financial Statements.
70

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------       ------------
COMMON STOCK (CONTINUED)
SWITZERLAND -- 6.5%
Nestle S.A                                            19,400       $  4,123,181
Novartis A.G                                          90,000          3,257,295
Roche Holding A.G                                     37,500          2,701,894
Swisscom A.G                                          12,000          2,857,540
Zurich Financial Services A.G                          7,637          2,604,657
                                                                   ------------
                                                                     15,544,567
                                                                   ------------
THAILAND -- 1.1%
Advanced Information Service Public Co.,
  Ltd                                                150,000          1,596,789
Bangkok Bank Public Co., Ltd.*                     1,000,000          1,015,938
                                                                   ------------
                                                                      2,612,727
                                                                   ------------
UNITED KINGDOM -- 18.2%
Boots Co. P.L.C                                      479,000          4,048,759
British Airways P.L.C                                604,000          2,922,182
British Telecommunications P.L.C                     523,120          3,288,674
GlaxoSmithKline P.L.C                                147,000          4,134,845
Great Universal Stores P.L.C                         511,000          4,373,140
Kingfisher P.L.C                                     577,000          3,122,241
Lloyds TSB Group P.L.C                               369,447          3,696,911
Nycomed Amersham P.L.C                               369,600          2,677,017
Rolls-Royce P.L.C                                  1,616,274          5,330,523
Royal Bank of Scotland Group P.L.C                   132,392          2,917,714
Royal Bank of Scotland Group P.L.C. -
  Additional Value Shares*                           131,450            163,612
Standard Chartered P.L.C                             176,000          2,254,982
Unilever P.L.C                                       550,000          4,633,418
                                                                   ------------
                                                                     43,564,018
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $238,376,381)                                               222,609,123
                                                                   ------------
PREFERRED STOCK -- 0.6%
GERMANY
Volkswagen A.G
  (Cost $1,482,403)                                   51,500          1,569,537
                                                                   ------------



 COUPON                                                PAR
  RATE                             MATURITY           (000)            VALUE+
--------                           --------          -------        -----------

U.S. TREASURY OBLIGATIONS -- 4.2%
U.S. Treasury Bills
    2.570%                         07/12/01           $3,915       $  3,911,646
    2.700%                         07/12/01            6,169          6,163,448
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $10,075,837)                                                 10,075,094
                                                                   ------------


                                                     SHARES
                                                     -------
TEMPORARY INVESTMENTS -- 0.0%
Provident Institutional Funds - TempCash
  (Cost $1,063)                                        1,063              1,063
                                                                   ------------
CURRENCY -- 0.0%
Euro Currency
  (Cost $2)                                                2                  2
                                                                   ------------
TOTAL INVESTMENTS -- 98.0%
  (Cost $249,935,686)                                               234,254,819
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 2.0%
Dividends receivable and other assets                                 1,050,167
Receivable for capital stock sold                                     4,512,548
Payable for capital stock redeemed                                     (566,138)
Accrued expenses                                                       (310,739)
                                                                   ------------
                                                                      4,685,838
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 18,041,156 Institutional Shares,
  737,532 N Shares and 165.139 A Shares of
  beneficial interest outstanding, $.001 par
  value (Note 7)                                                   $238,940,657
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($229,551,637/18,041,156)                                              $12.72
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER N SHARE ($9,386,919/737,532)                                 $12.73
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($2,101/165.139)                                           $12.72
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($12.72/0.945) (NOTE 5)                                    $13.46
                                                                         ======

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK -- 96.4%
ARGENTINA -- 1.4%
Perez Companc S.A. ADR*                               35,000        $   472,500
                                                                    -----------
BRAZIL -- 10.2%
Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar ADR                                   15,200            352,792
Companhia Vale do Rio Doce ADR                        39,900            925,680
Petroleo Brasileiro S.A. ADR                          19,400            504,400
Tele Celular Sul Participacoes S.A. ADR               32,000            646,400
Tele Norte Leste Participacoes S.A. ADR               35,526            542,127
Uniao de Bancos Brasileiros S.A. GDR                  18,000            458,100
                                                                    -----------
                                                                      3,429,499
                                                                    -----------
CHINA -- 2.9%
Huaneng Power International, Inc. ADR                 10,000            241,200
Sinopec Shanghai Petrochemical Co., Ltd.           4,950,000            723,496
                                                                    -----------
                                                                        964,696
                                                                    -----------
CROATIA -- 2.1%
Pliva D.D. GDR                                        64,000            710,400
                                                                    -----------
CZECH REPUBLIC -- 2.6%
Komercni Banka A.S. GDR*                              99,798            871,237
                                                                    -----------
EGYPT -- 1.4%
Commercial International Bank                         31,000            274,379
Commercial International Bank GDR*                    22,200            196,490
                                                                    -----------
                                                                        470,869
                                                                    -----------
GREECE -- 1.9%
Hellenic Telecommunications Organization
  (OTE) S.A                                           47,700            623,487
                                                                    -----------
HONG KONG -- 15.3%
China Mobile, Ltd.*                                  221,500          1,170,030
China Petroleum & Chemical Corp.
  (Sinopec)*                                       3,450,000            690,033
HSBC Holdings P.L.C                                   94,004          1,111,831
Hutchison Whampoa, Ltd.                               64,600            652,242
Smartone Telecommunications Holdings,
  Ltd                                                588,000            678,494
Wing Hang Bank, Ltd.                                 228,000            869,657
                                                                    -----------
                                                                      5,172,287
                                                                    -----------
HUNGARY -- 3.7%
Gedeon Richter Rt                                     13,100            727,955
Magyar Tavkozlesi Rt. ADR                             36,000            538,200
                                                                    -----------
                                                                      1,266,155
                                                                    -----------
INDIA -- 6.5%
Gujarat Ambuja Cements, Ltd. GDR                     135,500            521,675
Infosys Technologies, Ltd. ADR                         6,900            431,250
Larsen & Toubro, Ltd. GDR                             79,200            811,800
Tata Engineering & Locomotive Co., Ltd. GDR          295,000            420,375
                                                                    -----------
                                                                      2,185,100
                                                                    -----------
ISRAEL -- 0.9%
Partner Communications Co., Ltd. ADR*                 65,000            305,500
                                                                    -----------


                                                     SHARES            VALUE+
                                                     -------        -----------
COMMON STOCK (CONTINUED)
KOREA -- 12.0%
Kookmin Bank GDR                                      66,513        $   881,297
Korea Electric Power Corp. ADR                        74,200            704,900
Korea Telecom Corp. ADR                               25,700            564,886
Pohang Iron & Steel Co., Ltd. ADR                     56,200          1,108,264
Samsung Electronics Co., Ltd. GDR                     10,150            793,730
                                                                    -----------
                                                                      4,053,077
                                                                    -----------
MALAYSIA -- 2.9%
Road Builder (M) Holdings BHD                        521,000            510,053
Technology Resources Industries BHD*                 895,000            461,651
                                                                    -----------
                                                                        971,704
                                                                    -----------
MEXICO -- 13.5%
Cemex S.A. de C.V. ADR                                35,699            946,023
Grupo Financiero Banamex Accival S.A
  de C.V.-O*                                         343,000            884,378
Grupo Mexico S.A.-B                                  177,000            460,071
Grupo Televisa S.A. GDR*                              11,400            456,114
Kimberly-Clark de Mexico S.A. de C.V.-A              133,200            396,646
Panamerican Beverages, Inc.-A                         23,500            477,050
Telefonos de Mexico S.A. ADR                          14,300            501,787
Wal-Mart de Mexico S.A. de C.V. ADR*                  16,500            446,673
                                                                    -----------
                                                                      4,568,742
                                                                    -----------
POLAND -- 2.9%
Polski Koncern Naftowy Orlen S.A                     129,000            570,956
Telekomunikacja Polska S.A. GDR                       91,000            408,199
                                                                    -----------
                                                                        979,155
                                                                    -----------
RUSSIA -- 7.1%
A.O. Mosenergo ADR                                   163,900            640,849
Lukoil Holding ADR                                    13,000            623,547
Mobile Telesystems ADR*                               22,200            608,280
Surgutneftegaz ADR                                    40,800            521,832
                                                                    -----------
                                                                      2,394,508
                                                                    -----------
SINGAPORE -- 1.2%
DBS Group Holdings, Ltd.                              56,890            418,412
                                                                    -----------
SOUTH AFRICA -- 1.5%
Old Mutual P.L.C                                     220,500            505,485
                                                                    -----------
TAIWAN -- 4.1%
Chinatrust Commercial Bank                           806,360            564,448
Taiwan Semiconductor Manufacturing Co.,
  Ltd.*                                              226,800            421,600
United Microelectronics Corp.*                       310,000            411,487
                                                                    -----------
                                                                      1,397,535
                                                                    -----------
THAILAND -- 2.3%
Advanced Information Service Public Co.,
  Ltd                                                 73,000            777,104
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $33,295,608)                                                 32,537,452
                                                                    -----------
RIGHTS & WARRANTS -- 0.0%
MEXICO
Cemex S.A. de C.V. ADR*
  (Cost $2,205)                                        1,260              2,835
                                                                    -----------

                       See Notes to Financial Statements.
72

                              HARRIS INSIGHT FUNDS
                              EMERGING MARKETS FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)
================================================================================

 COUPON                                                PAR
  RATE                             MATURITY           (000)            VALUE+
--------                           --------          -------        -----------

U.S. TREASURY OBLIGATIONS -- 3.2%
U.S. Treasury Bills
    2.570%                         07/12/01           $ 59          $    58,949
    3.080%                         07/12/01            114              113,883
    3.200%                         07/12/01            103              102,890
    3.500%                         07/12/01             94               93,890
    3.600%                         07/12/01            720              719,136
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,088,853)                                                   1,088,748
                                                                    -----------

                                                     SHARES
                                                     -------
TEMPORARY INVESTMENTS -- 0.0%
Provident Institutional Funds - TempCash
  (Cost $863)                                            863                863
                                                                    -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $34,387,529)                                                 33,629,898
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 0.4%
Dividends receivable and other assets                                   197,021
Receivable for capital stock sold                                        75,000
Payable for capital stock redeemed                                      (77,129)
Accrued expenses                                                        (52,934)
                                                                    -----------
                                                                        141,958
                                                                    -----------
NET ASSETS -- 100.0%
Applicable to 4,892,600 Institutional Shares,
  50,721 N Shares and 893.336 A Shares of
  beneficial interest outstanding, $.001
  par value (Note 7)                                                $33,771,856
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($33,421,868/4,892,600)                                                 $6.83
                                                                          =====
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER N SHARE ($343,946/50,721)                                     $6.78
                                                                          =====
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($6,042/893.336)                                            $6.76
                                                                          =====
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($6.76/0.945) (NOTE 5)                                      $7.15
                                                                          =====

----------
+ See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                  MONEY MARKET FUNDS
                                                                                   ------------------------------------------------
                                                                                    GOVERNMENT                          TAX-EXEMPT
                                                                                   MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                                                       FUND              FUND             FUND
                                                                                   ------------      ------------      ------------
INVESTMENT INCOME:
  Interest .....................................................................    $14,715,966      $116,790,204       $16,985,081
  Dividends ....................................................................             --                --                --
  Foreign taxes withheld .......................................................             --                --                --
                                                                                    -----------      ------------       -----------
    Total investment income ....................................................     14,715,966       116,790,204        16,985,081
                                                                                    -----------      ------------       -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .............................................        297,371         2,193,404           509,389
  Rule 12b-1 fee (Note 4) ......................................................        149,455           668,304           124,249
  Shareholder services fee (Note 4) ............................................        373,638         1,670,759           310,624
  Commitment fee (Note 9) ......................................................          5,675            44,413            10,032
  Transfer agency fee (Note 3) .................................................         49,261           209,136            47,683
  Administration fee (Note 3) ..................................................        237,422         1,921,170           425,455
  Custodian fee (Note 3) .......................................................         27,708           189,088            52,934
  Directors' fees and expenses .................................................          5,117            40,045             9,045
  Audit fee ....................................................................          9,652            75,644            17,056
  Legal fee ....................................................................          3,411            26,697             6,030
  Deferred offering expense ....................................................             --                --                --
  Amortization of organization expenses (Note 2f) ..............................             --                --                --
  Reports to shareholders ......................................................         11,517            90,137            20,359
  Registration fees ............................................................         24,541           106,042            26,101
  Miscellaneous ................................................................         18,105            62,427            50,403
                                                                                    -----------      ------------       -----------
    Total expenses .............................................................      1,212,873         7,297,266         1,609,360
                                                                                    -----------      ------------       -----------
  Less fee waivers and expense reimbursements (Notes 3,4) ......................       (134,067)       (1,045,519)               --
                                                                                    -----------      ------------       -----------
    Net expenses ...............................................................      1,078,806         6,251,747         1,609,360
                                                                                    -----------      ------------       -----------
  NET INVESTMENT INCOME/(LOSS) .................................................     13,637,160       110,538,457        15,375,721
                                                                                    -----------      ------------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ....................................................         91,276             1,653                --
    Futures contracts ..........................................................             --                --                --
    Foreign currency transactions ..............................................             --                --                --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................................             --                --                --
    Futures contracts ..........................................................             --                --                --
    Foreign currency transactions ..............................................             --                --                --
                                                                                    -----------      ------------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........................         91,276             1,653                --
                                                                                    -----------      ------------       -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............................    $13,728,436      $110,540,110       $15,375,721
                                                                                    ===========      ============       ===========


                                                                                                    FIXED INCOME FUNDS
                                                                                   ------------------------------------------------
                                                                                         SHORT/                      INTERMEDIATE
                                                                                    INTERMEDIATE BOND    BOND       GOVERNMENT BOND
                                                                                          FUND           FUND             FUND
                                                                                    -----------------  ----------   ---------------
INVESTMENT INCOME:
  Interest .....................................................................       $7,647,696      $7,333,507      $2,308,484
  Dividends ....................................................................               --              --              --
  Foreign taxes withheld .......................................................               --              --              --
                                                                                       ----------      ----------      ----------
    Total investment income ....................................................        7,647,696       7,333,507       2,308,484
                                                                                       ----------      ----------      ----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .............................................          810,487         702,039         228,822
  Rule 12b-1 fee (Note 4) ......................................................              482              56             221
  Shareholder services fee (Note 4) ............................................            5,289           5,294           6,895
  Commitment fee (Note 9) ......................................................            2,370           2,211             720
  Transfer agency fee (Note 3) .................................................           24,522          25,234          25,616
  Administration fee (Note 3) ..................................................          210,326         195,343          71,517
  Custodian fee (Note 3) .......................................................           16,122          14,897           8,450
  Directors' fees and expenses .................................................            2,137           1,993             650
  Audit fee ....................................................................            4,031           3,760           1,226
  Legal fee ....................................................................            1,424           1,329             433
  Deferred offering expense ....................................................               --              --              --
  Amortization of organization expenses (Note 2f) ..............................               --           1,323           1,991
  Reports to shareholders ......................................................            4,810           4,487           1,462
  Registration fees ............................................................            4,396          10,715           7,947
  Miscellaneous ................................................................           10,763           8,772           3,609
                                                                                       ----------      ----------      ----------
    Total expenses .............................................................        1,097,159         977,453         359,559
                                                                                       ----------      ----------      ----------
  Less fee waivers and expense reimbursements (Notes 3,4) ......................         (396,684)       (324,067)       (176,435)
                                                                                       ----------      ----------      ----------
    Net expenses ...............................................................          700,475         653,386         183,124
                                                                                       ----------      ----------      ----------
  NET INVESTMENT INCOME/(LOSS) .................................................        6,947,221       6,680,121       2,125,360
                                                                                       ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ....................................................        1,441,250       1,439,647         414,603
    Futures contracts ..........................................................          489,011         207,549         266,964
    Foreign currency transactions ..............................................               --              --              --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................................        1,275,758         374,120        (160,601)
    Futures contracts ..........................................................         (743,446)       (700,547)       (433,805)
    Foreign currency transactions ..............................................               --              --              --
                                                                                       ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........................        2,462,573       1,320,769          87,161
                                                                                       ----------      ----------      ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............................       $9,409,794      $8,000,890      $2,212,521
                                                                                       ==========      ==========      ==========

                                                                                                    FIXED INCOME FUNDS
                                                                                   ------------------------------------------------
                                                                                      INTERMEDIATE                      CONVERTIBLE
                                                                                    TAX-EXEMPT BOND   TAX-EXEMPT BOND    SECURITIES
                                                                                          FUND              FUND            FUND
                                                                                    ---------------   ---------------   -----------
INVESTMENT INCOME:
  Interest .....................................................................       $4,976,564        $2,961,962     $   437,701
  Dividends ....................................................................               --                --         492,700
  Foreign taxes withheld .......................................................               --                --              --
                                                                                       ----------        ----------     -----------
    Total investment income ....................................................        4,976,564         2,961,962         930,401
                                                                                       ----------        ----------     -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .............................................          593,853           330,351         143,660
  Rule 12b-1 fee (Note 4) ......................................................               33               175              13
  Shareholder services fee (Note 4) ............................................            1,436             1,270             339
  Commitment fee (Note 9) ......................................................            2,026             1,127             421
  Transfer agency fee (Note 3) .................................................           17,065            12,774          16,806
  Administration fee (Note 3) ..................................................          180,284           103,071          44,714
  Custodian fee (Note 3) .......................................................           16,845            11,121           6,306
  Directors' fees and expenses .................................................            1,826             1,016             379
  Audit fee ....................................................................            3,447             1,918             715
  Legal fee ....................................................................            1,218               678             253
  Deferred offering expense ....................................................               --                --              --
  Amortization of organization expenses (Note 2f) ..............................              611               655           1,991
  Reports to shareholders ......................................................            4,111             2,288             854
  Registration fees ............................................................            7,511             6,236           6,322
  Miscellaneous ................................................................           10,151             5,065           3,235
                                                                                       ----------        ----------     -----------
    Total expenses .............................................................          840,417           477,745         226,008
                                                                                       ----------        ----------     -----------
  Less fee waivers and expense reimbursements (Notes 3,4) ......................         (608,707)         (343,636)        (36,846)
                                                                                       ----------        ----------     -----------
    Net expenses ...............................................................          231,710           134,109         189,162
                                                                                       ----------        ----------     -----------
  NET INVESTMENT INCOME/(LOSS) .................................................        4,744,854         2,827,853         741,239
                                                                                       ----------        ----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ....................................................        1,392,962         1,009,661      (1,857,152)
    Futures contracts ..........................................................               --                --              --
    Foreign currency transactions ..............................................               --                --              --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................................          278,973          (425,484)     (2,403,590)
    Futures contracts ..........................................................               --                --              --
    Foreign currency transactions ..............................................               --                --              --
                                                                                       ----------        ----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........................        1,671,935           584,177      (4,260,742)
                                                                                       ----------        ----------     -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............................       $6,416,789        $3,412,030     $(3,519,503)
                                                                                       ==========        ==========     ===========

                       See Notes to Financial Statements.
74 & 75

                              HARRIS INSIGHT FUNDS
                      STATEMENTS OF OPERATIONS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                         EQUITY FUNDS
                                                                                          -----------------------------------------

                                                                                                          EQUITY           CORE
                                                                                            EQUITY        INCOME          EQUITY
                                                                                             FUND          FUND            FUND
                                                                                          ----------    -----------    ------------
INVESTMENT INCOME:
  Interest .....................................................................          $  255,257    $    83,756    $    125,425
  Dividends ....................................................................           2,235,056        582,513         863,785
  Foreign taxes withheld .......................................................                  --             --              --
                                                                                          ----------    -----------    ------------
    Total investment income ....................................................           2,490,313        666,269         989,210
                                                                                          ----------    -----------    ------------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .............................................           1,292,395        241,706         749,248
  Rule 12b-1 fee (Note 4) ......................................................                 207            636             920
  Shareholder services fee (Note 4) ............................................              21,359          6,142           8,105
  Commitment fee (Note 9) ......................................................               3,780            707           1,705
  Transfer agency fee (Note 3) .................................................              36,882         16,902          27,320
  Administration fee (Note 3) ..................................................             329,050         68,474         154,281
  Custodian fee (Note 3) .......................................................              27,498          6,108          21,472
  Directors' fees and expenses .................................................               3,409            637           1,538
  Audit fee ....................................................................               6,433          1,203           2,901
  Legal fee ....................................................................               2,272            425           1,025
  Deferred offering expense ....................................................                  --             --              --
  Amortization of organization expenses (Note 2f) ..............................                  --            611             611
  Reports to shareholders ......................................................               7,673          1,435           3,461
  Registration fees ............................................................               4,345          6,706          10,297
  Miscellaneous ................................................................               6,398          4,252           6,148
                                                                                          ----------    -----------    ------------
    Total expenses .............................................................           1,741,701        355,944         989,032
                                                                                          ----------    -----------    ------------
  Less fee waivers and expense reimbursements (Notes 3,4) ......................              (9,000)       (28,042)        (64,260)
                                                                                          ----------    -----------    ------------
    Net expenses ...............................................................           1,732,701        327,902         924,772
                                                                                          ----------    -----------    ------------
  NET INVESTMENT INCOME/(LOSS) .................................................             757,612        338,367          64,438
                                                                                          ----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ....................................................           1,001,729      2,029,405         333,995
    Futures contracts ..........................................................                  --             --              --
    Foreign currency transactions ..............................................                  --             --              --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................................           1,574,728     (5,653,765)    (10,405,210)
    Futures contracts ..........................................................                  --             --              --
    Foreign currency transactions ..............................................                  --             --              --
                                                                                          ----------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........................           2,576,457     (3,624,360)    (10,071,215)
                                                                                          ----------    -----------    ------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............................          $3,334,069    $(3,285,993)   $(10,006,777)
                                                                                          ==========    ===========    ============

                                                                                                        EQUITY FUNDS
                                                                                       --------------------------------------------

                                                                                         SMALL-CAP      SMALL-CAP
                                                                                        OPPORTUNITY       VALUE          INDEX
                                                                                            FUND          FUND            FUND
                                                                                       ------------    -----------    ------------
INVESTMENT INCOME:
  Interest .....................................................................       $    479,067    $   399,389    $    316,074
  Dividends ....................................................................            713,772        578,661       3,123,527
  Foreign taxes withheld .......................................................                 --             --              --
                                                                                       ------------    -----------    ------------
    Total investment income ....................................................          1,192,839        978,050       3,439,601
                                                                                       ------------    -----------    ------------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .............................................          2,239,266        717,082         655,034
  Rule 12b-1 fee (Note 4) ......................................................                 66            216              --
  Shareholder services fee (Note 4) ............................................             12,953          3,037          29,693
  Commitment fee (Note 9) ......................................................              4,585          1,831           5,369
  Transfer agency fee (Note 3) .................................................             34,945         24,136          41,032
  Administration fee (Note 3) ..................................................            398,498        164,321         454,886
  Custodian fee (Note 3) .......................................................             37,788         14,448          46,745
  Directors' fees and expenses .................................................              4,134          1,651           4,841
  Audit fee ....................................................................              7,800          3,118           9,133
  Legal fee ....................................................................              2,756          1,100           3,227
  Deferred offering expense ....................................................                 --             --              --
  Amortization of organization expenses (Note 2f) ..............................                611          1,991             611
  Reports to shareholders ......................................................              9,305          3,715          10,896
  Registration fees ............................................................             13,516          8,245          15,502
  Miscellaneous ................................................................             12,597          5,829          26,732
                                                                                       ------------    -----------    ------------
    Total expenses .............................................................          2,778,820        950,720       1,303,701
                                                                                       ------------    -----------    ------------
  Less fee waivers and expense reimbursements (Notes 3,4) ......................            (78,681)       (60,078)        (94,946)
                                                                                       ------------    -----------    ------------
    Net expenses ...............................................................          2,700,139        890,642       1,208,755
                                                                                       ------------    -----------    ------------
  NET INVESTMENT INCOME/(LOSS) .................................................         (1,507,300)        87,408       2,230,846
                                                                                       ------------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ....................................................             (9,172)    18,962,127       6,922,331
    Futures contracts ..........................................................                 --             --      (2,040,787)
    Foreign currency transactions ..............................................                 --             --              --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................................        (10,485,131)     4,277,553     (46,456,657)
    Futures contracts ..........................................................                 --             --        (124,025)
    Foreign currency transactions ..............................................                 --             --              --
                                                                                       ------------    -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........................        (10,494,303)    23,239,680     (41,699,138)
                                                                                       ------------    -----------    ------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............................       $(12,001,603)   $23,327,088    $(39,468,292)
                                                                                       ============    ===========    ============

                                                                                                       EQUITY FUNDS
                                                                                       ------------------------------------------
                                                                                        LARGE-CAP     SMALL-CAP
                                                                                       AGGRESSIVE     AGGRESSIVE
                                                                                         GROWTH         GROWTH        TECHNOLOGY
                                                                                          FUND          FUND(1)          FUND
                                                                                       ----------     ----------      -----------
INVESTMENT INCOME:
  Interest .....................................................................        $   3,607      $   8,504      $     7,975
  Dividends ....................................................................            3,625          9,756            2,347
  Foreign taxes withheld .......................................................               --             --               --
                                                                                        ---------      ---------      -----------
    Total investment income ....................................................            7,232         18,260           10,322
                                                                                        ---------      ---------      -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .............................................            5,730         11,373           12,434
  Rule 12b-1 fee (Note 4) ......................................................               --             --               --
  Shareholder services fee (Note 4) ............................................               --             --               --
  Commitment fee (Note 9) ......................................................               15             27               34
  Transfer agency fee (Note 3) .................................................              142            184              205
  Administration fee (Note 3) ..................................................            1,397          2,600            2,660
  Custodian fee (Note 3) .......................................................           13,499         16,045           12,847
  Directors' fees and expenses .................................................               14             25               30
  Audit fee ....................................................................               27             47               58
  Legal fee ....................................................................                9             17               20
  Deferred offering expense ....................................................            7,738          7,738            7,738
  Amortization of organization expenses (Note 2f) ..............................               --             --               --
  Reports to shareholders ......................................................               32             56               69
  Registration fees ............................................................              378            276              378
  Miscellaneous ................................................................              811            843            1,278
                                                                                        ---------      ---------      -----------
    Total expenses .............................................................           29,792         39,231           37,751
                                                                                        ---------      ---------      -----------
  Less fee waivers and expense reimbursements (Notes 3,4) ......................          (22,137)       (24,059)         (21,165)
                                                                                        ---------      ---------      -----------
    Net expenses ...............................................................            7,655         15,172           16,586
                                                                                        ---------      ---------      -----------
  NET INVESTMENT INCOME/(LOSS) .................................................             (423)         3,088           (6,264)
                                                                                        ---------      ---------      -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ....................................................         (174,976)      (199,547)        (302,155)
    Futures contracts ..........................................................               --             --               --
    Foreign currency transactions ..............................................               --             --               --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................................         (347,836)       377,648         (907,469)
    Futures contracts ..........................................................               --             --               --
    Foreign currency transactions ..............................................               --             --               --
                                                                                        ---------      ---------      -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........................         (522,812)       178,101       (1,209,624)
                                                                                        ---------      ---------      -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............................        $(523,235)     $ 181,189      $(1,215,888)
                                                                                        =========      =========      ===========

                                                                                                        EQUITY FUNDS
                                                                                      -------------------------------------------

                                                                                                                         EMERGING
                                                                                       BALANCED       INTERNATIONAL       MARKETS
                                                                                         FUND              FUND            FUND
                                                                                      -----------      ------------     ---------
INVESTMENT INCOME:
  Interest .....................................................................      $   894,401      $    214,151     $  30,558
  Dividends ....................................................................          161,351         3,676,635       573,401
  Foreign taxes withheld .......................................................               --          (390,041)      (43,083)
                                                                                      -----------      ------------     ---------
    Total investment income ....................................................        1,055,752         3,500,745       560,876
                                                                                      -----------      ------------     ---------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .............................................          172,529         1,284,811       213,586
  Rule 12b-1 fee (Note 4) ......................................................              189                 3             9
  Shareholder services fee (Note 4) ............................................            2,502             7,421           814
  Commitment fee (Note 9) ......................................................              589             2,508           350
  Transfer agency fee (Note 3) .................................................           23,729            27,946        11,216
  Administration fee (Note 3) ..................................................           58,504           230,822        38,941
  Custodian fee (Note 3) .......................................................           22,798            75,210        33,966
  Directors' fees and expenses .................................................              531             2,261           315
  Audit fee ....................................................................            1,002             4,263           595
  Legal fee ....................................................................              354             1,507           210
  Deferred offering expense ....................................................               --                --            --
  Amortization of organization expenses (Note 2f) ..............................            1,991               611            --
  Reports to shareholders ......................................................            1,195             5,089           710
  Registration fees ............................................................            9,416            10,286         8,217
  Miscellaneous ................................................................           11,470            15,555         1,560
                                                                                      -----------      ------------     ---------
    Total expenses .............................................................          306,799         1,668,293       310,489
                                                                                      -----------      ------------     ---------
  Less fee waivers and expense reimbursements (Notes 3,4) ......................          (51,066)           (9,000)      (13,342)
                                                                                      -----------      ------------     ---------
    Net expenses ...............................................................          255,733         1,659,293       297,147
                                                                                      -----------      ------------     ---------
  NET INVESTMENT INCOME/(LOSS) .................................................          800,019         1,841,452       263,729
                                                                                      -----------      ------------     ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ....................................................           44,663        (7,957,528)     (850,481)
    Futures contracts ..........................................................           79,494                --            --
    Foreign currency transactions ..............................................               --          (431,367)      (10,128)
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................................          (26,919)      (21,769,870)      310,814
    Futures contracts ..........................................................          (81,836)               --            --
    Foreign currency transactions ..............................................               --            56,475          (509)
                                                                                      -----------      ------------     ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........................           15,402       (30,102,290)     (550,304)
                                                                                      -----------      ------------     ---------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............................      $   815,421      $(28,260,838)    $(286,575)
                                                                                      ===========      ============     =========

  (1) For the period 01/09/01 (commencement of operations) to 06/30/01.

                       See Notes to Financial Statements.
76 & 77

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                  MONEY MARKET FUNDS
                                                                                 --------------------------------------------------
                                                                                  GOVERNMENT                           TAX-EXEMPT
                                                                                 MONEY MARKET      MONEY MARKET       MONEY MARKET
                                                                                     FUND              FUND               FUND
                                                                                 ------------     --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................          $ 13,637,160     $  110,538,457     $   15,375,721
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................                91,276              1,653                 --
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................                    --                 --                 --
                                                                                 ------------     --------------     --------------
Increase/(decrease) in net assets from operations .....................            13,728,436        110,540,110         15,375,721
                                                                                 ------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................            (6,525,402)       (78,064,683)       (11,766,576)
  N Shares ............................................................            (7,111,779)       (32,473,772)        (3,609,145)
  A Shares ............................................................                    --                 --                 --
  B Shares ............................................................                    --                 (1)                --
                                                                                 ------------     --------------     --------------
Total distributions from net investment income ........................           (13,637,181)      (110,538,456)       (15,375,721)
                                                                                 ------------     --------------     --------------
Net realized gains on investments:
  Institutional Shares ................................................                    --                 --                 --
  N Shares ............................................................                    --                 --                 --
  A Shares ............................................................                    --                 --                 --
  B Shares ............................................................                    --                 --                 --
                                                                                 ------------     --------------     --------------
  Total distributions from net realized gains .........................                    --                 --                 --
                                                                                 ------------     --------------     --------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................           (11,827,263)       851,578,548        (25,221,787)
  N Shares ............................................................           (51,597,050)        47,199,926         (2,318,846)
  A Shares ............................................................                    --                 --                 --
  B Shares ............................................................                    --              4,559                 --
                                                                                 ------------     --------------     --------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................           (63,424,313)       898,783,033        (27,540,633)
                                                                                 ------------     --------------     --------------
Total increase/(decrease) in net assets ...............................           (63,333,058)       898,784,687        (27,540,633)

NET ASSETS:
Beginning of period ...................................................           648,431,341      3,360,020,829      1,068,399,833
                                                                                 ------------     --------------     --------------
End of period .........................................................          $585,098,283     $4,258,805,516     $1,040,859,200
                                                                                 ============     ==============     ==============

                                                                                                   FIXED INCOME FUNDS
                                                                                ---------------------------------------------------
                                                                                     SHORT/                          INTERMEDIATE
                                                                                INTERMEDIATE BOND       BOND        GOVERNMENT BOND
                                                                                      FUND              FUND             FUND
                                                                                -----------------   ------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................           $  6,947,221      $  6,680,121      $ 2,125,360
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................              1,930,261         1,647,196          681,567
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................                532,312          (326,427)        (594,406)
                                                                                  ------------      ------------      -----------
Increase/(decrease) in net assets from operations .....................              9,409,794         8,000,890        2,212,521
                                                                                  ------------      ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................             (6,814,664)       (6,552,767)      (1,961,046)
  N Shares ............................................................               (121,557)         (126,027)        (159,862)
  A Shares ............................................................                (10,999)           (1,327)          (4,236)
  B Shares ............................................................                     --                --             (216)
                                                                                  ------------      ------------      -----------
Total distributions from net investment income ........................             (6,947,220)       (6,680,121)      (2,125,360)
                                                                                  ------------      ------------      -----------
Net realized gains on investments:
  Institutional Shares ................................................                     --                --               --
  N Shares ............................................................                     --                --               --
  A Shares ............................................................                     --                --               --
  B Shares ............................................................                     --                --               --
                                                                                  ------------      ------------      -----------
  Total distributions from net realized gains .........................                     --                --               --
                                                                                  ------------      ------------      -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................             (1,805,930)       (2,212,466)         123,233
  N Shares ............................................................                697,760           548,893            1,005
  A Shares ............................................................                549,858            23,944          181,408
  B Shares ............................................................                     --                --           69,689
                                                                                  ------------      ------------      -----------
Increase/(decrease) in net assets from capital share
  transactions ........................................................               (558,312)       (1,639,629)         375,335
                                                                                  ------------      ------------      -----------
Total increase/(decrease) in net assets ...............................              1,904,262          (318,860)         462,496

NET ASSETS:
Beginning of period ...................................................            231,786,320       214,898,623       68,548,231
                                                                                  ------------      ------------      -----------
End of period .........................................................           $233,690,582      $214,579,763      $69,010,727
                                                                                  ============      ============      ===========

                                                                                                 FIXED INCOME FUNDS
                                                                                ------------------------------------------------
                                                                                  INTERMEDIATE                       CONVERTIBLE
                                                                                TAX-EXEMPT BOND   TAX-EXEMPT BOND    SECURITIES
                                                                                      FUND              FUND             FUND
                                                                                ---------------   ---------------    -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................           $  4,744,854      $  2,827,853     $   741,239
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................              1,392,962         1,009,661      (1,857,152)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................                278,973          (425,484)     (2,403,590)
                                                                                  ------------      ------------     -----------
Increase/(decrease) in net assets from operations .....................              6,416,789         3,412,030      (3,519,503)
                                                                                  ------------      ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................             (4,718,053)       (2,799,803)       (734,347)
  N Shares ............................................................                (26,145)          (24,810)         (5,512)
  A Shares ............................................................                   (594)           (3,200)           (214)
  B Shares ............................................................                     --               (37)             --
                                                                                  ------------      ------------     -----------
Total distributions from net investment income ........................             (4,744,792)       (2,827,850)       (740,073)
                                                                                  ------------      ------------     -----------
Net realized gains on investments:
  Institutional Shares ................................................                     --                --        (568,215)
  N Shares ............................................................                     --                --          (5,472)
  A Shares ............................................................                     --                --            (295)
  B Shares ............................................................                     --                --              --
                                                                                  ------------      ------------     -----------
  Total distributions from net realized gains .........................                     --                --        (573,982)
                                                                                  ------------      ------------     -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................              4,941,192        (3,572,701)     (3,286,371)
  N Shares ............................................................                717,911            42,496         134,379
  A Shares ............................................................                 61,077           202,487           2,230
  B Shares ............................................................                     --            55,047              --
                                                                                  ------------      ------------     -----------
Increase/(decrease) in net assets from capital share
  transactions ........................................................              5,720,180        (3,272,671)     (3,149,762)
                                                                                  ------------      ------------     -----------
Total increase/(decrease) in net assets ...............................              7,392,177        (2,688,491)     (7,983,320)

NET ASSETS:
Beginning of period ...................................................            197,638,987       111,438,425      45,834,927
                                                                                  ------------      ------------     -----------
End of period .........................................................           $205,031,164      $108,749,934     $37,851,607
                                                                                  ============      ============     ===========

                       See Notes to Financial Statements.
78 & 79

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                   EQUITY FUNDS
                                                                                 ------------------------------------------------

                                                                                                      EQUITY            CORE
                                                                                    EQUITY            INCOME           EQUITY
                                                                                     FUND              FUND              FUND
                                                                                 ------------       -----------      ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................          $    757,612       $   338,367      $     64,438
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................             1,001,729         2,029,405           333,995
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................             1,574,728        (5,653,765)      (10,405,210)
                                                                                 ------------       -----------      ------------
Increase/(decrease) in net assets from operations .....................             3,334,069        (3,285,993)      (10,006,777)
                                                                                 ------------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................              (844,905)         (335,434)               --
  N Shares ............................................................               (13,365)          (19,402)               --
  A Shares ............................................................                  (149)           (2,019)               --
  B Shares ............................................................                    --               (12)               --
                                                                                 ------------       -----------      ------------
Total distributions from net investment income ........................              (858,419)         (356,867)               --
                                                                                 ------------       -----------      ------------
Net realized gains on investments:
  Institutional Shares ................................................           (19,287,074)               --        (5,822,740)
  N Shares ............................................................              (976,432)               --          (255,235)
  A Shares ............................................................                (8,093)               --           (27,166)
  B Shares ............................................................                    --                --              (231)
                                                                                 ------------       -----------      ------------
Total distributions from net realized gains ...........................           (20,271,599)               --        (6,105,372)
                                                                                 ------------       -----------      ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................            10,589,440         3,161,237         6,442,755
  N Shares ............................................................             2,320,857          (308,112)          953,754
  A Shares ............................................................                (7,180)          (27,799)           51,071
  B Shares ............................................................                    --             4,002             6,552
                                                                                 ------------       -----------      ------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................            12,903,117         2,829,328         7,454,132
                                                                                 ------------       -----------      ------------
Total increase/(decrease) in net assets ...............................            (4,892,832)         (813,532)       (8,658,017)

NET ASSETS:
Beginning of period ...................................................           362,297,489        70,557,694       173,380,767
                                                                                 ------------       -----------      ------------
End of period .........................................................          $357,404,657       $69,744,162      $164,722,750
                                                                                 ============       ===========      ============

                                                                                                   EQUITY FUNDS
                                                                                ---------------------------------------------------

                                                                                 SMALL-CAP         SMALL-CAP
                                                                                OPPORTUNITY          VALUE               INDEX
                                                                                    FUND             FUND                 FUND
                                                                                ------------      ------------        ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................         $ (1,507,300)     $     87,408        $  2,230,846
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................               (9,172)       18,962,127           4,881,544
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................          (10,485,131)        4,277,553         (46,580,682)
                                                                                ------------      ------------        ------------
Increase/(decrease) in net assets from operations .....................          (12,001,603)       23,327,088         (39,468,292)
                                                                                ------------      ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................                   --                --          (2,209,899)
  N Shares ............................................................                   --                --             (76,086)
  A Shares ............................................................                   --                --                  --
  B Shares ............................................................                   --                --                  --
                                                                                ------------      ------------        ------------
Total distributions from net investment income ........................                   --                --          (2,285,985)
                                                                                ------------      ------------        ------------
Net realized gains on investments:
  Institutional Shares ................................................           (6,382,463)       (3,769,750)         (2,021,640)
  N Shares ............................................................             (137,968)          (60,764)            (96,587)
  A Shares ............................................................               (1,030)           (4,880)                 --
  B Shares ............................................................                  (15)             (864)                 --
                                                                                ------------      ------------        ------------
Total distributions from net realized gains ...........................           (6,521,476)       (3,836,258)         (2,118,227)
                                                                                ------------      ------------        ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................           13,976,061        60,324,788          (2,996,781)
  N Shares ............................................................            2,244,917         6,143,222             (36,239)
  A Shares ............................................................               23,680           207,789                  --
  B Shares ............................................................                1,034            52,643                  --
                                                                                ------------      ------------        ------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................           16,245,692        66,728,442          (3,033,020)
                                                                                ------------      ------------        ------------
Total increase/(decrease) in net assets ...............................           (2,277,387)       86,219,272         (46,905,524)

NET ASSETS:
Beginning of period ...................................................          474,260,229       151,099,251         557,334,896
                                                                                ------------      ------------        ------------
End of period .........................................................         $471,982,842      $237,318,523        $510,429,372
                                                                                ============      ============        ============

                                                                                                   EQUITY FUNDS
                                                                                -----------------------------------------------
                                                                                 LARGE-CAP        SMALL-CAP
                                                                                AGGRESSIVE        AGGRESSIVE
                                                                                  GROWTH            GROWTH          TECHNOLOGY
                                                                                   FUND             FUND(1)            FUND
                                                                                ----------        ----------        -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................         $     (423)       $    3,088        $    (6,264)
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................           (174,976)         (199,547)          (302,155)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................           (347,836)          377,648           (907,469)
                                                                                ----------        ----------        -----------
Increase/(decrease) in net assets from operations .....................           (523,235)          181,189         (1,215,888)
                                                                                ----------        ----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................                 --                --                 --
  N Shares ............................................................                 --                --                 --
  A Shares ............................................................                 --                --                 --
  B Shares ............................................................                 --                --                 --
                                                                                ----------        ----------        -----------
Total distributions from net investment income ........................                 --                --                 --
                                                                                ----------        ----------        -----------
Net realized gains on investments:
  Institutional Shares ................................................                 --                --                 --
  N Shares ............................................................                 --                --                 --
  A Shares ............................................................                 --                --                 --
  B Shares ............................................................                 --                --                 --
                                                                                ----------        ----------        -----------
Total distributions from net realized gains ...........................                 --                --                 --
                                                                                ----------        ----------        -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................          2,519,618         5,687,128          3,517,116
  N Shares ............................................................                 --                --                 --
  A Shares ............................................................                 --                --                 --
  B Shares ............................................................                 --                --                 --
                                                                                ----------        ----------        -----------
Increase/(decrease) in net assets from capital share
  transactions ........................................................          2,519,618         5,687,128          3,517,116
                                                                                ----------        ----------        -----------
Total increase/(decrease) in net assets ...............................          1,996,383         5,868,317          2,301,228

NET ASSETS:
Beginning of period ...................................................             24,331                --          2,038,064
                                                                                ----------        ----------        -----------
End of period .........................................................         $2,020,714        $5,868,317        $ 4,339,292
                                                                                ==========        ==========        ===========

                                                                                                   EQUITY FUNDS
                                                                                ------------------------------------------------

                                                                                                                       EMERGING
                                                                                 BALANCED        INTERNATIONAL         MARKETS
                                                                                   FUND              FUND               FUND
                                                                                -----------      -------------       -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................         $   800,019       $  1,841,452       $   263,729
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................             124,157         (8,388,895)         (860,609)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................            (108,755)       (21,713,395)          310,305
                                                                                -----------       ------------       -----------
Increase/(decrease) in net assets from operations .....................             815,421        (28,260,838)         (286,575)
                                                                                -----------       ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................            (753,224)                --                --
  N Shares ............................................................             (25,472)                --                --
  A Shares ............................................................              (1,963)                --                --
  B Shares ............................................................                  --                 --                --
                                                                                -----------       ------------       -----------
Total distributions from net investment income ........................            (780,659)                --                --
                                                                                -----------       ------------       -----------
Net realized gains on investments:
  Institutional Shares ................................................            (174,136)                --                --
  N Shares ............................................................              (6,346)                --                --
  A Shares ............................................................                (562)                --                --
  B Shares ............................................................                  --                 --                --
                                                                                -----------       ------------       -----------
Total distributions from net realized gains ...........................            (181,044)                --                --
                                                                                -----------       ------------       -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................            (293,876)         3,276,554         1,479,982
  N Shares ............................................................             (29,610)         6,756,046           (37,675)
  A Shares ............................................................              58,285                 --            (2,059)
  B Shares ............................................................                  --                 --                --
                                                                                -----------       ------------       -----------
Increase/(decrease) in net assets from capital share
  transactions ........................................................            (265,201)        10,032,600         1,440,248
                                                                                -----------       ------------       -----------
Total increase/(decrease) in net assets ...............................            (411,483)       (18,228,238)        1,153,673

NET ASSETS:
Beginning of period ...................................................          58,401,427        257,168,895        32,618,183
                                                                                -----------       ------------       -----------
End of period .........................................................         $57,989,944       $238,940,657       $33,771,856
                                                                                ===========       ============       ===========

  (1) For the period 01/09/01 (commencement of operations) to 06/30/01.

                       See Notes to Financial Statements.
80 & 81

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                    MONEY MARKET FUNDS
                                                                                 -------------------------------------------------
                                                                                  GOVERNMENT                          TAX-EXEMPT
                                                                                 MONEY MARKET     MONEY MARKET       MONEY MARKET
                                                                                     FUND             FUND               FUND
                                                                                 ------------    --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................          $ 30,641,930    $  195,598,423     $   34,266,123
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................                   862           (87,424)             4,696
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................                    --                --                 --
                                                                                 ------------    --------------     --------------
Increase/(decrease) in net assets from operations .....................            30,642,792       195,510,999         34,270,819
                                                                                 ------------    --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................           (13,666,002)     (128,606,434)       (26,201,000)
  N Shares ............................................................           (16,975,907)      (66,991,990)        (8,065,123)
  A Shares ............................................................                    --                --                 --
                                                                                 ------------    --------------     --------------
Total distributions from net investment income ........................           (30,641,909)     (195,598,424)       (34,266,123)
                                                                                 ------------    --------------     --------------
Net realized gains on investments:
  Institutional Shares ................................................                    --                --                 --
  N Shares ............................................................                    --                --                 --
  A Shares ............................................................                    --                --                 --
                                                                                 ------------    --------------     --------------
  Total distributions from net realized gains .........................                    --                --                 --
                                                                                 ------------    --------------     --------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................           103,977,344       (18,442,796)       314,888,029
  N Shares ............................................................            44,281,467       240,599,962         (2,611,675)
  A Shares ............................................................                    --                --                 --
                                                                                 ------------    --------------     --------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................           148,258,811       222,157,166        312,276,354
                                                                                 ------------    --------------     --------------
Total increase/(decrease) in net assets ...............................           148,259,694       222,069,741        312,281,050

NET ASSETS:
Beginning of period ...................................................           500,171,647     3,137,951,088        756,118,783
                                                                                 ------------    --------------     --------------
End of period .........................................................          $648,431,341    $3,360,020,829     $1,068,399,833
                                                                                 ============    ==============     ==============

                                                                                                   FIXED INCOME FUNDS
                                                                                ---------------------------------------------------
                                                                                     SHORT/                          INTERMEDIATE
                                                                                INTERMEDIATE BOND       BOND        GOVERNMENT BOND
                                                                                      FUND              FUND             FUND
                                                                                -----------------   ------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................           $ 19,660,539      $  9,644,854      $  4,918,931
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................             (1,414,341)       (1,276,851)       (1,083,937)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................             12,162,905         9,707,131         5,275,880
                                                                                  ------------      ------------      ------------
Increase/(decrease) in net assets from operations .....................             30,409,103        18,075,134         9,110,874
                                                                                  ------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................            (19,414,123)       (9,405,523)       (4,609,283)
  N Shares ............................................................               (237,526)         (237,561)         (305,117)
  A Shares ............................................................                 (8,893)           (1,770)           (4,531)
                                                                                  ------------      ------------      ------------
Total distributions from net investment income ........................            (19,660,542)       (9,644,854)       (4,918,931)
                                                                                  ------------      ------------      ------------
Net realized gains on investments:
  Institutional Shares ................................................                     --                --                --
  N Shares ............................................................                     --                --                --
  A Shares ............................................................                     --                --                --
                                                                                  ------------      ------------      ------------
  Total distributions from net realized gains .........................                     --                --                --
                                                                                  ------------      ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................            (80,824,432)       45,100,405       (35,256,083)
  N Shares ............................................................             (3,812,393)         (704,027)          336,625
  A Shares ............................................................                 33,075             3,681          (185,440)
                                                                                  ------------      ------------      ------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................            (84,603,750)       44,400,059       (35,104,898)
                                                                                  ------------      ------------      ------------
Total increase/(decrease) in net assets ...............................            (73,855,189)       52,830,339       (30,912,955)

NET ASSETS:
Beginning of period ...................................................            305,641,509       162,068,284        99,461,186
                                                                                  ------------      ------------      ------------
End of period .........................................................           $231,786,320      $214,898,623      $ 68,548,231
                                                                                  ============      ============      ============

                                                                                                 FIXED INCOME FUNDS
                                                                                --------------------------------------------------
                                                                                 INTERMEDIATE                         CONVERTIBLE
                                                                                TAX-EXEMPT BOND   TAX-EXEMPT BOND      SECURITIES
                                                                                     FUND               FUND              FUND
                                                                                ---------------   ---------------     ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................          $  9,292,965       $  5,762,942      $  1,568,902
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................             1,217,996            509,352         6,893,467
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................             9,677,082          8,103,657       (11,552,715)
                                                                                 ------------       ------------      ------------
Increase/(decrease) in net assets from operations .....................            20,188,043         14,375,951        (3,090,346)
                                                                                 ------------       ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................            (9,261,331)        (5,718,559)       (1,554,801)
  N Shares ............................................................               (31,644)           (44,383)           (9,098)
  A Shares ............................................................                    --                 --              (565)
                                                                                 ------------       ------------      ------------
Total distributions from net investment income ........................            (9,292,975)        (5,762,942)       (1,564,464)
                                                                                 ------------       ------------      ------------
Net realized gains on investments:
  Institutional Shares ................................................                    --                 --        (5,603,323)
  N Shares ............................................................                    --                 --           (32,130)
  A Shares ............................................................                    --                 --            (2,238)
                                                                                 ------------       ------------      ------------
  Total distributions from net realized gains .........................                    --                 --        (5,637,691)
                                                                                 ------------       ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................             8,306,152        (24,235,229)        3,683,352
  N Shares ............................................................            (2,117,781)           (75,235)          (54,157)
  A Shares ............................................................                    --                 --            23,068
                                                                                 ------------       ------------      ------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................             6,188,371        (24,310,464)        3,652,263
                                                                                 ------------       ------------      ------------
Total increase/(decrease) in net assets ...............................            17,083,439        (15,697,455)       (6,640,238)

NET ASSETS:
Beginning of period ...................................................           180,555,548        127,135,880        52,475,165
                                                                                 ------------       ------------      ------------
End of period .........................................................          $197,638,987       $111,438,425      $ 45,834,927
                                                                                 ============       ============      ============

                       See Notes to Financial Statements.
82 & 83

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                    EQUITY FUNDS
                                                                                 ------------------------------------------------

                                                                                                      EQUITY
                                                                                    EQUITY            INCOME            GROWTH
                                                                                     FUND              FUND              FUND
                                                                                 -------------     ------------      ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................          $   1,556,185     $    744,502      $   (439,779)
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................             93,469,858          244,680        17,723,771
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................            (59,581,898)      (3,995,200)      (31,424,137)
                                                                                 -------------     ------------      ------------
Increase/(decrease) in net assets from operations .....................             35,444,145       (3,006,018)      (14,140,145)
                                                                                 -------------     ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................             (1,506,128)        (688,992)               --
  N Shares ............................................................                 (5,923)         (43,359)               --
  A Shares ............................................................                    (69)          (4,363)               --
                                                                                 -------------     ------------      ------------
Total distributions from net investment income ........................             (1,512,120)        (736,714)               --
                                                                                 -------------     ------------      ------------
Net realized gains on investments:
  Institutional Shares ................................................            (97,774,604)      (1,204,150)      (12,851,046)
  N Shares ............................................................             (3,668,152)        (100,762)         (508,845)
  A Shares ............................................................                (35,585)         (10,342)          (61,468)
                                                                                 -------------     ------------      ------------
Total distributions from net realized gains ...........................           (101,478,341)      (1,315,254)      (13,421,359)
                                                                                 -------------     ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................           (168,635,936)     (10,012,373)       10,327,378
  N Shares ............................................................             (1,139,772)         477,682          (352,779)
  A Shares ............................................................                 19,266          138,330           174,598
                                                                                 -------------     ------------      ------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................           (169,756,442)      (9,396,361)       10,149,197
                                                                                 -------------     ------------      ------------
Total increase/(decrease) in net assets ...............................           (237,302,758)     (14,454,347)      (17,412,307)

NET ASSETS:
Beginning of period ...................................................            599,600,247       85,012,041       190,793,074
                                                                                 -------------     ------------      ------------
End of period .........................................................          $ 362,297,489     $ 70,557,694      $173,380,767
                                                                                 =============     ============      ============

                                                                                                       EQUITY FUNDS
                                                                                --------------------------------------------------

                                                                                  SMALL-CAP          SMALL-CAP
                                                                                 OPPORTUNITY           VALUE            INDEX
                                                                                    FUND                FUND             FUND
                                                                                -------------       ------------      ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................         $  (3,451,434)      $    114,904      $  4,735,785
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................            98,988,088          8,578,117        26,592,358
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................           (63,386,458)        26,542,509       (83,288,345)
                                                                                -------------       ------------      ------------
Increase/(decrease) in net assets from operations .....................            32,150,196         35,235,530       (51,960,202)
                                                                                -------------       ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................                    --           (112,200)       (4,521,731)
  N Shares ............................................................                    --                 --          (156,874)
  A Shares ............................................................                    --                 --                --
                                                                                -------------       ------------      ------------
Total distributions from net investment income ........................                    --           (112,200)       (4,678,605)
                                                                                -------------       ------------      ------------
Net realized gains on investments:
  Institutional Shares ................................................          (113,913,082)        (9,833,071)      (24,464,192)
  N Shares ............................................................            (2,182,231)           (75,318)       (1,297,810)
  A Shares ............................................................               (12,811)            (2,039)               --
                                                                                -------------       ------------      ------------
Total distributions from net realized gains ...........................          (116,108,124)        (9,910,428)      (25,762,002)
                                                                                -------------       ------------      ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................           115,550,956          9,209,976        60,552,986
  N Shares ............................................................             4,137,792            335,838         5,430,920
  A Shares ............................................................                32,921             41,989                --
                                                                                -------------       ------------      ------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................           119,721,669          9,587,803        65,983,906
                                                                                -------------       ------------      ------------
Total increase/(decrease) in net assets ...............................            35,763,741         34,800,705       (16,416,903)

NET ASSETS:
Beginning of period ...................................................           438,496,488        116,298,546       573,751,799
                                                                                -------------       ------------      ------------
End of period .........................................................         $ 474,260,229       $151,099,251      $557,334,896
                                                                                =============       ============      ============

                                                                                                      EQUITY FUNDS
                                                                                ---------------------------------------------------
                                                                                 LARGE-CAP
                                                                                 AGGRESSIVE
                                                                                  GROWTH          TECHNOLOGY           BALANCED
                                                                                  FUND(1)           FUND(2)             FUND
                                                                                 ----------       ----------         -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................           $    (3)        $       67         $ 1,116,380
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................                --                 --           1,534,192
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................              (666)            (4,003)          1,282,704
                                                                                  -------         ----------         -----------
Increase/(decrease) in net assets from operations .....................              (669)            (3,936)          3,933,276
                                                                                  -------         ----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................                --                 --          (1,053,461)
  N Shares ............................................................                --                 --             (55,097)
  A Shares ............................................................                --                 --              (3,342)
                                                                                  -------         ----------         -----------
Total distributions from net investment income ........................                --                 --          (1,111,900)
                                                                                  -------         ----------         -----------
Net realized gains on investments:
  Institutional Shares ................................................                --                 --            (928,420)
  N Shares ............................................................                --                 --             (34,083)
  A Shares ............................................................                --                 --              (2,221)
                                                                                  -------         ----------         -----------
Total distributions from net realized gains ...........................                --                 --            (964,724)
                                                                                  -------         ----------         -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................            25,000          2,042,000          32,610,062
  N Shares ............................................................                --                 --            (372,269)
  A Shares ............................................................                --                 --              40,735
                                                                                  -------         ----------         -----------
Increase/(decrease) in net assets from capital share
  transactions ........................................................            25,000          2,042,000          32,278,528
                                                                                  -------         ----------         -----------
Total increase/(decrease) in net assets ...............................            24,331          2,038,064          34,135,180

NET ASSETS:
Beginning of period ...................................................                --                 --          24,266,247
                                                                                  -------         ----------         -----------
End of period .........................................................           $24,331         $2,038,064         $58,401,427
                                                                                  =======         ==========         ===========

                                                                                              EQUITY FUNDS
                                                                                ---------------------------------------

                                                                                                             EMERGING
                                                                                INTERNATIONAL                MARKETS
                                                                                    FUND                       FUND
                                                                                -------------              ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................          $  2,093,494              $    153,273
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency transactions .................            (3,456,478)(3)            (1,968,062)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency transactions .......................................           (22,925,705)              (12,223,015)(4)
                                                                                 ------------              ------------
Increase/(decrease) in net assets from operations .....................           (24,288,689)              (14,037,804)
                                                                                 ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................              (726,215)                  (36,496)
  N Shares ............................................................                    --                        --
  A Shares ............................................................                    --                        --
                                                                                 ------------              ------------
Total distributions from net investment income ........................              (726,215)                  (36,496)
                                                                                 ------------              ------------
Net realized gains on investments:
  Institutional Shares ................................................                    --                        --
  N Shares ............................................................                    --                        --
  A Shares ............................................................                    --                        --
                                                                                 ------------              ------------
Total distributions from net realized gains ...........................                    --                        --
                                                                                 ------------              ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................             6,849,327                 8,125,001
  N Shares ............................................................               (85,141)                   71,648
  A Shares ............................................................                (2,296)                   13,814
                                                                                 ------------              ------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................             6,761,890                 8,210,463
                                                                                 ------------              ------------
Total increase/(decrease) in net assets ...............................           (18,253,014)               (5,863,837)

NET ASSETS:
Beginning of period ...................................................           275,421,909                38,482,020
                                                                                 ------------              ------------
End of period .........................................................          $257,168,895              $ 32,618,183
                                                                                 ============              ============

  (1) For the period 12/28/00 (commencement of operations) to 12/31/00.
  (2) For the period 12/27/00 (commencement of operations) to 12/31/00.
  (3) Net of estimated deferred repatriation taxes of $136,662.
  (4) Net of estimated deferred repatriation taxes of $5,111.

                       See Notes to Financial Statements.
84 & 85

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY



     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.


                                                                                                 MONEY MARKET FUNDS
                                            ----------------------------------------------------------------------------------
                                                 GOVERNMENT MONEY MARKET FUND                    MONEY MARKET FUND
                                            ------------------------------------       ---------------------------------------
                                             SIX MONTHS                YEAR             SIX MONTHS                 YEAR
                                                ENDED                 ENDED                ENDED                   ENDED
                                               06/30/01              12/31/00             06/30/01               12/31/00
                                            -------------        ---------------       ----------------       ----------------
                                             (UNAUDITED)                                 (UNAUDITED)
INSTITUTIONAL SHARES:
Sold ..............................         $ 470,891,749        $ 1,288,232,782       $ 12,396,621,519       $ 17,244,592,194
Issued as reinvestment of dividends               767,982              1,344,335              9,900,891             16,191,372
Redeemed ..........................          (483,486,994)        (1,185,599,773)       (11,554,943,862)       (17,279,226,362)
                                            -------------        ---------------       ----------------       ----------------
Net increase/(decrease) ...........         $ (11,827,263)       $   103,977,344       $    851,578,548       $    (18,442,796)
                                            =============        ===============       ================       ================
N SHARES:
Sold ..............................         $ 756,503,691        $ 1,423,150,410       $  2,066,693,136       $  5,082,183,869
Issued as reinvestment of dividends             6,444,548             12,538,774             32,219,986             57,814,770
Redeemed ..........................          (814,545,289)        (1,391,407,717)        (2,051,713,196)        (4,899,398,677)
                                            -------------        ---------------       ----------------       ----------------
Net increase/(decrease) ...........         $ (51,597,050)       $    44,281,467       $     47,199,926       $    240,599,962
                                            =============        ===============       ================       ================
B SHARES:
Sold ..............................                                                    $          4,559       $             --
Issued as reinvestment of dividends                                                                  --                     --
Redeemed ..........................                                                                  --                     --
                                                                                       ----------------       ----------------
Net increase/(decrease) ...........                                                    $          4,559       $             --
                                                                                       ================       ================



                                             ------------------------------------
                                                 TAX-EXEMPT MONEY MARKET FUND
                                             ------------------------------------
                                              SIX MONTHS               YEAR
                                                 ENDED                 ENDED
                                                06/30/01              12/31/00
                                             -------------         --------------
                                             (UNAUDITED)
INSTITUTIONAL SHARES:
Sold ..............................          $ 851,855,782         $1,102,393,655
Issued as reinvestment of dividends                679,045                197,845
Redeemed ..........................           (877,756,614)          (787,703,471)
                                             -------------         --------------
Net increase/(decrease) ...........          $ (25,221,787)        $  314,888,029
                                             =============         ==============
N SHARES:
Sold ..............................          $ 306,525,890         $  567,574,493
Issued as reinvestment of dividends              3,088,088              6,321,072
Redeemed ..........................           (311,932,824)          (576,507,240)
                                             -------------         --------------
Net increase/(decrease) ...........          $  (2,318,846)        $   (2,611,675)
                                             =============         ==============
B SHARES:
Sold ..............................
Issued as reinvestment of dividends
Redeemed ..........................

Net increase/(decrease) ...........



                       See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES-- CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                       FIXED INCOME FUNDS
                                         ---------------------------------------------------------------------
                                                      SHORT/
                                                  INTERMEDIATE BOND                          BOND
                                                       FUND                                  FUND
                                         -------------------------------       -------------------------------
                                          SIX MONTHS           YEAR             SIX MONTHS             YEAR
                                             ENDED             ENDED              ENDED                ENDED
                                            06/30/01          12/31/00           06/30/01            12/31/00
                                         ------------      -------------       ------------       ------------
                                         (UNAUDITED)                           (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ..............................      $ 86,478,847      $ 103,432,005       $ 34,036,664       $123,214,734
Issued as reinvestment of dividends         1,057,542          2,692,524          1,848,287          3,934,916
Redeemed ..........................       (89,342,319)      (186,948,961)       (38,097,417)       (82,049,245)
                                         ------------      -------------       ------------       ------------
Net increase/(decrease) ...........      $ (1,805,930)     $ (80,824,432)      $ (2,212,466)      $ 45,100,405
                                         ============      =============       ============       ============
N SHARES:
Sold ..............................      $  1,361,673      $   1,201,820       $    891,080       $    524,845
Issued as reinvestment of dividends            75,683            138,681            104,579            198,066
Redeemed ..........................          (739,596)        (5,152,894)          (446,766)        (1,426,938)
                                         ------------      -------------       ------------       ------------
Net increase/(decrease) ...........      $    697,760      $  (3,812,393)      $    548,893       $   (704,027)
                                         ============      =============       ============       ============
A SHARES:
Sold ..............................      $    712,863      $      24,189       $     53,576       $      1,984
Issued as reinvestment of dividends            10,897              8,886              1,191              1,697
Redeemed ..........................          (173,902)                --            (30,823)                --
                                         ------------      -------------       ------------       ------------
Net increase/(decrease) ...........      $    549,858      $      33,075       $     23,944       $      3,681
                                         ============      =============       ============       ============
B SHARES:
Sold ..............................                                            $         --       $         --
Issued as reinvestment of dividends                                                      --                 --
Redeemed ..........................                                                      --                 --
                                                                               ------------       ------------
Net increase/(decrease) ...........                                            $         --       $         --
                                                                               ============       ============

--------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ..............................         8,434,939         10,558,621          3,342,303         12,541,397
Issued as reinvestment of dividends           103,202            274,089            181,735            408,621
Redeemed ..........................        (8,717,500)       (18,828,779)        (3,742,835)        (8,583,654)
                                         ------------      -------------       ------------       ------------
Net increase/(decrease) ...........          (179,359)        (7,996,069)          (218,797)         4,366,364
                                         ============      =============       ============       ============
N SHARES:
Sold ..............................           132,705            122,352             87,389             54,427
Issued as reinvestment of dividends             7,386             14,122             10,284             20,551
Redeemed ..........................           (72,042)          (527,063)           (43,960)          (150,076)
                                         ------------      -------------       ------------       ------------
Net increase/(decrease) ...........            68,049           (390,589)            53,713            (75,098)
                                         ============      =============       ============       ============
A SHARES:
Sold ..............................            69,517              2,385              5,267                207
Issued as reinvestment of dividends             1,063                904                117                176
Redeemed ..........................           (17,056)                --             (3,029)                --
                                         ------------      -------------       ------------       ------------
Net increase/(decrease) ...........            53,524              3,289              2,355                383
                                         ============      =============       ============       ============
B SHARES:
Sold ..............................                                                      --                 --
Issued as reinvestment of dividends                                                      --                 --
Redeemed ..........................                                                      --                 --
                                                                               ------------       ------------
Net increase/(decrease) ...........                                                      --                 --
                                                                               ============       ============



                                                                     FIXED INCOME FUNDS
                                           ----------------------------------------------------------------------
                                                      INTERMEDIATE                         INTERMEDIATE
                                                     GOVERNMENT BOND                      TAX-EXEMPT BOND
                                                         FUND                                  FUND
                                           -------------------------------      ---------------------------------
                                            SIX MONTHS            YEAR           SIX MONTHS            YEAR
                                               ENDED             ENDED             ENDED               ENDED
                                             06/30/01           12/31/00          06/30/01            12/31/00
                                           ------------       ------------      ------------        ------------
                                            (UNAUDITED)                         (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ..............................        $ 10,329,472       $ 12,144,349      $ 18,414,435        $ 42,111,410
Issued as reinvestment of dividends           1,854,090          4,219,816            30,910              51,389
Redeemed ..........................         (12,060,329)       (51,620,248)      (13,504,153)        (33,856,647)
                                           ------------       ------------      ------------        ------------
Net increase/(decrease) ...........        $    123,233       $(35,256,083)     $  4,941,192        $  8,306,152
                                           ============       ============      ============        ============
N SHARES:
Sold ..............................        $    888,881       $  1,907,088      $  1,054,114        $    555,608
Issued as reinvestment of dividends             152,020            287,528             7,727               9,616
Redeemed ..........................          (1,039,896)        (1,857,991)         (343,930)         (2,683,005)
                                           ------------       ------------      ------------        ------------
Net increase/(decrease) ...........        $      1,005       $    336,625      $    717,911        $ (2,117,781)
                                           ============       ============      ============        ============
A SHARES:
Sold ..............................        $    184,490       $      1,612      $     62,991        $         --
Issued as reinvestment of dividends               2,102              4,411               586                  --
Redeemed ..........................              (5,184)          (191,463)           (2,500)                 --
                                           ------------       ------------      ------------        ------------
Net increase/(decrease) ...........        $    181,408       $   (185,440)     $     61,077        $         --
                                           ============       ============      ============        ============
B SHARES:
Sold ..............................        $     69,473       $         --
Issued as reinvestment of dividends                 216                 --
Redeemed ..........................                  --                 --
                                           ------------       ------------
Net increase/(decrease) ...........        $     69,689       $         --
                                           ============       ============

----------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ..............................             618,988            768,909         1,690,328          4,080,712
Issued as reinvestment of dividends             111,330            267,079             2,841              4,936
Redeemed ..........................            (724,597)        (3,294,060)       (1,237,203)        (3,275,798)
                                           ------------       ------------      ------------        ------------
Net increase/(decrease) ...........               5,721         (2,258,072)          455,966            809,850
                                           ============       ============      ============        ============
N SHARES:
Sold ..............................              53,206            120,085            96,839             53,160
Issued as reinvestment of dividends               9,128             18,142               710                926
Redeemed ..........................             (62,467)          (116,939)          (31,611)          (261,479)
                                           ------------       ------------      ------------        ------------
Net increase/(decrease) ...........                (133)            21,288            65,938           (207,393)
                                           ============       ============      ============        ============
A SHARES:
Sold ..............................              11,076                102             5,823                 --
Issued as reinvestment of dividends                 126                281                54                 --
Redeemed ..........................                (309)           (12,312)             (229)                --
                                           ------------       ------------      ------------        ------------
Net increase/(decrease) ...........              10,893            (11,929)            5,648                 --
                                           ============       ============      ============        ============
B SHARES:
Sold ..............................               4,193                 --
Issued as reinvestment of dividends                  13                 --
Redeemed ..........................                  --                 --
                                           ------------       ------------
Net increase/(decrease) ...........               4,206                 --
                                           ============       ============



                                                                    FIXED INCOME FUNDS
                                            ---------------------------------------------------------------------
                                                                                            CONVERTIBLE
                                                   TAX-EXEMPT BOND                          SECURITIES
                                                         FUND                                  FUND
                                            -------------------------------        ------------------------------
                                             SIX MONTHS            YEAR             SIX MONTHS          YEAR
                                                ENDED             ENDED               ENDED             ENDED
                                              06/30/01           12/31/00            06/30/01          12/31/00
                                            ------------       ------------        -----------       ------------
                                             (UNAUDITED)                           (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ..............................         $  8,962,659       $ 15,498,996        $ 2,602,340       $  7,184,323
Issued as reinvestment of dividends               28,298             50,551          1,295,954          7,139,018
Redeemed ..........................          (12,563,658)       (39,784,776)        (7,184,665)       (10,639,989)
                                            ------------       ------------        -----------       ------------
Net increase/(decrease) ...........         $ (3,572,701)      $(24,235,229)       $(3,286,371)      $  3,683,352
                                            ============       ============        ===========       ============
N SHARES:
Sold ..............................         $    390,269       $  1,602,177        $   129,201       $     25,585
Issued as reinvestment of dividends               12,142             20,184             10,214             36,217
Redeemed ..........................             (359,915)        (1,697,596)            (5,036)          (115,959)
                                            ------------       ------------        -----------       ------------
Net increase/(decrease) ...........         $     42,496       $    (75,235)       $   134,379       $    (54,157)
                                            ============       ============        ===========       ============
A SHARES:
Sold ..............................         $    329,777       $        --         $    19,371       $     22,264
Issued as reinvestment of dividends                2,780                 --                475              2,804
Redeemed ..........................             (130,070)                --            (17,616)            (2,000)
                                            ------------       ------------        -----------       ------------
Net increase/(decrease) ...........         $    202,487       $         --        $     2,230       $     23,068
                                            ============       ============        ===========       ============
B SHARES:
Sold ..............................         $     55,010       $         --
Issued as reinvestment of dividends                   37                 --
Redeemed ..........................                   --                 --
                                            ------------       ------------
Net increase/(decrease) ...........         $     55,047       $         --
                                            ============       ============

---------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ..............................              856,617          1,563,180            114,167            239,440
Issued as reinvestment of dividends                2,709              5,106             61,229            284,785
Redeemed ..........................           (1,200,613)        (4,098,456)          (320,951)          (353,037)
                                            ------------       ------------        -----------       ------------
Net increase/(decrease) ...........             (341,287)        (2,530,170)          (145,555)           171,188
                                            ============       ============        ===========       ============
N SHARES:
Sold ..............................               37,394            163,481              5,785                969
Issued as reinvestment of dividends                1,162              2,033                483              1,442
Redeemed ..........................              (34,254)          (173,723)              (220)            (3,982)
                                            ------------       ------------        -----------       ------------
Net increase/(decrease) ...........                4,302             (8,209)             6,048             (1,571)
                                            ============       ============        ===========       ============
A SHARES:
Sold ..............................               31,625                 --                885                706
Issued as reinvestment of dividends                  266                 --                 22                112
Redeemed ..........................              (12,543)                --               (751)               (66)
                                            ------------       ------------        -----------       ------------
Net increase/(decrease) ...........               19,348                 --                156                752
                                            ============       ============        ===========       ============
B SHARES:
Sold ..............................                5,229                 --
Issued as reinvestment of dividends                    4                 --
Redeemed ..........................                   --                 --
                                            ------------       ------------
Net increase/(decrease) ...........                5,233                 --
                                            ============       ============



                       See Notes to Financial Statements.


                                    88 and 89

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                                        EQUITY FUNDS
                                                              ------------------------------------------------------------------

                                                                                                              EQUITY
                                                                         EQUITY                               INCOME
                                                                          FUND                                 FUND
                                                              ------------------------------      ------------------------------
                                                               SIX MONTHS         YEAR             SIX MONTHS          YEAR
                                                                  ENDED           ENDED              ENDED             ENDED
                                                                06/30/01         12/31/00            06/30/01         12/31/00
                                                              ------------     -------------       -----------      ------------
                                                               (UNAUDITED)                         (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ....................................................     $ 70,831,754     $  60,207,444       $ 9,403,347      $  9,900,459
Issued as reinvestment of dividends .....................       10,625,809        46,266,946            93,676           609,413
Redeemed ................................................      (70,868,123)     (275,110,326)       (6,335,786)      (20,522,245)
                                                              ------------     -------------       -----------      ------------
Net increase/(decrease) .................................     $ 10,589,440     $(168,635,936)      $ 3,161,237      $(10,012,373)
                                                              ============     =============       ===========      ============
N SHARES:
Sold ....................................................     $ 12,535,561     $  17,765,916       $   440,822      $  4,637,419
Issued as reinvestment of dividends .....................          857,431         2,948,475            18,392           137,689
Redeemed ................................................      (11,072,135)      (21,854,163)         (767,326)       (4,297,426)
                                                              ------------     -------------       -----------      ------------
Net increase/(decrease) .................................     $  2,320,857     $  (1,139,772)      $  (308,112)     $    477,682
                                                              ============     =============       ===========      ============
A SHARES:
Sold ....................................................     $     43,128     $      47,922       $    39,252      $    234,832
Issued as reinvestment of dividends .....................            8,237            35,654             1,456            11,271
Redeemed ................................................          (58,545)          (64,310)          (68,507)         (107,773)
                                                              ------------     -------------       -----------      ------------
Net increase/(decrease) .................................     $     (7,180)    $      19,266       $   (27,799)     $    138,330
                                                              ============     =============       ===========      ============
B SHARES:
Sold ....................................................     $         --     $          --       $     3,990      $         --
Issued as reinvestment of dividends .....................               --                --                12                --
Redeemed ................................................               --                --                --                --
                                                              ------------     -------------       -----------      ------------
Net increase/(decrease) .................................     $         --     $          --       $     4,002      $         --
                                                              ============     =============       ===========      ============

--------------------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ....................................................        5,732,531         4,132,599           504,899           506,579
Issued as reinvestment of dividends .....................          907,290         3,606,263             5,302            31,744
Redeemed ................................................       (5,795,492)      (19,781,930)         (345,010)       (1,056,519)
                                                              ------------     -------------       -----------      ------------
Net increase/(decrease) .................................          844,329       (12,043,068)          165,191          (518,196)
                                                              ============     =============       ===========      ============
N SHARES:
Sold ....................................................        1,018,722         1,198,281            23,855           236,580
Issued as reinvestment of dividends .....................           73,216           230,362             1,043             7,158
Redeemed ................................................         (893,566)       (1,496,928)          (42,156)         (219,342)
                                                              ------------     -------------       -----------      ------------
Net increase/(decrease) .................................          198,372           (68,285)          (17,258)           24,396
                                                              ============     =============       ===========      ============
A SHARES:
Sold ....................................................            3,500             3,360             2,122            11,893
Issued as reinvestment of dividends .....................              703             2,774                83               585
Redeemed ................................................           (4,682)           (4,337)           (3,615)           (5,636)
                                                              ------------     -------------       -----------      ------------
Net increase/(decrease) .................................             (479)            1,797            (1,410)            6,842
                                                              ============     =============       ===========      ============
B SHARES:
Sold ....................................................               --                --               218                --
Issued as reinvestment of dividends .....................               --                --                 1                --
Redeemed ................................................               --                --                --                --
                                                              ------------     -------------       -----------      ------------
Net increase/(decrease) .................................               --                --               219                --
                                                              ============     =============       ===========      ============


                                                                                          EQUITY FUNDS
                                                                -------------------------------------------------------------------

                                                                             CORE                             SMALL-CAP
                                                                            EQUITY                           OPPORTUNITY
                                                                             FUND                                FUND
                                                                ------------------------------      ------------------------------
                                                                 SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                                   ENDED             ENDED              ENDED            ENDED
                                                                  06/30/01          12/31/00          06/30/01          12/31/00
                                                                ------------      ------------      ------------     -------------
                                                                (UNAUDITED)                          (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ....................................................       $ 14,408,536      $ 44,238,737      $ 97,173,982     $ 412,476,603
Issued as reinvestment of dividends .....................          2,752,016         5,631,243         4,160,474        69,568,042
Redeemed ................................................        (10,717,797)      (39,542,602)      (87,358,395)     (366,493,689)
                                                                ------------      ------------      ------------     -------------
Net increase/(decrease) .................................       $  6,442,755      $ 10,327,378      $ 13,976,061     $ 115,550,956
                                                                ============      ============      ============     =============
N SHARES:
Sold ....................................................       $  1,939,774      $ 13,773,669      $ 79,060,789     $ 114,127,999
Issued as reinvestment of dividends .....................            223,577           413,172           119,664         1,786,872
Redeemed ................................................         (1,209,597)      (14,539,620)      (76,935,536)     (111,777,079)
                                                                ------------      ------------      ------------     -------------
Net increase/(decrease) .................................       $    953,754      $   (352,779)     $  2,244,917     $   4,137,792
                                                                ============      ============      ============     =============
A SHARES:
Sold ....................................................       $     60,399      $    354,035      $     26,081     $      53,981
Issued as reinvestment of dividends .....................             27,167            61,468             1,030            12,811
Redeemed ................................................            (36,495)         (240,905)           (3,431)          (33,871)
                                                                ------------      ------------      ------------     -------------
Net increase/(decrease) .................................       $     51,071      $    174,598      $     23,680     $      32,921
                                                                ============      ============      ============     =============
B SHARES:
Sold ....................................................       $      6,321      $         --      $      1,019     $          --
Issued as reinvestment of dividends .....................                231                --                15                --
Redeemed ................................................                 --                --                --                --
                                                                ------------      ------------      ------------     -------------
Net increase/(decrease) .................................       $      6,552      $         --      $      1,034     $          --
                                                                ============      ============      ============     =============

----------------------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ....................................................            607,886         1,599,820         5,175,730        17,106,867
Issued as reinvestment of dividends .....................            122,421           221,973           228,472         3,500,454
Redeemed ................................................           (453,893)       (1,383,004)       (4,719,377)      (15,080,557)
                                                                ------------      ------------      ------------     -------------
Net increase/(decrease) .................................            276,414           438,789           684,825         5,526,764
                                                                ============      ============      ============     =============
N SHARES:
Sold ....................................................             87,965           479,014         4,326,702         4,726,958
Issued as reinvestment of dividends .....................             10,053            16,443             6,663            90,911
Redeemed ................................................            (53,373)         (508,233)       (4,204,458)       (4,626,091)
                                                                ------------      ------------      ------------     -------------
Net increase/(decrease) .................................             44,645           (12,776)          128,907           191,778
                                                                ============      ============      ============     =============
A SHARES:
Sold ....................................................              2,569            12,298             1,447             2,239
Issued as reinvestment of dividends .....................              1,222             2,439                57               644
Redeemed ................................................             (1,598)           (8,436)             (185)           (1,479)
                                                                ------------      ------------      ------------     -------------
Net increase/(decrease) .................................              2,193             6,301             1,319             1,404
                                                                ============      ============      ============     =============
B SHARES:
Sold ....................................................                270                --                55                --
Issued as reinvestment of dividends .....................                 10                --                 1                --
Redeemed ................................................                 --                --                --                --
                                                                ------------      ------------      ------------     -------------
Net increase/(decrease) .................................                280                --                56                --
                                                                ============      ============      ============     =============


                                                                                           EQUITY FUNDS
                                                               ------------------------------------------------------------------

                                                                         SMALL-CAP
                                                                           VALUE                               INDEX
                                                                            FUND                                FUND
                                                               ------------------------------      ------------------------------
                                                                SIX MONTHS          YEAR            SIX MONTHS         YEAR
                                                                  ENDED             ENDED              ENDED           ENDED
                                                                 06/30/01          12/31/00          06/30/01         12/31/00
                                                               ------------      ------------      ------------     -------------
                                                               (UNAUDITED)                         (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ....................................................      $ 73,778,194      $ 38,783,200      $ 74,498,922     $ 159,783,064
Issued as reinvestment of dividends .....................         3,197,974         8,867,001         2,101,829        17,481,605
Redeemed ................................................       (16,651,380)      (38,440,225)      (79,597,532)     (116,711,683)
                                                               ------------      ------------      ------------     -------------
Net increase/(decrease) .................................      $ 60,324,788      $  9,209,976      $ (2,996,781)    $  60,552,986
                                                               ============      ============      ============     =============
N SHARES:
Sold ....................................................      $ 15,274,045      $  1,813,084      $  9,613,145     $  17,900,119
Issued as reinvestment of dividends .....................            55,472            74,868           151,712         1,283,564
Redeemed ................................................        (9,186,295)       (1,552,114)       (9,801,096)      (13,752,763)
                                                               ------------      ------------      ------------     -------------
Net increase/(decrease) .................................      $  6,143,222      $    335,838      $    (36,239)    $   5,430,920
                                                               ============      ============      ============     =============
A SHARES:
Sold ....................................................      $    205,774      $     39,950
Issued as reinvestment of dividends .....................             4,062             2,039
Redeemed ................................................            (2,047)               --
                                                               ------------      ------------
Net increase/(decrease) .................................      $    207,789      $     41,989
                                                               ============      ============
B SHARES:
Sold ....................................................      $     51,977      $         --      $         --     $          --
Issued as reinvestment of dividends .....................               666                --                --                --
Redeemed ................................................                --                --                --                --
                                                               ------------      ------------      ------------     -------------
Net increase/(decrease) .................................      $     52,643      $         --      $         --     $          --
                                                               ============      ============      ============     =============

---------------------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ....................................................         1,878,247         1,137,290         2,752,008         5,241,333
Issued as reinvestment of dividends .....................            80,210           276,649            81,672           599,888
Redeemed ................................................          (420,106)       (1,218,184)       (2,963,648)       (3,653,457)
                                                               ------------      ------------      ------------     -------------
Net increase/(decrease) .................................         1,538,351           195,755          (129,968)        2,187,764
                                                               ============      ============      ============     =============
N SHARES:
Sold ....................................................           389,300            57,909           344,764           563,995
Issued as reinvestment of dividends .....................             1,395             2,325             5,893            44,248
Redeemed ................................................          (235,662)          (51,307)         (355,598)         (441,740)
                                                               ------------      ------------      ------------     -------------
Net increase/(decrease) .................................           155,033             8,927            (4,941)          166,503
                                                               ============      ============      ============     =============
A SHARES:
Sold ....................................................             5,292             1,162
Issued as reinvestment of dividends .....................               102                63
Redeemed ................................................               (50)               --
                                                               ------------      ------------
Net increase/(decrease) .................................             5,344             1,225
                                                               ============      ============
B SHARES:
Sold ....................................................             1,263                --                --                --
Issued as reinvestment of dividends .....................                17                --                --                --
Redeemed ................................................                --                --                --                --
                                                               ------------      ------------      ------------     -------------
Net increase/(decrease) .................................             1,280                --                --                --
                                                               ============      ============      ============     =============


                                                                                    EQUITY FUNDS
                                                                    ----------------------------------------------
                                                                               LARGE-CAP               SMALL-CAP
                                                                              AGGRESSIVE               AGGRESSIVE
                                                                                 GROWTH                  GROWTH
                                                                                  FUND                    FUND
                                                                    ------------------------------     -----------
                                                                    SIX MONTHS           PERIOD          PERIOD
                                                                      ENDED               ENDED          ENDED
                                                                     06/30/01          12/31/00(1)     06/30/01(2)
                                                                    ----------         -----------     -----------
                                                                    (UNAUDITED)                        (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ....................................................           $2,549,782           $25,000       $5,709,134
Issued as reinvestment of dividends .....................                   --                --               --
Redeemed ................................................              (30,164)               --          (22,006)
                                                                    ----------           -------       ----------
Net increase/(decrease) .................................           $2,519,618           $25,000       $5,687,128
                                                                    ==========           =======       ==========
N SHARES:
Sold ....................................................
Issued as reinvestment of dividends .....................
Redeemed ................................................

Net increase/(decrease) .................................

A SHARES:
Sold ....................................................
Issued as reinvestment of dividends .....................
Redeemed ................................................

Net increase/(decrease) .................................

B SHARES:
Sold ....................................................           $       --           $    --       $       --
Issued as reinvestment of dividends .....................                   --                --               --
Redeemed ................................................                   --                --               --
                                                                    ----------           -------       ----------
Net increase/(decrease) .................................           $       --           $    --       $       --
                                                                    ==========           =======       ==========

-----------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ....................................................              287,182             2,500          560,900
Issued as reinvestment of dividends .....................                   --                --               --
Redeemed ................................................               (4,098)               --           (2,559)
                                                                    ----------           -------       ----------
Net increase/(decrease) .................................              283,084             2,500          558,341
                                                                    ==========           =======       ==========
N SHARES:
Sold ....................................................
Issued as reinvestment of dividends .....................
Redeemed ................................................

Net increase/(decrease) .................................

A SHARES:
Sold ....................................................
Issued as reinvestment of dividends .....................
Redeemed ................................................

Net increase/(decrease) .................................

B SHARES:
Sold ....................................................                   --                --               --
Issued as reinvestment of dividends .....................                   --                --               --
Redeemed ................................................                   --                --               --
                                                                    ----------           -------       ----------
Net increase/(decrease) .................................                   --                --               --
                                                                    ==========           =======       ==========

  (1) For the period 12/28/00 (commencement of operations) to 12/31/00
  (2) For the period 01/09/01 (commencement of operations) to 06/30/01.


                       See Notes to Financial Statements.

                                   90 and 91

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                                          EQUITY FUNDS
                                                             ----------------------------------------------------------------------

                                                                       TECHNOLOGY                                BALANCED
                                                                          FUND                                   FUND
                                                             ------------------------------         -------------------------------
                                                             SIX MONTHS             PERIOD           SIX MONTHS            YEAR
                                                                ENDED               ENDED              ENDED              ENDED
                                                              06/30/01           12/31/00(1)         06/30/01            12/31/00
                                                             ----------          ----------         -----------        ------------
                                                             (UNAUDITED)                            (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ....................................................    $3,747,647          $2,042,000         $ 3,660,491        $ 56,259,319
Issued as reinvestment of dividends .....................            --                  --             927,105           1,980,957
Redeemed ................................................      (230,531)                 --          (4,881,472)        (25,630,214)
                                                             ----------          ----------         -----------        ------------
Net increase/(decrease) .................................    $3,517,116          $2,042,000         $  (293,876)       $ 32,610,062
                                                             ==========          ==========         ===========        ============
N SHARES:
Sold ....................................................                                           $   203,343        $     95,954
Issued as reinvestment of dividends .....................                                                30,458              85,274
Redeemed ................................................                                              (263,411)           (553,497)
                                                                                                    -----------        ------------
Net increase/(decrease) .................................                                           $   (29,610)       $   (372,269)
                                                                                                    ===========        ============
A SHARES:
Sold ....................................................                                           $    59,438        $     43,733
Issued as reinvestment of dividends .....................                                                 2,502               5,563
Redeemed ................................................                                                (3,655)             (8,561)
                                                                                                    -----------        ------------
Net increase/(decrease) .................................                                           $    58,285        $     40,735
                                                                                                    ===========        ============
B SHARES:
Sold ....................................................    $       --          $       --         $        --        $         --
Issued as reinvestment of dividends .....................            --                  --                  --                  --
Redeemed ................................................            --                  --                  --                  --
                                                             ----------          ----------         -----------        ------------
Net increase/(decrease) .................................    $       --          $       --         $        --        $         --
                                                             ==========          ==========         ===========        ============

------------------------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ....................................................       412,408             209,678             275,185           4,332,603
Issued as reinvestment of dividends .....................            --                  --              71,219             151,297
Redeemed ................................................       (27,319)                 --            (369,054)         (2,015,194)
                                                             ----------          ----------         -----------        ------------
Net increase/(decrease) .................................       385,089             209,678             (22,650)          2,468,706
                                                             ==========          ==========         ===========        ============
N SHARES:
Sold ....................................................                                                15,267               7,461
Issued as reinvestment of dividends .....................                                                 2,340               6,543
Redeemed ................................................                                               (20,291)            (44,479)
                                                                                                    -----------        ------------
Net increase/(decrease) .................................                                                (2,684)            (30,475)
                                                                                                    ===========        ============
A SHARES:
Sold ....................................................                                                 4,533               3,343
Issued as reinvestment of dividends .....................                                                   192                 427
Redeemed ................................................                                                  (278)               (647)
                                                                                                    -----------        ------------
Net increase/(decrease) .................................                                                 4,447               3,123
                                                                                                    ===========        ============
B SHARES:
Sold ....................................................            --                  --                  --                  --
Issued as reinvestment of dividends .....................            --                  --                  --                  --
Redeemed ................................................            --                  --                  --                  --
                                                             ----------          ----------         -----------        ------------
Net increase/(decrease) .................................            --                  --                  --                  --
                                                             ==========          ==========         ===========        ============



                                                                                    EQUITY FUNDS
                                                    ------------------------------------------------------------------------
                                                                                                         EMERGING
                                                                 INTERNATIONAL                            MARKETS
                                                                    FUND                                   FUND
                                                    ---------------------------------         ------------------------------
                                                     SIX MONTHS              YEAR             SIX MONTHS            YEAR
                                                        ENDED                ENDED              ENDED               ENDED
                                                       06/30/01            12/31/00            06/30/01            12/31/00
                                                    -------------       -------------         -----------         -----------
                                                     (UNAUDITED)                              (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ...........................................    $ 128,844,288       $ 170,910,827         $ 3,839,718         $17,941,485
Issued as reinvestment of dividends ............               --             329,945                  --              29,509
Redeemed .......................................     (125,567,734)       (164,391,445)         (2,359,736)         (9,845,993)
                                                    -------------       -------------         -----------         -----------
Net increase/(decrease) ........................    $   3,276,554       $   6,849,327         $ 1,479,982         $ 8,125,001
                                                    =============       =============         ===========         ===========
N SHARES:
Sold ...........................................    $ 117,411,525       $  45,831,185         $ 9,413,997         $ 1,665,133
Issued as reinvestment of dividends ............               --                  --                  --                  --
Redeemed .......................................     (110,655,479)        (45,916,326)         (9,451,672)         (1,593,485)
                                                    -------------       -------------         -----------         -----------
Net increase/(decrease) ........................    $   6,756,046       $     (85,141)        $   (37,675)        $    71,648
                                                    =============       =============         ===========         ===========
A SHARES:
Sold ...........................................    $          --       $       1,890         $        --         $    37,057
Issued as reinvestment of dividends ............               --                  --                  --                  --
Redeemed .......................................               --              (4,186)             (2,059)            (23,243)
                                                    -------------       -------------         -----------         -----------
Net increase/(decrease) ........................    $          --       $      (2,296)        $    (2,059)        $    13,814
                                                    =============       =============         ===========         ===========
B SHARES:
Sold ...........................................    $          --       $          --         $        --         $        --
Issued as reinvestment of dividends ............               --                  --                  --                  --
Redeemed .......................................               --                  --                  --                  --
                                                    -------------       -------------         -----------         -----------
Net increase/(decrease) ........................    $          --       $          --         $        --         $        --
                                                    =============       =============         ===========         ===========

-----------------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ...........................................        9,704,335          11,778,233             531,150           1,994,276
Issued as reinvestment of dividends ............               --              23,754                  --               4,240
Redeemed .......................................       (9,398,533)        (11,237,858)           (337,123)         (1,258,363)
                                                    -------------       -------------         -----------         -----------
Net increase/(decrease) ........................          305,802             564,129             194,027             740,153
                                                    =============       =============         ===========         ===========
N SHARES:
Sold ...........................................        8,832,084           3,210,398           1,379,158             239,167
Issued as reinvestment of dividends ............               --                  --                  --                  --
Redeemed .......................................       (8,270,338)         (3,193,859)         (1,372,126)           (229,083)
                                                    -------------       -------------         -----------         -----------
Net increase/(decrease) ........................          561,746              16,539               7,032              10,084
                                                    =============       =============         ===========         ===========
A SHARES:
Sold ...........................................               --                 125                  --               3,910
Issued as reinvestment of dividends ............               --                  --                  --                  --
Redeemed .......................................               --                (300)               (304)             (3,284)
                                                    -------------       -------------         -----------         -----------
Net increase/(decrease) ........................               --                (175)               (304)                626
                                                    =============       =============         ===========         ===========
B SHARES:
Sold ...........................................               --                  --                  --                  --
Issued as reinvestment of dividends ............               --                  --                  --                  --
Redeemed .......................................               --                  --                  --                  --
                                                    -------------       -------------         -----------         -----------
Net increase/(decrease) ........................               --                  --                  --                  --
                                                    =============       =============         ===========         ===========

  (1) For the period 12/27/00 (commencement of operations) to 12/31/00

                       See Notes to Financial Statements.

                                   92 and 93

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                    NET                                                            NET
                                   ASSET                           DISTRIBUTIONS                  ASSET
                                   VALUE       NET       REALIZED     FROM NET                    VALUE
                                 BEGINNING  INVESTMENT   LOSS ON    INVESTMENT     CAPITAL       END OF      TOTAL
                                 OF PERIOD    INCOME   INVESTMENTS    INCOME     CONTRIBUTIONS   PERIOD      RETURN
--------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)            $ 1.00    $ 0.025     $    --      $(0.025)     $    --       $ 1.00       2.56%(2)
12/31/00                             1.00      0.061          --       (0.061)          --         1.00       6.24
12/31/99                             1.00      0.049          --       (0.049)          --         1.00       5.04
12/31/98                             1.00      0.053          --       (0.053)          --         1.00       5.43
12/31/97                             1.00      0.053          --       (0.053)          --         1.00       5.48
12/31/96                             1.00      0.051          --       (0.051)          --         1.00       5.24

N SHARES
01/01/01 to 06/30/01(7)            $ 1.00    $ 0.024     $    --      $(0.024)     $    --       $ 1.00       2.38%(2)
12/31/00                             1.00      0.057          --       (0.057)          --         1.00       5.87
12/31/99                             1.00      0.046          --       (0.046)          --         1.00       4.67
12/31/98                             1.00      0.050          --       (0.050)          --         1.00       5.08
12/31/97                             1.00      0.050          --       (0.050)          --         1.00       5.17
12/31/96                             1.00      0.049          --       (0.049)          --         1.00       5.00
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)            $ 1.00    $ 0.026     $    --      $(0.026)     $    --       $ 1.00       2.61%(2)
12/31/00                             1.00      0.063          --       (0.063)          --         1.00       6.46
12/31/99                             1.00      0.052          --       (0.052)          --         1.00       5.29
12/31/98                             1.00      0.055          --       (0.055)          --         1.00       5.61
12/31/97                             1.00      0.055      (0.001)      (0.055)       0.001         1.00       5.66
12/31/96                             1.00      0.052          --       (0.052)          --         1.00       5.38

N SHARES
01/01/01 to 06/30/01(7)            $ 1.00    $ 0.024     $    --      $(0.024)     $    --       $ 1.00       2.44%(2)
12/31/00                             1.00      0.059          --       (0.059)          --         1.00       6.09
12/31/99                             1.00      0.048          --       (0.048)          --         1.00       4.92
12/31/98                             1.00      0.051          --       (0.051)          --         1.00       5.25
12/31/97                             1.00      0.052      (0.001)      (0.052)       0.001         1.00       5.35
12/31/96                             1.00      0.050          --       (0.050)          --         1.00       5.11

B SHARES
06/29/01(3) to 06/30/01(7)         $ 1.00    $ 0.000     $    --      $(0.000)     $    --       $ 1.00       0.02%(2)(5)
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)            $ 1.00    $ 0.016     $    --      $(0.016)     $    --       $ 1.00       1.63%(2)
12/31/00                             1.00      0.039          --       (0.039)          --         1.00       3.94
12/31/99                             1.00      0.030          --       (0.030)          --         1.00       3.07
12/31/98                             1.00      0.033          --       (0.033)          --         1.00       3.35
12/31/97                             1.00      0.034          --       (0.034)          --         1.00       3.47
12/31/96                             1.00      0.031          --       (0.031)          --         1.00       3.19

N SHARES
01/01/01 to 06/30/01(7)            $ 1.00    $ 0.014     $    --      $(0.014)     $    --       $ 1.00       1.45%(2)
12/31/00                             1.00      0.035          --       (0.035)          --         1.00       3.58
12/31/99                             1.00      0.027          --       (0.027)          --         1.00       2.75
12/31/98                             1.00      0.030          --       (0.030)          --         1.00       3.02
12/31/97                             1.00      0.031          --       (0.031)          --         1.00       3.17
12/31/96                             1.00      0.029          --       (0.029)          --         1.00       2.94


                                                                     RATIO OF
                                      NET                            EXPENSES
                                    ASSETS            RATIO OF       TO AVERAGE    RATIO OF NET
                                    END OF           EXPENSES TO     NET ASSETS  INVESTMENT INCOME
                                    PERIOD           AVERAGE NET     (EXCLUDING   TO AVERAGE NET
                                     (000)              ASSETS        WAIVERS)        ASSETS
--------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)           $  302,710             0.20%(1)      0.25%(1)      5.09%(1)
12/31/00                             314,497             0.20          0.25          6.11
12/31/99                             210,521             0.20          0.24          4.93
12/31/98                             162,285             0.19          0.24          5.27
12/31/97                              63,970             0.23          0.28          5.36
12/31/96                              37,169             0.31          0.32          5.12

N SHARES
01/01/01 to 06/30/01(7)           $  282,388             0.55%(1)      0.60%(1)      4.74%(1)
12/31/00                             333,934             0.55          0.60          5.72
12/31/99                             289,651             0.55          0.59          4.58
12/31/98                             248,595             0.54          0.59          4.96
12/31/97                             247,594             0.53          0.63          5.05
12/31/96                             206,073             0.54          0.67          4.89
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)           $2,917,807             0.18%(1)      0.23%(1)      5.19%(1)
12/31/00                           2,066,227             0.18          0.23          6.26
12/31/99                           2,084,723             0.19          0.24          5.20
12/31/98                           1,391,856             0.19          0.24          5.46
12/31/97                           1,028,091             0.21          0.26          5.54
12/31/96                             369,417             0.27          0.28          5.23

N SHARES
01/01/01 to 06/30/01(7)           $1,340,994             0.53%(1)      0.58%(1)      4.84%(1)
12/31/00                           1,293,794             0.53          0.58          5.91
12/31/99                           1,053,228             0.54          0.59          4.85
12/31/98                             877,527             0.53          0.59          5.12
12/31/97                             677,804             0.51          0.61          5.23
12/31/96                             461,213             0.52          0.63          5.00

B SHARES
06/29/01(3) to 06/30/01(7)        $        5             1.18%(1)      1.23%(1)      4.19%(1)
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)           $  805,657             0.24%(1)      0.24%(1)      3.22%(1)
12/31/00                             830,879             0.24          0.24          3.88
12/31/99                             515,987             0.23          0.23          3.01
12/31/98                             606,754             0.23          0.23          3.30
12/31/97                             497,986             0.25          0.26          3.41
12/31/96                             388,404             0.29          0.29          3.14

N SHARES
01/01/01 to 06/30/01(7)           $  235,202             0.59%(1)      0.59%(1)      2.87%(1)
12/31/00                             237,521             0.58          0.59          3.54
12/31/99                             240,132             0.55          0.58          2.71
12/31/98                             204,114             0.55          0.58          2.99
12/31/97                             223,071             0.54          0.61          3.13
12/31/96                             178,849             0.53          0.64          2.89

                       See Notes to Financial Statements.

                                   94 and 95

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            NET                             NET                                               NET
                                           ASSET                       REALIZED AND    DISTRIBUTIONS     DISTRIBUTIONS       ASSET
                                           VALUE            NET         UNREALIZED        FROM NET         FROM NET          VALUE
                                         BEGINNING       INVESTMENT     GAIN/(LOSS)      INVESTMENT        REALIZED          END OF
                                         OF PERIOD        INCOME      ON INVESTMENTS       INCOME           GAINS            PERIOD
------------------------------------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                    $10.12          $0.305          $0.110          $(0.305)         $    --          $10.23
12/31/00                                     9.77           0.628           0.350           (0.628)              --           10.12
12/31/99                                    10.30           0.595          (0.515)          (0.595)          (0.015)           9.77
12/31/98                                    10.21           0.603           0.096           (0.603)          (0.006)          10.30
12/31/97                                    10.14           0.633           0.070           (0.633)              --           10.21
02/26/96(3) to 12/31/96                     10.30           0.517          (0.160)          (0.517)              --           10.14

N SHARES
01/01/01 to 06/30/01(7)                    $10.12          $0.292          $0.110          $(0.292)         $   --           $10.23
12/31/00                                     9.77           0.603           0.350           (0.603)              --           10.12
12/31/99                                    10.30           0.570          (0.515)          (0.570)          (0.015)           9.77
12/31/98                                    10.21           0.577           0.096           (0.577)          (0.006)          10.30
12/31/97                                    10.14           0.608           0.070           (0.608)              --           10.21
12/31/96                                    10.38           0.594          (0.247)          (0.587)              --           10.14

A SHARES
01/01/01 to 06/30/01(7)                    $10.12          $0.292          $0.110          $(0.292)         $    --          $10.23
12/31/00                                     9.77           0.603           0.350           (0.603)              --           10.12
07/22/99(3) to 12/31/99                     10.02           0.258          (0.250)          (0.258)              --            9.77

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                    $10.06          $0.312          $0.060          $(0.312)         $    --          $10.12
12/31/00                                     9.49           0.623           0.570           (0.623)              --           10.06
12/31/99                                    10.20           0.611          (0.702)          (0.611)          (0.008)           9.49
12/31/98                                    10.20           0.604           0.103           (0.604)          (0.103)          10.20
12/31/97                                    10.07           0.628           0.284           (0.628)          (0.154)          10.20
04/16/96(3) to 12/31/96                     10.00           0.425           0.103           (0.425)          (0.033)          10.07

N SHARES
01/01/01 to 06/30/01(7)                    $10.06          $0.299          $0.060          $(0.299)         $    --          $10.12
12/31/00                                     9.49           0.599           0.570           (0.599)              --           10.06
12/31/99                                    10.20           0.586          (0.702)          (0.586)          (0.008)           9.49
12/31/98                                    10.20           0.579           0.103           (0.579)          (0.103)          10.20
12/31/97                                    10.07           0.603           0.284           (0.603)          (0.154)          10.20
04/22/96(3) to 12/31/96                      9.99           0.402           0.113           (0.402)          (0.033)          10.07

A SHARES
01/01/01 to 06/30/01(7)                    $10.06          $0.299          $0.060          $(0.299)         $    --          $10.12
12/31/00                                     9.49           0.599           0.570           (0.599)              --           10.06
02/18/99(3) to 12/31/99                     10.11           0.503          (0.612)          (0.503)          (0.008)           9.49

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                    $16.55          $0.501          $0.030          $(0.501)         $    --          $16.58
12/31/00                                    15.56           0.986           0.990           (0.986)              --           16.55
12/31/99                                    16.61           0.916          (1.050)          (0.916)              --           15.56
12/31/98                                    16.54           0.967           0.231           (0.967)          (0.161)          16.61
03/24/97(3) to 12/31/97                     16.12           0.793           0.461           (0.793)          (0.041)          16.54


                                                                    NET                            RATIO OF EXPENSES
                                                                  ASSETS              RATIO OF          TO AVERAGE
                                                                  END OF             EXPENSES TO        NET ASSETS
                                         TOTAL                    PERIOD             AVERAGE NET        (EXCLUDING
                                         RETURN                   (000)                 ASSETS           WAIVERS)
------------------------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                    4.14%(2)              $228,383                0.60%(1)          0.94%(1)
12/31/00                                  10.40                   227,766                0.60              0.93
12/31/99                                   0.81                   297,977                0.60              0.92
12/31/98                                   7.01                   337,015                0.60              0.90
12/31/97                                   7.15                   288,886                0.60              0.89
02/26/96(3) to 12/31/96                    3.61(2)                255,573                0.60(1)           0.90(1)

N SHARES
01/01/01 to 06/30/01(7)                    4.01%(2)              $  4,580                0.85%(1)          1.19%(1)
12/31/00                                  10.13                     3,842                0.85              1.18
12/31/99                                   0.56                     7,525                0.85              1.17
12/31/98                                   6.75                     4,658                0.85              1.15
12/31/97                                   6.89                     5,922                0.85              1.14
12/31/96                                   3.51                     4,432                0.62              0.92

A SHARES
01/01/01 to 06/30/01(7)                    4.01%(2)(4)           $    728                0.85%(1)          1.19%(1)
12/31/00                                  10.13(4)                    178                0.85              1.18
07/22/99(3) to 12/31/99                    0.09(2)(4)                 140                0.85(1)           1.17(1)

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                    3.73%(2)              $209,991                0.60%(1)          0.90%(1)
12/31/00                                  13.06                   210,902                0.60              0.93
12/31/99                                  (0.91)                  157,587                0.60              0.90
12/31/98                                   7.12                   183,831                0.60              0.88
12/31/97                                   9.41                   140,447                0.60              0.89
04/16/96(3) to 12/31/96                    5.40(2)                 43,142                0.60(1)           0.98(1)

N SHARES
01/01/01 to 06/30/01(7)                    3.60%(2)              $  4,533                0.85%(1)          1.15%(1)
12/31/00                                  12.78                     3,965                0.85              1.18
12/31/99                                  (1.16)                    4,455                0.85              1.15
12/31/98                                   6.86                     2,566                0.85              1.13
12/31/97                                   9.14                       936                0.85              1.14
04/22/96(3) to 12/31/96                    5.27(2)                    130                0.85(1)           1.23(1)

A SHARES
01/01/01 to 06/30/01(7)                    3.60%(2)(4)           $     56                0.85%(1)          1.15%(1)
12/31/00                                  12.78(4)                     32                0.85              1.18
02/18/99(3) to 12/31/99                   (1.09)(2)(4)                 26                0.85(1)           1.15(1)

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                    3.23%(2)              $ 63,173                0.50%(1)          1.00%(1)
12/31/00                                  13.18                    62,969                0.50              0.99
12/31/99                                  (0.80)                   94,360                0.50              0.93
12/31/98                                   7.45                   103,162                0.50              0.91
03/24/97(3) to 12/31/97                    7.96(2)                 99,359                0.50(1)           0.91(1)


                                                RATIO OF NET
                                              INVESTMENT INCOME   PORTFOLIO
                                               TO AVERAGE NET     TURNOVER
                                                   ASSETS           RATE
---------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                            6.01%(1)          37.42%
12/31/00                                           6.39              77.42
12/31/99                                           5.93              72.86
12/31/98                                           5.85              66.06
12/31/97                                           6.24              98.08
02/26/96(3) to 12/31/96                            6.06(1)          186.02

N SHARES
01/01/01 to 06/30/01(7)                            5.76%(1)          37.42%
12/31/00                                           6.14              77.42
12/31/99                                           5.68              72.86
12/31/98                                           5.60              66.06
12/31/97                                           5.99              98.08
12/31/96                                           5.59             186.02

A SHARES
01/01/01 to 06/30/01(7)                            5.76%(1)          37.42%
12/31/00                                           6.14              77.42
07/22/99(3) to 12/31/99                            5.68(1)           72.86

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                            6.20%(1)          37.97%
12/31/00                                           6.48              94.61
12/31/99                                           6.20              92.79
12/31/98                                           5.89              64.93
12/31/97                                           6.25             138.30
04/16/96(3) to 12/31/96                            6.03(1)          116.02

N SHARES
01/01/01 to 06/30/01(7)                            5.95%(1)          37.97%
12/31/00                                           6.23              94.61
12/31/99                                           5.95              92.79
12/31/98                                           5.64              64.93
12/31/97                                           6.00             138.30
04/22/96(3) to 12/31/96                            5.87(1)          116.02

A SHARES
01/01/01 to 06/30/01(7)                            5.95%(1)          37.97%
12/31/00                                           6.23              94.61
02/18/99(3) to 12/31/99                            5.95(1)           92.79

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                            6.06%(1)          23.22%
12/31/00                                           6.22              26.42
12/31/99                                           5.72              76.50
12/31/98                                           5.82              99.63
03/24/97(3) to 12/31/97                            6.31(1)           84.89(1)


                       See Notes to Financial Statements.

                                   96 and 97

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               NET                              NET
                                              ASSET                        REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS
                                              VALUE             NET         UNREALIZED         FROM NET       FROM NET
                                            BEGINNING       INVESTMENT      GAIN/(LOSS)       INVESTMENT      REALIZED
                                            OF PERIOD         INCOME      ON INVESTMENTS        INCOME          GAINS
----------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)
---------------------------------------------
N SHARES
01/01/01 to 06/30/01(7)                       $16.55          $ 0.480         $ 0.030          $(0.480)        $    --
12/31/00                                       15.56            0.947           0.990           (0.947)             --
12/31/99                                       16.61            0.876          (1.050)          (0.876)             --
12/31/98                                       16.54            0.925           0.231           (0.925)         (0.161)
04/16/97(3) to 12/31/97                        16.06            0.702           0.521           (0.702)         (0.041)

A SHARES
01/01/01 to 06/30/01(7)                       $16.55          $ 0.480         $ 0.030          $(0.480)        $    --
12/31/00                                       15.56            0.947           0.990           (0.947)             --
02/12/99(3) to 12/31/99                        16.44            0.761          (0.880)          (0.761)             --

B SHARES
05/31/01(3) to 06/30/01(7)                    $16.53          $ 0.060         $ 0.050          $(0.060)        $    --

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $10.82          $ 0.259         $ 0.090          $(0.259)        $    --
12/31/00                                       10.22            0.513           0.600           (0.513)             --
12/31/99                                       10.70            0.423          (0.467)          (0.423)         (0.013)
12/31/98                                       10.75            0.417           0.103           (0.417)         (0.153)
12/31/97                                       10.58            0.442           0.220           (0.442)         (0.050)
02/26/96(3) to 12/31/96                        10.74            0.381          (0.124)          (0.381)         (0.036)

N SHARES
01/01/01 to 06/30/01(7)                       $10.82          $ 0.246         $ 0.090          $(0.246)        $    --
12/31/00                                       10.22            0.487           0.600           (0.487)             --
12/31/99                                       10.70            0.396          (0.467)          (0.396)         (0.013)
12/31/98                                       10.75            0.390           0.103           (0.390)         (0.153)
12/31/97                                       10.58            0.327           0.220           (0.327)         (0.050)
03/13/96(3) to 12/31/96                        10.55            0.084           0.066           (0.084)         (0.036)

A SHARES
01/17/01(3) to 06/30/01(7)                    $10.95          $ 0.224         $(0.040)         $(0.224)        $    --

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $10.45          $ 0.267         $ 0.050          $(0.267)        $    --
12/31/00                                        9.63            0.525           0.820           (0.525)             --
12/31/99                                       10.39            0.449          (0.760)          (0.449)             --
12/31/98                                       10.52            0.444           0.059           (0.444)         (0.189)
12/31/97                                       10.25            0.461           0.391           (0.461)         (0.121)
02/26/96(3) to 12/31/96                        10.56            0.402          (0.094)          (0.402)         (0.216)

N SHARES
01/01/01 to 06/30/01(7)                       $10.45          $ 0.254         $ 0.050          $(0.254)        $    --
12/31/00                                        9.63            0.500           0.820           (0.500)             --
12/31/99                                       10.39            0.424          (0.760)          (0.424)             --
12/31/98                                       10.52            0.418           0.059           (0.418)         (0.189)
12/31/97                                       10.25            0.435           0.391           (0.435)         (0.121)
10/02/96(3) to 12/31/96                        10.33            0.105           0.136           (0.105)         (0.216)

A SHARES
01/31/01(3) to 06/30/01(7)                    $10.44          $ 0.209         $ 0.060          $(0.209)        $    --



                                               NET                                  NET
                                              ASSET                               ASSETS                  RATIO OF
                                              VALUE                               END OF                 EXPENSES TO
                                              END OF           TOTAL              PERIOD                 AVERAGE NET
                                              PERIOD           RETURN              (000)                    ASSETS
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)
---------------------------------------------
N SHARES
01/01/01 to 06/30/01(7)                      $16.58            3.10%(2)         $    5,538                 0.75%(1)
12/31/00                                      16.55           12.90                  5,530                 0.75
12/31/99                                      15.56           (1.05)                 4,870                 0.75
12/31/98                                      16.61            7.18                  2,126                 0.75
04/16/97(3) to 12/31/97                       16.54            7.76(2)                 716                 0.75(1)

A SHARES
01/01/01 to 06/30/01(7)                      $16.58            3.10%(2)(4)      $      230                 0.75%(1)
12/31/00                                      16.55           12.90(4)                  49                 0.75
02/12/99(3) to 12/31/99                       15.56           (0.72)(2)(4)             232                 0.75(1)

B SHARES
05/31/01(3) to 06/30/01(7)                   $16.58            0.67%(2)(5)      $       70                 1.50%(1)

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                      $10.91            3.26%(2)         $  203,586                 0.23%(1)
12/31/00                                      10.82           11.21                196,980                 0.23
12/31/99                                      10.22           (0.43)               177,813                 0.69
12/31/98                                      10.70            4.94                226,087                 0.80
12/31/97                                      10.75            6.41                193,009                 0.79
02/26/96(3) to 12/31/96                       10.58            2.49(2)             208,690                 0.79(1)

N SHARES
01/01/01 to 06/30/01(7)                      $10.91            3.13%(2)         $    1,384                 0.48%(1)
12/31/00                                      10.82           10.94                    659                 0.48
12/31/99                                      10.22           (0.68)                 2,743                 0.94
12/31/98                                      10.70            4.67                    900                 1.05
12/31/97                                      10.75            6.14                    644                 1.04
03/13/96(3) to 12/31/96                       10.58            1.44(2)                  --                 1.04(1)

A SHARES
01/17/01(3) to 06/30/01(7)                   $10.91            1.70%(2)(4)      $       62                 0.48%(1)

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                      $10.50            3.07%(2)         $  107,324                 0.24%(1)
12/31/00                                      10.45           14.41                110,321                 0.25
12/31/99                                       9.63           (3.07)               126,027                 0.70
12/31/98                                      10.39            4.88                169,060                 0.79
12/31/97                                      10.52            8.55                179,871                 0.80
02/26/96(3) to 12/31/96                       10.25            3.04(2)             165,388                 0.80(1)

N SHARES
01/01/01 to 06/30/01(7)                      $10.50            2.95%(2)         $    1,168                 0.49%(1)
12/31/00                                      10.45           14.13                  1,117                 0.50
12/31/99                                       9.63           (3.31)                 1,109                 0.95
12/31/98                                      10.39            4.62                    909                 1.04
12/31/97                                      10.52            8.28                    644                 1.05
10/02/96(3) to 12/31/96                       10.25            2.34(2)                  38                 1.05(1)

A SHARES
01/31/01(3) to 06/30/01(7)                   $10.50            2.60%(2)(4)      $      203                 0.49%(1)



                                             RATIO OF EXPENSES
                                                  TO AVERAGE        RATIO OF NET
                                                  NET ASSETS      INVESTMENT INCOME      PORTFOLIO
                                                  (EXCLUDING       TO AVERAGE NET        TURNOVER
                                                    WAIVERS)            ASSETS             RATE
--------------------------------------------------------------------------------------------------
---------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)
---------------------------------------------
N SHARES
01/01/01 to 06/30/01(7)                              1.25%(1)           5.81%(1)           23.22%
12/31/00                                             1.24               5.97               26.42
12/31/99                                             1.18               5.47               76.50
12/31/98                                             1.16               5.57               99.63
04/16/97(3) to 12/31/97                              1.16(1)            6.06(1)            84.89(1)

A SHARES
01/01/01 to 06/30/01(7)                              1.25%(1)           5.81%(1)           23.22%
12/31/00                                             1.24               5.97               26.42
02/12/99(3) to 12/31/99                              1.18(1)            5.47(1)            76.50

B SHARES
05/31/01(3) to 06/30/01(7)                           2.00%(1)           5.06%(1)           23.22%

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                              0.85%(1)           4.80%(1)           67.85%
12/31/00                                             0.83               4.95              200.55
12/31/99                                             0.82               4.03              191.27
12/31/98                                             0.80               3.87               90.92
12/31/97                                             0.79               4.16               48.72
02/26/96(3) to 12/31/96                              0.82(1)            4.28(1)            57.23

N SHARES
01/01/01 to 06/30/01(7)                              1.10%(1)           4.55%(1)           67.85%
12/31/00                                             1.08               4.63              200.55
12/31/99                                             1.07               3.78              191.27
12/31/98                                             1.05               3.62               90.92
12/31/97                                             1.04               3.91               48.72
03/13/96(3) to 12/31/96                              1.07(1)            4.33(1)            57.23

A SHARES
01/17/01(3) to 06/30/01(7)                           1.10%(1)           4.55%(1)           67.85%

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                              0.87%(1)           5.14%(1)           76.50%
12/31/00                                             0.85               5.31              164.85
12/31/99                                             0.83               4.44              225.82
12/31/98                                             0.80               4.22               87.61
12/31/97                                             0.80               4.47               61.52
02/26/96(3) to 12/31/96                              0.81(1)            4.60(1)            61.60

N SHARES
01/01/01 to 06/30/01(7)                              1.12%(1)           4.89%(1)           76.50%
12/31/00                                             1.10               5.10              164.85
12/31/99                                             1.08               4.19              225.82
12/31/98                                             1.05               3.97               87.61
12/31/97                                             1.05               4.22               61.52
10/02/96(3) to 12/31/96                              1.06(1)            4.35(1)            61.60

A SHARES
01/31/01(3) to 06/30/01(7)                           1.12%(1)           4.89%(1)           76.50%

                       See Notes to Financial Statements.

                                   98 and 99

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               NET                              NET
                                              ASSET                        REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS
                                              VALUE             NET         UNREALIZED         FROM NET       FROM NET
                                            BEGINNING        INVESTMENT     GAIN/(LOSS)       INVESTMENT      REALIZED
                                            OF PERIOD          INCOME     ON INVESTMENTS       INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------

--------------------------------
TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------
B SHARES
06/21/01(3) to 06/30/01(7)                    $10.52          $ 0.007         $(0.020)         $(0.007)        $    --

---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $24.27          $ 0.418         $(2.298)         $(0.416)        $(0.334)
12/31/00                                       30.55            0.923          (2.851)          (0.922)         (3.430)
12/31/99                                       24.14            0.983           6.544           (0.978)         (0.139)
12/31/98                                       28.52            1.130          (1.647)          (1.141)         (2.722)
03/24/97(3) to 12/31/97                        29.15            0.914           3.120           (0.897)         (3.767)

N SHARES
01/01/01 to 06/30/01(7)                       $24.27          $ 0.395         $(2.298)         $(0.393)        $(0.334)
12/31/00                                       30.54            0.844          (2.841)          (0.843)         (3.430)
12/31/99                                       24.14            0.902           6.559           (0.922)         (0.139)
12/31/98                                       28.52            1.106          (1.691)          (1.073)         (2.722)
03/26/97(3) to 12/31/97                        29.30            0.690           3.122           (0.825)         (3.767)

A SHARES
01/01/01 to 06/30/01(7)                       $24.26          $ 0.389         $(2.288)         $(0.387)        $(0.334)
01/13/00(3) to 12/31/00                        29.42            0.857          (1.731)          (0.856)         (3.430)

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $12.55          $ 0.026         $ 0.088          $(0.030)        $(0.694)
12/31/00                                       14.63            0.049           1.113           (0.047)         (3.195)
12/31/99                                       17.03            0.049          (0.339)          (0.050)         (2.060)
12/31/98                                       17.59            0.116           2.224           (0.114)         (2.786)
12/31/97                                       15.53            0.234           5.190           (0.235)         (3.129)
02/26/96(3) to 12/31/96                        15.30            0.189           1.898           (0.193)         (1.664)

N SHARES
01/01/01 to 06/30/01(7)                       $12.55          $ 0.006         $ 0.098          $(0.010)        $(0.694)
12/31/00                                       14.63            0.007           1.113           (0.005)         (3.195)
12/31/99                                       17.02            0.005          (0.323)          (0.012)         (2.060)
12/31/98                                       17.59            0.066           2.213           (0.063)         (2.786)
12/31/97                                       15.53            0.174           5.190           (0.175)         (3.129)
12/31/96                                       13.99            0.451           2.926           (0.173)         (1.664)

A SHARES
01/01/01 to 06/30/01(7)                       $12.55          $ 0.007         $ 0.098          $(0.011)        $(0.694)
12/31/00                                       14.63            0.007           1.114           (0.006)         (3.195)
02/12/99(3) to 12/31/99                        16.97           (0.002)         (0.275)          (0.003)         (2.060)

------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $19.17          $ 0.095         $(0.939)         $(0.096)        $    --
12/31/00                                       20.40            0.201          (0.883)          (0.198)         (0.350)
12/31/99                                       19.27            0.168           1.713           (0.173)         (0.578)
12/31/98                                       16.32            0.218           3.492           (0.216)         (0.544)
12/31/97                                       13.73            0.272           4.050           (0.268)         (1.464)
02/26/96(3) to 12/31/96                        13.34            0.270           1.387           (0.269)         (0.998)



                                               NET                                   NET
                                              ASSET                                ASSETS                 RATIO OF
                                              VALUE                                END OF               EXPENSES TO
                                              END OF             TOTAL             PERIOD               AVERAGE NET
                                              PERIOD             RETURN            (000)                   ASSETS
----------------------------------------------------------------------------------------------------------------------

--------------------------------
TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------
B SHARES
06/21/01(3) to 06/30/01(7)                    $10.50           (0.12)%(2)(5)     $       55                 1.24%(1)

---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $21.64           (7.66)%(2)        $   37,470                 0.92%(1)
12/31/00                                       24.27           (6.48)                45,557                 0.92
12/31/99                                       30.55           32.07                 52,100                 0.92
12/31/98                                       24.14           (1.80)                49,396                 0.92
03/24/97(3) to 12/31/97                        28.52           14.24(2)              59,384                 0.92(1)

N SHARES
01/01/01 to 06/30/01(7)                       $21.64           (7.76)%(2)        $      362                 1.17%(1)
12/31/00                                       24.27           (6.69)                   260                 1.17
12/31/99                                       30.54           31.75                    375                 1.17
12/31/98                                       24.14           (2.04)                   409                 1.17
03/26/97(3) to 12/31/97                        28.52           13.39(2)                  85                 1.17(1)

A SHARES
01/01/01 to 06/30/01(7)                       $21.64           (7.74)%(2)(4)     $       20                 1.17%(1)
01/13/00(3) to 12/31/00                        24.26           (3.14)(2)(4)              18                 1.17(1)

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $11.94            1.03%(2)         $  339,622                 0.93%(1)
12/31/00                                       12.55            8.48                346,111                 0.93
12/31/99                                       14.63           (1.57)               579,754                 0.90
12/31/98                                       17.03           13.80                841,119                 0.89
12/31/97                                       17.59           35.89                845,829                 0.88
02/26/96(3) to 12/31/96                        15.53           13.66(2)             568,400                 0.90(1)

N SHARES
01/01/01 to 06/30/01(7)                       $11.95            0.95%(2)         $   17,635                 1.18%(1)
12/31/00                                       12.55            8.18                 16,025                 1.18
12/31/99                                       14.63           (1.74)                19,685                 1.15
12/31/98                                       17.02           13.42                 29,050                 1.14
12/31/97                                       17.59           35.45                 17,859                 1.13
12/31/96                                       15.53           24.15                  7,792                 0.94

A SHARES
01/01/01 to 06/30/01(7)                       $11.95            0.95%(2)(4)      $      148                 1.18%(1)
12/31/00                                       12.55            8.17(4)                 161                 1.18
02/12/99(3) to 12/31/99                        14.63           (1.50)(2)(4)             161                 1.23(1)

------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $18.23           (4.39)%(2)        $   64,550                 0.93%(1)
12/31/00                                       19.17           (3.33)                64,739                 0.93
12/31/99                                       20.40            9.87                 79,458                 0.93
12/31/98                                       19.27           22.97                 62,204                 0.93
12/31/97                                       16.32           31.90                 40,424                 0.93
02/26/96(3) to 12/31/96                        13.73           12.46(2)              31,760                 0.93(1)



                                               RATIO OF EXPENSES
                                                    TO AVERAGE        RATIO OF NET
                                                   NET ASSETS      INVESTMENT INCOME    PORTFOLIO
                                                   (EXCLUDING       TO AVERAGE NET       TURNOVER
                                                     WAIVERS)           ASSETS             RATE
-------------------------------------------------------------------------------------------------

--------------------------------
TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------
B SHARES
06/21/01(3) to 06/30/01(7)                            1.87%(1)           4.14%(1)           76.50%

---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                               1.10%(1)           3.61%(1)           13.74%
12/31/00                                              1.09               3.02               52.40
12/31/99                                              1.01               3.73               20.14
12/31/98                                              1.01               4.05               48.73
03/24/97(3) to 12/31/97                               0.96(1)            3.76(1)            93.24(1)

N SHARES
01/01/01 to 06/30/01(7)                               1.35%(1)           3.36%(1)           13.74%
12/31/00                                              1.34               2.77               52.40
12/31/99                                              1.26               3.48               20.14
12/31/98                                              1.26               3.80               48.73
03/26/97(3) to 12/31/97                               1.21(1)            3.51(1)            93.24(1)

A SHARES
01/01/01 to 06/30/01(7)                               1.35%(1)          3.36%(1)           13.74%
01/13/00(3) to 12/31/00                               1.34(1)            2.95(1)            52.40

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                               0.93%(1)           0.42%(1)           41.58%
12/31/00                                              0.93               0.31               68.09
12/31/99                                              0.91               0.29               65.13
12/31/98                                              0.89               0.64               76.92
12/31/97                                              0.88               1.33               81.48
02/26/96(3) to 12/31/96                               0.90(1)            1.43(1)            75.20

N SHARES
01/01/01 to 06/30/01(7)                               1.18%(1)           0.17%(1)           41.58%
12/31/00                                              1.18               0.06               68.09
12/31/99                                              1.16               0.04               65.13
12/31/98                                              1.14               0.39               76.92
12/31/97                                              1.13               1.08               81.48
12/31/96                                              0.94               1.47               75.20

A SHARES
01/01/01 to 06/30/01(7)                               1.18%(1)           0.17%(1)           41.58%
12/31/00                                              1.18               0.06               68.09
02/12/99(3) to 12/31/99                               1.24(1)           (0.04)(1)           65.13

------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                               1.01%(1)           1.00%(1)           18.02%
12/31/00                                              1.02               1.01               20.90
12/31/99                                              0.99               0.86               18.57
12/31/98                                              0.96               1.26               21.60
12/31/97                                              0.96               1.69               29.87
02/26/96(3) to 12/31/96                               0.97(1)            2.36(1)            52.77


                       See Notes to Financial Statements.


                                   100 and 101

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               NET                              NET
                                              ASSET                        REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS
                                              VALUE             NET         UNREALIZED         FROM NET       FROM NET
                                            BEGINNING        INVESTMENT     GAIN/(LOSS)       INVESTMENT      REALIZED
                                            OF PERIOD          INCOME     ON INVESTMENTS       INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
------------------------------
EQUITY INCOME FUND (CONTINUED)
------------------------------
N SHARES
01/01/01 to 06/30/01(7)                       $19.17          $ 0.073         $(0.949)         $(0.074)        $    --
12/31/00                                       20.40            0.151          (0.882)          (0.149)         (0.350)
12/31/99                                       19.26            0.105           1.741           (0.128)         (0.578)
12/31/98                                       16.31            0.171           3.490           (0.167)         (0.544)
12/31/97                                       13.72            0.237           4.037           (0.220)         (1.464)
04/18/96(3) to 12/31/96                        13.02            0.179           1.732           (0.213)         (0.998)

A SHARES
01/01/01 to 06/30/01(7)                       $19.17          $ 0.073         $(0.949)         $(0.074)        $    --
12/31/00                                       20.40            0.152          (0.882)          (0.150)         (0.350)
02/10/99(3) to 12/31/99                        19.26            0.098           1.744           (0.124)         (0.578)

B SHARES
06/25/01(3) to 06/30/01(7)                    $18.24          $ 0.052         $(0.029)         $(0.053)        $    --

----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $24.84          $ 0.009         $(1.434)         $    --         $(0.855)
12/31/00                                       29.14           (1.903)         (0.310)              --          (2.087)
12/31/99                                       26.25           (0.042)          4.319               --          (1.387)
12/31/98                                       22.67            0.012           5.583           (0.009)         (2.006)
12/31/97                                       18.69            0.048           6.026           (0.048)         (2.046)
02/26/96(3) to 12/31/96                        17.01            0.062           2.746           (0.063)         (1.065)

N SHARES
01/01/01 to 06/30/01(7)                       $24.62          $ 0.009         $(1.454)         $    --         $(0.855)
12/31/00                                       28.97           (1.903)         (0.360)              --          (2.087)
12/31/99                                       26.18           (0.119)          4.296               --          (1.387)
12/31/98                                       22.67           (0.030)          5.546               --          (2.006)
12/31/97                                       18.69            0.004           6.026           (0.004)         (2.046)
04/19/96(3) to 12/31/96                        16.49            0.030           3.273           (0.038)         (1.065)

A SHARES
01/01/01 to 06/30/01(7)                       $24.61          $ 0.009         $(1.454)         $    --         $(0.855)
12/31/00                                       28.96           (1.903)         (0.360)              --          (2.087)
02/05/99(3) to 12/31/99                        27.00           (0.073)          3.420               --          (1.387)

B SHARES
05/31/01(3) to 06/30/01(7)                    $23.62          $ 0.009         $(0.464)         $    --         $(0.855)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $19.88          $(0.061)        $(0.420)         $    --         $(0.269)
12/31/00                                       24.17           (0.145)          1.528               --          (5.673)
12/31/99                                       17.85           (0.039)          7.124               --          (0.765)
12/31/98                                       17.71           (0.047)          0.258               --          (0.071)
12/31/97                                       15.52            0.007           3.865           (0.012)         (1.670)
02/26/96(3) to 12/31/96                        14.24            0.057           1.998           (0.057)         (0.718)


                                               NET                                   NET
                                              ASSET                                ASSETS                 RATIO OF
                                              VALUE                                END OF               EXPENSES TO
                                              END OF             TOTAL             PERIOD               AVERAGE NET
                                              PERIOD             RETURN            (000)                   ASSETS
----------------------------------------------------------------------------------------------------------------------
------------------------------
EQUITY INCOME FUND (CONTINUED)
------------------------------
N SHARES
01/01/01 to 06/30/01(7)                       $18.22           (4.56)%(2)        $    4,701                 1.18%(1)
12/31/00                                       19.17           (3.57)                 5,277                 1.18
12/31/99                                       20.40            9.68                  5,117                 1.18
12/31/98                                       19.26           22.66                  3,728                 1.18
12/31/97                                       16.31           31.53                  1,241                 1.18
04/18/96(3) to 12/31/96                        13.72           14.67(2)                 298                 1.18(1)

A SHARES
01/01/01 to 06/30/01(7)                       $18.22           (4.56)%(2)(4)     $      489                 1.18%(1)
12/31/00                                       19.17           (3.56)(4)                542                 1.18
02/10/99(3) to 12/31/99                        20.40            9.66(2)(4)              437                 1.24(1)

B SHARES
06/25/01(3) to 06/30/01(7)                    $18.21            0.13%(2)(5)      $        4                 1.93%(1)

----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $22.56           (5.73)%(2         $  157,260                 1.10%(1)
12/31/00                                       24.84           (7.67)               166,310                 1.10
12/31/99                                       29.14           16.56                182,283                 1.10
12/31/98                                       26.25           25.03                144,759                 1.10
12/31/97                                       22.67           32.81                109,140                 1.10
02/26/96(3) to 12/31/96                        18.69           16.43(2)              76,516                 1.10(1)

N SHARES
01/01/01 to 06/30/01(7)                       $22.32           (5.86)%(2)        $    6,720                 1.35%(1)
12/31/00                                       24.62           (7.89)                 6,313                 1.35
12/31/99                                       28.97           16.22                  7,800                 1.35
12/31/98                                       26.18           24.68                  7,661                 1.35
12/31/97                                       22.67           32.54                  2,766                 1.35
04/19/96(3) to 12/31/96                        18.69           19.95(2)                 397                 1.35(1)

A SHARES
01/01/01 to 06/30/01(7)                       $22.31           (5.86)%(2)(4)     $      737                 1.35%(1)
12/31/00                                       24.61           (7.90)(4)                758                 1.35
02/05/99(3) to 12/31/99                        28.96           12.65(2)(4)              710                 1.42(1)

B SHARES
05/31/01(3) to 06/30/01(7)                    $22.31           (1.92)%(2)(5)     $        6                 2.10%(1)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $19.13           (2.35)%(2)        $  460,828                 1.20%(1)
12/31/00                                       19.88            6.75                465,215                 1.20
12/31/99                                       24.17           40.14                432,071                 1.20
12/31/98                                       17.85            1.16                296,719                 1.20
12/31/97                                       17.71           25.47                274,353                 1.20
02/26/96(3) to 12/31/96                        15.52           14.49(2)             150,306                 1.20(1)



                                            RATIO OF EXPENSES
                                                 TO AVERAGE        RATIO OF NET
                                                NET ASSETS      INVESTMENT INCOME    PORTFOLIO
                                                (EXCLUDING       TO AVERAGE NET       TURNOVER
                                                  WAIVERS)           ASSETS             RATE
----------------------------------------------------------------------------------------------
------------------------------
EQUITY INCOME FUND (CONTINUED)
------------------------------
N SHARES
01/01/01 to 06/30/01(7)                            1.26%(1)           0.75%(1)           18.02%
12/31/00                                           1.27               0.76               20.90
12/31/99                                           1.24               0.61               18.57
12/31/98                                           1.21               1.01               21.60
12/31/97                                           1.21               1.44               29.87
04/18/96(3) to 12/31/96                            1.19(1)            2.11(1)            52.77

A SHARES
01/01/01 to 06/30/01(7)                            1.26%(1)           0.75%(1)           18.02%
12/31/00                                           1.27               0.76               20.90
02/10/99(3) to 12/31/99                            1.30(1)            0.55(1)            18.57

B SHARES
06/25/01(3) to 06/30/01(7)                         2.01%(1)           0.00%(1)           18.02%

----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                            1.18%(1)           0.09%(1)           18.91%
12/31/00                                           1.16              (0.22)              43.74
12/31/99                                           1.14              (0.16)              35.11
12/31/98                                           1.11               0.05               34.96
12/31/97                                           1.11               0.22               37.02
02/26/96(3) to 12/31/96                            1.14(1)            0.42(1)            35.36

N SHARES
01/01/01 to 06/30/01(7)                            1.43%(1)          (0.16)%(1)          18.91%
12/31/00                                           1.41              (0.47)              43.74
12/31/99                                           1.39              (0.41)              35.11
12/31/98                                           1.36              (0.20)              34.96
12/31/97                                           1.36              (0.03)              37.02
04/19/96(3) to 12/31/96                            1.39(1)            0.17(1)            35.36

A SHARES
01/01/01 to 06/30/01(7)                            1.43%(1)          (0.16)%(1)          18.91%
12/31/00                                           1.41              (0.47)              43.74
02/05/99(3) to 12/31/99                            1.46(1)           (0.48)(1)           35.11

B SHARES
05/31/01(3) to 06/30/01(7)                         2.18%(1)          (0.91)%(1)          18.91%

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                            1.24%(1)          (0.67)%(1)          47.62%
12/31/00                                           1.22              (0.70)              86.88
12/31/99                                           1.21              (0.50)              59.99
12/31/98                                           1.21              (0.28)              51.49
12/31/97                                           1.21               0.03               39.63
02/26/96(3) to 12/31/96                            1.22(1)            0.46(1)            46.13

                       See Notes to Financial Statements.

                                  102 and 103

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               NET                              NET
                                              ASSET                        REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS
                                              VALUE             NET         UNREALIZED         FROM NET       FROM NET
                                            BEGINNING        INVESTMENT     GAIN/(LOSS)       INVESTMENT      REALIZED
                                            OF PERIOD          INCOME     ON INVESTMENTS       INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
--------------------------------------
SMALL-CAP OPPORTUNITY FUND (CONTINUED)
--------------------------------------
N SHARES
01/01/01 to 06/30/01(7)                       $19.62          $(0.061)        $(0.420)         $    --         $(0.269)
12/31/00                                       23.99           (0.145)          1.448               --          (5.673)
12/31/99                                       17.77           (0.057)          7.042               --          (0.765)
12/31/98                                       17.66           (0.060)          0.241               --          (0.071)
12/31/97                                       15.51           (0.003)          3.823               --          (1.670)
04/19/96(3) to 12/31/96                        14.25            0.032           1.996           (0.050)         (0.718)

A SHARES
01/01/01 to 06/30/01(7)                       $19.62          $(0.061)        $(0.440)         $    --         $(0.269)
12/31/00                                       23.99           (0.145)          1.448               --          (5.673)
03/05/99(3) to 12/31/99                        16.67           (0.092)          8.177               --          (0.765)

B SHARES
06/25/01(3) to 06/30/01(7)                    $18.32          $(0.061)        $ 0.880          $    --         $(0.269)

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $37.35          $ 0.014         $ 4.658          $    --         $(0.712)
12/31/00                                       30.29            0.031           9.854           (0.030)         (2.795)
12/31/99                                       30.69            0.124           0.015           (0.122)         (0.417)
12/31/98                                       33.02            0.132          (1.312)          (0.139)         (1.011)
03/24/97(3) to 12/31/97                        28.29            0.146           7.467           (0.139)         (2.744)

N SHARES
01/01/01 to 06/30/01(7)                       $37.28          $ 0.014         $ 4.608          $    --         $(0.712)
12/31/00                                       30.28            0.001           9.794               --          (2.795)
12/31/99                                       30.69            0.031           0.029           (0.053)         (0.417)
12/31/98                                       33.02            0.093          (1.342)          (0.070)         (1.011)
07/10/97(3) to 12/31/97                        32.31            0.028           3.462           (0.036)         (2.744)

A SHARES
01/01/01 to 06/30/01(7)                       $37.28          $ 0.014         $ 4.598          $    --         $(0.712)
12/31/00                                       30.28            0.001           9.794               --          (2.795)
08/18/99(3) to 12/31/99                        29.09            0.008           1.368           (0.051)         (0.135)

B SHARES
05/31/01(3) to 06/30/01(7)                    $40.77          $ 0.014         $ 1.098          $    --         $(0.712)

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $28.39          $ 0.116         $(2.098)         $(0.119)        $(0.109)
12/31/00                                       33.21            0.274          (3.337)          (0.270)         (1.487)
12/31/99                                       28.35            0.307           5.420           (0.305)         (0.562)
12/31/98                                       23.51            0.304           6.247           (0.303)         (1.408)
12/31/97                                       18.48            0.278           5.742           (0.281)         (0.709)
02/26/96(3) to 12/31/96                        16.72            0.268           2.104           (0.268)         (0.344)

N SHARES
01/01/01 to 06/30/01(7)                       $28.39          $ 0.080         $(2.104)         $(0.087)        $(0.109)
12/31/00                                       33.21            0.191          (3.333)          (0.191)         (1.487)
12/31/99                                       28.35            0.249           5.413           (0.240)         (0.562)
12/31/98                                       23.51            0.236           6.244           (0.232)         (1.408)
12/31/97                                       18.48            0.247           5.725           (0.233)         (0.709)
04/19/96(3) to 12/31/96                        16.35            0.188           2.511           (0.225)         (0.344)


                                               NET                                   NET
                                              ASSET                                ASSETS                 RATIO OF
                                              VALUE                                END OF               EXPENSES TO
                                              END OF             TOTAL             PERIOD               AVERAGE NET
                                              PERIOD             RETURN            (000)                   ASSETS
-----------------------------------------------------------------------------------------------------------------------
--------------------------------------
SMALL-CAP OPPORTUNITY FUND (CONTINUED)
--------------------------------------
N SHARES
01/01/01 to 06/30/01(7)                       $18.87           (2.43)%(2)        $   11,081                 1.45%(1)
12/31/00                                       19.62            6.51                  8,995                 1.45
12/31/99                                       23.99           39.75                  6,397                 1.45
12/31/98                                       17.77            0.99                  5,032                 1.45
12/31/97                                       17.66           25.14                  2,485                 1.45
04/19/96(3) to 12/31/96                        15.51           14.29(2)                 443                 1.45(1)

A SHARES
01/01/01 to 06/30/01(7)                       $18.85           (2.49)%(2)(4)     $       73                 1.45%(1)
12/31/00                                       19.62            6.46(4)                  50                 1.45
03/05/99(3) to 12/31/99                        23.99           48.98(2)(4)               28                 1.49(1)

B SHARES
06/25/01(3) to 06/30/01(7)                    $18.87            4.54%(2)(5)      $        1                 2.20%(1)

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $41.31           12.58%(2)         $  229,216                 0.99%(1)
12/31/00                                       37.35           34.45                149,791                 0.99
12/31/99                                       30.29            0.49                115,544                 0.99
12/31/98                                       30.69           (3.93)               143,525                 0.99
03/24/97(3) to 12/31/97                        33.02           27.11(2)              99,816                 0.99(1)

N SHARES
01/01/01 to 06/30/01(7)                       $41.19           12.47%(2)         $    7,763                 1.24%(1)
12/31/00                                       37.28           34.15                  1,247                 1.24
12/31/99                                       30.28            0.22                    743                 1.24
12/31/98                                       30.69           (4.15)                   641                 1.24
07/10/97(3) to 12/31/97                        33.02           10.95(2)                 292                 1.24(1)

A SHARES
01/01/01 to 06/30/01(7)                       $41.18           12.44%(2)(4)      $      287                 1.24%(1)
12/31/00                                       37.28           34.15(4)                  61                 1.24
08/18/99(3) to 12/31/99                        30.28            4.77(2)(4)               12                 1.24(1)

B SHARES
05/31/01(3) to 06/30/01(7)                    $41.17            2.79%(2)(5)      $       53                 1.99%(1)

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $26.18           (6.97)%(2)        $  487,239                 0.45%(1)
12/31/00                                       28.39           (9.33)               532,044                 0.45
12/31/99                                       33.21           20.40                549,696                 0.45
12/31/98                                       28.35           28.22                362,568                 0.45
12/31/97                                       23.51           32.78                292,196                 0.45
02/26/96(3) to 12/31/96                        18.48           14.26(2)             143,954                 0.45(1)

N SHARES
01/01/01 to 06/30/01(7)                       $26.17           (7.12)%(2)        $   23,190                 0.70%(1)
12/31/00                                       28.39           (9.55)                25,291                 0.70
12/31/99                                       33.21           20.14                 24,056                 0.70
12/31/98                                       28.35           27.88                 13,727                 0.70
12/31/97                                       23.51           32.51                  6,942                 0.70
04/19/96(3) to 12/31/96                        18.48           16.56(2)                 150                 0.70(1)



                                             RATIO OF EXPENSES
                                                 TO AVERAGE        RATIO OF NET
                                                NET ASSETS      INVESTMENT INCOME     PORTFOLIO
                                                (EXCLUDING       TO AVERAGE NET        TURNOVER
                                                  WAIVERS)           ASSETS              RATE
-----------------------------------------------------------------------------------------------
--------------------------------------
SMALL-CAP OPPORTUNITY FUND (CONTINUED)
--------------------------------------
N SHARES
01/01/01 to 06/30/01(7)                            1.49%(1)          (0.92)%(1)          47.62%
12/31/00                                           1.47              (0.95)              86.88
12/31/99                                           1.46              (0.75)              59.99
12/31/98                                           1.46              (0.53)              51.49
12/31/97                                           1.46              (0.22)              39.63
04/19/96(3) to 12/31/96                            1.47(1)            0.10(1)            46.13

A SHARES
01/01/01 to 06/30/01(7)                            1.49%(1)          (0.92)%(1)          47.62%
12/31/00                                           1.47              (0.95)              86.88
03/05/99(3) to 12/31/99                            1.50(1)           (0.79)(1)           59.99

B SHARES
06/25/01(3) to 06/30/01(7)                         2.24%(1)          (1.67)%(1)          47.62%

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                            1.05%(1)           0.10%(1)           36.13%
12/31/00                                           1.08               0.10               80.97
12/31/99                                           1.04               0.37               70.84
12/31/98                                           1.05               0.56               76.44
03/24/97(3) to 12/31/97                            1.06(1)            0.63(1)            91.66(1)

N SHARES
01/01/01 to 06/30/01(7)                            1.30%(1)          (0.15)%(1)          36.13%
12/31/00                                           1.33              (0.15)              80.97
12/31/99                                           1.29               0.12               70.84
12/31/98                                           1.30               0.31               76.44
07/10/97(3) to 12/31/97                            1.31(1)            0.38(1)            91.66(1)

A SHARES
01/01/01 to 06/30/01(7)                            1.30%(1)          (0.15)%(1)          36.13%
12/31/00                                           1.33              (0.15)              80.97
08/18/99(3) to 12/31/99                            1.29(1)            0.12(1)            70.84

B SHARES
05/31/01(3) to 06/30/01(7)                         2.05%(1)          (0.90)%(1)          36.13%

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                            0.49%(1)           0.86%(1)            2.83%
12/31/00                                           0.47               0.85                8.39
12/31/99                                           0.46               1.04                2.17
12/31/98                                           0.46               1.16                5.59
12/31/97                                           0.47               1.39                7.10
02/26/96(3) to 12/31/96                            0.49(1)            1.85(1)             4.71

N SHARES
01/01/01 to 06/30/01(7)                            0.74%(1)           0.61%(1)            2.83%
12/31/00                                           0.72               0.60                8.39
12/31/99                                           0.71               0.79                2.17
12/31/98                                           0.71               0.91                5.59
12/31/97                                           0.72               1.14                7.10
04/19/96(3) to 12/31/96                            0.74(1)            1.60(1)             4.71

                       See Notes to Financial Statements.

                                  104 and 105

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               NET                              NET
                                              ASSET                        REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS
                                              VALUE             NET         UNREALIZED         FROM NET       FROM NET
                                            BEGINNING        INVESTMENT     GAIN/(LOSS)       INVESTMENT      REALIZED
                                            OF PERIOD          INCOME     ON INVESTMENTS       INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------
--------------------------------
LARGE-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $ 9.73          $(0.001)        $(2.649)         $    --         $    --
12/28/00(3) to 12/31/00                        10.00           (0.001)         (0.269)              --              --

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/09/01(3) to 06/30/01(7)                    $10.00          $ 0.006         $ 0.504          $    --         $    --

---------------
TECHNOLOGY FUND
---------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                        $9.72          $(0.010)        $(2.410)         $    --         $    --
12/27/00(3) to 12/31/00                        10.00               --          (0.280)              --              --

-------------
BALANCED FUND
-------------

INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $13.27          $ 0.183         $ 0.008          $(0.179)        $(0.042)
12/31/00                                       12.38            0.389           1.115           (0.391)         (0.223)
12/31/99                                       14.44            0.444          (0.668)          (0.435)         (1.401)
12/31/98                                       14.93            0.492           0.753           (0.494)         (1.241)
03/24/97(3) to 12/31/97                        12.74            0.377           2.185           (0.372)             --

N SHARES
01/01/01 to 06/30/01(7)                       $13.27          $ 0.168         $ 0.008          $(0.164)        $(0.042)
12/31/00                                       12.38            0.356           1.114           (0.357)         (0.223)
12/31/99                                       14.44            0.386          (0.641)          (0.404)         (1.401)
12/31/98                                       14.93            0.440           0.759           (0.448)         (1.241)
04/16/97(3) to 12/31/97                        12.56            0.301           2.411           (0.342)             --

A SHARES
01/01/01 to 06/30/01(7)                       $13.26          $ 0.169         $ 0.008          $(0.165)        $(0.042)
12/31/00                                       12.38            0.356           1.107           (0.360)         (0.223)
02/10/99(3) to 12/31/99                        14.14            0.340          (0.305)          (0.394)         (1.401)

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $14.36          $ 0.089         $(1.729)         $    --         $    --
12/31/00                                       15.89            0.120          (1.606)          (0.044)             --
12/31/99                                       12.55            0.117           3.309           (0.086)             --
12/31/98                                       13.33            0.166          (0.787)          (0.159)             --
12/31/97                                       15.46            0.116          (0.858)          (0.125)         (1.263)
02/26/96(3) to 12/31/96                        15.04            0.128           0.485           (0.125)         (0.068)

N SHARES
01/01/01 to 06/30/01(7)                       $14.36          $ 0.089         $(1.719)         $    --       $      --
12/31/00                                       15.89            0.076          (1.606)              --              --
12/31/99                                       12.55            0.101           3.262           (0.023)             --
12/31/98                                       13.33            0.140          (0.787)          (0.133)             --
12/31/97                                       15.46            0.078          (0.876)          (0.069)         (1.263)
03/13/96(3) to 12/31/96                        14.69            0.091           0.860           (0.113)         (0.068)



                                               NET                                      NET
                                              ASSET                                   ASSETS              RATIO OF
                                              VALUE                                   END OF            EXPENSES TO
                                              END OF             TOTAL                PERIOD            AVERAGE NET
                                              PERIOD             RETURN               (000)                ASSETS
---------------------------------------------------------------------------------------------------------------------
--------------------------------
LARGE-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $ 7.08          (27.24)%(2)           $    2,021              1.00%(1)
12/28/00(3) to 12/31/00                         9.73           (2.70)(2)                    24              1.00(1)

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/09/01(3) to 06/30/01(7)                    $10.51            5.10%(2)            $    5,868              1.00%(1)

---------------
TECHNOLOGY FUND
---------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $ 7.30          (24.90)%(2)           $    4,339              1.00%(1)
12/27/00(3) to 12/31/00                         9.72           (2.80)(2)                 2,038              1.00(1)

-------------
BALANCED FUND
-------------

INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $13.24            1.48%(2)            $   55,767              0.88%(1)
12/31/00                                       13.27           12.31                    56,197              0.88
12/31/99                                       12.38           (1.30)                   21,871              0.88
12/31/98                                       14.44            8.61                    56,027              0.88
03/24/97(3) to 12/31/97                        14.93           20.24(2)                 69,415              0.88(1)

N SHARES
01/01/01 to 06/30/01(7)                       $13.24            1.28%(2)            $    2,033              1.13%(1)
12/31/00                                       13.27           12.03                     2,073              1.13
12/31/99                                       12.38           (1.52)                    2,311              1.13
12/31/98                                       14.44            8.29                     2,328              1.13
04/16/97(3) to 12/31/97                        14.93           21.72(2)                    700              1.13(1)

A SHARES
01/01/01 to 06/30/01(7)                       $13.23            1.36%(2)(4)         $      190              1.13%(1)
12/31/00                                       13.26           11.97(4)                    131              1.13
02/10/99(3) to 12/31/99                        12.38            0.50(2)(4)                  84              1.21(1)

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $12.72          (11.42)%(2)           $  229,552              1.35%(1)
12/31/00                                       14.36           (9.34)                  254,642              1.35
12/31/99                                       15.89           27.33                   272,886              1.35
12/31/98                                       12.55           (4.64)                  194,447              1.33
12/31/97                                       13.33           (4.87)                  172,158              1.40
02/26/96(3) to 12/31/96                        15.46            4.08(2)                109,747              1.36(1)

N SHARES
01/01/01 to 06/30/01(7)                       $12.73          (11.47)%(2)           $    9,387              1.60%(1)
12/31/00                                       14.36           (9.50)                    2,525              1.60
12/31/99                                       15.89           26.81                     2,531              1.60
12/31/98                                       12.55           (4.84)                    1,657              1.58
12/31/97                                       13.33           (5.21)                    1,265              1.65
03/13/96(3) to 12/31/96                        15.46            6.48(2)                    597              1.61(1)



                                       RATIO OF EXPENSES
                                            TO AVERAGE        RATIO OF NET
                                           NET ASSETS      INVESTMENT INCOME    PORTFOLIO
                                           (EXCLUDING       TO AVERAGE NET       TURNOVER
                                             WAIVERS)           ASSETS             RATE
------------------------------------------------------------------------------------------
--------------------------------
LARGE-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       3.89%(1)          (0.06)%(1)          46.43%
12/28/00(3) to 12/31/00                         --(6)           (1.00)(1)            0.00

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/09/01(3) to 06/30/01(7)                    2.59%(1)           0.20%(1)           36.29%(1)

---------------
TECHNOLOGY FUND
---------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       2.28%(1)          (0.38)%(1)          28.41%
12/27/00(3) to 12/31/00                         --(6)            4.47(1)             0.00

-------------
BALANCED FUND
-------------

INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       1.06%(1)           2.79%(1)           40.61%
12/31/00                                      1.14               2.99              141.47
12/31/99                                      1.05               2.84               67.77
12/31/98                                      0.98               3.16               70.93
03/24/97(3) to 12/31/97                       0.92(1)            3.45(1)           108.29(1)

N SHARES
01/01/01 to 06/30/01(7)                       1.31%(1)           2.54%(1)           40.61%
12/31/00                                      1.57               2.69              141.47
12/31/99                                      1.30               2.59               67.77
12/31/98                                      1.23               2.91               70.93
04/16/97(3) to 12/31/97                       1.17(1)            3.20(1)           108.29(1)

A SHARES
01/01/01 to 06/30/01(7)                       1.31%(1)           2.54%(1)           40.61%
12/31/00                                      1.51               2.74              141.47
02/10/99(3) to 12/31/99                       1.38(1)            2.51(1)            67.77

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       1.36%(1)           1.51%(1)           21.19%
12/31/00                                      1.36               0.82               76.86
12/31/99                                      1.35               0.86               48.49
12/31/98                                      1.33               1.64               45.82
12/31/97                                      1.42               0.82               93.33
02/26/96(3) to 12/31/96                       1.38(1)            0.99(1)             6.72

N SHARES
01/01/01 to 06/30/01(7)                       1.61%(1)           1.26%(1)           21.19%
12/31/00                                      1.61               0.57               76.86
12/31/99                                      1.60               0.61               48.49
12/31/98                                      1.58               1.39               45.82
12/31/97                                      1.67               0.57               93.33
03/13/96(3) to 12/31/96                       1.63(1)            0.35(1)             6.72

                       See Notes to Financial Statements.

                                  106 and 107

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               NET                              NET
                                              ASSET                        REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS
                                              VALUE             NET         UNREALIZED         FROM NET       FROM NET
                                            BEGINNING        INVESTMENT     GAIN/(LOSS)       INVESTMENT      REALIZED
                                            OF PERIOD          INCOME     ON INVESTMENTS       INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------
------------------------------
INTERNATIONAL FUND (CONTINUED)
------------------------------
A SHARES
01/01/01 to 06/30/01(7)                       $14.38          $ 0.089         $(1.749)         $    --         $  --
12/31/00                                       15.89            0.076          (1.586)              --            --
03/05/99(3) to 12/31/99                        11.90           (0.009)          4.022           (0.023)           --

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                       $ 6.88          $ 0.032         $(0.082)         $    --         $  --
12/31/00                                        9.64            0.033          (2.786)          (0.007)           --
12/31/99                                        5.87           (0.004)          3.790           (0.016)           --
12/31/98                                        8.55            0.023          (2.688)          (0.015)           --
10/21/97(3) to 12/31/97                        10.00            0.006          (1.456)              --            --

N SHARES
01/01/01 to 06/30/01(7)                       $ 6.80          $ 0.032         $(0.052)         $    --         $  --
12/31/00                                        9.58            0.025          (2.805)              --            --
12/31/99                                        5.85           (0.027)          3.773           (0.016)           --
12/31/98                                        8.54            0.008          (2.698)              --            --
10/21/97(3) to 12/31/97                        10.00            0.002          (1.462)              --            --

A SHARES
01/01/01 to 06/30/01(7)                       $ 6.82          $ 0.032         $(0.092)         $    --         $  --
12/31/00                                        9.58            0.025          (2.785)              --            --
08/12/99(3) to 12/31/99                         7.47           (0.024)          2.150           (0.016)           --



                                            NET                                   NET
                                           ASSET                                ASSETS                 RATIO OF
                                           VALUE                                END OF               EXPENSES TO
                                           END OF             TOTAL             PERIOD               AVERAGE NET
                                           PERIOD             RETURN            (000)                   ASSETS
-------------------------------------------------------------------------------------------------------------------
------------------------------
INTERNATIONAL FUND (CONTINUED)
------------------------------
A SHARES
01/01/01 to 06/30/01(7)                    $12.72          (11.54)%(2)(4)     $        2                 1.60%(1)
12/31/00                                    14.38           (9.50)(4)                  2                 1.60
03/05/99(3) to 12/31/99                     15.89           33.73(2)(4)                5                 1.65(1)

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                    $ 6.83           (0.73)%(2)        $   33,422                 1.74%(1)
12/31/00                                     6.88          (28.55)                32,313                 1.67
12/31/99                                     9.64           64.53                 38,155                 1.70
12/31/98                                     5.87          (31.16)                19,072                 1.75
10/21/97(3) to 12/31/97                      8.55          (14.50)(2)             18,023                 1.75(1)

N SHARES
01/01/01 to 06/30/01(7)                    $ 6.78           (0.29)%(2)        $      344                 1.99%(1)
12/31/00                                     6.80          (29.02)                   297                 1.96
12/31/99                                     9.58           64.06                    322                 1.95
12/31/98                                     5.85          (31.50)                    62                 2.00
10/21/97(3) to 12/31/97                      8.54          (14.60)(2)                 96                 2.00(1)

A SHARES
01/01/01 to 06/30/01(7)                    $ 6.76           (0.88)%(2)(4)     $        6                 1.99%(1)
12/31/00                                     6.82          (28.81)(4)                  8                 1.92
08/12/99(3) to 12/31/99                      9.58           28.48(2)(4)                5                 1.95(1)



                                                 RATIO OF EXPENSES
                                                      TO AVERAGE        RATIO OF NET
                                                     NET ASSETS      INVESTMENT INCOME    PORTFOLIO
                                                     (EXCLUDING       TO AVERAGE NET       TURNOVER
                                                       WAIVERS)           ASSETS             RATE
----------------------------------------------------------------------------------------------------
------------------------------
INTERNATIONAL FUND (CONTINUED)
------------------------------
A SHARES
01/01/01 to 06/30/01(7)                                 1.61%(1)           1.26%(1)           21.19%
12/31/00                                                1.61               0.57               76.86
03/05/99(3) to 12/31/99                                 1.65(1)            0.56(1)            48.49

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/01 to 06/30/01(7)                                 1.81%(1)           1.54%(1)           11.57%
12/31/00                                                1.71               0.37               78.65
12/31/99                                                1.76              (0.17)              53.69
12/31/98                                                2.08               1.06               34.55
10/21/97(3) to 12/31/97                                 2.09(1)            0.43(1)               --

N SHARES
01/01/01 to 06/30/01(7)                                 2.06%(1)           1.29%(1)           11.57%
12/31/00                                                2.00               0.18               78.65
12/31/99                                                2.01              (0.42)              53.69
12/31/98                                                2.33               0.81               34.55
10/21/97(3) to 12/31/97                                 2.34(1)            0.18(1)               --

A SHARES
01/01/01 to 06/30/01(7)                                 2.06%(1)           1.29%(1)           11.57%
12/31/00                                                1.96               0.16               78.65
08/12/99(3) to 12/31/99                                 2.01(1)           (0.42)(1)           53.69

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Sales load is not reflected in total return.
(5) Contingent deferred sales load is not reflected in total return.
(6) Not meaningful given short period.
(7) Unaudited.

                       See Notes to Financial Statements.

                                  108 and 109

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2001 (UNAUDITED)

1.   ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers twenty-one diversified investment portfolios. The portfolios of the Trust are each referred to as a "Fund" and, collectively, as the "Funds" and are as follows:

         EQUITY FUNDS:
         Harris Insight Equity Fund ("Equity Fund")
         Harris Insight Equity Income Fund ("Equity Income Fund")
         Harris Insight Core Equity Fund ("Core  Equity Fund")  (formerly  named the Growth Fund)
         Harris  Insight  Small-Cap  Opportunity  Fund  ("Small-Cap  Opportunity
            Fund")
         Harris Insight Small-Cap Value Fund ("Small-Cap Value Fund")
         Harris Insight Index Fund ("Index Fund")
         Harris Insight International Fund ("International Fund")
         Harris Insight Large-Cap Aggressive Growth Fund ("Large-Cap  Aggressive
            Growth Fund")
         Harris Insight Small-Cap Aggressive Growth Fund ("Small-Cap  Aggressive
            Growth Fund")
         Harris Insight Technology Fund ("Technology Fund")
         Harris Insight Balanced Fund ("Balanced Fund")
         Harris Insight Emerging Markets Fund ("Emerging Markets Fund")

         FIXED INCOME FUNDS:
         Harris Insight  Short/Intermediate Bond Fund  ("Short/Intermediate Bond
            Fund")
         Harris Insight  Convertible  Securities Fund  ("Convertible  Securities
            Fund")
         Harris Insight Bond Fund ("Bond Fund")
         Harris  Insight   Intermediate   Government  Bond  Fund  ("Intermediate
            Government Bond Fund")
         Harris  Insight   Intermediate   Tax-Exempt  Bond  Fund  ("Intermediate
            Tax-Exempt Bond Fund")
         Harris Insight Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund")

         MONEY MARKET FUNDS:
         Harris Insight  Government Money Market Fund ("Government  Money Market
            Fund")
         Harris Insight Money Market Fund ("Money Market Fund")
         Harris Insight  Tax-Exempt Money Market Fund ("Tax-Exempt  Money Market
            Fund")

     The Trust offers four classes of shares, A shares, N shares, B shares and Institutional shares. Institutional shares are offered by each Fund. A shares are offered by each Fund, except for the Index Fund, the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, the Technology Fund and each of the Money Market Funds. N shares are offered by each Fund, except for the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund and the Technology Fund. B shares are offered by each Fund, except for the Convertible Securities Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Money Market Fund and the Government Money Market Fund. Shares of all classes of a Fund have equal voting rights except on class-specific matters. Investment income, realized gains and losses and certain fund-level expenses are borne pro rata on the basis of relative net assets of all classes, except that each class bears any expenses unique to that class. N shares, A shares and B shares are subject to certain service organization/agent fees as described in Note 4 and the A shares are sold subject to a sales load (Note 5). Institutional shares are not subject to service organization/agent fees or sales loads.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

2.   SIGNIFICANT ACCOUNTING POLICIES


     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- The value of securities (other than bonds and debt obligations maturing in 60 days or less which are valued at amortized cost) of the Funds other than Money Market Funds is determined based on the last sales price on the principal exchange on which the securities are traded as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is considered likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Board of Trustees of the Funds. Prices used for valuations of securities are provided by independent pricing services and brokers. Bonds maturing in more than 60 days are valued at the mean of the last bid and asked prices. In the event that such prices are not readily available, securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations, other than bonds, with remaining maturities of 60 days or less are valued at amortized cost.

     Each of the Money Market Funds values its investments using the amortized cost method, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
     liabilities at the current rate of exchange on the valuation date; and

          (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Fund and the Emerging Markets Fund do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The International Fund and the Emerging Markets Fund report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

     (C) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

     (D) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds and the Fixed Income Funds (other than the Convertible Securities Fund) are declared daily and paid monthly. Dividends from the Convertible Securities Fund, Equity Fund, Equity Income Fund, Index Fund, and Balanced Fund are declared and paid quarterly. Dividends from the Core Equity Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, Technology Fund, International Fund and the Emerging Markets Fund are declared and paid annually. Each Fund's net realized capital gains, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend dates.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (E) FUTURES CONTRACTS -- The Funds may seek to hedge all or a portion of their investments through the use of securities index and other financial futures contracts. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.


     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.


     (F) ORGANIZATION EXPENSES -- Certain Funds' share of the costs incurred in connection with the organization of the Trust has been deferred and is being amortized over 60 months from commencement of operations of the respective Fund.

     (G) ALLOCATION OF EXPENSES-- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund are allocated among the classes of shares of the Fund based upon the relative net assets of the classes.

     (H) DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses are deferred until ultimate sale of the security (without repurchase).

     (I) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)


     (J) SECURITIES LENDING-- The non-Money Market Funds may participate in a securities lending program with certain counterparties whereby the Funds loan securities to an organization that provides collateral. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization on and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral (consisting of repurchase agreements, commercial paper and money market funds) held by the Funds with respect to such loans (including rights to draw on letters of credit) at June 30, 2001, and income earned on securities loaned for the period ended June 30, 2001, are as follows:


                                            MARKET VALUE OF      VALUE OF COLLATERAL      INCOME EARNED ON
                                           SECURITIES ON LOAN         RECEIVED           SECURITIES LOANED*
                                           ------------------    -------------------     ------------------
Short/Intermediate Bond Fund ......            $ 6,398,056            $ 6,617,344            $    805
Bond Fund .........................                945,028                992,250              21,067
Intermediate  Government  Bond Fund              3,022,186              3,124,800                 833
Convertible  Securities Fund ......              4,036,015              4,161,100               6,997
Equity Fund .......................             67,527,191             71,183,345              28,132
Equity Income Fund ................             26,005,019             26,520,571               8,828
Core Equity Fund ..................             41,454,295             42,552,284              17,280
Small-Cap  Opportunity Fund .......             40,210,712             40,603,230              45,135
Small-Cap Value Fund ..............             21,207,803             22,376,540             107,168
Index Fund ........................             83,527,974             86,013,628              26,785
Balanced Fund .....................              8,827,215              9,075,303               5,382

*Income is included in interest income in the Statements of Operations.

     (K) Certain costs incurred in connection with the initial offering of shares of the Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund and Technology Fund, estimated at $17,398 for each Fund, have been paid by the Funds' Adviser. The Funds will reimburse the Adviser for such costs, which will be deferred and amortized by the Funds over the period of benefit, not to exceed 12 months from the dates the Funds commenced operations.

     (L) OTHER -- Investment transactions are recorded on trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.

     Effective January 1, 2001, the Fund adopted a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"). The Guide requires the Funds to classify gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as part of interest income. Adopting this accounting principle had no effect on the Fund's net asset value, but changes the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The impact of the adoption of the principle was not material to the financial statements.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Investment Management ("HIM") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. Prior to May 1, 2001, Harris Trust and Savings Bank ("Harris Trust") was the Adviser to the Funds and HIM served as Portfolio Management Agent pursuant to a Portfolio Management Contract. As Adviser, HIM is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:


                     Each Money Market Fund                0.14% of the first $100 million of net assets and 0.10% of net assets over $100 million
                     Short/Intermediate Bond Fund          0.70%
                     Bond Fund                             0.65%
                     Intermediate Government Bond Fund     0.65%
                     Intermediate Tax-Exempt Bond Fund     0.60%
                     Tax-Exempt Bond Fund                  0.60%
                     Convertible Securities Fund           0.70%
                     Equity Fund                           0.70%
                     Equity Income Fund                    0.70%
                     Core Equity Fund                      0.90%
                     Small-Cap Opportunity Fund            1.00%
                     Small-Cap Value Fund                  0.80%
                     Index Fund                            0.25%
                     Large-Cap Aggressive Growth Fund      0.75%
                     Small-Cap Aggressive Growth Fund      0.75%
                     Technology Fund                       0.75%
                     Balanced Fund                         0.60%
                     International Fund                    1.05%
                     Emerging Markets Fund                 1.25%

     HIM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the period ended June 30, 2001, advisory fees and waivers for certain Funds were as follows:


                                         GROSS                          NET
                                      ADVISORY FEE      WAIVER      ADVISORY FEE
                                      ------------      ------      ------------
     Short/Intermediate Bond Fund .... $  810,487      $387,684      $  422,803
     Bond Fund .......................    702,039       315,068         386,971
     Intermediate Government Bond Fund    228,822       164,438          64,384
     Intermediate Tax-Exempt Bond Fund    593,853       593,853               0
     Tax-Exempt Bond Fund ............    330,351       330,351               0
     Convertible Securities Fund .....    143,660        27,845         115,815
     Equity Income Fund ..............    241,706        19,042         222,664
     Core Equity Fund ................    749,248        52,260         696,988
     Small-Cap Opportunity Fund ......  2,239,266        69,681       2,169,585
     Small-Cap Value Fund ............    717,082        48,078         669,004
     Index Fund ......................    655,034        94,946         560,088
     Large-Cap Aggressive Growth Fund       5,730         5,669              61
     Small-Cap Aggressive Growth Fund      11,373        10,982             391
     Technology Fund .................     12,434         9,948           2,486
     Balanced Fund ...................    172,529        42,066         130,463
     Emerging Markets ................    213,586         4,342         209,244

     There were no advisory fee waivers for the other Funds.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

     For the period ended June 30, 2001, HIM and/or Harris Trust and Savings Bank also reimbursed expenses of $16,468, $13,077 and $11,217 for the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund and the Technology Fund, respectively.

     Prior to May 1, 2001, pursuant to Portfolio Management Agreements between Harris Trust and HIM, HIM furnished investment guidance and policy direction in connection with the daily portfolio management of the Funds. HIM and Harris Trust are subsidiaries of Harris Bankcorp, Inc.

     HIM has entered into Investment Sub-Advisory Agreements with Hansberger Global Investors, Inc. ("Hansberger") with respect to the International Fund and the Emerging Markets Fund. Pursuant to those agreements, Hansberger selects and manages the securities in which those Funds invest. Hansberger, as Sub-Adviser, receives a fee directly from HIM and not from the Funds.

     The Trust has an Administration Agreement with Harris Trust and Savings Bank (the "Administrator"). In this capacity, the Administrator generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC" or the "Sub-Administrator and Accounting
Services Agent"), pursuant to which the Sub-Administrator and Accounting Services Agent performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates the Sub-Administrator and Accounting Services Agent for providing such services. The Administrator also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). The Administrator has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. The Administrator compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for their services, the Administrator and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of the average net assets in excess of $600 million. For the period ended June 30, 2001, the Administrator waived fees of $133,273 for the Government Money Market Fund and $1,045,519 for the Money Market Fund.

     PFPC Distributors, Inc. ("PFPC" or the "Distributor") provides services as distributor in connection with sales of shares of the Funds. No compensation is payable to PFPC for its distribution services. Fees for services rendered by the Distributor were paid by the Administrator. For the period ended June 30, 2001, the aggregate sales charges paid with respect to A shares of the Funds were $37,346, of which $3,060 was retained and $34,286 was reallowed to dealer firms. Sales charges retained and reallowed are as follows:


                                                                               RETAINED         REALLOWED
                                                                               --------         ---------
     Short/Intermediate Bond Fund .........................................      $392             $5,316
     Bond Fund ............................................................        45                784
     Intermediate Government Bond Fund ....................................       415              5,337
     Intermediate Tax-Exempt Bond Fund ....................................        32                437
     Tax-Exempt Bond Fund .................................................       354              4,546
     Convertible Securities Fund ..........................................        50                845
     Equity Fund ..........................................................       103                964
     Equity Income Fund ...................................................       157              1,597
     Core Equity Fund .....................................................       273              2,781
     Small-Cap Opportunity Fund ...........................................        36                371
     Small-Cap Value Fund .................................................       960              8,872
     Balanced Fund ........................................................       243              2,436

     Certain employees of PFPC Inc. are officers of the Funds. During the period ended June 30, 2001, PFPC received $3,339,860 in aggregate fees and expenses (net of waivers of $145,136) from the Administrator for services rendered under various agreements described above.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

4.   SERVICE PLANS

     The Trust has adopted a Service Plan (the "Plan") for the N shares of each Fund. Under the Plan, each Fund may pay banks and other institutions ("Service Organizations") for shareholder support services that they provide, at a rate of up to 0.25% (on an annualized basis) of the average daily net asset value of the Fund's N shares.

     Under a separate Service Plan adopted by the N shares of the Money Market Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"), those Funds may make payments to Service Organizations for shareholder support services and also may bear the costs connected with distribution and other services, at a rate of up to 0.10% (on an annualized basis) of the average daily net asset value of each Fund's N shares.

     The Funds, except for the Index Fund and the Money Market Funds, have adopted a separate 12b-1 Plan that provides for distribution/service fees of up to 0.25% (on an annualized basis) of the average daily net assets attributable to A shares.

     Additionally, the Funds, except for the Government Money Market Fund, the Tax-Exempt Money Market Fund and the Convertible Securities Fund, have adopted a Service Plan for B shares of the Funds that provides for service fees of up to 0.25% (or an annualized basis) of the average net assets of the B shares. The Funds, except for the Government Money Market Fund, the Tax-Exempt Money Market Fund and the Convertible Securities Fund, have adopted a 12b-1 Plan that provides for distribution fees of up to 0.75% (on an annualized basis) of the average daily net assets of the B shares.

     For the period ended June 30, 2001, the non-Money Market Funds paid the following shareholder service fees pursuant to the Plans, including fees paid to Harris Trust and to the Distributor:


                                                                               N SHARES         B SHARES
                                                                               --------         --------
     Short/Intermediate Bond Fund ......................................        $ 5,289            $--
     Bond Fund .........................................................          5,294             --
     Intermediate Government Bond Fund .................................          6,883             12
     Intermediate Tax-Exempt Bond Fund .................................          1,436             --
     Tax-Exempt Bond Fund ..............................................          1,267              3
     Convertible Securities Fund .......................................            339             --
     Equity Fund .......................................................         21,359             --
     Equity Income Fund ................................................          6,142             --
     Core Equity Fund ..................................................          8,104              1
     Small-Cap Opportunity Fund ........................................         12,953             --
     Small-Cap Value Fund ..............................................          3,030              7
     Index Fund ........................................................         29,693             --
     Balanced Fund .....................................................          2,502             --
     International Fund ................................................          7,421             --
     Emerging Markets Fund .............................................            814             --

     For the period ended June 30, 2001, shareholder service fees paid by the Money Market Funds under the Plan were $373,638, $1,670,759, and $310,624 and fees paid under the 12b-1 Plan were $148,661, $668,304, and $124,249 (net of voluntary waivers of $794, $0, and $0) for the N shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)


     For the period ended June 30, 2001, the following Funds have paid fees under the 12b-1 plans for A and B shares. The fees are as follows:


                                                                               A SHARES         B SHARES
                                                                               --------         --------
     Short/Intermediate Bond Fund .....................................          $482              $--
     Bond Fund ........................................................            56               --
     Intermediate Government Bond Fund ................................           184               37
     Intermediate Tax-Exempt Bond Fund ................................            33               --
     Tax-Exempt Bond Fund .............................................           165               10
     Convertible Securities Fund ......................................            13               --
     Equity Fund ......................................................           207               --
     Equity Income Fund ...............................................           636               --
     Core Equity Fund .................................................           918                2
     Small-Cap Opportunity Fund .......................................            66               --
     Small-Cap Value Fund .............................................           194               22
     Balanced Fund ....................................................           189               --
     International Fund ...............................................             3               --
     Emerging Markets Fund ............................................             9               --

5.   PUBLIC OFFERING PRICE

     A shares of the Funds are sold at a public offering price which is equal to the current net asset value of such shares with a maximum front-end sales load of 5.50% for the Equity Funds, 4.50% for the Convertible Securities Fund, Tax-Exempt Bond Fund, and Bond Fund, and 3.50% for the Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund, and Intermediate Government Bond Fund.

6.   INVESTMENT TRANSACTIONS

     The cost of investments at June 30, 2001 and the net realized gains and losses on securities sold for the period then ended for each of the Funds for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes.

     Purchases and sales of investment securities of the non-Money Market Funds (excluding short-term investments and U.S. government securities) during the period ended June 30, 2001 were as follows:


                                                                               PURCHASES                SALES
                                                                             ------------           ------------
     Short/Intermediate Bond Fund ......................................     $ 69,639,275           $ 59,537,424
     Bond Fund .........................................................       41,050,376             47,512,017
     Intermediate Government Bond Fund .................................        3,718,254              5,021,657
     Intermediate Tax-Exempt Bond Fund .................................      130,284,039            128,667,426
     Tax-Exempt Bond Fund ..............................................       89,359,893             83,679,790
     Convertible Securities Fund .......................................        5,596,380              8,909,676
     Equity Fund .......................................................      150,753,300            152,256,127
     Equity Income Fund ................................................       13,036,483             12,044,406
     Core Equity Fund ..................................................       41,526,205             30,869,410
     Small-Cap Opportunity Fund ........................................      221,108,590            211,317,136
     Small-Cap Value Fund ..............................................      121,592,101             62,330,239
     Index Fund ........................................................       15,373,356             14,720,255
     Large-Cap Aggressive Growth Fund ..................................        2,996,374                618,556
     Small-Cap Aggressive Growth Fund ..................................        6,296,083              1,055,942
     Technology Fund ...................................................        6,119,620                772,434
     Balanced Fund .....................................................       17,684,833             14,291,135
     International Fund ................................................       51,224,711             50,189,704
     Emerging Markets Fund .............................................        5,215,106              3,825,417

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)


     Purchases and sales of U.S. government securities, excluding short-term securities, of the non-Money Market Funds during the period ended June 30, 2001 were as follows:

                                               PURCHASES                SALES
                                              -----------          -------------
     Short/Intermediate Bond Fund .........   $15,245,209          $ 21,786,765
     Bond Fund ............................    36,621,355            50,248,074
     Intermediate Government Bond Fund ....    16,402,644            10,716,096
     Balanced Fund ........................     5,313,824             7,730,325

     At June 30, 2001, gross unrealized appreciation (depreciation) for each non-Money Market Fund was as follows:


                                                                                                   NET UNREALIZED
                                                            UNREALIZED          UNREALIZED          APPRECIATION
                                                           APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
                                                           ------------       --------------       --------------
     Short/Intermediate Bond Fund ......................   $  3,952,817        $ (2,156,300)         $ 1,796,517
     Bond Fund .........................................      3,633,838          (1,142,685)           2,491,153
     Intermediate Government Bond Fund .................      1,683,467            (442,327)           1,241,140
     Intermediate Tax-Exempt Bond Fund .................      9,505,660             (18,720)           9,486,940
     Tax-Exempt Bond Fund ..............................      7,316,789             (27,702)           7,289,087
     Convertible Securities Fund .......................      5,328,322          (6,977,621)          (1,649,299)
     Equity Fund .......................................     48,363,748         (13,814,037)          34,549,711
     Equity Income Fund ................................     18,494,746          (1,887,161)          16,607,585
     Core Equity Fund ..................................     41,921,393          (4,190,557)          37,730,836
     Small-Cap Opportunity Fund ........................    115,572,921         (26,721,198)          88,851,723
     Small-Cap Value Fund ..............................     38,969,207          (4,226,001)          34,743,206
     Index Fund ........................................    154,516,958         (42,320,195)         112,196,763
     Large-Cap Aggressive Growth Fund ..................         52,701            (401,203)            (348,502)
     Small-Cap Aggressive Growth Fund ..................        728,700            (351,052)             377,648
     Technology Fund ...................................        305,128          (1,216,600)            (911,472)
     Balanced Fund .....................................      4,498,892          (2,190,864)           2,308,028
     International Fund ................................     18,274,633         (33,987,275)         (15,712,642)
     Emerging Markets Fund .............................      4,530,561          (5,288,700)            (758,139)

     At December 31, 2000, the following Funds had available capital losses that may be used to offset future net capital gains through the years 2005, 2006, 2007, 2008, and 2009:

                    Government Money Market Fund ..............   $   (82,375)
                    Money Market Fund .........................      (101,995)
                    Tax-Exempt Money Market Fund ..............        (3,784)
                    Short/Intermediate Bond Fund ..............    (4,597,710)
                    Bond Fund .................................    (4,704,405)
                    Tax-Exempt Bond Fund ......................    (3,084,729)
                    Intermediate Government Bond Fund .........    (1,800,534)
                    Intermediate Tax-Exempt Bond Fund .........    (2,248,289)
                    Equity Income Fund ........................      (438,848)
                    International Fund ........................    (3,046,051)
                    Emerging Markets Fund .....................    (8,476,347)

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)


7.   COMPOSITION OF NET ASSETS

     At June 30, 2001, net assets of each Fund consisted of:


                                                        GOVERNMENT                       TAX-EXEMPT
                                                       MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                           FUND            FUND             FUND
                                                       ------------   --------------   --------------
     Beneficial Interest at Par Value .............    $    585,089   $    4,258,905   $    1,040,864
     Paid-in Capital ..............................     584,504,293    4,254,646,953    1,039,822,120
     Undistributed Net Investment Income ..........              --               --               --
     Accumulated Net Realized Gain/(Loss) .........           8,901         (100,342)          (3,784)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations .........              --               --               --
                                                       ------------   --------------   --------------
     Net Assets                                        $585,098,283   $4,258,805,516   $1,040,859,200
                                                       ============   ==============   ==============


                                                          SHORT/                        INTERMEDIATE
                                                       INTERMEDIATE                      GOVERNMENT
                                                         BOND FUND       BOND FUND        BOND FUND
                                                       ------------   --------------   --------------
     Beneficial Interest at Par Value .............    $     22,837     $     21,204      $     4,163
     Paid-in Capital ..............................     235,111,532      215,825,161       69,324,766
     Undistributed Net Investment Income ..........              (2)              --               --
     Accumulated Net Realized Gain/(Loss) .........      (3,240,302)      (3,757,755)      (1,559,342)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations .........       1,796,517        2,491,153        1,241,140
                                                       ------------     ------------      -----------
     Net Assets ...................................    $233,690,582     $214,579,763      $69,010,727
                                                       ============     ============      ===========


                                                       INTERMEDIATE                      CONVERTIBLE
                                                        TAX-EXEMPT      TAX-EXEMPT       SECURITIES
                                                         BOND FUND       BOND FUND          FUND
                                                       ------------   --------------   --------------
     Beneficial Interest at Par Value .............    $     18,792     $     10,355      $     1,749
     Paid-in Capital ..............................     196,380,707      103,525,557       41,333,809
     Undistributed Net Investment Income ..........              52                3           22,570
     Accumulated Net Realized Gain/(Loss) .........        (855,327)      (2,075,068)      (1,857,222)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations .........       9,486,940        7,289,087       (1,649,299)
                                                       ------------     ------------      -----------
     Net Assets ...................................    $205,031,164     $108,749,934      $37,851,607
                                                       ============     ============      ===========

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)


                                                                              EQUITY              CORE             SMALL-CAP
                                                            EQUITY             INCOME            EQUITY           OPPORTUNITY
                                                             FUND               FUND              FUND               FUND
                                                         ------------        -----------       ------------       ------------
     Beneficial Interest at Par Value ............       $     29,920        $     3,827       $      7,306       $     24,682
     Paid-in Capital .............................        323,890,723         51,552,142        126,417,583        384,767,870
     Undistributed Net Investment Income .........            (45,762)            (9,949)            64,438         (1,507,300)
     Accumulated Net Realized Gain/(Loss) ........         (1,019,935)         1,590,557            502,587           (154,133)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ........         34,549,711         16,607,585         37,730,836         88,851,723
                                                         ------------        -----------       ------------       ------------
     Net Assets ..................................       $357,404,657        $69,744,162       $164,722,750       $471,982,842
                                                         ============        ===========       ============       ============


                                                                                                LARGE-CAP          SMALL-CAP
                                                          SMALL-CAP                             AGGRESSIVE         AGGRESSIVE
                                                            VALUE              INDEX             GROWTH             GROWTH
                                                            FUND                FUND               FUND              FUND
                                                         ------------       ------------       ------------       ------------
     Beneficial Interest at Par Value ............       $      5,745       $     19,472         $      285         $      558
     Paid-in Capital .............................        183,517,532        393,579,248          2,544,330          5,686,570
     Undistributed Net Investment Income .........             99,362              2,444               (423)             3,088
     Accumulated Net Realized Gain/(Loss) ........         18,952,678          4,631,445           (174,976)          (199,547)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ........         34,743,206        112,196,763           (348,502)           377,648
                                                         ------------       ------------         ----------         ----------
     Net Assets ..................................       $237,318,523       $510,429,372         $2,020,714         $5,868,317
                                                         ============       ============         ==========         ==========


                                                                                                                    EMERGING
                                                          TECHNOLOGY           BALANCED        INTERNATIONAL        MARKETS
                                                             FUND                FUND             FUND               FUND
                                                         ------------        -----------       ------------       ------------
     Beneficial Interest at Par Value ............         $      595        $     4,381       $     18,788        $     4,944
     Paid-in Capital .............................          5,558,521         55,678,465        264,535,108         43,655,404
     Undistributed Net Investment Income .........             (6,197)            31,458          1,239,644            258,347
     Accumulated Net Realized Gain/(Loss) ........           (302,155)           (32,388)       (11,140,241)        (9,388,700)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ........           (911,472)         2,308,028        (15,712,642)          (758,139)
                                                           ----------        -----------       ------------        -----------
     Net Assets ..................................         $4,339,292        $57,989,944       $238,940,657        $33,771,856
                                                           ==========        ===========       ============        ===========

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2001 (UNAUDITED)

8.   CONCENTRATION OF RISKS

     The Tax-Exempt Money Market Fund, Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund invest primarily in diversified portfolios of municipal securities, including municipal bonds and debentures. The Fixed Income Funds and the Money Market Funds invest in debt instruments. The issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

     Each of the  International  Fund and the  Emerging  Markets Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

9.   LINE OF CREDIT

     The Trust, on behalf of the Funds, has a 364-day $200,000,000 aggregate Revolving Credit Facility ("Credit Facility") with the Bank of Montreal, the parent of Harris Trust. The Credit Facility permits one or more of the Funds to borrow for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions. Under the terms of the Credit Facility, each Fund pays a quarterly commitment fee at a rate of 0.09% per annum on the average daily balance of the Credit Facility that is available during each quarter ("Commitment Fee"). The Commitment Fee is allocated among the Funds based on relative net assets of the Funds. In addition, the Funds will pay interest on any borrowings at the Federal Funds rate plus 0.50%. For the period ended June 30, 2001, none of the Funds had borrowings under the Credit Facility.

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

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

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

                             HARRIS INSIGHT(R) FUNDS

                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406
                            TELEPHONE: (800) 982-8782

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

ADMINISTRATOR, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISER
Hansberger GlobalInvestors, Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale, Florida 33301

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, Pennsylvania 19103-7042

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602


BOARD OF TRUSTEES

C. GARY GERST
Chairman of the Board of Trustees; Chairman Emeritus, Jones Lang LaSalle, formerly named LaSalle Partners Ltd. (real estate investment manager and consulting firm). Director, Florida Office Property Company, Inc. (real estate investment fund).

EDGAR R. FIEDLER
Senior Fellow and Economic Counselor, The Conference Board. Director or Trustee, The Scudder Funds and PEG Capital Management (investment companies).

VALERIE B. JARRETT
Executive Vice President, The Habitat Company (residential property developer) and Chairman and Chief Executive Officer, Chicago Transit Authority. Director, USG Corporation (building materials manufacturer).

JOHN W. MCCARTER, JR.
President and Chief Executive Officer, The Field Museum of Natural History, and former Senior Vice President and Director, Booz-Allen & Hamilton, Inc. (consulting firm). Chairman, Divergence LLC (biotechnology firm); and Director, W.W. Grainger, Inc. (industrial distributor) and A.M. Castle, Inc. (metals distributor).

PAULA WOLFF
Senior Executive, Chicago Metropolis 2020 (civic organization), and former President, Governors State University. Trustee, University of Chicago; Chair, University of Chicago Hospitals; and Director, Ariel Capital Management, Inc. (investment manager).

OFFICERS

PETER P. CAPACCIO
President

MERRILL J. SKLENAR
Vice President

DAVID LEBISKY
Secretary

THOMAS J. RYAN
Treasurer and Chief Financial Officer

L. LINN SOLANO
Assistant Treasurer

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
                             HARRIS INSIGHT FUNDS.

      IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
                           ACCOMPANIED OR PRECEDED BY

                    A PROSPECTUS OF THE HARRIS INSIGHT FUNDS.
     PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                               INVESTMENT ADVISER:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             PFPC Distributors, Inc.


                                 HIF 1001 06/01